UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-23235

                                      Morningstar Funds Trust

(Exact name of registrant as specified in charter)

Morningstar Funds Trust

22 W. Washington Street

                            Chicago, IL 60602

(Address of principal executive offices) (Zip code)

D. Scott Schilling

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

With a copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street N.W., Suite 700

                         Washington, District of Columbia, 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 696-6000

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2020

Item 1. Reports to Stockholders.

S E M I - A N N U A L R E P O R T	October 31, 2020 (unaudited)
Morningstar Funds Trust

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Unconstrained Allocation Fund

Morningstar Alternatives Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (e.g., custodian, financial adviser through which you invest or sponsor of the investment advisory program). Instead, the reports will be made available on a website (http://connect.rightprospectus.com/Morningstar), and you will be notified by mail or by such other manner as you have agreed upon with your financial intermediary each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund on your financial intermediary electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary (including through an investment advisory program sponsored by Morningstar Investment Services LLC or another financial institution), you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will to apply to all Morningstar Funds held with your financial intermediary.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Introduction

Morningstar Investment Management LLC launched an open-end management investment company consisting of nine separate portfolios (each a fund) that span the investment opportunity set1. Most of these Funds were designed to provide exposure to a broad asset class, such as U.S. equities, while our active management of each Fund’s asset allocation and active managers (known as “subadvisers”) will adjust exposures to subasset classes (such as small-cap value) based on our valuation views and those of the subadvisers.

Concept and Structure

We created the Morningstar Funds Trust using an open architecture, multimanager approach, hiring as active subadvisers both institutional managers and other managers whose mutual funds were previously used in Morningstar® Managed PortfoliosSM. Our analysts and portfolio managers continually use research, data, and analysis from Morningstar, Inc. and its affiliates to study the subadvisers and their investments closely and determine which fit best with our investment philosophy and the investment objectives of each Morningstar Fund2. We have selected managers we believed were independent, skilled investors in their respective asset classes.

Consistent with our investment approach, our asset allocation process for the Morningstar Funds is based on fundamentals and driven by valuations. We look for asset classes and sub-asset classes around the globe that, in our view, offer fundamental value relative to price. Allocations within each Fund are in line with what we believe to reflect the best risk-adjusted opportunities.

How to Read This Report

This report outlines the structure and performance of the assets comprised by the Morningstar Funds Trust from May 1, 2020 through October 31, 2020. Included are fund holdings and positioning that may aid understanding of returns for the period.

Statements made within this report are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change views about individual holdings, sectors, and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Morningstar Funds’ future investment intent.

1All references to “we” or “our” in this report, including the funds’ performance summaries, refer to Morningstar Investment Management LLC.

2 Morningstar Funds Trust is an open-end management investment company registered under the Investment Company Act of 1940 (as amended). Use of the term “Morningstar Funds” hereafter refers to Morningstar Funds Trust, or its individual series, as applicable.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statement of Shareholder Rights

It is important to note that as a shareholder, you have certain rights and protections, chief among them an independent Board of Trustees (the “Trustees”), whose main role is to represent your interests.

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of each Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, including the Funds.

The “Independent Trustees” are Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (e.g. not a Morningstar employee).

More information about the Trustees is available at

https://www.morningstar.com/company/morningstar-funds-governance.

The Board of Trustees for the Morningstar Funds Trust is committed to representing your interests as well as implementing and maintaining sound fund governance principles. If you have comments or questions with respect to your investment in the Morningstar Funds, you may direct them to the Board of Trustees in the following ways:

By email: BoardofTrustees.MorningstarFundsTrust@morningstar.com

By mail: Chair of the Board of Trustees of Morningstar Funds Trust

              c/o D. Scott Schilling, Chief Compliance Officer

              22 West Washington Street

              Chicago, IL 60602

Morningstar Funds Trust    October 31, 2020 (unaudited)

Letter to Shareholders

Dear Shareholders:

We are delighted to provide the semi-annual report for the Morningstar Funds Trust. This report features data for the six months ended October 31, 2020.

We offer the Morningstar Funds for use within our Morningstar® Managed PortfoliosSM lineup. We designed the funds to reduce the overall costs of our portfolios and to allow our investment team greater control of asset allocation. Both these benefits show our commitment to putting investors first and empowering investor success.

The nine Morningstar Funds power a suite of multi-asset managed portfolios, from a traditional Asset Allocation series designed to align with a client’s risk tolerance, to our Outcome-Based portfolios like the U.S. Real Return series or our Absolute Return portfolio. Our outcome-based series is designed to fit with financial advisors who help their clients develop a goals-based financial plan. To learn more about the managed portfolios program, visit mp.morningstar.com.

As an investment management subsidiary of Morningstar, Inc., a leader in fund manager research for more than 35 years, we know we are held to the same high standards that Morningstar has set. We aim to do that in every way we handle the funds, in the composition of the funds’ board of trustees, in the transparency the funds provide by reporting sub-accounting fees in their prospectuses and in my letters accompanying the funds’ annual reports. We hope you’ll agree that the Morningstar Funds Trust offers mutual funds the Morningstar way.

Thank you for your trust in these funds. We look forward to staying focused on helping investors reach their financial goals.

Sincerely,

Daniel Needham

President & Chief Investment Officer

Morningstar Investment Management LLC

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information

Morningstar U.S. Equity Fund

General Information
Net Asset Value Per Share	$10.33
Total Net Assets (millions)	$1,255
Net Expense Ratio(a)	0.81%
Gross Expense Ratio(a)	0.87%
Portfolio Turnover Rate	31%
Number of Companies	296
Fund Inception	November 2, 2018
No sales charges or distribution fees

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$34.46
Price-to-Earnings Ratio(b)	20.79

Ten Largest Equities (%)(c)(d)(e)
Amazon.com, Inc.	2.0
Facebook, Inc., Class A	1.3
Apple, Inc.	1.2
Thermo Fisher Scientific, Inc.	1.1
Archer-Daniels-Midland Co.	1.1
Microsoft Corp.	1.1
Johnson & Johnson	1.0
JPMorgan Chase & Co.	1.0
Comcast Corp., Class A	1.0
Visa, Inc., Class A	0.9

Asset Allocation(c)

Sector Diversification (%)(c)(d)
Consumer, Noncyclical	17.5
Financial	17.5
Technology	12.3
Industrial	9.6
Consumer, Cyclical	9.0
Communications	7.5
Utilities	3.2
Basic Materials	3.0
Energy	0.9

* Includes, if any, cash, short-term investments, receivables, payables and investments rounding to less than 0.05%.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85% (the Base Expense Limitation Agreement). In addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding the above listed expenses other than AFFE) do not exceed 0.85% (the Supplemental Expense Limitation Agreement).

(b) Price-to-earnings (P/E) ratio is calculated using 12-month forward earnings estimates from third-party sources deemed reliable.

(c) Percentages shown are based on Net Assets

(d) Excludes Investment Companies and Other.

(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar U.S. Equity Fund

Investment Objective

Morningstar U.S. Equity Fund seeks long-term capital appreciation.

Investment Strategies

In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities of U.S.-based companies, and may invest up to 100% of its assets in such securities. The Fund seeks to provide broad U.S. equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. The Fund may also invest in real estate investment trusts (REITs) and non-U.S. companies. The Fund may invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund may also invest in investment companies such as mutual funds and exchange traded funds (ETFs), which could represent a significant percentage of assets. The Fund employs a multimanager, subadvised structure.

Investment Subadvisers:

ClearBridge Investments, LLC

Diversified large-cap growth equity across stable, cyclical and select growth companies.

Diamond Hill Capital Management, Inc.

Targeted exposure to U.S. mid-cap value companies.

Levin Easterly Partners LLC

Provides large-cap blend U.S equity exposure.

Massachusetts Financial Services Company, d/b/a MFS Investment Management

Provides large-cap value exposure, favoring higher-quality, value companies with stronger balance sheets and more consistent profitability.

Wasatch Advisors, Inc.

Small-/mid-cap growth companies with the potential to deliver more stable profits while avoiding earlier-stage companies that may lack a proven track record of revenues and earnings.

Westwood Management Corp.

Provides small-cap equity with an emphasis on value.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information

Morningstar International Equity Fund

General Information
Net Asset Value Per Share	$9.76
Total Net Assets (millions)	$814
Net Expense Ratio(a)	0.90%
Gross Expense Ratio(a)	1.08%
Portfolio Turnover Rate	18%
Number of Companies	235
Fund Inception	November 2, 2018
No sales charges or distribution fees

Portfolio Characteristics
Weighted Average Market Capitalization (billions)	$32.56
Price-to-Earnings Ratio(b)	18.13
Countries Represented	41
Emerging Markets(c)(d)	24.5%

Ten Largest Equities (%)(c)(d)(e)
Lloyds Banking Group PLC	1.4
Tencent Holdings Ltd.	1.4
Glencore PLC	1.4
BNP Paribas S.A.	1.4
Allianz S.E.	1.3
Samsung Electronics Co. Ltd.	1.3
Intesa Sanpaolo S.p.A.	1.2
Daimler A.G.	1.2
CNH Industrial N.V.	1.1
Credit Suisse Group A.G.	1.1

Asset Allocation(c)

Sector Diversification (%)(c)(d)
Financial	17.1
Consumer, Noncyclical	12.9
Consumer, Cyclical	10.0
Communications	8.1
Industrial	8.0
Technology	7.7
Basic Materials	4.6
Energy	1.4
Utilities	0.2
Diversified	0.1

Region Diversification (%)(c)(d)
Europe (excluding United Kingdom)	28.7
Pacific (excluding Japan)	22.4
United Kingdom	8.3
Japan	4.3
Latin America	2.8
Africa	1.8
Canada	1.1
Middle East	0.5
United States	0.2

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Base Expense Limitation Agreement). In addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding the above listed expenses other than AFFE) do not exceed 1.00% (the Supplemental Expense Limitation Agreement).

(b) Price-to-earnings (P/E) ratio is calculated using 12-month forward earnings estimates from third-party sources deemed reliable.

(c) Percentages shown are based on Net Assets.

(d) Excludes Investment Companies and Other.

(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar International Equity Fund

Investment Objective

Morningstar International Equity Fund seeks long-term capital appreciation.

Investment Strategies

In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities. Under normal circumstances, the Fund will invest approximately 80-100% of its assets in securities of issuers domiciled outside of the United States. The Fund may invest in developed and emerging markets and will typically invest in a minimum of 10 countries. The Fund seeks to provide broad international equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. The Fund may also invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund may also invest in investment companies such as mutual funds and exchange traded funds (ETFs), which could represent a significant percentage of assets. The Fund employs a multimanager, subadvised structure.

Investment Subadvisers:

Harding Loevner L.P.

Provides growth-leaning exposure to non-U.S. developed equity markets.

Harris Associates L.P.

Provides exposure to value-leaning, non-U.S. developed equity markets.

Lazard Asset Management LLC

Provides active equity exposure to emerging-markets value companies.

T. Rowe Price Associates, Inc.

Provides active exposure to emerging-markets growth companies.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information

Morningstar Global Income Fund

General Information
Net Asset Value Per Share	$9.91
Total Net Assets (millions)	$243
Net Expense Ratio(a)	0.61%
Gross Expense Ratio(a)	0.62%
Portfolio Turnover Rate	36%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Equity Portfolio (42.2%)

Number of Common Stocks	37

Five Largest Sectors (%)(b)(c)
Financial	9.7
Consumer, Noncyclical	6.8
Utilities	6.3
Industrial	5.2
Basic Materials	4.3

Ten Largest Equities (%)(b)(c)(d)
Toyota Motor Corp. ADR	1.9
NextEra Energy, Inc.	1.7
Duke Energy Corp.	1.7
Xinyi Glass Holdings Ltd.	1.7
JPMorgan Chase & Co.	1.6
Iberdrola S.A.	1.6
Johnson Controls International PLC	1.5
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5
Smurfit Kappa Group PLC	1.5
PLA Administradora Industrial S. de R.L. de C.V.	1.4

Asset Allocation(b)

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not.The Adviser has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.89% (the Base Expense Limitation Agreement). In addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding the above listed expenses other than AFFE) do not exceed 0.75% (the Supplemental Expense Limitation Agreement).

(b) Percentages shown are based on Net Assets.

(c) Excludes Investment Companies and Other.

(d) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Global Income Fund

Investment Objective

Morningstar Global Income Fund seeks current income and long-term capital appreciation.

Investment Strategies

In seeking current income and long-term capital appreciation, the Fund has significant flexibility and invests across asset classes and geographies, according to the adviser’s assessment of their valuations, fundamental characteristics, and income levels. The Fund invests in investment companies such as open-, closed-end or ETFs which could represent a significant percentage of the Fund’s assets. The Fund may invest at least 20% (or, if market conditions are unfavorable, at least 10%) of assets in securities of issuers domiciled outside of the United States and may invest up to 100% assets in such securities.

The Fund invests in income-generating equity securities, which may include common stocks, convertible securities, preferred stocks, real estate investment trusts (REITs), and master limited partnerships (MLPs). The Fund may invest in companies of any size from any country, including emerging markets.

The Fund also invests in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging-market debt securities, mortgage-backed and asset-backed securities, and floating-rate notes. The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.

The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund employs a multimanager, subadvised structure.

Investment Subadviser:

Schafer Cullen Capital Management, Inc.

Global income that seeks exposure to attractively priced, high-quality, dividend-paying companies in the U.S. and international markets, including emerging markets.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information

Morningstar Total Return Bond Fund

General Information
Net Asset Value Per Share	$11.20
Total Net Assets (millions)	$608
Net Expense Ratio(a)	0.52%
Gross Expense Ratio(a)	0.75%
Portfolio Turnover Rate	226%
Number of Issuers	683
Fund Inception	November 2, 2018
No sales charges or distribution fees

Portfolio Characteristics
Effective Duration (years)(b)	6.3
Non-USD Exposure(c)(d)(e)	1.0%

Five Largest Issuers (%)(c)(d)(f)
U.S. Treasury	14.0
Federal National Mortgage Association	10.6
Government National Mortgage Association	6.7
Federal Home Loan Mortgage Corporation	4.3
Bank of America Corp.	1.3

Credit Quality (%)(c)(d)(g)
U.S. Treasury	14.0
U.S. Agency	23.0
AAA	5.6
AA	3.4
A	15.6
BBB	18.8
BB	2.0
B	0.7
CCC	0.4
CC	0.1
Not Rated	1.9

Asset Allocation(c)

Sector Diversification (%)(c)(d)
Mortgage Securities	27.3
Government	18.4
Financial	10.5
Consumer, Noncyclical	5.6
Asset Backed Securities	5.0
Energy	4.2
Communications	3.8
Industrial	3.2
Technology	2.5
Consumer, Cyclical	2.0
Utilities	1.7
Basic Materials	1.3

Region Diversification (%)(c)(d)
United States	70.9
Latin America	6.3
Europe (excluding United Kingdom)	4.0
Pacific (excluding Japan)	1.3
United Kingdom	1.3
Middle East	0.9
Canada	0.3
Japan	0.3
Africa	0.2

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.53% (the Base Expense Limitation Agreement). In addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding the above listed expenses other than AFFE) do not exceed 0.54% (the Supplemental Expense Limitation Agreement).

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Total Return Bond Fund

(b) Effective duration is a measure of a Fund’s interest-rate sensitivity—the longer a Fund’s duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.

(c) Percentages shown are based on Net Assets.

(d) Excludes Investment Companies and Other.

(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.

(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

(g) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Total Return Bond Fund

Investment Objective

Morningstar Total Return Bond Fund seeks to maximize total return while also generating income and preserving capital.

Investment Strategies

In seeking to maximize total return while also generating income and preserving capital, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality.

The Fund invests primarily in investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. government debt securities including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may also invest up to 20% of its assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.

In addition, the Fund may invest up to 15% of its assets in collateralized debt obligations (CDOs), of which 10% (as a percentage of the Fund’s assets) may be in collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund may also invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund may also enter into reverse repurchase agreements and dollar rolls. The Fund may also invest in investment companies such as mutual funds and exchange traded funds (ETFs). The Fund employs a multimanager, subadvised structure.

Investment Subadvisers:

BlackRock Financial Management, Inc.

Core-plus total return objective; aims to primarily invest in investment-grade, domestic fixed-income securities with opportunistic, out-of-benchmark allocations and derivatives.

Western Asset Management Company

Provides core-bond exposure seeking exposure to investment-grade, domestic fixed-income securities.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information

Morningstar Municipal Bond Fund

General Information
Net Asset Value Per Share	$10.57
Total Net Assets (millions)	$353
Net Expense Ratio(a)	0.58%
Gross Expense Ratio(a)	0.66%
Portfolio Turnover Rate	36%
Number of Issuers	363
Fund Inception	November 2, 2018
No sales charges or distribution fees

Portfolio Characteristics
Effective Duration (years)(b)	4.5

Five Largest Issuers (%)(c)(d)(e)
New York State Dormitory Authority	1.7
Metropolitan Transportation Authority	1.4
Illinois Finance Authority	1.3
Washington State General Obligation Unlimited Bonds	1.2
California Infrastructure & Economic Development Bank	1.1

Credit Quality (%)(c)(d)(f)
AAA	6.2
AA	30.1
A	38.1
BBB	13.1
BB	2.2
B	0.1
CCC	0.2
C	0.2
A1+ (Short Term)	0.2
A1 (Short Term)	1.4
A2 (Short Term)	1.3
Not Rated	3.0

Asset Allocation(c)

Sector Diversification (%)(c)(d)
Medical	16.9
General	13.1
Transportation	11.7
General Obligation	8.4
Airport	7.5
Development	6.3
Multifamily Housing	6.1
Higher Education	5.4
Education	4.1
Power	3.5
School District	3.4
Water	3.1
Nursing Home	1.8
Utilities	1.3
Bond Banks	0.8
Tobacco Settlement	0.7
Housing	0.6
Single Family Housing	0.5
Pollution	0.4
Student Loan	0.4
Facilities	0.1

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59% (the Base Expense Limitation Agreement). In addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding the above listed expenses other than AFFE) do not exceed 0.59% (the Supplemental Expense Limitation Agreement).

(b) Effective duration is a measure of a Fund’s interest-rate sensitivity—the longer a Fund’s duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.

(c) Percentages shown are based on Net Assets.

(d) Excludes Investment Companies and Other.

(e) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Municipal Bond Fund

(f) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Municipal Bond Fund

Investment Objective

Morningstar Municipal Bond Fund seeks to generate income exempt from federal income taxes as well as capital preservation.

Investment Strategies

In seeking income exempt from federal income taxes as well as capital preservation, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) from municipal issuers within the United States or its territories.

The Fund’s dividends are generally exempt from federal income tax, although a portion may be an item of tax preference for purposes of the federal alternative minimum tax (“Tax Preference Item”). A portion of the dividends may also be exempt from state and local income taxes, depending on where you live. Under normal market conditions, the Fund is not considered an optimal investment for tax-advantaged retirement accounts, such as 401(k) plan accounts or individual retirement accounts, or for investors in low tax brackets, because such investors may not take advantage of the tax benefits of the Fund.

The Fund intends to invest primarily in investment-grade municipal securities, but may invest up to 35% of assets in high-yield fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may also invest in derivatives, including options, futures, swaps, and inverse floating-rate debt instruments (inverse floaters), for risk management purposes or as part of its investment strategies. The Fund may also invest in investment companies such as mutual funds and exchange traded funds (ETFs). The Fund employs a multimanager, subadvised structure.

Investment Subadvisers:

T. Rowe Price Associates, Inc.

Core-plus exposure to intermediate and long-term municipal bonds and derivatives, including both investment-grade and below-investment-grade securities.

Wells Capital Management, Inc.

Exposure to intermediate and short-term municipal bonds and derivatives, including investment-grade and below-investment-grade securities.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information

Morningstar Defensive Bond Fund

General Information
Net Asset Value Per Share	$10.31
Total Net Assets (millions)	$225
Net Expense Ratio(a)	0.48%
Gross Expense Ratio(a)	0.62%
Portfolio Turnover Rate	22%
Number of Issuers	135
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	2.3
Non-USD Exposure(c)(d)(e)	0.0%

Five Largest Issuers (%)(c)(d)(f)
Cerberus	1.8
PFS Financing Corp.	1.5
Fortress Credit Opportunities	1.3
Verizon Owner Trust	1.2
Federal Home Loan Mortgage Corporation	1.0

Credit Quality (%)(c)(d)(g)
U.S. Agency	2.3
AAA	19.6
AA	5.1
A	3.3
BBB	1.5
BB	2.9
B	1.4
CCC	0.5
Not Rated	5.7

Sector Diversification (%)(c)(d)
Asset Backed Securities	31.0
Mortgage Securities	7.3
Communications	1.5
Consumer, Cyclical	1.1
Consumer, Noncyclical	0.7
Financial	0.3
Industrial	0.2
Energy	0.2

Region Diversification (%)(c)(d)
United States	33.2
Latin America	8.5
Canada	0.5
Europe (excluding United Kingdom)	0.1

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not.The Adviser has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.48% (the Base Expense Limitation Agreement). In addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding the above listed expenses other than AFFE) do not exceed 0.55% (the Supplemental Expense Limitation Agreement).

(b) Effective duration is a measure of a Fund’s interest-rate sensitivity—the longer a Fund’s duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.

(c) Percentages shown are based on Net Assets.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Defensive Bond Fund

(d) Excludes Investment Companies and Other.

(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.

(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

(g) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Defensive Bond Fund

Investment Objective

Morningstar Defensive Bond Fund seeks capital preservation.

Investment Strategies

In seeking capital preservation, the Fund will normally invest at least 80% of its assets in a diversified portfolio of debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality. Under normal conditions, the Fund intends to pursue a defensive strategy of limiting its interest-rate sensitivity by maintaining a portfolio duration of three years or less.

The Fund invests primarily in short- and intermediate-term investment-grade fixed-income securities. These may include U.S. and non-U.S. investment-grade corporate debt securities, U.S. and non-U.S. government debt securities, and mortgage-backed and asset-backed securities. In most market environments, the Fund will not invest more than 20% of assets in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.

In addition, the Fund may invest a significant portion of its assets in collateralized debt obligations (CDOs), including collateralized loan obligations (CLOs). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

The Fund may also invest in investment companies such as mutual funds and exchange traded funds (ETFs), which could represent a significant percentage of assets. The Fund employs a multimanager, subadvised structure.

Investment Subadviser:

First Pacific Advisors, LP

Diversified portfolio of short-duration, fixed-income securities designed to anchor a portfolio of defensive assets.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information

Morningstar Multisector Bond Fund

General Information
Net Asset Value Per Share	$10.06
Total Net Assets (millions)	$254
Net Expense Ratio(a)	0.79%
Gross Expense Ratio(a)	0.91%
Portfolio Turnover Rate	54%
Number of Issuers	405
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(c)

Portfolio Characteristics
Effective Duration (years)(b)	5.4
Emerging Markets(c)(d)	43.1%
Non-USD Exposure(c)(d)(e)	34.6%

Five Largest Issuers (%)(c)(d)(f)
Mexican Bonos Desarollo	4.3
Government of Indonesia	3.2
Japan Treasury Discount Bill	3.1
Korea Treasury Bond	2.3
Brazil Notas do Tesouro Nacional	2.2

Credit Quality (%)(c)(d)(g)
AAA	0.7
AA	2.6
A	5.8
BBB	19.1
BB	27.0
B	15.2
CCC	6.4
Not Rated	13.6

Sector Diversification (%)(c)(d)
Government	45.8
Communications	8.1
Financial	7.4
Energy	7.3
Consumer, Cyclical	6.1
Consumer, Noncyclical	6.0
Industrial	4.3
Basic Materials	2.9
Utilities	1.7
Technology	0.7
Mortgage Securities	0.1

Region Diversification (%)(c)(d)
United States	28.2
Latin America	18.9
Pacific (excluding Japan)	15.5
Europe (excluding United Kingdom)	10.0
Africa	7.3
Middle East	5.9
Japan	3.1
Canada	1.1
United Kingdom	0.4

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80% (the Base Expense Limitation Agreement). In addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2021, to waive all or a portion of its

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Multisector Bond Fund

advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding the above listed expenses other than AFFE) do not exceed 0.80% (the Supplemental Expense Limitation Agreement).

(b) Effective duration is a measure of a Fund’s interest-rate sensitivity—the longer a Fund’s duration, the more sensitive the Fund is to shifts in interest rates. Duration is determined by a formula that includes coupon rates and bond maturities. Small coupons tend to increase duration, while shorter maturities and higher coupons shorten duration.

(c) Percentages shown are based on Net Assets.

(d) Excludes Common Stocks, Convertible Preferred Stocks, and Other.

(e) Non-USD currency exposure for the Fund reflects the value of the portfolio’s non-U.S. dollar denominated investments, as well as the impact of currency derivatives.

(f) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

(g) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Multisector Bond Fund

Investment Objective

Morningstar Multisector Bond Fund seeks total return through a combination of current income and capital appreciation.

Investment Strategies

In seeking total return through a combination of current income and capital appreciation, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality across various sectors of the fixed-income market. These may include U.S. and non-U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging-market debt securities, mortgage-backed and asset-backed securities, municipal securities, and floating-rate notes.

The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may invest without limit in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. Due to the opportunistic nature of its strategy, the Fund may also invest up to 20% of its assets in equity securities, including common stocks and convertible securities. The Fund may also invest in investment companies such as mutual funds and exchange traded funds (ETFs). The Fund employs a multimanager, subadvised structure.

Investment Subadvisers:

Franklin Advisers, Inc.

Benchmark-agnostic investment strategy with opportunistic exposure to interest rates, credit and currencies across both developed and emerging bond markets.

Loomis, Sayles & Company, L.P.

High-yield bond exposure with opportunistic bond allocations to bank loans, convertible bonds, investment-grade credit, agency and non-agency mortgage-backed securities.

TCW Investment Management Company LLC

Diversified, emerging-markets bond exposure across hard-currency, local-currency, and corporate emerging-markets debt.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information

Morningstar Unconstrained Allocation Fund

General Information
Net Asset Value Per Share	$9.93
Total Net Assets (millions)	$160
Net Expense Ratio(a)	0.73%
Gross Expense Ratio(a)	0.75%
Portfolio Turnover Rate	25%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(b)

Equity Portfolio (15.8%)

Number of Common Stocks	25

Five Largest Sectors (%)(b)(c)
Consumer, Noncyclical	7.7
Communications	2.4
Utilities	1.6
Technology	1.5
Industrial	1.3

Ten Largest Equities (%)(b)(c)(d)
H&R Block, Inc.	1.2
SES S.A.	1.0
Tapestry, Inc.	1.0
Stericycle, Inc.	0.9
McKesson Corp.	0.9
CVS Health Corp.	0.8
Omnicom Group, Inc.	0.8
Nielsen Holdings PLC	0.8
National Grid PLC	0.7
Bureau Veritas S.A.	0.7

Fixed Income Portfolio (13.0%)

Number of Issuers	48

Sector Diversification (%)(b)(c)
Government	9.0
Financial	1.1
Energy	0.9
Industrial	0.6
Technology	0.6
Consumer, Cyclical	0.4
Consumer, Noncyclical	0.3
Mortgage Securities	0.1

Five Largest Issuers (%)(b)(c)(d)
U.S. Treasury	4.2
Mexican Bonos Desarollo	1.5
Malaysia Government	0.6
Titulos De Tesoreria	0.6
Australia Government	0.5

Credit Quality (%)(b)(c)(e)
U.S. Treasury	4.2
AAA	0.6
AA	0.5
A	2.1
BBB	4.1
BB	1.5

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Base Expense Limitation Agreement). In addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding the above listed expenses other than AFFE) do not exceed 0.93% (the Supplemental Expense Limitation Agreement).

(b) Percentages shown are based on Net Assets.

(c) Excludes Investment Companies and Other.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Unconstrained Allocation Fund

(d) The Fund’s portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation to buy, sell, or hold any particular security and is not indicative of current or future trading activity.

(e) Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A1 to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Unconstrained Allocation Fund

Investment Objective

Morningstar Unconstrained Allocation Fund seeks long-term capital appreciation over a full market cycle.

Investment Strategies

In seeking long-term capital appreciation over a full market cycle, the Fund has significant flexibility and invests across asset classes and geographies according to the portfolio management team’s assessment of their valuations and fundamental characteristics.

The Fund invests in equity securities, which may include common stocks and real estate investment trusts (REITs). The Fund may invest in companies of any size from any country, including emerging markets.

To meet its objective, the Fund may also invest in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. government debt securities including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.

The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies. The Fund may also invest in investment companies such as mutual funds and exchange traded funds (ETFs), which could represent a significant percentage of assets. The Fund employs a multimanager, subadvised structure.

Investment Subadviser:

Lazard Asset Management LLC

Anchor global equity exposure focused on quality, attractively valued stocks, which have appeal throughout a market cycle.

Brandywine Global Investment Management, LLC

Global fixed income strategy designed to serve as an anchor position.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information

Morningstar Alternatives Fund

General Information
Net Asset Value Per Share	$10.57
Total Net Assets (millions)	$225
Net Expense Ratio(a)	1.27%
Gross Expense Ratio(a)	1.37%
Portfolio Turnover Rate	179%
Fund Inception	November 2, 2018
No sales charges or distribution fees

Asset Allocation(b)

Allocation Strategy Type (%)(b)
Global Macro	50.4
Convertible Arbitrage	20.2
Merger Arbitrage	13.3
Short-term investments and ETFs	16.1

Region Diversification (%)(b)(c)
United States	72.9
United Kingdom	1.3
Canada	1.1
Pacific (excluding Japan)	0.9
Europe (excluding United Kingdom)	0.9
Japan	0.6
Latin America	0.3
Middle East	0.1

* Includes, if any, cash, short-term investments, receivables, payables, derivatives and investments rounding to less than 0.05%.

(a) Net expense ratio reflects fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses whereas the gross expense ratio does not. The Adviser has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.29% (the Base Expense Limitation Agreement). In addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2021, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding the above listed expenses other than AFFE) do not exceed 1.20% (the Supplemental Expense Limitation Agreement).

(b) Percentages shown are based on Net Assets.

(c) Excludes Investment Companies and Other.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Alternatives Fund

Investment Objective

Morningstar Alternatives Fund seeks long-term capital appreciation and low sensitivity to traditional U.S. asset classes.

Investment Strategies

In seeking long-term capital appreciation and low sensitivity to traditional U.S. asset classes, the Fund allocates assets to strategies that provide alternative sources of return including (i) long/short macro strategies; (ii) long/short alpha strategies; (iii) merger arbitrage strategy; and (iv) convertible arbitrage strategy. The Fund will normally invest in both U.S. and non-U.S. securities, including securities of companies located in emerging markets. The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund may also seek returns through core allocation across fixed income and equity markets.

In particular, the Fund has the latitude to invest in the following alternative strategies:

Long-Short Equity—Combines long equity positions with short equity positions (selling borrowed securities). Since the strategy is both long and short, total net exposure is typically less than 100%.

Convertible Arbitrage—Includes the purchase of convertible securities and the sale of the underlying common stock. These securities tend to be convertible bonds or convertible preferred stocks that may be converted into the stock of the same company.

Merger Arbitrage—Seeks to profit from the successful completion of corporate re-organizations. The process typically involves purchasing shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. Hedging strategies may be used to reduce market exposure and volatility.

Credit Arbitrage—Seeks to exploit the mispricing of different classes of securities that are usually of the same company, and may include investments in investment-grade and/or non-investment-grade corporate debt (otherwise known as junk bonds), credit derivatives, loans, equities, credit index securities, and private debt.

Global Macro—Establishes long (number of contracts bought exceeds number sold) with a short (number of contracts sold exceeds number bought) exposures around the globe to take advantage of what the subadvisers believe to be attractive opportunities. This strategy may include investments in fixed-income and equity securities and a wide variety of derivative instruments. Such investments will likely have significant exposure to foreign investments and may be concentrated in a geographic region or country.

Hedged Equity—Seeks to limit investment loss by creating a transaction that offsets an existing position in a contract that provides the right to buy or sell shares of a security at a specific price for a certain time. Specifically, this strategy attempts to reduce the systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries; the strategy strives to achieve this by matching short positions within each area against long positions. This strategy may be managed as beta neutral, dollar-neutral, or sector-neutral in order to achieve low beta exposures to certain market indexes.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Alternatives Fund

Market Neutral—Attempts to significantly reduce the systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries. This strategy seeks to achieve this by matching short positions within each area against long positions, and the strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral. In attempting to significantly reduce systematic risk, issue selection may be emphasized, with profits dependent on the ability to sell short and buy long the chosen securities.

Nontraditional Bond—Pursues strategies that diverge in one or more ways from conventional practice in the broader bond-fund universe. In pursuing this strategy, the Fund may seek to avoid losses and produce returns uncorrelated with the overall bond market and may employ a variety of methods to achieve those aims, including investing tactically across a wide swath of individual sectors, including high-yield and foreign debt.

Debt Securities—Investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to-be-announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit-linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. These debt securities may be of any credit quality, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”). The Fund may invest in fixed, variable and floating rate instruments, including participation and assignments, of any duration or maturity.

Equity Securities—Investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre-specified trigger event occurs, and non-convertible preferred stock.

Derivatives—Exposure to equity securities may be done through derivatives which at times may be significant. Types of derivatives include, but are not limited to, swaps, (including total return some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. Use of derivatives may be to maintain a portion of its portfolio long and short positions. Investments in indexed and inverse securities may also be made to provide a potential return based on a particular index of value or interest rates. This strategy may also include investments in repurchase agreements, reverse repurchase agreements and dollar rolls.

Short Sales—Short sales may be used for hedging purposes or to enhance total return. Short sales “against the box” may also be used. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Currency—The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. As a result, the Fund may have significant exposure to foreign currencies and investments in non-U.S. dollar-based assets may be made on a currency hedged or unhedged basis.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Information (continued)

Morningstar Alternatives Fund

The Fund may invest in derivatives, which at times may be significant, including swaps (including total return which may be referred to as contracts for difference), credit default, index and interest rate swaps; options, forward contracts, futures, options of futures and swaps, and foreign exchange transactions, for hedging purposes, as well as to enhance returns. The Fund may also invest in investment companies such as mutual funds and exchange traded funds (ETFs), which could represent a significant percentage of assets. The Fund employs a multi-manager, subadvised structure.

Investment Subadvisers:

BlackRock Financial Management, Inc.

Seeks to deliver equity upside participation, balanced returns through defensive alpha and diversified fixed income exposure. The systematic, credit-oriented approach can offer downside protection.

SSI Investment Management, LLC

Short-term cash exposure that pursues minimal correlation to broad markets and bond-like volatility through an unlevered convertible arbitrage strategy.

Water Island Capital, LLC

Seeks to provide cash-plus returns while remaining broadly uncorrelated to equity markets.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments

Morningstar U.S. Equity Fund

	Number of Shares	Value

Common Stocks – 80.5%
Aerospace/Defense – 1.8%
Barnes Group, Inc.	41,677	$1,529,546
Kaman Corp.	40,842	1,619,794
Lockheed Martin Corp.	7,280	2,548,946
Moog, Inc., Class A	28,642	1,786,974
Northrop Grumman Corp.	17,168	4,975,630
Raytheon Technologies Corp.	184,739	10,035,023
		22,495,913

Agriculture – 1.2%
Archer-Daniels-Midland Co.	291,738	13,489,965
Philip Morris International, Inc.	15,654	1,111,747
		14,601,712

Airlines – 0.3%
Alaska Air Group, Inc.	80,513	3,050,637
Allegiant Travel Co.	9,339	1,258,524
		4,309,161

Apparel – 0.7%
Carter’s, Inc.	16,802	1,368,523
Hanesbrands, Inc.	189,776	3,049,700
Oxford Industries, Inc.	42,850	1,764,135
VF Corp.	33,145	2,227,344
		8,409,702

Auto Manufacturers – 0.7%
General Motors Co.	254,342	8,782,429

Auto Parts & Equipment – 0.6%
Aptiv PLC	34,341	3,313,563
BorgWarner, Inc.	127,206	4,449,666
		7,763,229

Banks – 5.8%
Bank OZK	154,839	3,836,910
BankUnited, Inc.	95,391	2,408,623
BOK Financial Corp.	37,576	2,207,214
Citigroup, Inc.	203,291	8,420,313
City Union Bank Ltd. (India)	374,347	744,785
Columbia Banking System, Inc.	37,566	1,067,250
Eagle Bancorp, Inc.	19,096	571,352
First Republic Bank	42,327	5,339,128
Goldman Sachs Group (The), Inc.	31,955	6,040,773
Great Western Bancorp, Inc.	131,235	1,704,743
Hilltop Holdings, Inc.	83,662	1,908,330
International Bancshares Corp.	31,876	882,328

	Number of Shares	Value

Banks (Continued)
JPMorgan Chase & Co.	123,757	$12,133,136
Morgan Stanley	141,228	6,800,128
PNC Financial Services Group (The), Inc.	21,034	2,353,284
Renasant Corp.	63,419	1,808,076
Sandy Spring Bancorp, Inc.	70,316	1,782,510
State Street Corp.	22,564	1,329,020
SVB Financial Group*	12,861	3,738,693
Truist Financial Corp.	55,122	2,321,739
Trustmark Corp.	42,271	988,719
U.S. Bancorp	87,488	3,407,657
Webster Financial Corp.	36,461	1,174,409
		72,969,120

Beverages – 1.7%
Anheuser-Busch InBev
S.A./N.V. ADR (Belgium)	42,007	2,180,583
Diageo PLC (United Kingdom)	96,166	3,107,881
Farmer Bros Co.*	269,218	934,187
Molson Coors Beverage Co., Class B	59,820	2,109,253
Monster Beverage Corp.*	50,112	3,837,076
PepsiCo, Inc.	13,012	1,734,370
Primo Water Corp.	607,083	7,606,750
		21,510,100

Biotechnology – 1.1%
Alexion Pharmaceuticals, Inc.*	32,166	3,703,593
Amgen, Inc.	27,591	5,985,592
BioMarin Pharmaceutical, Inc.*	31,588	2,351,095
Ligand Pharmaceuticals, Inc.*	14,578	1,201,956
		13,242,236

Building Materials – 0.8%
Johnson Controls International PLC	64,428	2,719,506
Masco Corp.	42,042	2,253,451
Trex Co., Inc.*	38,551	2,680,837
UFP Industries, Inc.	34,734	1,733,574
		9,387,368

Chemicals – 2.5%
Ashland Global Holdings, Inc.	54,187	3,780,627
Balchem Corp.	11,467	1,146,127
DuPont de Nemours, Inc.	135,762	7,722,143
Ecolab, Inc.	19,531	3,585,696
Innospec, Inc.	18,724	1,238,405
PPG Industries, Inc.	33,487	4,343,934

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Chemicals (Continued)
Sherwin-Williams
(The) Co.	4,433	$3,049,815
Stepan Co.	14,424	1,679,531
Valvoline, Inc.	124,447	2,447,872
W.R. Grace & Co.	48,421	2,105,829
		31,099,979

Commercial Services – 2.0%
Avalara, Inc.*	15,198	2,265,262
Cimpress PLC (Ireland)*	10,941	803,069
Equifax, Inc.	13,174	1,799,569
Euronet Worldwide, Inc.*	20,704	1,839,343
HealthEquity, Inc.*	29,087	1,497,690
IHS Markit Ltd.	63,510	5,136,054
Monro, Inc.	78,645	3,307,809
Moody’s Corp.	5,190	1,364,451
Paylocity Holding Corp.*	17,406	3,229,161
Repay Holdings Corp.*	74,376	1,675,691
Terminix Global Holdings, Inc.*	22,099	1,040,642
WEX, Inc.*	6,893	872,309
		24,831,050

Computers – 2.9%
Accenture PLC, Class A	27,193	5,898,434
Apple, Inc.	134,773	14,671,389
Check Point Software Technologies Ltd. (Israel)*	36,547	4,150,277
Cognizant Technology Solutions Corp., Class A	45,210	3,228,898
CyberArk Software Ltd.*	17,684	1,753,369
EPAM Systems, Inc.*	6,595	2,037,525
International Business Machines Corp.	46,108	5,148,419
		36,888,311

Cosmetics/Personal Care – 0.0%(a)
Colgate-Palmolive Co.	7,009	552,940

Distribution/Wholesale – 1.1%
Avient Corp.	57,959	1,800,786
Pool Corp.	10,032	3,509,495
SiteOne Landscape Supply, Inc.*	7,051	842,524
W.W. Grainger, Inc.	12,469	4,364,399
WESCO International, Inc.*	64,782	2,671,610
		13,188,814

Diversified Financial Services – 3.1%
Aaron’s Holdings Co., Inc.	34,072	1,780,603
American Express Co.	55,452	5,059,440
BlackRock, Inc.	5,416	3,245,321
Cohen & Steers, Inc.	22,435	1,263,315

	Number of Shares	Value

Diversified Financial Services (Continued)
Discover Financial Services	37,396	$2,431,114
Franklin Resources, Inc.	40,844	765,825
Hamilton Lane, Inc., Class A	38,307	2,669,998
Moelis & Co., Class A	48,030	1,786,716
Mr. Cooper Group, Inc.*	90,477	1,907,255
Nasdaq, Inc.	28,299	3,423,896
Piper Sandler Cos.	22,699	1,894,231
T. Rowe Price Group, Inc.	10,557	1,337,150
Visa, Inc., Class A	64,708	11,758,091
		39,322,955

Electric – 2.5%
American Electric
Power Co., Inc.	25,864	2,325,949
Avista Corp.	52,005	1,727,606
CenterPoint Energy, Inc.	409,443	8,651,531
Dominion Energy, Inc.	44,579	3,581,477
Duke Energy Corp.	64,348	5,927,094
NorthWestern Corp.	33,222	1,731,863
PNM Resources, Inc.	35,470	1,773,500
Southern (The) Co.	79,642	4,575,433
Xcel Energy, Inc.	22,404	1,568,952
		31,863,405

Electrical Component & Equipment – 0.2%
Novanta, Inc.*	27,269	2,964,686

Electronics – 0.9%
Avnet, Inc.	37,674	929,418
Honeywell
International, Inc.	37,161	6,129,707
Sensata Technologies
Holding PLC*	102,268	4,470,134
		11,529,259

Engineering & Construction – 0.1%
Comfort Systems USA, Inc.	35,008	1,603,366

Entertainment – 0.7%
Red Rock Resorts, Inc., Class A	249,968	4,779,388
Vail Resorts, Inc.	19,710	4,573,509
		9,352,897

Environmental Control – 0.2%
Stericycle, Inc.*	48,516	3,022,547

Food – 1.8%
Danone S.A. (France)	13,866	769,081
Flowers Foods, Inc.	67,878	1,600,563
Hostess Brands, Inc.*	144,680	1,828,755
J&J Snack Foods Corp.	13,185	1,787,490
JM Smucker (The) Co.	6,207	696,425

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Food (Continued)
Nestle S.A. (Switzerland)(b)	40,501	$4,555,469
Post Holdings, Inc.*	81,374	6,990,027
TreeHouse Foods, Inc.*	97,159	3,773,656
		22,001,466

Forest Products & Paper – 0.5%
International Paper Co.	134,909	5,902,269

Gas – 0.7%
South Jersey Industries, Inc.	214,722	4,137,693
UGI Corp.	122,865	3,973,454
		8,111,147

Hand/Machine Tools – 0.6%
Colfax Corp.*	145,982	3,969,250
Stanley Black & Decker, Inc.	17,958	2,984,620
		6,953,870

Healthcare – Products – 3.4%
Abbott Laboratories	37,970	3,991,027
Alcon, Inc. (Switzerland)*	55,914	3,178,152
Boston Scientific Corp.*	152,551	5,227,923
CONMED Corp.	22,359	1,743,331
Danaher Corp.	22,040	5,059,062
Medtronic PLC	66,711	6,709,125
Merit Medical Systems, Inc.*	33,936	1,698,497
Patterson Cos., Inc.	35,561	884,580
Thermo Fisher Scientific, Inc.	29,330	13,876,609
		42,368,306

Healthcare – Services – 1.6%
Ensign Group (The), Inc.	45,499	2,677,161
ICON PLC (Ireland)*	15,472	2,789,602
Magellan Health, Inc.*	24,411	1,764,183
Medpace Holdings, Inc.*	23,445	2,600,988
Pennant Group (The), Inc.*	28,243	1,176,604
UnitedHealth Group, Inc.	28,688	8,753,856
		19,762,394

Home Builders – 0.6%
Century
Communities, Inc.*	45,353	1,761,510
Installed Building Products, Inc.*	13,291	1,203,367
NVR, Inc.*	1,252	4,949,269
		7,914,146

Household Products/Wares – 0.4%
Central Garden & Pet Co., Class A*	48,342	1,710,823

	Number of Shares	Value

Household Products/Wares (Continued)
Kimberly-Clark Corp.	16,366	$2,169,968
Reckitt Benckiser Group PLC (United Kingdom)	13,638	1,201,352
		5,082,143

Insurance – 5.4%
American International Group, Inc.	346,906	10,924,070
Aon PLC, Class A	29,271	5,386,157
Argo Group International Holdings Ltd.	50,106	1,787,782
Berkshire Hathaway, Inc., Class B*	44,744	9,033,814
Brighthouse Financial, Inc.*	56,306	1,863,729
Chubb Ltd.	37,248	4,838,888
Enstar Group Ltd.*	7,702	1,323,743
Hartford Financial Services Group (The), Inc.	65,378	2,518,360
James River Group Holdings Ltd.	33,877	1,583,072
Loews Corp.	187,818	6,513,528
Marsh & McLennan Cos., Inc.	42,850	4,433,261
Mercury General Corp.	23,012	936,818
Reinsurance Group of America, Inc.	13,096	1,322,958
RenaissanceRe Holdings Ltd.	13,813	2,233,838
Travelers (The) Cos., Inc.	35,473	4,281,946
Voya Financial, Inc.	164,400	7,879,692
Willis Towers Watson PLC	6,387	1,165,500
		68,027,156

Internet – 5.0%
1-800-Flowers.com, Inc., Class A*	97,654	1,936,479
Alibaba Group Holding Ltd. ADR (China)*	17,614	5,366,809
Amazon.com, Inc.*	8,121	24,656,574
Booking Holdings, Inc.*	1,840	2,985,400
Facebook, Inc., Class A*	62,017	16,317,293
Open Lending Corp., Class A*	32,920	854,603
Palo Alto Networks, Inc.*	16,169	3,576,421
Proofpoint, Inc.*	19,070	1,825,762
Q2 Holdings, Inc.*	20,150	1,838,486
Uber Technologies, Inc.*	113,219	3,782,647
		63,140,474

Leisure Time – 0.4%
Callaway Golf Co.	94,012	1,456,246
Camping World Holdings, Inc., Class A	37,577	993,536

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Leisure Time (Continued)
Planet Fitness, Inc., Class A*	17,823	$1,056,369
YETI Holdings, Inc.*	36,986	1,830,067
		5,336,218

Lodging – 0.1%
Marriott International, Inc., Class A	7,706	715,733

Machinery – Diversified – 0.7%
Alamo Group, Inc.	7,250	872,393
Altra Industrial Motion Corp.	107,782	4,608,758
Columbus McKinnon Corp.	29,573	1,002,229
Kadant, Inc.	17,176	1,977,301
Otis Worldwide Corp.	12,429	761,649
		9,222,330

Media – 1.4%
Comcast Corp., Class A	284,018	11,996,920
Liberty Media Corp.-Liberty Formula One, Class C*	56,089	2,026,496
Walt Disney (The) Co.	32,810	3,978,212
		18,001,628

Metal Fabricate/Hardware – 0.3%
Helios Technologies, Inc.	36,177	1,513,646
RBC Bearings, Inc.*	14,021	1,669,200
		3,182,846

Miscellaneous Manufacturing – 2.4%
Eaton Corp. PLC	91,382	9,484,538
Fabrinet (Thailand)*	38,727	2,324,394
Federal Signal Corp.	60,111	1,723,983
Illinois Tool Works, Inc.	24,629	4,824,328
Parker-Hannifin Corp.	21,833	4,549,124
Textron, Inc.	115,952	4,151,082
Trane Technologies PLC	20,333	2,699,206
		29,756,655

Office Furnishings – 0.1%
Knoll, Inc.	139,056	1,593,582

Oil & Gas – 0.9%
Chevron Corp.	48,525	3,372,488
Cimarex Energy Co.	66,858	1,696,187
ConocoPhillips	42,549	1,217,752
EOG Resources, Inc.	22,346	765,127
Hess Corp.	84,711	3,152,943
PDC Energy, Inc.*	74,606	889,304
Pioneer Natural Resources Co.	9,434	750,569
		11,844,370

	Number of Shares	Value

Pharmaceuticals – 4.5%
AbbVie, Inc.	127,543	$10,853,909
Cigna Corp.	36,851	6,153,011
Johnson & Johnson	95,817	13,137,469
McKesson Corp.	14,287	2,107,190
Merck & Co., Inc.	42,182	3,172,508
Neogen Corp.*	17,334	1,208,873
Pfizer, Inc.	309,921	10,995,997
Roche Holding A.G. (Genusschein) (Switzerland)	3,640	1,169,647
Zoetis, Inc.	45,470	7,209,269
		56,007,873

Real Estate – 0.1%
Jones Lang LaSalle, Inc.	11,221	1,266,402

Real Estate Investment Trusts – 2.5%
American Campus Communities, Inc.	33,960	1,272,142
Columbia Property Trust, Inc.	123,157	1,303,001
CubeSmart	180,733	6,132,271
Douglas Emmett, Inc.	81,009	1,911,812
Easterly Government Properties, Inc.	84,391	1,763,772
Equinix, Inc.	6,789	4,964,388
Mid-America Apartment Communities, Inc.	15,267	1,780,590
Monmouth Real Estate Investment Corp.	121,321	1,680,296
National Storage Affiliates Trust	107,312	3,636,804
PotlatchDeltic Corp.	40,638	1,688,509
Public Storage	4,108	941,020
Summit Hotel Properties, Inc.	151,166	798,156
Terreno Realty Corp.	15,718	884,609
UDR, Inc.	24,424	763,006
Weyerhaeuser Co.	64,087	1,748,934
		31,269,310

Retail – 3.6%
Advance Auto Parts, Inc.	38,231	5,630,662
Bloomin’ Brands, Inc.	125,505	1,754,560
Costco Wholesale Corp.	12,975	4,640,119
Five Below, Inc.*	18,558	2,474,524
Floor & Decor Holdings, Inc., Class A*	33,276	2,429,148
Home Depot (The), Inc.	19,832	5,289,393
Lowe’s Cos., Inc.	48,122	7,608,088
National Vision Holdings, Inc.*	37,294	1,504,067

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value

Retail (Continued)
Ollie’s Bargain Outlet Holdings, Inc.*	16,946	$1,475,827
Papa John’s International, Inc.	23,363	1,789,606
TJX (The) Cos., Inc.	67,088	3,408,070
Ulta Beauty, Inc.*	19,308	3,992,315
Walmart, Inc.	24,256	3,365,520
		45,361,899

Savings & Loans – 0.5%
Provident Financial Services, Inc.	64,619	876,880
Sterling Bancorp	273,945	3,665,384
Washington Federal, Inc.	85,438	1,818,975
		6,361,239

Semiconductors – 4.3%
Amkor Technology, Inc.*	157,637	1,867,998
Analog Devices, Inc.	14,067	1,667,361
ASML Holding N.V. (Netherlands)(b)	5,470	1,975,819
Intel Corp.	258,236	11,434,690
Lattice Semiconductor Corp.*	57,717	2,014,323
Monolithic Power Systems, Inc.	8,937	2,856,265
NVIDIA Corp.	14,807	7,423,638
NXP Semiconductors N.V. (Netherlands)	59,755	8,074,096
QUALCOMM, Inc.	56,167	6,928,761
Texas Instruments, Inc.	66,191	9,570,557
		53,813,508

Software – 5.1%
Adobe, Inc.*	19,526	8,730,075
Akamai Technologies, Inc.*	48,608	4,623,593
Clarivate PLC (United Kingdom)*	44,724	1,241,091
Fidelity National Information Services, Inc.	55,966	6,972,804
Fiserv, Inc.*	33,914	3,237,770
Five9, Inc.*	17,612	2,672,093
Guidewire Software, Inc.*	13,971	1,342,753
HubSpot, Inc.*	7,460	2,163,922
Medallia, Inc.*	52,083	1,481,761
Microsoft Corp.	65,477	13,257,128
Nutanix, Inc., Class A*	62,849	1,529,745
salesforce.com, Inc.*	34,798	8,082,531
Splunk, Inc.*	26,587	5,265,289
VMware, Inc., Class A*	26,248	3,378,905
		63,979,460

	Number of Shares	Value

Telecommunications – 1.0%
CommScope Holding Co., Inc.*	110,178	$980,584
Juniper Networks, Inc.	67,722	1,335,478
Verizon Communications, Inc.	60,160	3,428,518
Viavi Solutions, Inc.*	148,759	1,837,174
Vodafone Group PLC ADR (United Kingdom)	362,998	4,904,103
		12,485,857

Textiles – 0.1%
UniFirst Corp.	4,753	778,589

Transportation – 1.6%
C.H. Robinson Worldwide, Inc.	11,166	987,409
Canadian National Railway Co. (Canada)	15,898	1,581,056
Hub Group, Inc., Class A*	33,588	1,683,767
Kirby Corp.*	88,628	3,411,292
Old Dominion Freight Line, Inc.	7,033	1,338,872
Union Pacific Corp.	20,027	3,548,584
United Parcel Service, Inc., Class B	46,955	7,377,100
		19,928,080

Total Common Stocks (Cost $892,949,813)		1,009,860,129

Investment Companies – 17.7%
Energy Select Sector SPDR Fund	862,436	24,769,162
Global X MLP & Energy Infrastructure ETF	2,948,106	66,450,309
Vanguard Consumer Staples ETF	258,012	41,158,074
Vanguard Financials ETF	667,313	39,331,428
Vanguard Health Care ETF	253,829	50,296,217

Total Investment Companies (Cost $240,164,106)		222,005,190
Short-Term Investments – 1.8%
U.S. Government Agencies – 0.0%(a)(c)
Federal Home Loan Bank Discount Notes, 0.00%, 11/2/20(d)	683,000	683,000

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar U.S. Equity Fund

	Number of Shares	Value
Money Market Fund – 1.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.00%(e)	22,291,162	$22,291,162

Total Short-Term Investments (Cost $22,974,162)		22,974,162

Total Investments – 100.0% (Cost $1,156,088,081)		1,254,839,481

Liabilities less Other Assets – (0.0)%(a)		(171,975)

NET ASSETS – 100.0%		$1,254,667,506

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Amount rounds to less than 0.05%.

(b)	Security sold outside United States without registration under the Securities Act of 1933.

(c)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Zero coupon bond.

(e)	7-day current yield as of October 31, 2020 is disclosed.

*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Common Stocks	$ 998,311,914	$11,548,215	$—	1,009,860,129
Investment Companies	222,005,190	—	—	222,005,190
Short-Term Investments	22,291,162	683,000	—	22,974,162
Total Investments	$1,242,608,266	$12,231,215	$—	$1,254,839,481

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments

Morningstar International Equity Fund

	Number of Shares	Value

Common Stocks – 68.7%
Advertising – 1.2%
Publicis Groupe S.A. (France)	153,836	$5,344,614
WPP PLC (United Kingdom)	514,400	4,108,661
		9,453,275

Aerospace/Defense – 0.1%
Rolls-Royce Holdings PLC (United Kingdom)*	908,216	840,615

Agriculture – 0.1%
KT&G Corp. (South Korea)	9,675	690,835

Airlines – 0.6%
Ryanair Holdings PLC (Ireland)*	14,200	195,666
Ryanair Holdings PLC ADR (Ireland)*	54,691	4,408,095
		4,603,761

Apparel – 0.4%
adidas A.G. (Germany)*	10,373	3,081,871

Auto Manufacturers – 3.1%
Bayerische Motoren Werke A.G. (Germany)	120,320	8,222,522
Daimler A.G. (Germany)(a)	186,490	9,639,389
Maruti Suzuki India Ltd. (India)	2,788	261,860
Toyota Motor Corp. (Japan)	52,500	3,446,462
Volvo AB, Class B (Sweden)*	198,100	3,850,509
		25,420,742

Auto Parts & Equipment – 1.5%
Continental A.G. (Germany)	71,875	7,636,788
Hyundai Mobis Co. Ltd. (South Korea)	6,318	1,265,897
Valeo S.A. (France)	95,594	2,891,855
Weichai Power Co. Ltd., Class H (China)	456,000	864,705
		12,659,245

Banks – 10.9%
Al Rajhi Bank (Saudi Arabia)	18,277	320,675
Axis Bank Ltd. (India)*	909,762	6,030,472
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	719,129	2,074,798
Banco do Brasil S.A. (Brazil)*	274,300	1,422,185
Banco Santander Chile ADR (Chile)	32,485	450,892
Bank Central Asia Tbk PT (Indonesia)	267,500	526,348

	Number of Shares	Value

Banks (Continued)
Bank Mandiri Persero Tbk PT (Indonesia)	12,332,900	$4,804,046
BNP Paribas S.A. (France)*	316,205	11,027,581
China Construction Bank Corp., Class H (China)	3,652,000	2,516,642
China Merchants Bank Co. Ltd., Class H (China)	373,613	1,946,126
Commercial International Bank Egypt S.A.E. GDR (Egypt)(a)	240,111	926,201
Credicorp Ltd. (Peru)	4,727	542,092
Credit Suisse Group A.G. (Switzerland)(a)	935,400	8,822,112
DBS Group Holdings Ltd. (Singapore)	249,300	3,713,538
First Abu Dhabi Bank PJSC (United Arab Emirates)	167,795	517,043
FirstRand Ltd. (South Africa)	134,675	312,625
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)*	113,523	506,295
HDFC Bank Ltd. (India)*	58,876	940,246
HDFC Bank Ltd. ADR (India)*	41,560	2,387,206
ICICI Bank Ltd. ADR (India)*	208,083	2,195,276
Intesa Sanpaolo S.p.A. (Italy)*	5,839,100	9,693,519
Kasikornbank PCL (Thailand)(a)	244,200	595,940
Komercni banka A.S. (Czech Republic)*	8,246	167,444
Kotak Mahindra Bank Ltd. (India)*	9,895	206,494
Lloyds Banking Group PLC (United Kingdom)*	31,360,800	11,418,691
National Bank of Kuwait S.A.K.P. (Kuwait)	37,561	103,784
Natwest Group PLC (United Kingdom)*	2,777,353	4,478,087
Nedbank Group Ltd. (South Africa)	100,513	594,595
OTP Bank Nyrt. (Hungary)*	75,154	2,344,396
Sberbank of Russia PJSC (Russia)	346,405	876,085
Sberbank of Russia PJSC (Russia)	438,799	1,112,118
Sberbank of Russia PJSC ADR (Russia)	160,098	1,617,219
Shinhan Financial Group Co. Ltd. (South Korea)	51,694	1,402,576

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Banks (Continued)
Standard Bank Group Ltd. (South Africa)	101,589	$664,279
Standard Chartered PLC (United Kingdom)*	247,068	1,129,054
		88,386,680

Beverages – 1.3%
Ambev S.A. ADR (Brazil)*	872,752	1,867,689
Anheuser-Busch InBev S.A./N.V. (Belgium)	55,015	2,845,718
China Resources Beer Holdings Co. Ltd. (China)	88,000	546,003
Diageo PLC (United Kingdom)	81,260	2,626,151
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	31,500	1,693,755
Kweichow Moutai Co. Ltd., Class A (China)	3,100	774,960
		10,354,276

Building Materials – 0.6%
Anhui Conch Cement Co. Ltd., Class H (China)	356,500	2,230,083
LafargeHolcim Ltd. (Switzerland)(a)*	58,005	2,489,554
		4,719,637

Chemicals – 1.3%
Air Liquide S.A. (France)	13,214	1,932,393
Linde PLC (United Kingdom)	13,051	2,860,324
Novozymes A/S, Class B (Denmark)	32,201	1,936,607
Symrise A.G. (Germany)	26,040	3,211,004
UPL Ltd. (India)	142,042	867,832
		10,808,160

Coal – 0.2%
China Shenhua Energy Co. Ltd., Class H (China)	587,500	1,017,927
Coal India Ltd. (India)	253,247	389,826
		1,407,753

Commercial Services – 2.8%
Adyen N.V. (Netherlands)(b)*	2,970	4,991,810
Amadeus IT Group S.A. (Spain)	73,200	3,487,700
Ashtead Group PLC (United Kingdom)	95,650	3,456,536
Bidvest Group (The) Ltd. (South Africa)	90,971	748,053
Brambles Ltd. (Australia)	279,500	1,885,037

	Number of Shares	Value

Commercial Services (Continued)
Bureau Veritas S.A. (France)*	79,745	$1,748,676
CCR S.A. (Brazil)	374,360	726,152
G4S PLC (United Kingdom)*	1,090,500	2,875,565
SGS S.A. (Switzerland)(a)	683	1,706,006
StoneCo Ltd., Class A (Brazil)*	7,301	383,595
TAL Education Group ADR (China)*	9,784	650,245
		22,659,375

Computers – 0.8%
Check Point Software Technologies Ltd. (Israel)*	24,534	2,786,081
Infosys Ltd. (India)	67,978	973,931
Infosys Ltd. ADR (India)	92,676	1,322,486
Tata Consultancy Services Ltd. (India)	33,519	1,208,041
		6,290,539

Cosmetics/Personal Care – 2.2%
LG Household & Health Care Ltd. (South Korea)	1,602	2,124,059
L’Oreal S.A. (France)	18,624	6,019,008
Unicharm Corp. (Japan)	109,000	5,043,528
Unilever N.V. (United Kingdom)	29,183	1,645,155
Unilever PLC (United Kingdom)	49,736	2,834,399
		17,666,149

Distribution/Wholesale – 0.3%
Bunzl PLC (United Kingdom)	46,300	1,439,296
Ferguson PLC*	11,985	1,190,362
		2,629,658

Diversified Financial Services – 1.0%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	53,700	475,518
Capitec Bank Holdings Ltd. (South Africa)*	4,746	333,547
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	5,100	244,386
Housing Development Finance Corp. Ltd. (India)	48,510	1,258,507
KB Financial Group, Inc. (South Korea)	42,103	1,506,016
Network International Holdings PLC (United Arab Emirates)(b)*	62,225	178,549
Pagseguro Digital Ltd., Class A (Brazil)*	8,433	308,732

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Diversified Financial Services (Continued)
Schroders PLC (United Kingdom)	103,700	$3,513,096
XP, Inc., Class A (Brazil)*	7,140	286,171
		8,104,522

Electric – 0.1%
Engie Brasil Energia S.A. (Brazil)	25,299	175,437
Power Grid Corp. of India Ltd. (India)	283,362	653,886
		829,323

Electrical Component & Equipment – 0.6%
Schneider Electric S.E. (France)	38,167	4,637,539

Electronics – 0.3%
AAC Technologies Holdings, Inc. (China)	124,153	652,596
Hangzhou Hikvision Digital Technology Co. Ltd., Class A (China)	97,430	655,281
Hon Hai Precision Industry Co. Ltd. (Taiwan)	425,000	1,152,655
		2,460,532

Engineering & Construction – 0.1%
Airports of Thailand PCL (Thailand)(a)	126,600	210,205
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)*	3,238	373,503
Shanghai International Airport Co. Ltd., Class A (China)	23,000	227,664
		811,372

Food – 1.1%
BIM Birlesik Magazalar A.S. (Turkey)	23,962	189,455
China Mengniu Dairy Co. Ltd. (China)*	301,000	1,419,009
Magnit PJSC GDR (Russia)(a)	46,057	635,695
Nestle S.A. ADR (Switzerland)	37,565	4,217,423
Shoprite Holdings Ltd. (South Africa)	149,366	1,183,180
Uni-President Enterprises Corp. (Taiwan)	48,000	102,891
Universal Robina Corp. (Philippines)	132,140	375,808
X5 Retail Group N.V. GDR (Russia)(a)	14,055	494,027
		8,617,488

	Number of Shares	Value

Food Service – 0.3%
Compass Group PLC (United Kingdom)	207,800	$2,844,314

Forest Products & Paper – 0.4%
Mondi PLC (United Kingdom)	28,851	546,822
UPM-Kymmene OYJ (Finland)	106,000	2,995,452
		3,542,274

Gas – 0.1%
ENN Energy Holdings Ltd. (China)	73,200	926,427

Healthcare – Products – 1.4%
Alcon, Inc. (Switzerland)*	45,293	2,574,454
EssilorLuxottica S.A. (France)*	16,785	2,072,259
Hengan International Group Co. Ltd. (China)	139,000	969,602
Sonova Holding A.G. (Switzerland)(a)*	11,035	2,619,356
Sysmex Corp. (Japan)	33,100	3,109,042
		11,344,713

Healthcare – Services – 1.1%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	39,000	2,978,124
Life Healthcare Group Holdings Ltd. (South Africa)	565,817	566,382
Lonza Group A.G. (Switzerland)(a)	9,246	5,602,246
		9,146,752

Holding Companies – Diversified – 0.1%
Siam Cement (The) PCL (Thailand)(a)	50,100	533,095

Home Furnishings – 0.2%
Coway Co. Ltd. (South Korea)*	17,121	1,048,362
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	57,500	504,386
Midea Group Co. Ltd., Class A (China)	33,300	388,836
		1,941,584

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Household Products/Wares – 0.2%
Henkel A.G. & Co. KGaA (Germany)	8,300	$750,352
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	384,700	574,561
		1,324,913

Insurance – 4.0%
AIA Group Ltd. (Hong Kong)	784,800	7,469,080
Allianz S.E. (Germany)(a)	61,066	10,757,059
AMP Ltd. (Australia)	2,780,700	2,992,290
BB Seguridade Participacoes S.A. (Brazil)	229,000	945,860
Ping An Insurance Group Co. of China Ltd., Class H (China)	526,000	5,438,668
Porto Seguro S.A. (Brazil)	14,300	119,625
Prudential PLC (United Kingdom)	350,500	4,286,791
Sanlam Ltd. (South Africa)	234,483	683,966
		32,693,339

Internet – 5.2%
Alibaba Group Holding Ltd. (China)*	82,856	3,139,735
Alibaba Group Holding Ltd. ADR (China)	25,205	7,679,711
Baidu, Inc. ADR (China)*	28,422	3,781,547
Meituan, Class B (China)*	7,400	275,866
MercadoLibre, Inc. (Argentina)*	594	721,146
Naspers Ltd., Class N (South Africa)*	34,611	6,757,021
NAVER Corp. (South Korea)	14,761	3,776,912
Prosus N.V. (China)*	2,885	288,027
Tencent Holdings Ltd. (China)	147,500	11,269,834
Tencent Music Entertainment Group ADR (China)*	14,546	216,444
Trip.com Group Ltd. ADR (China)*	73,137	2,103,420
Yandex N.V., Class A (Russia)*	34,321	1,975,860
		41,985,523

Investment Management Companies – 0.7%
EXOR N.V. (Netherlands)	103,400	5,379,576

Iron/Steel – 0.4%
Novolipetsk Steel PJSC GDR (Russia)	11,721	272,261

	Number of Shares	Value

Iron/Steel (Continued)
Ternium S.A. ADR (Mexico)*	35,349	$707,687
thyssenkrupp A.G. (Germany)*	548,300	2,617,175
		3,597,123

Leisure Time – 0.2%
Bajaj Auto Ltd. (India)	18,853	734,431
Hero MotoCorp Ltd. (India)	18,653	703,733
		1,438,164

Lodging – 0.6%
Accor S.A. (France)*	206,035	5,251,409

Machinery - Construction & Mining – 1.0%
Epiroc AB, Class A (Sweden)	160,632	2,398,495
Komatsu Ltd. (Japan)	262,900	5,927,205
		8,325,700

Machinery - Diversified – 3.0%
Atlas Copco AB, Class A (Sweden)	137,273	6,059,394
CNH Industrial N.V. (United Kingdom)*	1,139,886	8,838,309
FANUC Corp. (Japan)	9,300	1,964,391
Keyence Corp. (Japan)	9,800	4,447,461
Kubota Corp. (Japan)	179,600	3,121,101
		24,430,656

Media – 0.8%
Grupo Televisa S.A.B. ADR (Mexico)*	355,700	2,262,252
Liberty Global PLC, Class A (United Kingdom)*	166,600	3,162,068
Liberty Global PLC, Class C (United Kingdom)*	58,773	1,096,704
		6,521,024

Metal Fabricate/Hardware – 0.6%
Catcher Technology Co. Ltd. (Taiwan)	99,000	625,830
SKF AB, Class B (Sweden)	182,800	3,742,095
Tenaris S.A. ADR	17,750	169,690
		4,537,615

Mining – 2.2%
Alrosa PJSC (Russia)	280,422	252,397
Alrosa PJSC (Russia)	758,669	681,669
Anglo American PLC (South Africa)	32,953	773,182
Glencore PLC (Australia)*	5,551,089	11,197,862
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	419,523	1,196,179

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Mining (Continued)
Rio Tinto PLC (Australia)	63,591	$3,596,798
Southern Copper Corp. (Peru)	7,200	376,848
		18,074,935

Miscellaneous Manufacturing – 1.3%
Alfa Laval AB (Sweden)*	104,559	2,123,781
CRRC Corp. Ltd., Class H (China)	2,362,000	916,175
Largan Precision Co. Ltd. (Taiwan)	10,000	1,061,989
Orica Ltd. (Australia)	383,120	4,112,707
Smiths Group PLC (United Kingdom)	121,000	2,084,831
Sunny Optical Technology Group Co. Ltd. (China)	13,500	224,142
		10,523,625

Oil & Gas – 1.3%
Bharat Petroleum Corp. Ltd. (India)	127,853	611,204
Cenovus Energy, Inc. (Canada)	877,300	2,870,996
CNOOC Ltd. (China)	984,217	900,515
Galp Energia SGPS S.A. (Portugal)	80,680	655,218
LUKOIL PJSC ADR (Russia)	25,643	1,311,974
LUKOIL PJSC ADR (Russia)	32,860	1,678,820
Oil & Natural Gas Corp. Ltd. (India)	714,671	625,704
Royal Dutch Shell PLC, Class B (Netherlands)	147,928	1,783,914
		10,438,345

Pharmaceuticals – 2.7%
Bayer A.G. (Germany)(a)	149,860	7,042,003
Chugai Pharmaceutical Co. Ltd. (Japan)	92,500	3,570,500
CSPC Pharmaceutical Group Ltd. (China)	316,160	335,739
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	20,100	267,490
Novartis A.G. (Switzerland)(a)	28,100	2,189,625
Roche Holding A.G. (Genusschein) (Switzerland)	17,945	5,766,294
Shionogi & Co. Ltd. (Japan)	32,200	1,518,872
Sino Biopharmaceutical Ltd. (Hong Kong)	365,500	370,250
Sinopharm Group Co. Ltd., Class H (China)	368,323	846,202
		21,906,975

	Number of Shares	Value

Real Estate – 0.1%
China Vanke Co. Ltd., Class H (China)	229,200	$711,429
Greentown Service Group Co. Ltd. (China)	130,000	142,715
		854,144

Retail – 2.6%
Alimentation Couche-Tard, Inc., Class B (Canada)	65,173	2,007,091
Astra International Tbk PT (Indonesia)	3,207,500	1,171,293
Cie Financiere Richemont S.A. (Switzerland)(a)	54,680	3,417,708
Clicks Group Ltd. (South Africa)	23,391	339,142
CP ALL PCL (Thailand)(a)	502,800	865,842
Hennes & Mauritz AB, Class B (Sweden)	295,400	4,802,736
Lojas Renner S.A. (Brazil)	47,093	307,527
Nitori Holdings Co. Ltd. (Japan)	11,600	2,384,457
President Chain Store Corp. (Taiwan)	51,000	460,318
Raia Drogasil S.A. (Brazil)	164,140	690,550
SM Investments Corp. (Philippines)	39,460	773,854
Swatch Group (The) A.G. (Bearer) (Switzerland)	14,350	3,038,913
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	196,401	475,551
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	30,328	462,190
Yum China Holdings, Inc. (China)	2,400	127,752
		21,324,924

Semiconductors – 5.0%
ASM Pacific Technology Ltd. (Hong Kong)	93,500	942,884
Globalwafers Co. Ltd. (Taiwan)	74,000	1,077,609
Infineon Technologies A.G. (Germany)	238,378	6,636,726
MediaTek, Inc. (Taiwan)	12,000	285,243
Novatek Microelectronics Corp. (Taiwan)	106,000	990,585
Samsung Electronics Co. Ltd. (South Korea)	186,575	9,378,310
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	2,385	3,008,847
SK Hynix, Inc. (South Korea)	49,485	3,510,608

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

	Number of Shares	Value

Semiconductors (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	451,945	$6,837,781
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	97,628	8,188,060
Vanguard International Semiconductor Corp. (Taiwan)	88,000	287,500
		41,144,153

Software – 1.4%
Dassault Systemes S.E. (France)	17,429	2,971,827
HCL Technologies Ltd. (India)	90,269	1,027,045
Mail.Ru Group Ltd. GDR (Russia)(a)*	13,072	342,357
Open Text Corp. (Canada)	61,900	2,274,266
SAP S.E. ADR (Germany)	41,915	4,477,779
		11,093,274

Telecommunications – 1.0%
America Movil S.A.B. de C.V., Series L ADR (Mexico)	133,875	1,595,790
Bharti Infratel Ltd. (India)	251,814	630,075
China Mobile Ltd. ADR (China)	109,472	3,364,074
Mobile TeleSystems PJSC ADR (Russia)	146,619	1,146,561
Telekomunikasi Indonesia Persero Tbk PT ADR (Indonesia)	62,675	1,071,116
Vodacom Group Ltd. (South Africa)	82,534	621,975
		8,429,591

Transportation – 0.2%
Canadian National Railway Co. (Canada)	21,014	2,089,842

Total Common Stocks (Cost $535,577,522)		558,777,356

Preferred Stocks – 1.2%
Banks – 0.5%
Itau Unibanco Holding S.A., 0.77% (Brazil)(c)	359,856	1,473,177
Itau Unibanco Holding S.A. ADR, 0.78% (Brazil)(c)	600,501	2,456,049
		3,929,226

Chemicals – 0.1%
FUCHS PETROLUB S.E., 2.19% (Germany)(c)	21,984	1,131,546

	Number of Shares	Value

Household Products/Wares – 0.1%
Henkel A.G. & Co. KGaA, 2.18% (Germany)(c)	10,500	$1,021,761

Semiconductors – 0.5%
Samsung Electronics Co. Ltd., 2.73% (South Korea)(c)	14,245	633,688
Samsung Electronics Co. Ltd. GDR, 2.63% (South Korea)(a)(c)	2,972	3,336,907
		3,970,595

Total Preferred Stocks (Cost $9,743,245)		10,053,128

Investment Companies – 28.4%
iShares Global Energy ETF	1,665,295	25,911,990
iShares MSCI Mexico ETF	469,972	16,054,244
iShares MSCI South Korea ETF	100,958	6,552,174
iShares MSCI United Kingdom ETF	2,426,983	59,072,766
JPMorgan BetaBuilders Japan ETF	4,095,585	99,604,627
Xtrackers MSCI Europe Hedged Equity ETF	913,944	23,780,823

Total Investment Companies (Cost $248,672,914)		230,976,624

Short-Term Investments – 1.3%
Money Market Fund – 1.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.00%(d)	10,612,548	10,612,548

Total Short-Term Investments (Cost $10,612,548)		10,612,548

Rights – 0.2%
Aerospace/Defense – 0.2%
Rolls-Royce Holdings PLC (United Kingdom)	3,144,666	1,587,198

Total Rights (Cost $4,148,957)		1,587,198

Total Investments – 99.8% (Cost $808,755,186)		812,006,854

Other Assets less Liabilities – 0.2%(e)		1,855,526

NET ASSETS – 100.0%		$813,862,380

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Security sold outside United States without registration under the Securities Act of 1933.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(d)	7-day current yield as of October 31, 2020 is disclosed.

(e)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts.

*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company

Concentration by Currency (%)
U.S. Dollar	39.5
Euro	19.0
British Pound	8.5
Hong Kong Dollar	5.7
All other currencies less than 5%	27.3
Total	100.0

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2020:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/16/20	U.S. Dollars	2,455,466	Swiss Francs	2,317,000	Northern Trust	$(75,202)

Net Unrealized Depreciation						$(75,202)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar International Equity Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Common Stocks	$ 90,766,413	$468,010,943	$—	$558,777,356
Preferred Stocks	3,929,226	6,123,902	—	10,053,128
Investment Companies	230,976,624	—	—	230,976,624
Short-Term Investments	10,612,548	—	—	10,612,548

Rights	—	1,587,198	—	1,587,198

Total Investments	$336,284,811	$475,722,043	$—	$812,006,854

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments
Liabilities:
Forward foreign currency exchange contracts	$—	$(75,202)	$—	$(75,202)

Total Derivative Financial Instruments	$—	$(75,202)	$—	$(75,202)

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments

Morningstar Global Income Fund

	Number of Shares	Value

Common Stocks – 42.2%
Aerospace/Defense – 1.2%
Raytheon Technologies Corp.	53,000	$2,878,960

Agriculture – 1.0%
British American Tobacco PLC ADR (United Kingdom)	79,200	2,524,896

Auto Manufacturers – 1.9%
Toyota Motor Corp. ADR (Japan)	34,920	4,584,647

Auto Parts & Equipment – 1.2%
Cie Generale des Etablissements Michelin S.C.A. (France)	27,924	3,015,821

Banks – 2.4%
BNP Paribas S.A. (France)*	53,051	1,850,142
JPMorgan Chase & Co.	40,200	3,941,208
		5,791,350

Building Materials – 3.2%
Johnson Controls International PLC	87,625	3,698,651
Xinyi Glass Holdings Ltd. (Hong Kong)	1,847,765	4,057,761
		7,756,412

Computers – 0.5%
Quanta Computer, Inc. (Taiwan)	470,000	1,185,933

Cosmetics/Personal Care – 1.2%
Unilever N.V. (United Kingdom)(a)	50,568	2,860,126

Electric – 6.3%
Duke Energy Corp.	44,692	4,116,580
Enel S.p.A. (Italy)	399,850	3,179,010
Iberdrola S.A. (Spain)	321,410	3,795,074
NextEra Energy, Inc.	56,520	4,137,829
		15,228,493

Forest Products & Paper – 2.7%
Smurfit Kappa Group PLC (Ireland)	95,800	3,609,659
UPM-Kymmene OYJ (Finland)	104,130	2,942,608
		6,552,267

Healthcare - Services – 1.2%
Sonic Healthcare Ltd. (Australia)	121,580	2,977,864

	Number of Shares	Value

Home Builders – 0.7%
Persimmon PLC (United Kingdom)	57,750	$1,748,469

Insurance – 2.0%
Ping An Insurance Group Co. of China Ltd., Class H (China)	182,500	1,886,990
Zurich Insurance Group A.G. (Switzerland)	9,075	3,014,222
		4,901,212

Iron/Steel – 1.4%
Vale S.A. (Brazil)	318,050	3,345,152

Mining – 0.2%
MMC Norilsk Nickel PJSC ADR (Russia)	18,389	436,739

Oil & Gas – 0.1%
LUKOIL PJSC ADR (Russia)	4,485	229,139

Pharmaceuticals – 3.4%
GlaxoSmithKline PLC (United Kingdom)	139,300	2,326,101
Novartis A.G. ADR (Switzerland)	35,180	2,746,854
Sanofi ADR (France)	67,970	3,079,041
		8,151,996

Real Estate – 1.3%
Times China Holdings Ltd. (China)	2,354,000	3,144,743

Real Estate Investment Trusts – 4.0%
Ascendas Real Estate Investment Trust (Singapore)	1,333,550	2,813,953
Embassy Office Parks REIT (India)	552,800	2,566,927
Healthpeak Properties, Inc.	34,950	942,602
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	2,529,160	3,481,671
		9,805,153

Semiconductors – 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	241,055	3,647,084

Telecommunications – 4.0%
AT&T, Inc.	101,330	2,737,937
BCE, Inc. (Canada)	73,305	2,948,327
Cisco Systems, Inc.	64,870	2,328,833
Softbank Corp. (Japan)	152,195	1,771,165
		9,786,262

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Global Income Fund

	Number of Shares	Value

Transportation – 0.8%
Globaltrans Investment PLC GDR (Russia)(a)	334,640	$1,892,895

Total Common Stocks (Cost $99,910,647)		102,445,613

Investment Companies – 53.3%
Global X MLP & Energy Infrastructure ETF	488,956	11,021,068
Global X U.S. Preferred ETF	318,829	7,881,453
iShares Broad USD High Yield Corporate Bond ETF	831,553	32,862,975
iShares MSCI United Kingdom ETF	495,461	12,059,521
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	704,063	14,087,377
SPDR Bloomberg Barclays Convertible Securities ETF	109,429	7,540,752
Vanguard Intermediate-Term Corporate Bond ETF	107,138	10,227,394

	Number of Shares	Value

Vanguard Long-Term Corporate Bond ETF	167,274	$17,677,516
Vanguard Long-Term Treasury ETF	167,687	16,138,197

Total Investment Companies (Cost $131,999,097)		129,496,253

Short-Term Investments – 4.1%
Money Market Fund – 4.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.00%(b)	9,993,995	9,993,995

Total Short-Term Investments (Cost $9,993,995)		9,993,995

Total Investments – 99.6% (Cost $241,903,739)		241,935,861

Other Assets less Liabilities – 0.4%		1,050,022

NET ASSETS – 100.0%		$242,985,883

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	7-day current yield as of October 31, 2020 is disclosed.

*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar

Concentration by Currency (%)
U.S. Dollar	66.5
Euro	13.4
All other currencies less than 5%	20.1
Total	100.0

Country Diversification (%)
United States	57.7
Germany	5.8
All other countries less than 5%	36.5
Total	100.0

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Global Income Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals

Investments
Common Stocks	$ 51,019,192	$51,426,421	$—	$102,445,613
Investment Companies	129,496,253	—	—	129,496,253
Short-Term Investments	9,993,995	—	—	9,993,995

Total Investments	$190,509,440	$51,426,421	$—	$241,935,861

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments

Morningstar Total Return Bond Fund

	Par(a)	Value

Long Positions – 109.9%
Asset-Backed Securities – 9.6%
Automobile – 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-2A, Class A, 3.35%, 9/22/25(b)	$740,000	$781,772
Series 2020-2A, Class A, 2.02%, 2/20/27(b)	730,000	736,795
		1,518,567

Commercial Mortgage-Backed Securities – 3.0%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(c)	880,000	808,947
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(c)	113,000	112,403
BANK,
Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	112,121
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	561,934
Bayview Commercial Asset Trust, Series 2006-1A, Class A1, (1M USD LIBOR + 0.27%), 0.42%, 4/25/36(b)(d)	397,673	367,198
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.43%, 1/12/45(c)	92,516	92,355
Benchmark Mortgage Trust,
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	760,613
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	447,571
Series 2019-B9, Class XA, 1.04%, 3/15/52(c)	2,885,110	203,487
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	574,900
BHMS, Series 2018-ATLS, Class A, (1M USD LIBOR + 1.25%, 1.25% Floor), 1.40%, 7/15/35(b)(d)	1,190,000	1,135,007

	Par(a)	Value

Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust, Series 2020-FOX, Class A, (1M USD LIBOR + 1.00%, 1.00% Floor), 11/15/32(b)(d)(e)	$1,020,000	$1,020,000
BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(c)	370,000	380,820
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, (1M USD LIBOR + 1.07%, 1.07% Floor), 1.22%, 12/15/37(b)(d)	590,000	588,881
Series 2019-LIFE, Class D, (1M USD LIBOR + 1.75%, 1.75% Floor), 1.90%, 12/15/37(b)(d)	100,000	99,912
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(c)	100,000	103,039
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class D, 4.74%, 1/10/36(b)(c)	500,000	510,562
Series 2019-SMRT, Class E, 4.74%, 1/10/36(b)(c)	500,000	500,272
Series 2019-SST2, Class A, (1M USD LIBOR + 0.92%, 0.92% Floor), 1.07%, 12/15/36(b)(d)	300,000	294,838
Series 2016-P3, Class D, 2.80%, 4/15/49(b)	62,515	38,557
Series 2016-C1, Class D, 4.95%, 5/10/49(b)(c)	250,000	212,334
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	469,014
Commercial Mortgage Trust, Series 2020-CX, Class A, 11/10/46(b)(e)	290,000	298,705
CSMC OA LLC, Series 2014-USA, Class B, 4.18%, 9/15/37(b)	530,000	480,102
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(c)	13,945,000	339,184
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.65%, 4/15/36(b)(d)(f)	500,000	490,237

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Commercial Mortgage-Backed Securities (Continued)
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28(b)(c)	$100,000	$99,637
GS Mortgage Securities Corp. Trust,
Series 2017-500K, Class E, (1M USD LIBOR + 1.50%, 1.75% Floor), 1.75%, 7/15/32(b)(d)	110,000	107,649
Series 2020-DUNE, Class A, (1M USD LIBOR + 1.10%, 1.10% Floor), 1.25%, 12/15/36(b)(d)	960,000	926,883
Series 2019-BOCA, Class A, (1M USD LIBOR + 1.20%, 1.20% Floor), 1.35%, 6/15/38(b)(d)	100,000	97,760
Series 2019-BOCA, Class B, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.65%, 6/15/38(b)(d)	620,000	581,975
Series 2019-BOCA, Class C, (1M USD LIBOR + 1.73%, 1.73% Floor), 1.88%, 6/15/38(b)(d)	530,000	492,188
GS Mortgage Securities Trust,
Series 2017-GS7, Class E, 3.00%, 8/10/50(b)	70,000	51,543
Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	269,836
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-MKST, Class D, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.65%, 12/15/36(b)(d)	710,000	633,436
Series 2017-JP6, Class A5, 3.49%, 7/15/50	235,000	263,211
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.20%, 4/20/48(b)(c)	330,883	334,342
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5, 3.63%, 10/15/48	450,000	496,537

	Par(a)	Value

Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M USD LIBOR + 1.40%, 1.40% Floor), 1.55%, 5/15/36(b)(d)	$410,000	$392,684
Series 2019-L2, Class XA, 1.03%, 3/15/52(c)	2,561,470	182,028
PFP Ltd., Series 2019-5, Class A, (1M USD LIBOR + 0.97%, 0.97% Floor), 1.12%, 4/14/36(b)(d)(f)	245,165	241,212
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, (1M USD LIBOR + 0.95%, 1.94% Floor), 1.94%, 6/15/33(b)(d)	1,273,773	1,269,778
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class A4, 3.54%, 5/15/48	240,000	262,906
Series 2015-P2, Class D, 3.24%, 12/15/48(b)	250,000	193,942
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	352,486
		18,253,026

Home Equity – 0.1%
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 3.52%, 3/25/36(c)	64,033	50,866
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M USD LIBOR + 0.78%, 0.52% Floor), 0.93%, 11/25/34(d)	327,512	325,588
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M USD LIBOR + 0.37%, 0.37% Floor, 14.00% Cap), 0.52%, 8/25/35(d)	369,591	348,035
		724,489

Other – 4.3%
AGL CLO 6 Ltd., Series 2020-6A, Class A1, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.20%, 7/20/31(b)(d)	290,000	284,630
AGL Core CLO 8 Ltd., Series 2020-8A, Class A1, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.72%, 10/20/31(b)(d)	180,000	177,674

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Other (Continued)
Ajax Mortgage Loan Trust,
Series 2018-G, Class A, 4.37%, 6/25/57(b)(c)	$66,273	$66,272
Series 2019-A, Class A, 3.75%, 8/25/57(b)(c)	332,701	338,329
Series 2018-F, Class A, 4.37%, 11/25/58(b)(c)	165,790	172,713
Series 2019-B, Class A, 3.75%, 1/25/59(b)(c)	409,521	416,423
Allegro CLO IV Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 1.15%), 1.39%, 1/15/30(b)(d)	247,282	246,060
Allegro CLO XI Ltd., Series 2019-2A, Class A1A, (3M USD LIBOR + 1.39%, 1.39% Floor), 1.61%, 1/19/33(b)(d)	250,000	248,121
ALM VII Ltd., Series 2012-7A, Class A1A2, (3M USD LIBOR + 1.17%, 1.17% Floor), 1.41%, 7/15/29(b)(d)	250,000	247,904
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R7, Class M2, (1M USD LIBOR + 0.50%, 0.50% Floor), 0.65%, 9/25/35(d)	284,766	284,238
AMMC CLO Ltd., Series 2017-21A, Class A, (3M USD LIBOR + 1.25%), 1.46%, 11/02/30(b)(d)	250,000	247,097
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M USD LIBOR + 1.25%), 1.51%, 10/13/30(b)(d)	500,000	496,915
Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3M USD LIBOR + 1.47%, 1.47% Floor), 1.68%, 4/24/29(b)(d)	97,941	96,954
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/07/49(b)	380,000	370,025
Atrium IX, (3M USD LIBOR + 1.24%), 1.49%, 5/28/30(b)(d)	500,000	495,193
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (3M USD LIBOR + 1.10%), 1.31%, 4/25/26(b)(d)	51,569	51,507

	Par(a)	Value

Other (Continued)
Babson CLO Ltd., Series 2015-IA, Class AR, (3M USD LIBOR + 0.99%, 0.99% Floor), 1.21%, 1/20/31(b)(d)	$250,000	$242,906
Ballyrock CLO Ltd.,
Series 2019-2A, Class A1B, (3M USD LIBOR + 1.75%, 1.75% Floor), 2.00%, 11/20/30(b)(d)	250,000	247,696
Series 2018-1A, Class A1, (3M USD LIBOR + 1.00%), 1.22%, 4/20/31(b)(d)	250,000	246,297
Battalion CLO X Ltd.,
Series 2016-10A, Class A1R, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.46%, 1/24/29(b)(d)	310,000	310,000
Series 2016-10A, Class A2R, (3M USD LIBOR + 1.80%, 1.80% Floor), 2.01%, 1/24/29(b)(d)	260,000	260,000
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1M USD LIBOR + 0.45%, 0.45% Floor), 0.60%, 9/25/37(b)(d)	455,421	422,020
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24(b)	424,302	429,085
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (3M USD LIBOR + 1.75%), 1.99%, 7/15/29(b)(d)	500,000	496,988
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.47%, 1/20/29(b)(d)	500,000	497,485
BlueMountain CLO Ltd.,
Series 2013-1A, Class A1R2, (3M USD LIBOR + 1.23%, 1.23% Floor), 1.45%, 1/20/29(b)(d)	489,384	487,830
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.22%, 4/20/31(b)(d)	250,000	246,593

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Other (Continued)
California Street CLO XII Ltd., Series 2013-12A, Class AR, (3M USD LIBOR + 1.03%), 1.27%, 10/15/25(b)(d)	$84,798	$84,425
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.22%, 7/28/28(b)(d)	250,000	248,281
Series 2014-2RA, Class A1, (3M USD LIBOR + 1.05%), 1.33%, 5/15/31(b)(d)	729,370	717,535
Series 2014-3RA, Class A1A, (3M USD LIBOR + 1.05%), 1.26%, 7/27/31(b)(d)	247,958	244,282
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 2.06%, 10/15/31(b)(d)	125,000	123,961
CIFC Funding Ltd., Series 2020-2A, Class A1, (3M USD LIBOR + 1.65%, 1.65% Floor), 1.93%, 8/24/32(b)(d)	250,000	245,435
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M USD LIBOR + 2.50%, 2.50% Floor), 2.65%, 7/25/37(d)	500,000	506,225
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class A1N, (3M USD LIBOR + 1.70%, 1.70% Floor), 1.92%, 7/20/31(b)(d)	260,000	258,877
Cumberland Park CLO Ltd., Series 2015-2A, Class BR, (3M USD LIBOR + 1.40%), 1.62%, 7/20/28(b)(d)	350,000	342,517
Cutwater Ltd., Series 2014-1A, Class A1AR, (3M USD LIBOR + 1.25%), 1.49%, 7/15/26(b)(d)	119,596	119,409
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3M USD LIBOR + 0.90%), 1.14%, 10/15/27(b)(d)	420,708	416,445

	Par(a)	Value

Other (Continued)
Elm CLO Ltd.,
Series 2014-1A, Class ARR, (3M USD LIBOR + 1.17%), 1.39%, 1/17/29(b)(d)	$250,000	$248,063
Series 2014-1A, Class BRR, (3M USD LIBOR + 1.75%), 1.97%, 1/17/29(b)(d)	250,000	248,462
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M USD LIBOR + 1.80%, 1.20% Floor), 1.95%, 10/25/33(d)	395,365	396,857
Series 2006-FF13, Class A1, (1M USD LIBOR + 0.12%, 0.12% Floor), 0.27%, 10/25/36(d)	32,646	25,747
Flatiron CLO 17 Ltd., Series 2017-1A, Class A, (3M USD LIBOR + 1.25%), 1.53%, 5/15/30(b)(d)	300,000	298,053
Hildene Community Funding CDO Ltd., Series 2015-1A, Class AR, 11/01/35(b)(e)	150,000	150,001
Home Equity Asset Trust, Series 2006-4, Class 2A4, (1M USD LIBOR + 0.28%, 0.28% Floor), 0.43%, 8/25/36(d)	708,020	697,544
ICG U.S. CLO Ltd., Series 2015-2RA, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 1.60%, 1/16/33(b)(d)	500,000	491,871
JFIN CLO Ltd., Series 2014-1A, Class AR, (3M USD LIBOR + 0.95%), 1.17%, 4/21/25(b)(d)	68,183	68,036
KKR CLO 16 Ltd.,
Series 16, Class A2R, (3M USD LIBOR + 1.80%, 1.80% Floor), 2.02%, 1/20/29(b)(d)	250,000	247,168
Series 16, Class A1R, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.47%, 1/20/29(b)(d)	250,000	248,601
KKR CLO Ltd., Series 21, Class A, (3M USD LIBOR + 1.00%), 1.24%, 4/15/31(b)(d)	250,000	244,745

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Other (Continued)
LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (3M USD LIBOR + 1.08%), 1.31%, 7/16/31(b)(d)	$250,000	$245,990
LCM XXIV Ltd., Series 24A, Class A, (3M USD LIBOR + 1.31%, 1.31% Floor), 1.53%, 3/20/30(b)(d)	750,000	745,506
Legacy Mortgage Asset Trust,
Series 2019-SL1, Class A, 4.00%, 12/28/54(b)	223,417	225,518
Series 2019-GS5, Class A1, (Step to 6.20% on 8/25/22), 3.20%, 5/25/59(b)(g)	865,180	873,022
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M USD LIBOR + 0.15%, 0.15% Floor), 0.30%, 7/25/36(d)	853,840	440,148
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3M USD LIBOR + 1.16%), 1.37%, 7/23/29(b)(d)	500,000	495,737
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.17%, 4/19/30(b)(d)	500,000	493,804
Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, (3M USD LIBOR + 1.33%), 1.55%, 4/20/26(b)(d)	265,913	265,218
Mariner CLO Ltd., Series 2017-4A, Class A, (3M USD LIBOR + 1.21%), 1.42%, 10/26/29(b)(d)	250,000	248,302
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M USD LIBOR + 1.60%, 1.60% Floor), 1.82%, 10/20/30(b)(d)	250,000	243,588
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3M USD LIBOR + 0.87%), 1.09%, 10/20/27(b)(d)	385,631	383,525
Ocean Trails CLO IX, Series 2020-9A, Class A1, (3M USD LIBOR + 1.87%, 1.87% Floor), 2.15%, 10/15/29(b)(d)	490,000	484,469

	Par(a)	Value

Other (Continued)
OFSI Fund VI Ltd., Series 2014-6A, Class BR, (3M USD LIBOR + 1.50%), 1.74%, 3/20/25(b)(d)	$178,362	$176,683
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A, (3M USD LIBOR + 1.25%, 1.25% Floor), 10/19/32(b)(d)(e)	150,000	150,000
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 2.07%, 4/20/32(b)(d)	270,000	265,719
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, (3M USD LIBOR + 1.10%), 1.33%, 7/16/31(b)(d)	500,000	493,683
Riserva CLO Ltd., Series 2016-3A, Class AR, (3M USD LIBOR + 1.14%), 1.36%, 10/18/28(b)(d)	250,000	249,160
RR 3 Ltd., Series 2018-3A, Class A1R2, (3M USD LIBOR + 1.09%, 1.09% Floor), 1.33%, 1/15/30(b)(d)	250,000	247,636
SBA Small Business Investment Cos., Series 2019-10A, Class 1, 3.11%, 3/10/29	87,801	93,186
Silver Rock CLO I Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 1.65%), 10/20/31(b)(d)(e)	440,000	439,954
Sound Point CLO XXIII, Series 2019-2A, Class A1, (3M USD LIBOR + 1.40%, 1.40% Floor), 1.64%, 4/15/32(b)(d)	250,000	248,893
Thacher Park CLO Ltd., Series 2014-1A, Class AR, (3M USD LIBOR + 1.16%), 1.38%, 10/20/26(b)(d)	83,163	83,038
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)	500,000	519,779
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	46,319	48,785
Series 2019-25G, Class 1, 2.69%, 7/01/44	77,206	83,260

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Other (Continued)
Venture 31 CLO Ltd., Series 2018-31A, Class A1, (3M USD LIBOR + 1.03%, 1.03% Floor), 1.25%, 4/20/31(b)(d)	$410,000	$403,519
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, (Step to 6.97% on 3/25/22), 3.97%, 2/25/49(b)(g)	78,738	78,865
Voya CLO Ltd., Series 2018-3A, Class A1A, (3M USD LIBOR + 1.15%, 1.15% Floor), 1.39%, 10/15/31(b)(d)	290,000	287,146
Wellfleet CLO Ltd., Series 2020-2A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 2.05%, 7/15/31(b)(d)	260,000	259,381
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 1.21%), 1.43%, 7/20/28(b)(d)	500,000	497,767
Whitebox CLO II Ltd., Series 2020-2A, Class A1, (3M USD LIBOR + 1.75%, 1.75% Floor), 1.99%, 10/24/31(b)(d)	280,000	279,995
York CLO-3 Ltd., Series 2016-1A, Class BR, (3M USD LIBOR + 1.75%), 1.97%, 10/20/29(b)(d)	500,000	491,530
Zais CLO 13 Ltd., Series 2019-13A, Class A1A, (3M USD LIBOR + 1.49%), 1.73%, 7/15/32(b)(d)	250,000	240,387
Zais CLO 5 Ltd., Series 2016-2A, Class A1, (3M USD LIBOR + 1.53%), 1.77%, 10/15/28(b)(d)	488,192	483,831
		26,066,519

Student Loan – 0.4%
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(b)	510,000	524,102
Navient Student Loan Trust,
Series 2017-1A, Class A3, (1M USD LIBOR + 1.15%), 1.30%, 7/26/66(b)(d)	260,000	260,457

	Par(a)	Value

Student Loan (Continued)
Navient Student Loan Trust,
Series 2017-2A, Class A, (1M USD LIBOR + 1.05%), 1.20%, 12/27/66(b)(d)	$117,298	$116,754
SLM Student Loan Trust, Series 2006-10, Class A6, (3M USD LIBOR + 0.15%), 0.36%, 3/25/44(d)	289,564	273,777
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48(b)	660,000	696,574
Sofi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 3.34%, 8/25/47(b)	239,474	245,970
Series 2018-D, Class A2FX, 3.60%, 2/25/48(b)	200,000	208,291
		2,325,925

Whole Loan – 1.6%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M USD LIBOR + 0.54%, 0.27% Floor, 11.00% Cap), 0.69%, 11/25/35(d)	287,890	284,264
CSMC, Series 2019-NQM1, Class A2, (Step to 3.86% on 12/25/23), 2.86%, 10/25/59(b)(g)	568,391	579,634
CSMC Trust, Series 2019-RPL8, Class A1, 3.32%, 10/25/58(b)(c)	545,580	549,682
FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3, (1M USD LIBOR + 4.00%), 4.15%, 8/25/24(d)	116,011	116,886
FNMA Connecticut Avenue Securities,
Series 2014-C04, Class 1M2, (1M USD LIBOR + 4.90%), 5.05%, 11/25/24(d)	172,836	179,118
Series 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.15%, 9/25/28(d)	362,451	381,368
Series 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 5.45%, 10/25/28(d)	322,997	340,841

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 4.40%, 1/25/29(d)	$178,733	$184,729
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	421,588	474,587
Impac CMB Trust, Series 2007-A, Class A, (1M USD LIBOR + 0.50%, 0.25% Floor, 11.50% Cap), 0.65%, 5/25/37(b)(d)	309,253	303,177
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	725,618	388,136
Series 2007-2, Class A2, 6.25%, 1/25/38	476,439	367,558
MCM Trust,
Series 2018-NPL2, Class A, (Step to 7.00% on 1/25/22), 4.00%, 10/25/28(b)(g)	63,162	62,373
Series 2018-NPL2, Class B, 7.12%, 10/25/28(b)(h)	511,405	227,929
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.14%, 2/25/34(c)	372,166	373,315
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 3.06%, 12/26/46(b)(d)	224,005	224,410
New Residential Mortgage Loan Trust,
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)	280,000	288,575
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(c)	1,083,450	1,171,083
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	430,331	437,445
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)(c)	548,871	578,907
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.91%, 5/25/59(b)	423,734	431,274
Series 2020-2, Class A1, 1.66%, 5/25/60(b)	586,963	590,657

	Par(a)	Value

Whole Loan (Continued)
Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, (1M USD LIBOR + 0.68%, 0.34% Floor, 11.50% Cap), 0.83%, 6/25/44(d)	$519,223	$505,115
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.96%, 2/25/38(b)(c)	196,395	67,053
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 1.76%, 10/25/46(d)	389,964	352,893
		9,461,009

Total Asset-Backed Securities (Cost $58,431,403)		58,349,535

Corporate Bonds – 27.4%
Advertising – 0.0%(i)
Lamar Media Corp.,
5.75%, 2/01/26	29,000	30,006
3.75%, 2/15/28	5,000	4,980
Omnicom Group, Inc., 2.45%, 4/30/30	62,000	63,431
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27(b)	56,000	53,061
4.63%, 3/15/30(b)	5,000	4,594
		156,072

Aerospace/Defense – 1.4%
Boeing (The) Co.,
4.51%, 5/01/23	50,000	52,968
4.87%, 5/01/25	431,000	468,687
3.10%, 5/01/26	40,000	40,546
2.70%, 2/01/27	30,000	29,199
2.80%, 3/01/27	40,000	38,957
3.20%, 3/01/29	130,000	127,183
5.15%, 5/01/30	170,000	187,872
3.25%, 2/01/35	290,000	269,383
5.70%, 5/01/40	140,000	162,395
3.75%, 2/01/50	50,000	44,711
5.80%, 5/01/50	330,000	388,644
5.93%, 5/01/60	210,000	248,992
General Dynamics Corp.,
3.75%, 5/15/28	34,000	39,568
3.63%, 4/01/30	171,000	203,016
4.25%, 4/01/40	10,000	12,705
4.25%, 4/01/50	382,000	496,303

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value
Aerospace/Defense (Continued)
L3Harris Technologies, Inc.,
3.95%, 5/28/24		$115,000	$126,022
3.85%, 12/15/26		145,000	164,972
4.40%, 6/15/28		377,000	445,227
5.05%, 4/27/45		20,000	26,625
Lockheed Martin Corp.,
3.55%, 1/15/26		120,000	135,663
3.60%, 3/01/35		222,000	264,147
6.15%, 9/01/36		22,000	32,253
3.80%, 3/01/45		63,000	75,184
4.70%, 5/15/46		12,000	16,183
2.80%, 6/15/50		135,000	139,514
Northrop Grumman Corp.,
2.93%, 1/15/25		149,000	161,317
3.25%, 1/15/28		844,000	943,104
4.03%, 10/15/47		88,000	106,066
5.25%, 5/01/50		550,000	789,989
Raytheon Technologies Corp.,
3.65%, 8/16/23		8,000	8,643
3.15%, 12/15/24(b)		105,000	113,534
7.20%, 8/15/27(b)		26,000	34,735
7.00%, 11/01/28(b)		90,000	123,297
4.13%, 11/16/28		122,000	143,064
7.50%, 9/15/29		15,000	21,455
2.15%, 5/18/30	EUR	130,000	170,697
2.25%, 7/01/30		417,000	434,993
5.40%, 5/01/35		22,000	29,595
4.50%, 6/01/42		30,000	37,606
4.20%, 12/15/44(b)		35,000	39,157
4.15%, 5/15/45		191,000	227,951
4.63%, 11/16/48		62,000	80,937
3.13%, 7/01/50		190,000	200,770
TransDigm, Inc.,
8.00%, 12/15/25(b)		140,000	151,592
6.25%, 3/15/26(b)		346,000	360,702
			8,416,123

Agriculture – 0.6%
Altria Group, Inc.,
3.49%, 2/14/22		100,000	103,803
2.85%, 8/09/22		70,000	72,872
4.00%, 1/31/24		80,000	87,690
3.80%, 2/14/24		40,000	43,527
2.35%, 5/06/25		30,000	31,638
4.40%, 2/14/26		533,000	613,330
4.80%, 2/14/29		458,000	537,937
3.12%, 6/15/31	EUR	105,000	143,116
5.80%, 2/14/39		313,000	398,554
5.95%, 2/14/49		285,000	378,202
6.20%, 2/14/59		60,000	81,305

		Par(a)	Value
Agriculture (Continued)
Cargill, Inc., 1.38%, 7/23/23(b)		$110,000	$112,520
Darling Ingredients, Inc., 5.25%, 4/15/27(b)		23,000	24,380
Philip Morris International, Inc.,
2.50%, 8/22/22		330,000	342,921
1.13%, 5/01/23		70,000	71,229
2.10%, 5/01/30		70,000	71,499
1.45%, 8/01/39	EUR	200,000	233,389
4.50%, 3/20/42		60,000	73,745
			3,421,657

Airlines – 0.3%
Alaska Airlines Pass Through Trust, Series 2020-1, Class A, 4.80%, 8/15/27(b)		305,000	317,200
American Airlines Pass Through Trust,
Series 2015-2, Class B, 4.40%, 9/22/23		17,973	12,440
Series 2016-1, Class B, 5.25%, 1/15/24		108,273	70,836
Series 2017-1, Class B, 4.95%, 2/15/25		15,323	10,623
Series 2016-3, Class B, 3.75%, 10/15/25		1,470	1,027
Series 2015-2, Class AA, 3.60%, 9/22/27		14,163	13,649
Series 2016-1, Class AA, 3.58%, 1/15/28		80,937	77,285
Series 2019-1, Class B, 3.85%, 2/15/28		75,194	47,084
Series 2016-2, Class AA, 3.20%, 6/15/28		24,960	23,006
Series 2016-3, Class AA, 3.00%, 10/15/28		39,449	36,543
Series 2017-1, Class AA, 3.65%, 2/15/29		21,548	20,326
Series 2019-1, Class AA, 3.15%, 2/15/32		72,392	66,365
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 4/25/24		164,000	163,327
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)		220,000	223,288
4.75%, 10/20/28(b)		210,000	214,664
JetBlue Pass Through Trust, Series 2020-1, Class A, 4.00%, 11/15/32		145,000	148,824

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Airlines (Continued)
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.62%, 9/03/22	$4,818	$4,586
Series 2016-2, Class B, 3.65%, 10/07/25	2,972	2,292
Series 2016-1, Class B, 3.65%, 1/07/26	9,431	7,566
Series 2014-1, Class A, 4.00%, 4/11/26	97,529	93,596
Series 2020-1, Class A, 5.87%, 10/15/27	135,000	134,831
Series 2015-1, Class AA, 3.45%, 12/01/27	807	781
Series 2019-2, Class B, 3.50%, 5/01/28	58,315	46,698
Series 2016-1, Class AA, 3.10%, 7/07/28	2,525	2,424
Series 2016-2, Class AA, 2.88%, 10/07/28	18,511	17,495
Series 2018-1, Class AA, 3.50%, 3/01/30	16,348	15,618
Series 2019-2, Class AA, 2.70%, 5/01/32	59,114	55,342
		1,827,716

Apparel – 0.2%
Hanesbrands, Inc.,
4.63%, 5/15/24(b)	39,000	40,620
4.87%, 5/15/26(b)	8,000	8,600
NIKE, Inc.,
2.40%, 3/27/25	60,000	64,434
2.75%, 3/27/27	396,000	436,097
2.85%, 3/27/30	100,000	111,948
3.25%, 3/27/40	70,000	79,067
3.38%, 3/27/50	240,000	275,976
Under Armour, Inc., 3.25%, 6/15/26	5,000	4,831
William Carter (The) Co., 5.62%, 3/15/27(b)	23,000	24,136
		1,045,709

Auto Manufacturers – 0.4%
General Motors Co.,
4.87%, 10/02/23	210,000	229,174
5.95%, 4/01/49	70,000	85,472
General Motors Financial Co., Inc.,
5.20%, 3/20/23	349,000	378,707
3.70%, 5/09/23	68,000	71,456
5.10%, 1/17/24	169,000	185,533
3.50%, 11/07/24	32,000	33,875
4.00%, 1/15/25	185,000	198,444
2.90%, 2/26/25	84,000	87,239

		Par(a)	Value
Auto Manufacturers (Continued)
General Motors Financial Co., Inc.,
2.75%, 6/20/25		$47,000	$48,513
0.85%, 2/26/26	EUR	210,000	234,318
Hyundai Capital America,
3.95%, 2/01/22(b)		247,000	255,963
2.38%, 2/10/23(b)		245,000	251,899
Toyota Motor Credit Corp.,
2.15%, 2/13/30		100,000	105,014
			2,165,607

Auto Parts & Equipment – 0.0%(i)
American Axle & Manufacturing, Inc., 6.25%, 4/01/25		27,000	27,363

Banks – 5.8%
Bank of America Corp.,
(3M USD LIBOR + 0.37%), 2.74%, 1/23/22(j)		281,000	282,463
(3M USD LIBOR + 0.63%), 3.50%, 5/17/22(j)		50,000	50,824
3.30%, 1/11/23		270,000	286,247
(3M USD LIBOR + 1.02%), 2.88%, 4/24/23(j)		10,000	10,329
(3M USD LIBOR + 0.79%), 3.00%, 12/20/23(j)		141,000	147,814
(3M USD LIBOR + 0.94%), 3.86%, 7/23/24(j)		195,000	211,242
4.20%, 8/26/24		60,000	66,862
3.95%, 4/21/25		160,000	178,593
(3M USD LIBOR + 0.87%), 2.46%, 10/22/25(j)		206,000	217,567
4.45%, 3/03/26		176,000	202,488
(SOFR + 1.15%), 1.32%, 6/19/26(j)		70,000	70,351
4.25%, 10/22/26		340,000	393,300
(3M USD LIBOR + 1.06%), 3.56%, 4/23/27(j)		156,000	173,932
(3M USD LIBOR + 1.58%), 3.82%, 1/20/28(j)		294,000	332,067
(3M USD LIBOR + 2.93%), 5.87%, 3/15/28(j)(k)		131,000	140,989
(3M USD LIBOR + 1.51%), 3.71%, 4/24/28(j)		391,000	439,362
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(j)		239,000	267,195
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(j)		911,000	1,012,048
(3M USD LIBOR + 1.07%), 3.97%, 3/05/29(j)		266,000	305,524
(3M USD LIBOR + 1.21%), 3.97%, 2/07/30(j)		960,000	1,108,061
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(j)		103,000	113,122

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Banks (Continued)
Bank of America Corp.,
(3M USD LIBOR + 1.19%), 2.88%, 10/22/30(j)	$21,000	$22,571
(SOFR + 2.15%), 2.59%, 4/29/31(j)	467,000	487,655
(3M USD LIBOR + 1.32%), 4.08%, 4/23/40(j)	27,000	32,462
(SOFR + 1.93%), 2.68%, 6/19/41(j)	265,000	267,555
5.00%, 1/21/44	170,000	232,019
(3M USD LIBOR + 1.52%), 4.33%, 3/15/50(j)	30,000	37,932
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(j)	450,000	548,895
Bank of New York Mellon (The) Corp., 1.60%, 4/24/25	60,000	62,098
(3M USD LIBOR + 3.13%), 4.63%, 9/20/26(j)(k)	136,000	141,100
(3M USD LIBOR + 1.07%), 3.44%, 2/07/28(j)	89,000	101,066
Citigroup, Inc.,
(SOFR + 1.67%), 1.68%, 5/15/24(j)	120,000	122,896
4.40%, 6/10/25	196,000	221,781
5.50%, 9/13/25	120,000	142,254
(SOFR + 2.75%), 3.11%, 4/08/26(j)	80,000	86,119
3.40%, 5/01/26	135,000	150,079
(3M USD LIBOR + 1.39%), 3.67%, 7/24/28(j)	381,000	426,787
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(j)	390,000	433,316
(3M USD LIBOR + 1.19%), 4.08%, 4/23/29(j)	368,000	423,234
(3M USD LIBOR + 1.34%), 3.98%, 3/20/30(j)	550,000	630,919
(SOFR + 1.42%), 2.98%, 11/05/30(j)	361,000	388,121
(SOFR + 1.15%), 2.67%, 1/29/31(j)	101,000	105,971
(SOFR + 3.91%), 4.41%, 3/31/31(j)	319,000	378,765
(SOFR + 2.11%), 2.57%, 6/03/31(j)	458,000	477,278
8.12%, 7/15/39	580,000	1,007,081
4.65%, 7/23/48	30,000	38,886
Citizens Financial Group, Inc., 3.25%, 4/30/30	58,000	63,285
Goldman Sachs Group (The), Inc.,
(3M USD LIBOR + 0.82%), 2.88%, 10/31/22(j)	230,000	235,450
3.20%, 2/23/23	40,000	42,328

	Par(a)	Value
Banks (Continued)
Goldman Sachs Group (The), Inc.,
3.63%, 2/20/24	$120,000	$130,338
3.85%, 7/08/24	30,000	32,879
3.50%, 1/23/25	217,000	237,211
3.50%, 4/01/25	706,000	777,903
3.50%, 11/16/26	40,000	44,286
3.85%, 1/26/27	213,000	239,707
(3M USD LIBOR + 1.51%), 3.69%, 6/05/28(j)	484,000	545,740
(3M USD LIBOR + 1.30%), 4.22%, 5/01/29(j)	1,530,000	1,785,317
5.15%, 5/22/45	110,000	146,391
4.75%, 10/21/45	460,000	605,303
JPMorgan Chase & Co., (SOFR + 1.46%), 1.51%, 6/01/24(j)	310,000	316,722
(3M USD LIBOR + 1.00%), 4.02%, 12/05/24(j)	1,156,000	1,273,280
(3M USD LIBOR + 1.16%), 3.22%, 3/01/25(j)	40,000	43,061
3.90%, 7/15/25	112,000	126,670
(SOFR + 1.59%), 2.01%, 3/13/26(j)	423,000	438,485
(SOFR + 1.85%), 2.08%, 4/22/26(j)	360,000	376,438
2.95%, 10/01/26	95,000	104,681
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(j)	464,000	528,709
(3M USD LIBOR + 1.34%), 3.78%, 2/01/28(j)	636,000	722,787
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(j)	387,000	434,548
(SOFR + 1.89%), 2.18%, 6/01/28(j)	181,000	188,752
(3M USD LIBOR + 1.12%), 4.01%, 4/23/29(j)	52,000	60,338
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(j)	961,000	1,149,932
(SOFR + 3.79%), 4.49%, 3/24/31(j)	42,000	50,805
(SOFR + 2.04%), 2.52%, 4/22/31(j)	310,000	325,828
4.95%, 6/01/45	220,000	294,715
(SOFR + 2.44%), 3.11%, 4/22/51(j)	240,000	253,532
KeyCorp,
4.15%, 10/29/25	18,000	20,690
4.10%, 4/30/28	2,000	2,333
Morgan Stanley,
3.88%, 4/29/24	273,000	301,702
3.70%, 10/23/24	41,000	45,563
(SOFR + 1.15%), 2.72%, 7/22/25(j)	130,000	138,443

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Banks (Continued)
Morgan Stanley,
3.88%, 1/27/26	$274,000	$311,436
(SOFR + 1.99%), 2.19%, 4/28/26(j)	688,000	720,626
3.63%, 1/20/27	543,000	616,781
(3M USD LIBOR + 1.34%), 3.59%, 7/22/28(j)	23,000	25,875
(3M USD LIBOR + 1.14%), 3.77%, 1/24/29(j)	258,000	293,914
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(j)	416,000	498,507
(SOFR + 1.14%), 2.70%, 1/22/31(j)	410,000	436,965
(SOFR + 3.12%), 3.62%, 4/01/31(j)	457,000	523,088
(SOFR + 4.84%), 5.60%, 3/24/51(j)	40,000	60,547
National Securities Clearing Corp., 1.20%, 4/23/23(b)	250,000	254,766
Northern Trust Corp., 1.95%, 5/01/30	43,000	44,331
State Street Corp.,
(3M USD LIBOR + 2.54%), 5.62%, 12/15/23(j)(k)	292,000	298,739
2.65%, 5/19/26	18,000	19,645
(SOFR + 2.65%), 3.15%, 3/30/31(b)(j)	3,000	3,399
U.S. Bancorp, 1.45%, 5/12/25	250,000	257,655
Wells Fargo & Co.,
3.75%, 1/24/24	160,000	173,690
3.55%, 9/29/25	148,000	164,733
(3M USD LIBOR + 0.83%), 2.41%, 10/30/25(j)	56,000	59,070
(3M USD LIBOR + 0.75%), 2.16%, 2/11/26(j)	61,000	63,379
3.00%, 4/22/26	212,000	230,913
(SOFR + 2.00%), 2.19%, 4/30/26(j)	200,000	207,939
3.00%, 10/23/26	81,000	88,410
4.30%, 7/22/27	270,000	309,921
(3M USD LIBOR + 1.31%), 3.58%, 5/22/28(j)	424,000	470,712
(SOFR + 2.10%), 2.39%, 6/02/28(j)	363,000	377,271
4.15%, 1/24/29	820,000	955,344
(3M USD LIBOR + 1.17%), 2.88%, 10/30/30(j)	399,000	424,658
(3M USD LIBOR + 3.77%), 4.48%, 4/04/31(j)	300,000	359,873
(SOFR + 2.53%), 3.07%, 4/30/41(j)	310,000	320,733
4.40%, 6/14/46	40,000	47,087

	Par(a)	Value
Banks (Continued)
Wells Fargo & Co., 4.75%, 12/07/46	$370,000	$455,318
(3M USD LIBOR + 4.24%), 5.01%, 4/04/51(j)	1,000,000	1,352,884
		35,489,581

Beverages – 0.2%
Coca-Cola (The) Co., 2.95%, 3/25/25	40,000	43,962
3.38%, 3/25/27	280,000	319,669
1.45%, 6/01/27	120,000	123,147
2.50%, 6/01/40	127,000	133,795
2.60%, 6/01/50	80,000	80,216
2.50%, 3/15/51	60,000	59,131
2.75%, 6/01/60	115,000	115,392
Keurig Dr. Pepper, Inc., 3.20%, 5/01/30	105,000	117,117
PepsiCo, Inc.,
0.75%, 5/01/23	120,000	121,203
2.25%, 3/19/25	10,000	10,655
2.63%, 3/19/27	10,000	10,954
1.63%, 5/01/30	110,000	112,132
3.37%, 7/29/49	38,000	43,732
2.88%, 10/15/49	40,000	42,782
3.62%, 3/19/50	20,000	24,177
3.87%, 3/19/60	30,000	37,656
		1,395,720

Biotechnology – 0.2%
Amgen, Inc.,
2.45%, 2/21/30	71,000	74,836
4.40%, 5/01/45	201,000	245,281
Baxalta, Inc., 5.25%, 6/23/45	9,000	11,992
Biogen, Inc., 2.25%, 5/01/30	139,000	140,069
Gilead Sciences, Inc.,
1.20%, 10/01/27	25,000	24,874
4.80%, 4/01/44	25,000	31,775
4.50%, 2/01/45	77,000	95,124
4.75%, 3/01/46	207,000	262,975
		886,926

Building Materials – 0.2%
Carrier Global Corp.,
1.92%, 2/15/23(b)	186,000	191,517
2.24%, 2/15/25(b)	545,000	568,373
2.49%, 2/15/27(b)	20,000	21,012
2.72%, 2/15/30(b)	170,000	177,432
2.70%, 2/15/31(b)	50,000	52,421
3.38%, 4/05/40(b)	160,000	169,121
3.58%, 4/05/50(b)	60,000	64,790

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Building Materials (Continued)
Johnson Controls International PLC, 4.63%, 7/02/44	$20,000	$24,516
Masonite International Corp., 5.38%, 2/01/28(b)	23,000	24,380
Owens Corning, 3.95%, 8/15/29	16,000	17,921
Standard Industries, Inc.,
5.00%, 2/15/27(b)	23,000	23,719
4.75%, 1/15/28(b)	9,000	9,405
U.S. Concrete, Inc., 6.37%, 6/01/24	6,000	6,150
		1,350,757

Chemicals – 0.2%
Dow Chemical (The) Co.,
4.55%, 11/30/25	26,000	30,103
3.63%, 5/15/26	93,000	103,737
DuPont de Nemours, Inc., 4.49%, 11/15/25	214,000	247,030
Eastman Chemical Co., 4.50%, 12/01/28	16,000	18,670
Ecolab, Inc., 4.80%, 3/24/30	105,000	133,304
LYB International Finance III LLC, 4.20%, 5/01/50	48,000	52,318
RPM International, Inc., 4.25%, 1/15/48	3,000	3,126
Sherwin-Williams (The) Co.,
4.20%, 1/15/22	205,000	212,319
2.30%, 5/15/30	101,000	104,986
4.00%, 12/15/42	18,000	19,930
		925,523

Commercial Services – 0.2%
Cintas Corp. No. 2,
2.90%, 4/01/22	20,000	20,691
3.70%, 4/01/27	20,000	22,837
Claremont Mckenna College, 3.38%, 1/01/50	15,000	16,259
Global Payments, Inc.,
4.80%, 4/01/26	189,000	220,810
4.45%, 6/01/28	45,000	52,214
3.20%, 8/15/29	95,000	102,812
Herc Holdings, Inc., 5.50%, 7/15/27(b)	50,000	51,381
Moody’s Corp.,
4.87%, 2/15/24	78,000	87,989
3.25%, 1/15/28	50,000	56,635
Nielsen (The) Co. Luxembourg S.a.r.l., 5.00%, 2/01/25(b)	20,000	20,544

	Par(a)	Value
Commercial Services (Continued)
PayPal Holdings, Inc.,
1.35%, 6/01/23	$90,000	$91,922
2.40%, 10/01/24	35,000	37,146
1.65%, 6/01/25	155,000	160,148
United Rentals North America, Inc.,
5.87%, 9/15/26	44,000	46,304
5.50%, 5/15/27	44,000	46,777
3.88%, 11/15/27	7,000	7,254
4.88%, 1/15/28	71,000	74,550
5.25%, 1/15/30	7,000	7,586
		1,123,859

Computers – 0.5%
Apple, Inc.,
1.13%, 5/11/25	260,000	264,928
2.45%, 8/04/26	100,000	108,481
2.90%, 9/12/27	250,000	278,572
3.85%, 5/04/43	231,000	283,425
3.75%, 11/13/47	33,000	39,913
2.55%, 8/20/60	90,000	86,686
Dell International LLC/EMC Corp.,
4.90%, 10/01/26(b)	36,000	40,995
6.10%, 7/15/27(b)	92,000	109,417
8.10%, 7/15/36(b)	80,000	108,060
DXC Technology Co.,
4.00%, 4/15/23	117,000	123,916
4.13%, 4/15/25	20,000	21,534
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	30,000	31,967
4.65%, 10/01/24	239,000	269,764
HP, Inc., 6.00%, 9/15/41	10,000	12,187
International Business Machines Corp.,
3.00%, 5/15/24	270,000	291,860
3.30%, 5/15/26	260,000	291,712
3.50%, 5/15/29	100,000	114,321
1.95%, 5/15/30	277,000	281,357
2.85%, 5/15/40	100,000	103,260
Leidos, Inc., 4.37%, 5/15/30(b)	181,000	210,610
Seagate HDD Cayman, 4.09%, 6/01/29(b)	70,000	75,425
		3,148,390

Cosmetics/Personal Care – 0.0%(i)
Procter & Gamble (The) Co.,
2.80%, 3/25/27	20,000	22,217
3.00%, 3/25/30	60,000	69,009
		91,226

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value
Distribution/Wholesale – 0.0%(i)
American Builders & Contractors Supply Co., Inc.,
5.87%, 5/15/26(b)	$25,000	$25,938
4.00%, 1/15/28(b)	33,000	33,495
H&E Equipment Services, Inc., 5.62%, 9/01/25	81,000	84,037
HD Supply, Inc., 5.38%, 10/15/26(b)	25,000	26,151
KAR Auction Services, Inc., 5.13%, 6/01/25(b)	40,000	40,300
Performance Food Group, Inc., 5.50%, 10/15/27(b)	44,000	45,100
		255,021

Diversified Financial Services – 0.6%
Air Lease Corp., 3.38%, 7/01/25	70,000	71,062
American Express Co.,
2.50%, 7/30/24	410,000	434,906
4.20%, 11/06/25	164,000	189,218
Capital One Financial Corp.,
3.50%, 6/15/23	40,000	42,783
3.90%, 1/29/24	79,000	86,167
Charles Schwab (The) Corp., 3.20%, 3/02/27	44,000	48,883
Discover Financial Services, 4.50%, 1/30/26	7,000	8,013
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200,000	216,267
Intercontinental Exchange, Inc.,
3.75%, 9/21/28	99,000	114,408
2.10%, 6/15/30	69,000	70,845
1.85%, 9/15/32	89,000	88,113
International Lease Finance Corp., 5.87%, 8/15/22	230,000	245,424
Mastercard, Inc.,
2.95%, 6/01/29	153,000	171,633
3.35%, 3/26/30	202,000	234,356
3.85%, 3/26/50	300,000	373,443
Nationstar Mortgage Holdings, Inc., 9.12%, 7/15/26(b)	33,000	35,289
Navient Corp.,
6.50%, 6/15/22	36,000	36,720
7.25%, 9/25/23	22,000	23,073
5.87%, 10/25/24	20,000	19,850

	Par(a)	Value
Diversified Financial Services (Continued)
Navient Corp.,
6.75%, 6/25/25	$21,000	$21,315
6.75%, 6/15/26	20,000	20,150
Nuveen LLC, 4.00%, 11/01/28(b)	100,000	117,760
Quicken Loans LLC, 5.25%, 1/15/28(b)	44,000	45,991
Synchrony Financial, 4.50%, 7/23/25	2,000	2,223
USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	156,210
Vanguard Group (The), Inc., 3.05%, 8/22/50(l)	170,000	154,869
Visa, Inc.,
3.15%, 12/14/25	230,000	255,846
4.15%, 12/14/35	159,000	203,236
4.30%, 12/14/45	170,000	222,382
		3,710,435

Electric – 1.6%
AEP Texas, Inc.,
3.95%, 6/01/28	163,000	188,820
3.45%, 1/15/50	28,000	30,064
AEP Transmission Co. LLC,
3.75%, 12/01/47	54,000	63,479
3.80%, 6/15/49	65,000	77,056
3.15%, 9/15/49	40,000	43,209
3.65%, 4/01/50	66,000	76,789
Alabama Power Co.,
3.55%, 12/01/23	10,000	10,900
3.75%, 3/01/45	106,000	122,435
3.70%, 12/01/47	25,000	28,949
4.30%, 7/15/48	52,000	65,380
Ameren Illinois Co.,
3.80%, 5/15/28	46,000	53,377
3.25%, 3/15/50	60,000	66,608
Baltimore Gas and Electric Co.,
3.50%, 8/15/46	49,000	54,910
3.75%, 8/15/47	62,000	71,605
3.20%, 9/15/49	40,000	42,617
CenterPoint Energy Houston Electric LLC,
3.55%, 8/01/42	23,000	26,128
4.50%, 4/01/44	8,000	10,293
4.25%, 2/01/49	2,000	2,538
Commonwealth Edison Co.,
2.95%, 8/15/27	11,000	12,142
4.60%, 8/15/43	5,000	6,351
Consolidated Edison Co. of New York, Inc., 3.35%, 4/01/30	50,000	57,382

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Electric (Continued)
Consolidated Edison Co. of New York, Inc., 3.95%, 4/01/50	$20,000	$23,614
Consumers Energy Co.,
3.75%, 2/15/50	53,000	63,909
3.10%, 8/15/50	107,000	116,356
3.50%, 8/01/51	75,000	87,792
Dayton Power & Light (The) Co., 3.95%, 6/15/49	81,000	85,550
DTE Electric Co.,
4.05%, 5/15/48	10,000	12,443
3.95%, 3/01/49	98,000	120,903
Duke Energy Carolinas LLC,
3.95%, 11/15/28	28,000	33,334
2.45%, 8/15/29	75,000	80,628
2.45%, 2/01/30	74,000	78,800
3.75%, 6/01/45	34,000	39,883
3.87%, 3/15/46	26,000	30,874
3.95%, 3/15/48	27,000	32,866
3.20%, 8/15/49	105,000	114,910
Duke Energy Florida LLC,
3.80%, 7/15/28	40,000	46,851
2.50%, 12/01/29	325,000	350,494
1.75%, 6/15/30	122,000	123,538
3.85%, 11/15/42	53,000	61,387
3.40%, 10/01/46	10,000	11,233
Duke Energy Ohio, Inc.,
3.65%, 2/01/29	224,000	258,489
2.13%, 6/01/30	14,000	14,540
Duke Energy Progress LLC,
3.70%, 9/01/28	159,000	184,736
3.45%, 3/15/29	84,000	96,212
4.10%, 5/15/42	113,000	137,727
4.20%, 8/15/45	22,000	26,996
Edison International, 3.13%, 11/15/22	15,000	15,475
Entergy Louisiana LLC,
5.40%, 11/01/24	18,000	21,234
4.20%, 9/01/48	96,000	120,244
Exelon Corp., 5.10%, 6/15/45	29,000	37,670
FirstEnergy Corp.,
4.25%, 3/15/23	110,000	115,915
2.05%, 3/01/25	22,000	22,022
1.60%, 1/15/26	40,000	38,948
3.90%, 7/15/27	340,000	363,134
2.65%, 3/01/30	111,000	108,135
2.25%, 9/01/30	56,000	52,863
7.37%, 11/15/31	410,000	550,054
4.85%, 7/15/47	90,000	97,842

	Par(a)	Value

Electric (Continued)
FirstEnergy Transmission LLC,
4.35%, 1/15/25(b)	$285,000	$311,139
4.55%, 4/01/49(b)	126,000	138,060
Florida Power & Light Co.,
5.25%, 2/01/41	5,000	6,956
3.70%, 12/01/47	98,000	118,319
3.95%, 3/01/48	80,000	100,627
3.99%, 3/01/49	29,000	36,754
3.15%, 10/01/49	70,000	78,154
ITC Holdings Corp., 2.70%, 11/15/22	65,000	67,771
MidAmerican Energy Co.,
3.65%, 4/15/29	389,000	457,172
4.25%, 7/15/49	55,000	70,496
3.15%, 4/15/50	40,000	44,019
Northern States Power Co.,
3.40%, 8/15/42	78,000	87,967
2.90%, 3/01/50	50,000	52,685
NRG Energy, Inc.,
7.25%, 5/15/26	44,000	46,508
6.62%, 1/15/27	54,000	56,835
5.75%, 1/15/28	36,000	38,824
5.25%, 6/15/29(b)	32,000	34,680
NSTAR Electric Co.,
3.20%, 5/15/27	7,000	7,784
3.95%, 4/01/30	28,000	33,674
Ohio Power Co.,
6.60%, 2/15/33	60,000	82,481
4.15%, 4/01/48	14,000	17,282
4.00%, 6/01/49	31,000	37,308
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	75,000	87,634
5.75%, 3/15/29	44,000	57,410
5.30%, 6/01/42	16,000	22,318
3.80%, 6/01/49	20,000	24,191
3.10%, 9/15/49	34,000	37,295
5.35%, 10/01/52(b)	27,000	40,099
Pacific Gas and Electric Co.,
1.75%, 6/16/22	160,000	160,015
2.10%, 8/01/27	50,000	48,274
2.50%, 2/01/31	60,000	56,728
3.30%, 8/01/40	20,000	18,206
3.50%, 8/01/50	20,000	18,076
Progress Energy, Inc., 7.75%, 3/01/31	180,000	262,722
Public Service Electric and Gas Co.,
2.25%, 9/15/26	82,000	88,203

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Electric (Continued)
Public Service Electric and Gas Co.,
3.65%, 9/01/28		$3,000	$3,497
3.20%, 5/15/29		80,000	90,899
2.05%, 8/01/50		25,000	22,377
Southern California Edison Co.,
1.85%, 2/01/22		24,643	24,659
3.70%, 8/01/25		165,000	182,340
4.20%, 3/01/29		16,000	18,314
2.25%, 6/01/30		150,000	151,400
3.60%, 2/01/45		23,000	23,072
Tampa Electric Co.,
4.35%, 5/15/44		75,000	92,826
4.45%, 6/15/49		17,000	22,021
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)		299,000	329,084
Virginia Electric and Power Co.,
3.45%, 9/01/22		62,000	64,844
2.75%, 3/15/23		90,000	94,327
3.50%, 3/15/27		29,000	32,908
6.00%, 5/15/37		37,000	52,927
4.00%, 1/15/43		30,000	36,187
4.45%, 2/15/44		105,000	135,625
Vistra Operations Co. LLC,
5.50%, 9/01/26(b)		44,000	45,540
5.62%, 2/15/27(b)		58,000	60,465
5.00%, 7/31/27(b)		56,000	58,520
4.30%, 7/15/29(b)		219,000	237,344
			9,514,475

Electronics – 0.1%
Agilent Technologies, Inc.,
3.05%, 9/22/26		152,000	165,954
2.10%, 6/04/30		30,000	30,718
Honeywell International, Inc.,
1.35%, 6/01/25		70,000	71,867
0.75%, 3/10/32	EUR	105,000	125,351
Roper Technologies, Inc., 2.95%, 9/15/29		76,000	83,147
			477,037

Entertainment – 0.1%
Caesars Resort
Collection LLC/CRC
Finco, Inc., 5.25%, 10/15/25(b)		68,000	64,580
Cedar Fair L.P., 5.25%, 7/15/29		45,000	40,837

	Par(a)	Value

Entertainment (Continued)
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
5.50%, 5/01/25(b)	$27,000	$27,337
5.37%, 4/15/27	43,000	39,829
Churchill Downs, Inc.,
5.50%, 4/01/27(b)	50,000	51,781
4.75%, 1/15/28(b)	25,000	25,375
Scientific Games International, Inc., 5.00%, 10/15/25(b)	43,000	43,161
Six Flags Entertainment Corp.,
4.88%, 7/31/24(b)	44,000	40,887
5.50%, 4/15/27(b)	25,000	23,258
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	37,000	35,427
		392,472

Environmental Control – 0.1%
Clean Harbors, Inc., 4.88%, 7/15/27(b)	23,000	24,035
Republic Services, Inc., 2.50%, 8/15/24	70,000	74,364
2.90%, 7/01/26	41,000	45,010
3.95%, 5/15/28	178,000	206,996
2.30%, 3/01/30	82,000	86,464
Waste Management, Inc., 3.50%, 5/15/24	70,000	76,132
3.90%, 3/01/35	20,000	24,340
4.15%, 7/15/49	60,000	75,975
Waste Pro USA, Inc., 5.50%, 2/15/26(b)	20,000	20,200
		633,516

Food – 0.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.50%, 2/15/23(b)	33,000	33,525
5.75%, 3/15/25	84,000	86,572
7.50%, 3/15/26(b)	55,000	60,940
4.63%, 1/15/27(b)	12,000	12,374
5.87%, 2/15/28(b)	39,000	41,242
4.88%, 2/15/30(b)	9,000	9,559
Hershey (The) Co., 0.90%, 6/01/25	30,000	30,310
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 6/15/25(b)	35,000	35,980

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Food (Continued)
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 2/15/28(b)	$43,000	$47,293
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
6.50%, 4/15/29(b)	66,000	74,176
5.50%, 1/15/30(b)	11,000	11,963
Kraft Heinz Foods Co., 3.00%, 6/01/26	110,000	111,779
Lamb Weston Holdings, Inc.,
4.63%, 11/01/24(b)	37,000	38,202
4.87%, 11/01/26(b)	37,000	38,429
Mars, Inc.,
2.70%, 4/01/25(b)	90,000	97,055
3.20%, 4/01/30(b)	180,000	206,003
Mondelez International, Inc.,
2.13%, 4/13/23	20,000	20,730
1.50%, 5/04/25	250,000	256,738
2.75%, 4/13/30	77,000	82,996
Pilgrim’s Pride Corp., 5.87%, 9/30/27(b)	73,000	77,116
Post Holdings, Inc.,
5.00%, 8/15/26(b)	60,000	62,220
5.75%, 3/01/27(b)	55,000	57,624
5.62%, 1/15/28(b)	40,000	42,200
5.50%, 12/15/29(b)	32,000	34,600
Simmons Foods, Inc., 5.75%, 11/01/24(b)	21,000	20,764
		1,590,390

Food Service – 0.0%(i)
Aramark Services, Inc.,
4.75%, 6/01/26	22,000	21,862
5.00%, 2/01/28(b)	51,000	51,452
		73,314

Forest Products & Paper – 0.1%
Georgia-Pacific LLC,
3.60%, 3/01/25(b)	14,000	15,599
7.38%, 12/01/25	45,000	57,289
2.10%, 4/30/27(b)	6,000	6,251
7.75%, 11/15/29	18,000	26,480
2.30%, 4/30/30(b)	69,000	72,286
8.87%, 5/15/31	13,000	20,837
International Paper Co.,
6.00%, 11/15/41	38,000	52,225
4.40%, 8/15/47	31,000	38,071
		289,038

		Par(a)	Value

Gas – 0.0%(i)
Atmos Energy Corp., 4.13%, 10/15/44		$5,000	$6,126
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		140,000	140,584
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43		39,000	47,567
Piedmont Natural Gas Co., Inc., 3.35%, 6/01/50		20,000	21,378
			215,655

Hand/Machine Tools – 0.0%(i)
Colfax Corp., 6.00%, 2/15/24(b)		27,000	28,086

Healthcare - Products – 0.2%
Abbott Laboratories,
3.75%, 11/30/26		390,000	452,700
4.90%, 11/30/46		10,000	14,078
Avantor, Inc., 6.00%, 10/01/24(b)		53,000	55,380
Boston Scientific Corp.,
4.00%, 3/01/29		96,000	110,964
2.65%, 6/01/30		30,000	31,532
DH Europe Finance II S.a.r.l.,
1.35%, 9/18/39	EUR	135,000	163,383
1.80%, 9/18/49		100,000	125,418
Medtronic Global Holdings SCA,
1.50%, 7/02/39		100,000	124,241
1.75%, 7/02/49		100,000	126,024
Teleflex, Inc., 4.62%, 11/15/27		23,000	24,254
Thermo Fisher Scientific, Inc.,
2.60%, 10/01/29		29,000	31,515
4.50%, 3/25/30		75,000	92,994
1.88%, 10/01/49	EUR	100,000	124,901
			1,477,384

Healthcare - Services – 0.7%
Aetna, Inc.,
2.80%, 6/15/23		90,000	94,529
4.50%, 5/15/42		44,000	52,240
4.75%, 3/15/44		2,000	2,433
Anthem, Inc.,
2.95%, 12/01/22		30,000	31,433
3.65%, 12/01/27		150,000	169,593
4.10%, 3/01/28		81,000	93,355
Centene Corp.,
5.37%, 6/01/26(b)		78,000	82,072
5.37%, 8/15/26(b)		32,000	33,840

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Healthcare - Services (Continued)
Centene Corp.,
4.25%, 12/15/27	$108,000	$113,692
4.63%, 12/15/29	32,000	34,840
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	5,000	5,225
Charles River Laboratories, Inc., 5.50%, 4/01/26(b)	18,000	18,810
Encompass Health Corp.,
4.50%, 2/01/28	20,000	20,482
4.75%, 2/01/30	20,000	20,832
HCA, Inc., 4.75%, 5/01/23	35,000	38,195
5.00%, 3/15/24	306,000	342,371
5.37%, 2/01/25	24,000	26,576
5.25%, 4/15/25	359,000	415,811
5.87%, 2/15/26	14,000	15,820
5.37%, 9/01/26	9,000	10,114
5.62%, 9/01/28	14,000	16,295
5.87%, 2/01/29	9,000	10,588
Humana, Inc.,
4.50%, 4/01/25	43,000	49,273
3.95%, 3/15/27	140,000	159,470
3.13%, 8/15/29	120,000	131,561
4.88%, 4/01/30	67,000	83,188
Molina Healthcare, Inc., 5.37%, 11/15/22	30,000	31,174
Select Medical Corp., 6.25%, 8/15/26(b)	23,000	24,265
Tenet Healthcare Corp.,
4.63%, 7/15/24	62,000	63,048
4.63%, 9/01/24(b)	25,000	25,594
5.12%, 5/01/25	117,000	115,795
4.88%, 1/01/26(b)	90,000	91,299
6.25%, 2/01/27(b)	129,000	133,941
5.12%, 11/01/27(b)	14,000	14,416
UnitedHealth Group, Inc., 2.38%, 10/15/22	20,000	20,783
3.50%, 6/15/23	30,000	32,424
3.75%, 7/15/25	50,000	56,772
1.25%, 1/15/26	40,000	40,807
2.95%, 10/15/27	25,000	27,733
3.85%, 6/15/28	254,000	297,608
3.88%, 12/15/28	110,000	130,303
2.00%, 5/15/30	40,000	41,624
3.50%, 8/15/39	175,000	200,759
2.75%, 5/15/40	90,000	94,222
4.75%, 7/15/45	98,000	132,921
4.25%, 6/15/48	77,000	98,412
4.45%, 12/15/48	20,000	26,536
3.70%, 8/15/49	130,000	155,522

	Par(a)	Value

Healthcare – Services (Continued)
UnitedHealth Group, Inc.,
2.90%, 5/15/50	$100,000	$104,569
3.88%, 8/15/59	70,000	85,141
3.13%, 5/15/60	20,000	21,484
		4,139,790

Home Builders – 0.0%(i)
Century Communities, Inc., 6.75%, 6/01/27	22,000	23,430
Lennar Corp.,
4.13%, 1/15/22	19,000	19,451
4.50%, 4/30/24	23,000	24,785
4.75%, 5/30/25	5,000	5,486
4.75%, 11/29/27	8,000	9,160
PulteGroup, Inc.,
5.50%, 3/01/26	6,000	6,930
5.00%, 1/15/27	5,000	5,725
Taylor Morrison Communities, Inc., 5.87%, 6/15/27(b)	5,000	5,525
		100,492

Home Furnishings – 0.0%(i)
Tempur Sealy International, Inc., 5.50%, 6/15/26	50,000	51,999

Household Products/Wares – 0.0%(i)
Clorox (The) Co., 3.10%, 10/01/27	15,000	16,751
Kimberly-Clark Corp., 3.10%, 3/26/30	30,000	34,200
Spectrum Brands, Inc., 5.75%, 7/15/25	36,000	37,035
		87,986

Housewares – 0.0%(i)
Newell Brands, Inc.,
4.35%, 4/01/23	68,000	70,973
4.70%, 4/01/26	18,000	19,170
		90,143

Insurance – 0.3%
American International Group, Inc.,
2.50%, 6/30/25	60,000	64,324
4.20%, 4/01/28	40,000	46,568
3.40%, 6/30/30	90,000	100,069
Aon Corp.,
4.50%, 12/15/28	202,000	242,665
3.75%, 5/02/29	133,000	153,305
2.80%, 5/15/30	40,000	42,807
Aon PLC,
4.00%, 11/27/23	2,000	2,180

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Insurance (Continued)
Aon PLC, 4.60%, 6/14/44		$15,000	$19,158
Berkshire Hathaway Finance Corp., 4.25%, 1/15/49		150,000	190,585
Guardian Life Global Funding, 1.10%, 6/23/25(b)		50,000	50,516
Hartford Financial Services Group (The), Inc., 5.95%, 10/15/36		20,000	26,851
Marsh & McLennan Cos., Inc.,
4.37%, 3/15/29		45,000	54,143
1.98%, 3/21/30	EUR	120,000	158,484
2.25%, 11/15/30		32,000	33,247
MassMutual Global Funding II, 0.85%, 6/09/23(b)		330,000	333,168
MetLife, Inc., 6.40%, 12/15/36		100,000	124,097
Metropolitan Life Global Funding I, 0.90%, 6/08/23(b)		250,000	252,720
New York Life Global Funding, 0.95%, 6/24/25(b)		80,000	80,453
Principal Life Global Funding II, 1.25%, 6/23/25(b)		40,000	40,672
Trinity Acquisition PLC, 4.40%, 3/15/26		9,000	10,382
Willis North America, Inc.,
3.60%, 5/15/24		42,000	45,826
5.05%, 9/15/48		19,000	25,685
			2,097,905

Internet – 0.4%
Alphabet, Inc.,
0.45%, 8/15/25		30,000	29,821
0.80%, 8/15/27		50,000	49,473
1.10%, 8/15/30		60,000	58,620
2.05%, 8/15/50		110,000	99,192
Amazon.com, Inc.,
0.80%, 6/03/25		130,000	130,967
1.20%, 6/03/27		160,000	161,659
3.15%, 8/22/27		140,000	158,709
1.50%, 6/03/30		150,000	151,738
3.88%, 8/22/37		130,000	159,448
4.05%, 8/22/47		140,000	179,592
2.50%, 6/03/50		390,000	386,513
4.25%, 8/22/57		240,000	317,619
Booking Holdings, Inc.,
4.10%, 4/13/25		197,000	220,753

	Par(a)	Value

Internet (Continued)
E*TRADE Financial Corp., 3.80%, 8/24/27	$10,000	$11,322
Expedia Group, Inc.,
6.25%, 5/01/25(b)	73,000	80,276
3.80%, 2/15/28	55,000	55,283
3.25%, 2/15/30	55,000	53,417
Netflix, Inc.,
5.50%, 2/15/22	24,000	25,215
4.87%, 4/15/28	14,000	15,746
6.37%, 5/15/29	7,000	8,575
5.38%, 11/15/29(b)	8,000	9,370
4.88%, 6/15/30(b)	9,000	10,271
		2,373,579

Iron/Steel – 0.0%(i)
Nucor Corp., 3.95%, 5/01/28	24,000	27,766
Steel Dynamics, Inc., 2.80%, 12/15/24	50,000	53,054
		80,820

Lodging – 0.1%
Boyd Gaming Corp.,
6.37%, 4/01/26	27,000	28,015
6.00%, 8/15/26	25,000	25,617
Hilton Domestic Operating Co., Inc.,
5.12%, 5/01/26	53,000	53,662
4.88%, 1/15/30	9,000	9,259
Hilton Worldwide
Finance LLC/Hilton Worldwide Finance Corp.,
4.63%, 4/01/25	39,000	39,361
4.88%, 4/01/27	25,000	25,291
Hyatt Hotels Corp., 5.37%, 4/23/25	23,000	24,944
Las Vegas Sands Corp.,
3.20%, 8/08/24	100,000	101,147
2.90%, 6/25/25	10,000	9,918
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	33,000	33,990
MGM Resorts International,
5.75%, 6/15/25	6,000	6,234
4.63%, 9/01/26	4,000	3,931
5.50%, 4/15/27	6,000	6,058
Station Casinos LLC, 5.00%, 10/01/25(b)	22,000	21,890
Wyndham Hotels & Resorts, Inc., 5.37%, 4/15/26(b)	23,000	23,288

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Lodging (Continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/01/25(b)	$91,000	$87,132
5.25%, 5/15/27(b)	45,000	41,850
		541,587

Machinery – Construction & Mining – 0.0%(i)
Terex Corp., 5.63%, 2/01/25(b)	49,000	49,735

Machinery – Diversified – 0.1%
Deere & Co.,
3.10%, 4/15/30	30,000	34,028
3.75%, 4/15/50	310,000	383,966
Otis Worldwide Corp.,
2.06%, 4/05/25	50,000	52,509
2.29%, 4/05/27	70,000	74,246
2.56%, 2/15/30	210,000	223,549
		768,298

Media – 1.5%
AMC Networks, Inc.,
5.00%, 4/01/24	44,000	44,206
4.75%, 8/01/25	33,000	32,918
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 2/15/26(b)	83,000	86,043
5.50%, 5/01/26(b)	49,000	50,960
5.87%, 5/01/27(b)	27,000	28,171
5.13%, 5/01/27(b)	108,000	113,400
5.00%, 2/01/28(b)	83,000	87,191
5.38%, 6/01/29(b)	51,000	55,207
4.75%, 3/01/30(b)	60,000	63,111
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	290,000	334,107
4.20%, 3/15/28	90,000	101,689
5.05%, 3/30/29	480,000	572,572
5.38%, 4/01/38	120,000	143,478
6.48%, 10/23/45	316,000	426,224
5.37%, 5/01/47	88,000	104,997
5.75%, 4/01/48	169,000	210,947
5.13%, 7/01/49	91,000	106,386
4.80%, 3/01/50	30,000	34,176
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27(b)	51,000	49,470
Comcast Corp.,
3.10%, 4/01/25	10,000	10,984
3.95%, 10/15/25	160,000	183,332
3.15%, 3/01/26	50,000	55,469

	Par(a)	Value

Media (Continued)
Comcast Corp.,
3.30%, 4/01/27	$50,000	$56,095
4.15%, 10/15/28	525,000	624,362
2.65%, 2/01/30	250,000	269,570
3.40%, 4/01/30	520,000	595,045
4.25%, 10/15/30	560,000	683,275
1.95%, 1/15/31	300,000	305,741
4.60%, 10/15/38	43,000	54,800
3.25%, 11/01/39	42,000	46,696
3.75%, 4/01/40	241,000	280,517
4.75%, 3/01/44	9,000	11,840
4.60%, 8/15/45	66,000	86,432
3.40%, 7/15/46	20,000	22,055
4.00%, 8/15/47	22,000	26,338
3.97%, 11/01/47	116,000	139,003
4.00%, 3/01/48	20,000	24,179
4.70%, 10/15/48	30,000	40,031
4.00%, 11/01/49	210,000	253,133
3.45%, 2/01/50	90,000	100,462
4.95%, 10/15/58	28,000	40,411
Cox Communications, Inc.,
3.25%, 12/15/22(b)	40,000	42,117
3.15%, 8/15/24(b)	206,000	221,949
3.85%, 2/01/25(b)	90,000	99,304
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26(b)	28,000	16,363
Discovery Communications LLC, 4.00%, 9/15/55(b)	71,000	72,162
Fox Corp., 5.48%, 1/25/39	450,000	599,356
Gray Television, Inc.,
5.87%, 7/15/26(b)	29,000	30,184
7.00%, 5/15/27(b)	33,000	35,599
iHeartCommunications, Inc.,
6.37%, 5/01/26	36,000	37,485
5.25%, 8/15/27(b)	32,000	31,586
4.75%, 1/15/28(b)	5,000	4,775
Meredith Corp., 6.87%, 2/01/26	53,000	43,924
NBCUniversal Media LLC, 5.95%, 4/01/41	35,000	51,961
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(b)	47,000	48,997
Sirius XM Radio, Inc.,
3.88%, 8/01/22(b)	35,000	35,262
4.63%, 7/15/24(b)	64,000	65,997
5.37%, 7/15/26(b)	35,000	36,451
5.00%, 8/01/27(b)	67,000	70,182
5.50%, 7/01/29(b)	54,000	58,776

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Media (Continued)
TEGNA, Inc.,
4.63%, 3/15/28(b)	$9,000	$8,875
5.00%, 9/15/29	10,000	10,125
Time Warner Cable LLC,
6.55%, 5/01/37	60,000	78,391
5.87%, 11/15/40	130,000	160,892
Time Warner Entertainment Co. L.P., 8.37%, 7/15/33	170,000	259,883
TWDC Enterprises 18 Corp., 3.70%, 12/01/42	153,000	172,591
ViacomCBS, Inc.,
6.87%, 4/30/36	56,000	76,172
4.38%, 3/15/43	55,000	59,503
5.85%, 9/01/43	30,000	37,834
Walt Disney (The) Co.,
4.75%, 9/15/44	25,000	31,726
3.60%, 1/13/51	54,000	60,249
		9,113,694

Mining – 0.0%(i)
Freeport-McMoRan, Inc.,
5.00%, 9/01/27	5,000	5,214
5.25%, 9/01/29	5,000	5,400
Newmont Corp., 2.25%, 10/01/30	51,000	52,604
		63,218

Miscellaneous Manufacturing – 0.5%
3M Co.,
3.38%, 3/01/29	12,000	13,778
2.38%, 8/26/29	310,000	332,121
3.05%, 4/15/30	70,000	78,958
3.70%, 4/15/50	230,000	272,547
Eaton Corp.,
2.75%, 11/02/22	40,000	41,855
4.15%, 11/02/42	30,000	36,827
General Electric Co.,
3.10%, 1/09/23	240,000	251,580
3.45%, 5/01/27	20,000	21,210
3.63%, 5/01/30	40,000	42,242
6.75%, 3/15/32	20,000	25,764
5.87%, 1/14/38	202,000	243,293
6.87%, 1/10/39	800,000	1,059,392
4.25%, 5/01/40	60,000	63,243
4.35%, 5/01/50	60,000	63,923
Parker-Hannifin Corp.,
2.70%, 6/14/24	66,000	70,565
3.25%, 6/14/29	48,000	53,908
Textron, Inc.,
3.87%, 3/01/25	40,000	43,936
3.65%, 3/15/27	40,000	43,449

	Par(a)	Value

Miscellaneous Manufacturing (Continued)
Textron, Inc.,
3.90%, 9/17/29	$122,000	$136,219
2.45%, 3/15/31	57,000	56,593
		2,951,403

Oil & Gas – 1.5%
Apache Corp.,
4.38%, 10/15/28	540,000	493,830
4.75%, 4/15/43	100,000	88,500
4.25%, 1/15/44	380,000	322,050
BP Capital Markets America, Inc.,
2.94%, 4/06/23	10,000	10,567
3.22%, 11/28/23	70,000	75,003
3.79%, 2/06/24	30,000	32,706
3.41%, 2/11/26	20,000	22,121
3.12%, 5/04/26	276,000	302,260
3.94%, 9/21/28	240,000	275,007
3.63%, 4/06/30	80,000	90,079
3.00%, 2/24/50	290,000	272,000
Chevron Corp.,
1.55%, 5/11/25	130,000	134,169
2.00%, 5/11/27	40,000	41,996
2.98%, 5/11/40	250,000	265,049
3.08%, 5/11/50	140,000	145,141
Chevron USA, Inc., 2.34%, 8/12/50	55,000	50,033
Cimarex Energy Co.,
3.90%, 5/15/27	270,000	283,668
4.38%, 3/15/29	160,000	172,416
Citgo Holding, Inc., 9.25%, 8/01/24(b)	41,000	34,338
Concho Resources, Inc.,
3.75%, 10/01/27	375,000	415,575
4.30%, 8/15/28	210,000	241,082
Continental Resources, Inc.,
4.50%, 4/15/23	90,000	85,562
3.80%, 6/01/24	130,000	121,063
4.38%, 1/15/28	160,000	144,000
CrownRock L.P./CrownRock Finance, Inc., 5.62%, 10/15/25(b)	24,000	23,601
Devon Energy Corp.,
5.85%, 12/15/25	90,000	100,460
5.60%, 7/15/41	180,000	185,210
5.00%, 6/15/45	150,000	145,023
Diamondback Energy, Inc.,
2.88%, 12/01/24	50,000	50,620
5.37%, 5/31/25	30,000	31,041
3.50%, 12/01/29	264,000	262,511

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Oil & Gas (Continued)
EOG Resources, Inc.,
4.15%, 1/15/26		$208,000	$238,671
4.38%, 4/15/30		270,000	317,721
3.90%, 4/01/35		188,000	210,321
4.95%, 4/15/50		170,000	211,017
Exxon Mobil Corp.,
1.57%, 4/15/23		10,000	10,275
2.99%, 3/19/25		300,000	326,304
3.04%, 3/01/26		70,000	77,141
2.44%, 8/16/29		240,000	254,864
3.48%, 3/19/30		120,000	135,640
1.41%, 6/26/39	EUR	130,000	151,278
4.11%, 3/01/46		20,000	23,003
4.33%, 3/19/50		10,000	12,069
3.45%, 4/15/51		130,000	136,191
Marathon Petroleum Corp.,
4.50%, 5/01/23		31,000	33,361
4.75%, 9/15/44		61,000	60,013
Matador Resources Co., 5.87%, 9/15/26		10,000	8,050
Noble Energy, Inc.,
3.85%, 1/15/28		240,000	274,249
6.00%, 3/01/41		70,000	98,330
4.95%, 8/15/47		20,000	26,179
Occidental Petroleum Corp.,
2.70%, 8/15/22		100,000	92,475
6.95%, 7/01/24		200,000	189,000
2.90%, 8/15/24		180,000	149,814
5.55%, 3/15/26		160,000	139,200
3.00%, 2/15/27		220,000	166,100
7.87%, 9/15/31		210,000	191,100
4.50%, 7/15/44		80,000	54,633
6.60%, 3/15/46		150,000	124,187
4.10%, 2/15/47		50,000	32,671
4.20%, 3/15/48		230,000	149,500
SM Energy Co., 10.00%, 1/15/25(b)		7,000	6,663
Sunoco L.P./Sunoco Finance Corp.,
4.87%, 1/15/23		20,000	20,150
5.50%, 2/15/26		16,000	16,030
6.00%, 4/15/27		12,000	12,405
			8,865,286

Oil & Gas Services – 0.0%(i)
Halliburton Co., 3.80%, 11/15/25		5,000	5,420

Packaging & Containers – 0.0%(i)
Ball Corp., 5.25%, 7/01/25		9,000	10,179

	Par(a)	Value

Packaging & Containers (Continued)
Ball Corp., 4.88%, 3/15/26	$7,000	$7,787
Owens-Brockway Glass Container, Inc., 5.87%, 8/15/23(b)	29,000	30,512
		48,478

Pharmaceuticals – 2.1%
AbbVie, Inc.,
3.45%, 3/15/22(b)	100,000	103,527
2.30%, 11/21/22(b)	555,000	575,066
3.75%, 11/14/23	20,000	21,784
2.60%, 11/21/24(b)	1,142,000	1,214,568
3.80%, 3/15/25(b)	510,000	566,049
3.60%, 5/14/25	40,000	44,270
2.95%, 11/21/26(b)	100,000	109,208
3.20%, 11/21/29(b)	847,000	926,722
4.55%, 3/15/35(b)	6,000	7,278
4.50%, 5/14/35	173,000	210,283
4.30%, 5/14/36	47,000	55,650
4.70%, 5/14/45	135,000	163,864
4.45%, 5/14/46	30,000	35,778
4.25%, 11/21/49(b)	20,000	23,358
Allergan Funding SCS, 3.45%, 3/15/22	200,000	203,981
Bausch Health Americas, Inc.,
9.25%, 4/01/26(b)	57,000	62,842
8.50%, 1/31/27(b)	67,000	73,259
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)	63,000	64,720
9.00%, 12/15/25(b)	57,000	62,284
5.75%, 8/15/27(b)	18,000	19,305
7.00%, 1/15/28(b)	28,000	29,610
7.25%, 5/30/29(b)	28,000	30,119
Becton Dickinson and Co.,
3.36%, 6/06/24	190,000	204,818
4.68%, 12/15/44	16,000	19,577
Bristol-Myers Squibb Co.,
2.60%, 5/16/22	110,000	113,800
2.90%, 7/26/24	300,000	323,746
3.88%, 8/15/25	170,000	193,345
3.20%, 6/15/26	160,000	179,102
3.40%, 7/26/29	360,000	416,856
5.00%, 8/15/45	144,000	198,338
Cigna Corp.,
3.75%, 7/15/23	187,000	202,305
4.12%, 11/15/25	20,000	22,875
4.37%, 10/15/28	840,000	996,008
4.90%, 12/15/48	100,000	129,253
CVS Health Corp., 4.10%, 3/25/25	159,000	179,260

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Pharmaceuticals (Continued)
CVS Health Corp.,
3.63%, 4/01/27	$40,000	$44,796
4.30%, 3/25/28	990,000	1,146,414
3.25%, 8/15/29	309,000	338,390
3.75%, 4/01/30	339,000	384,379
4.78%, 3/25/38	200,000	241,562
4.12%, 4/01/40	40,000	45,399
5.12%, 7/20/45	233,000	294,917
5.05%, 3/25/48	320,000	405,850
Elanco Animal Health, Inc.,
5.27%, 8/28/23	32,000	34,593
5.90%, 8/28/28	7,000	8,148
Johnson & Johnson,
0.55%, 9/01/25	80,000	80,523
0.95%, 9/01/27	150,000	149,606
3.63%, 3/03/37	70,000	83,486
2.10%, 9/01/40	100,000	97,287
3.70%, 3/01/46	36,000	44,554
Merck & Co., Inc.,
0.75%, 2/24/26	120,000	119,670
3.40%, 3/07/29	4,000	4,620
1.45%, 6/24/30	163,000	163,197
Pfizer, Inc.,
0.80%, 5/28/25	160,000	160,590
3.45%, 3/15/29	43,000	50,004
2.63%, 4/01/30	110,000	121,000
1.70%, 5/28/30	321,000	328,764
2.70%, 5/28/50	470,000	479,882
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	59,000	62,564
Wyeth LLC, 5.95%, 4/01/37	44,000	64,613
		12,737,616

Pipelines – 1.7%
Boardwalk Pipelines L.P., 4.80%, 5/03/29	20,000	21,361
Buckeye Partners L.P., 3.95%, 12/01/26	5,000	4,638
Cameron LNG LLC,
2.90%, 7/15/31(b)	40,000	43,321
3.30%, 1/15/35(b)	540,000	600,451
3.40%, 1/15/38(b)	129,000	139,018
Cheniere Corpus Christi Holdings LLC,
5.87%, 3/31/25	184,000	208,237
5.13%, 6/30/27	190,000	212,898
Cheniere Energy Partners L.P.,
5.25%, 10/01/25	30,000	30,516
5.62%, 10/01/26	22,000	22,585

	Par(a)	Value

Pipelines (Continued)
Cheniere Energy Partners L.P., 4.50%, 10/01/29	$14,000	$14,273
DCP Midstream Operating L.P.,
5.38%, 7/15/25	7,000	7,350
5.13%, 5/15/29	5,000	4,974
Energy Transfer Operating L.P.,
3.60%, 2/01/23	108,000	111,286
4.20%, 9/15/23	58,000	61,123
4.50%, 4/15/24	113,000	119,911
4.05%, 3/15/25	120,000	126,248
2.90%, 5/15/25	412,000	414,588
4.95%, 6/15/28	20,000	21,492
5.25%, 4/15/29	60,000	65,004
3.75%, 5/15/30	370,000	363,059
6.50%, 2/01/42	92,000	98,125
6.25%, 4/15/49	20,000	21,119
Energy Transfer Partners L.P./Regency Energy Finance Corp.,
5.87%, 3/01/22	160,000	167,222
5.00%, 10/01/22	170,000	179,154
4.50%, 11/01/23	90,000	95,074
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	311,351
3.13%, 7/31/29	40,000	43,126
2.80%, 1/31/30	550,000	576,077
6.87%, 3/01/33	2,000	2,659
7.55%, 4/15/38	10,000	14,151
4.85%, 8/15/42	49,000	55,922
4.45%, 2/15/43	26,000	27,992
4.85%, 3/15/44	14,000	15,818
5.10%, 2/15/45	131,000	154,054
4.80%, 2/01/49	10,000	11,586
4.20%, 1/31/50	30,000	32,438
3.70%, 1/31/51	70,000	69,231
3.95%, 1/31/60	60,000	58,805
Kinder Morgan Energy Partners L.P.,
4.25%, 9/01/24	100,000	110,383
6.95%, 1/15/38	85,000	109,506
5.50%, 3/01/44	56,000	64,345
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	101,045
4.30%, 3/01/28	60,000	67,803
5.55%, 6/01/45	80,000	93,664
5.05%, 2/15/46	40,000	44,920
5.20%, 3/01/48	60,000	69,374

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Pipelines (Continued)
MPLX L.P.,
3.38%, 3/15/23	$43,000	$45,255
4.88%, 12/01/24	73,000	81,751
4.00%, 3/15/28	200,000	217,022
4.80%, 2/15/29	30,000	33,902
2.65%, 8/15/30	110,000	105,860
4.50%, 4/15/38	90,000	91,164
5.20%, 3/01/47	17,000	17,870
4.70%, 4/15/48	119,000	117,870
5.50%, 2/15/49	90,000	99,749
NGPL PipeCo LLC,
4.38%, 8/15/22(b)	64,000	66,375
4.88%, 8/15/27(b)	210,000	228,544
7.77%, 12/15/37(b)	20,000	24,761
Northwest Pipeline LLC, 4.00%, 4/01/27	186,000	204,251
Sabine Pass Liquefaction LLC,
5.62%, 4/15/23	100,000	109,215
5.75%, 5/15/24	300,000	337,841
5.62%, 3/01/25	652,000	746,490
5.87%, 6/30/26	54,000	63,450
5.00%, 3/15/27	112,000	125,737
4.20%, 3/15/28	47,000	51,027
Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	111,949
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/01/24	171,000	179,661
5.95%, 12/01/25	40,000	45,938
5.30%, 4/01/44	10,000	9,398
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 2/01/25	22,000	22,055
5.87%, 4/15/26	44,000	44,880
5.38%, 2/01/27	23,000	23,115
6.50%, 7/15/27	36,000	37,710
5.00%, 1/15/28	7,000	6,913
6.87%, 1/15/29	36,000	38,610
5.50%, 3/01/30(b)	9,000	9,047
Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)	380,000	387,523
Texas Eastern Transmission L.P.,
3.50%, 1/15/28(b)	107,000	115,464
4.15%, 1/15/48(b)	36,000	37,529
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	582,000	746,240
4.00%, 3/15/28	113,000	126,333

		Par(a)	Value

Pipelines (Continued)
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 5/15/30(b)		$14,000	$14,988
4.60%, 3/15/48		43,000	47,163
3.95%, 5/15/50(b)		68,000	69,397
Western Midstream Operating L.P.,
(3M USD LIBOR + 1.85%), 2.07%, 1/13/23(d)		40,000	37,213
4.10%, 2/01/25		50,000	47,106
4.65%, 7/01/26		90,000	86,400
Williams (The) Cos., Inc.,
3.60%, 3/15/22		150,000	155,083
4.85%, 3/01/48		110,000	120,373
			10,475,499

Real Estate – 0.0%(i)
Howard Hughes (The) Corp., 5.38%, 3/15/25(b)		44,000	44,055

Real Estate Investment Trusts – 0.4%
American Tower Corp.,
5.00%, 2/15/24		126,000	142,438
3.38%, 5/15/24		50,000	54,032
2.40%, 3/15/25		163,000	172,484
1.30%, 9/15/25		72,000	72,598
3.95%, 3/15/29		53,000	60,506
3.80%, 8/15/29		58,000	66,000
1.88%, 10/15/30		48,000	47,338
Crown Castle International Corp.,
3.15%, 7/15/23		140,000	148,787
1.35%, 7/15/25		93,000	93,926
3.70%, 6/15/26		2,000	2,229
3.10%, 11/15/29		245,000	263,272
3.30%, 7/01/30		60,000	65,382
2.25%, 1/15/31		19,000	19,095
5.20%, 2/15/49		20,000	25,852
Digital Dutch Finco B.V.,
1.50%, 3/15/30	EUR	130,000	160,166
1.00%, 1/15/32		100,000	116,670
Equinix, Inc.,
2.63%, 11/18/24		30,000	31,888
1.25%, 7/15/25		56,000	56,359
1.00%, 9/15/25		202,000	201,142
ESH Hospitality, Inc.,
5.25%, 5/01/25(b)		55,000	55,000
4.62%, 10/01/27(b)		7,000	6,860

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Real Estate Investment Trusts (Continued)
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.62%, 5/01/24		$92,000	$96,848
4.50%, 9/01/26		25,000	25,625
5.75%, 2/01/27		40,000	43,165
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/01/26		5,000	5,188
5.00%, 10/15/27		62,000	64,880
4.62%, 8/01/29		8,000	8,376
Prologis Euro Finance LLC,
1.50%, 9/10/49	EUR	105,000	129,635
Realty Income Corp.,
4.12%, 10/15/26		35,000	40,705
3.00%, 1/15/27		15,000	16,204
3.25%, 1/15/31		50,000	54,693
RHP Hotel Properties L.P./RHP Finance Corp.,
4.75%, 10/15/27		34,000	31,420
Service Properties Trust, 4.35%, 10/01/24		20,000	17,700
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 2/15/25(b)		32,000	32,118
4.25%, 12/01/26(b)		11,000	11,185
3.75%, 2/15/27(b)		7,000	7,018
4.62%, 12/01/29(b)		9,000	9,351
4.13%, 8/15/30(b)		9,000	9,112
			2,465,247

Retail – 0.7%
Beacon Roofing Supply, Inc., 4.87%, 11/01/25(b)		50,000	49,050
Costco Wholesale Corp.,
1.38%, 6/20/27		190,000	193,606
1.60%, 4/20/30		120,000	121,220
1.75%, 4/20/32		90,000	91,647
Dollar General Corp.,
3.25%, 4/15/23		10,000	10,603
Home Depot (The), Inc.,
2.50%, 4/15/27		60,000	64,973
3.90%, 12/06/28		10,000	11,906
2.95%, 6/15/29		275,000	309,331
2.70%, 4/15/30		80,000	88,315
3.30%, 4/15/40		60,000	68,229
3.90%, 6/15/47		20,000	24,248
3.35%, 4/15/50		230,000	259,900
Lowe’s Cos., Inc.,
4.00%, 4/15/25		168,000	190,316
3.65%, 4/05/29		140,000	161,397

	Par(a)	Value

Retail (Continued)
Lowe’s Cos., Inc.,
4.50%, 4/15/30	$50,000	$61,384
McDonald’s Corp.,
3.30%, 7/01/25	70,000	77,422
1.45%, 9/01/25	140,000	144,231
3.70%, 1/30/26	60,000	67,723
3.50%, 3/01/27	30,000	33,736
3.50%, 7/01/27	60,000	67,956
3.80%, 4/01/28	270,000	311,940
2.13%, 3/01/30	230,000	238,612
3.60%, 7/01/30	200,000	230,753
4.87%, 12/09/45	35,000	45,486
4.45%, 9/01/48	32,000	39,781
3.62%, 9/01/49	4,000	4,456
4.20%, 4/01/50	187,000	226,545
Starbucks Corp.,
2.25%, 3/12/30	79,000	81,108
2.55%, 11/15/30	146,000	154,048
Target Corp., 2.25%, 4/15/25	110,000	117,418
TJX (The) Cos., Inc.,
3.50%, 4/15/25	70,000	77,698
3.75%, 4/15/27	20,000	23,068
Walmart, Inc.,
3.40%, 6/26/23	40,000	43,143
3.55%, 6/26/25	30,000	33,890
3.70%, 6/26/28	380,000	444,733
		4,169,872

Semiconductors – 1.1%
Analog Devices, Inc., 3.90%, 12/15/25	16,000	18,238
Applied Materials, Inc.,
1.75%, 6/01/30	300,000	306,862
5.85%, 6/15/41	17,000	25,349
2.75%, 6/01/50	80,000	81,648
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	116,000	128,050
Broadcom, Inc.,
2.25%, 11/15/23	322,000	334,890
4.70%, 4/15/25	566,000	643,602
3.15%, 11/15/25	220,000	237,112
4.25%, 4/15/26	364,000	409,194
3.46%, 9/15/26	37,000	40,322
4.11%, 9/15/28	105,000	116,945
4.75%, 4/15/29	141,000	163,623
4.15%, 11/15/30	60,000	67,216
Intel Corp.,
3.70%, 7/29/25	20,000	22,592
4.60%, 3/25/40	50,000	65,685
3.73%, 12/08/47	34,000	39,965

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Semiconductors (Continued)
Intel Corp.,
4.75%, 3/25/50		$553,000	$754,279
4.95%, 3/25/60		120,000	174,139
KLA Corp.,
4.10%, 3/15/29		125,000	148,187
3.30%, 3/01/50		181,000	190,114
Lam Research Corp.,
3.75%, 3/15/26		161,000	184,867
4.87%, 3/15/49		112,000	155,622
Micron Technology, Inc., 2.50%, 4/24/23		100,000	104,073
NVIDIA Corp.,
3.20%, 9/16/26		117,000	131,467
2.85%, 4/01/30		252,000	279,235
3.50%, 4/01/40		150,000	173,832
3.50%, 4/01/50		634,000	736,239
3.70%, 4/01/60		100,000	116,814
QUALCOMM, Inc.,
4.80%, 5/20/45		50,000	67,314
4.30%, 5/20/47		94,000	119,695
Texas Instruments, Inc.,
2.90%, 11/03/27		390,000	433,216
1.75%, 5/04/30		91,000	92,892
			6,563,278

Shipbuilding – 0.0%(i)
Huntington Ingalls Industries, Inc.,
3.84%, 5/01/25(b)		75,000	82,526
4.20%, 5/01/30(b)		105,000	121,090
			203,616

Software – 0.8%
Activision Blizzard, Inc.,
1.35%, 9/15/30		108,000	104,367
2.50%, 9/15/50		75,000	67,562
Adobe, Inc., 2.30%, 2/01/30		360,000	385,961
Autodesk, Inc.,
3.50%, 6/15/27		226,000	254,405
2.85%, 1/15/30		3,000	3,298
Fidelity National Information Services, Inc.,
3.00%, 8/15/26		27,000	29,858
1.00%, 12/03/28	EUR	105,000	127,339
2.95%, 5/21/39		100,000	146,999
Fiserv, Inc.,
3.20%, 7/01/26		26,000	28,786
3.50%, 7/01/29		191,000	214,415
2.65%, 6/01/30		194,000	206,057
1.63%, 7/01/30	EUR	105,000	132,928

		Par(a)	Value

Software (Continued)
Microsoft Corp.,
2.40%, 8/08/26		$60,000	$65,103
3.30%, 2/06/27		900,000	1,022,460
4.20%, 11/03/35		66,000	86,135
3.45%, 8/08/36		40,000	48,108
3.70%, 8/08/46		144,000	176,966
2.53%, 6/01/50		45,000	45,862
Oracle Corp.,
3.85%, 7/15/36		170,000	198,408
3.80%, 11/15/37		151,000	174,444
3.60%, 4/01/40		28,000	31,233
5.37%, 7/15/40		43,000	59,245
4.50%, 7/08/44		87,000	106,758
4.12%, 5/15/45		284,000	333,492
salesforce.com, Inc.,
3.70%, 4/11/28		430,000	505,028
			4,555,217

Telecommunications – 1.6%
AT&T, Inc.,
3.80%, 2/15/27		469,000	527,597
2.30%, 6/01/27		224,000	233,296
1.65%, 2/01/28		430,000	426,248
4.30%, 2/15/30(b)		105,000	122,506
2.25%, 2/01/32		117,000	114,692
4.50%, 5/15/35		208,000	242,605
3.15%, 9/04/36	EUR	100,000	141,929
3.10%, 2/01/43		450,000	430,085
4.80%, 6/15/44		95,000	110,374
3.50%, 9/15/53(b)		173,000	165,393
3.55%, 9/15/55(b)		541,000	512,471
Corning, Inc.,
3.70%, 11/15/23		9,000	9,698
4.37%, 11/15/57		32,000	37,255
Level 3 Financing, Inc.,
5.25%, 3/15/26		33,000	34,069
4.62%, 9/15/27(b)		9,000	9,180
Motorola Solutions, Inc.,
4.60%, 5/23/29		140,000	164,584
2.30%, 11/15/30		24,000	23,869
5.50%, 9/01/44		105,000	123,719
Sprint Corp.,
7.62%, 2/15/25		65,000	76,700
7.62%, 3/01/26		66,000	80,320
T-Mobile USA, Inc.,
3.50%, 4/15/25(b)		461,000	505,076
3.75%, 4/15/27(b)		391,000	436,610
2.05%, 2/15/28(b)		30,000	30,450
3.88%, 4/15/30(b)		445,000	499,895
2.55%, 2/15/31(b)		148,000	150,827
2.25%, 11/15/31(b)		175,000	172,853

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Telecommunications (Continued)
T-Mobile USA, Inc.,
3.00%, 2/15/41(b)		$90,000	$87,287
3.30%, 2/15/51(b)		20,000	19,269
Verizon Communications, Inc.,
3.38%, 2/15/25		190,000	211,052
2.63%, 8/15/26		10,000	10,869
4.13%, 3/16/27		368,000	432,126
3.00%, 3/22/27		222,000	244,680
4.33%, 9/21/28		250,000	300,091
3.88%, 2/08/29		420,000	491,548
4.02%, 12/03/29		85,000	100,531
3.15%, 3/22/30		90,000	100,124
1.50%, 9/18/30		60,000	58,913
4.50%, 8/10/33		1,125,000	1,398,075
4.40%, 11/01/34		85,000	104,994
4.27%, 1/15/36		176,000	215,133
2.88%, 1/15/38	EUR	100,000	149,025
4.81%, 3/15/39		61,000	79,215
3.85%, 11/01/42		60,000	71,028
4.12%, 8/15/46		70,000	84,680
4.86%, 8/21/46		87,000	115,616
4.52%, 9/15/48		40,000	51,426
4.00%, 3/22/50		190,000	228,934
2.99%, 10/30/56(b)		53,741	54,433
			9,991,350

Toys/Games/Hobbies – 0.0%(i)
Hasbro, Inc., 2.60%, 11/19/22		175,000	181,375

Transportation – 0.6%
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		27,000	38,273
5.40%, 6/01/41		10,000	13,874
4.40%, 3/15/42		92,000	114,537
CSX Corp.,
4.25%, 3/15/29		159,000	189,814
6.15%, 5/01/37		5,000	7,085
4.75%, 5/30/42		44,000	55,634
4.30%, 3/01/48		33,000	40,432
4.75%, 11/15/48		76,000	99,571
FedEx Corp.,
3.90%, 2/01/35		54,000	62,949
3.88%, 8/01/42		14,000	15,479
4.10%, 4/15/43		32,000	36,324
4.55%, 4/01/46		31,000	37,560
5.25%, 5/15/50		83,000	111,707
Norfolk Southern Corp.,
2.90%, 6/15/26		193,000	212,233
2.55%, 11/01/29		5,000	5,367

	Par(a)	Value

Transportation (Continued)
Norfolk Southern Corp.,
3.40%, 11/01/49	$50,000	$55,025
4.05%, 8/15/52	53,000	64,199
Ryder System, Inc., 4.62%, 6/01/25	315,000	362,341
Union Pacific Corp.,
3.25%, 1/15/25	105,000	114,945
3.25%, 8/15/25	27,000	29,719
2.75%, 3/01/26	53,000	57,418
2.15%, 2/05/27	120,000	127,071
3.95%, 9/10/28	220,000	257,854
2.40%, 2/05/30	220,000	234,268
3.38%, 2/01/35	23,000	26,099
3.55%, 8/15/39	41,000	46,043
3.95%, 8/15/59	38,000	43,661
3.84%, 3/20/60	220,000	248,655
4.37%, 11/15/65	42,000	50,895
3.75%, 2/05/70	130,000	142,368
United Parcel Service, Inc.,
3.40%, 3/15/29	52,000	59,597
2.50%, 9/01/29	28,000	30,273
4.45%, 4/01/30	202,000	250,752
5.20%, 4/01/40	134,000	182,320
XPO Logistics, Inc.,
6.12%, 9/01/23(b)	18,000	18,225
6.75%, 8/15/24(b)	46,000	48,677
		3,491,244

Trucking & Leasing – 0.0%(i)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.25%, 1/17/23(b)	4,000	4,304
2.70%, 3/14/23(b)	10,000	10,438
2.70%, 11/01/24(b)	25,000	26,560
3.95%, 3/10/25(b)	30,000	33,452
4.00%, 7/15/25(b)	94,000	106,031
4.45%, 1/29/26(b)	10,000	11,383
3.40%, 11/15/26(b)	21,000	23,067
3.35%, 11/01/29(b)	20,000	21,347
		236,582

Total Corporate Bonds (Cost $158,945,350)		166,673,836

Foreign Issuer Bonds – 11.4%

Argentina – 0.0%(i)
YPF S.A., 7.00%, 12/15/47(b)	45,000	22,725

Australia – 0.2%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	20,000	27,743

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Australia (Continued)
FMG Resources (August 2006) Pty. Ltd.,
4.75%, 5/15/22(b)	$32,000	$32,745
5.12%, 3/15/23(b)	23,000	24,006
4.50%, 9/15/27(b)	5,000	5,355
Glencore Funding LLC,
4.12%, 3/12/24(b)	400,000	432,429
4.00%, 3/27/27(b)	380,000	413,886
3.88%, 10/27/27(b)	80,000	87,032
		1,023,196

Bahrain – 0.0%(i)
Bahrain Government International Bond, 7.38%, 5/14/30	200,000	221,849

Belgium – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26	80,000	89,858
4.70%, 2/01/36	447,000	549,213
Anheuser-Busch InBev Worldwide, Inc.,
4.15%, 1/23/25	200,000	226,852
4.00%, 4/13/28	160,000	184,302
4.75%, 1/23/29	809,000	979,719
3.50%, 6/01/30	300,000	339,646
4.90%, 1/23/31	242,000	303,828
4.35%, 6/01/40	130,000	153,097
4.95%, 1/15/42	26,000	31,630
5.55%, 1/23/49	220,000	296,679
4.50%, 6/01/50	230,000	271,696
		3,426,520

Brazil – 0.5%
Banco Votorantim S.A., 4.00%, 9/24/22(b)	200,000	204,500
Brazilian Government International Bond, 3.88%, 6/12/30	461,000	466,763
Embraer Netherlands Finance B.V., 5.40%, 2/01/27	13,000	12,364
Embraer Overseas Ltd., 5.70%, 9/16/23	19,000	19,319
Gol Finance S.A., 7.00%, 1/31/25(b)	102,000	75,482
Petrobras Global Finance B.V.,
5.09%, 1/15/30	40,000	41,889
5.60%, 1/03/31	86,000	92,824
7.25%, 3/17/44	40,000	46,543
6.90%, 3/19/49	47,000	53,187
6.75%, 6/03/50	15,000	16,460

	Par(a)	Value

Brazil (Continued)
Rumo Luxembourg S.a.r.l., 5.87%, 1/18/25(b)	$200,000	$209,252
Suzano Austria GmbH, 6.00%, 1/15/29	720,000	834,847
Vale Overseas Ltd.,
6.25%, 8/10/26	650,000	775,580
3.75%, 7/08/30	40,000	42,120
		2,891,130

Canada – 0.3%
1011778 B.C. ULC/New Red Finance, Inc.,
5.00%, 10/15/25(b)	58,000	59,473
3.88%, 1/15/28(b)	7,000	7,052
Air Canada Pass Through Trust,
Series 2015-2, Class B, 5.00%, 12/15/23(b)	11,280	9,307
Series 2017-1, Class AA, 3.30%, 1/15/30(b)	16,157	15,188
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)	223,000	247,675
Bank of Montreal, 1.85%, 5/01/25	210,000	219,024
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(j)	40,000	44,307
Bank of Nova Scotia (The), 1.30%, 6/11/25	120,000	122,258
Barrick North America Finance LLC, 5.75%, 5/01/43	190,000	273,377
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(b)	51,000	52,260
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	100,000	101,141
Enbridge, Inc., 2.90%, 7/15/22	36,000	37,290
Magna International, Inc., 2.45%, 6/15/30	32,000	33,601
Mattamy Group Corp., 5.25%, 12/15/27(b)	5,000	5,287
Royal Bank of Canada,
1.60%, 4/17/23	190,000	195,390
1.15%, 6/10/25	100,000	101,615
Suncor Energy, Inc.,
6.80%, 5/15/38	30,000	37,924
6.50%, 6/15/38	16,000	20,050
6.85%, 6/01/39	43,000	55,232
Teck Resources Ltd., 6.12%, 10/01/35	10,000	11,592

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Canada (Continued)
Toronto-Dominion Bank (The),
0.75%, 6/12/23		$210,000	$211,418
1.15%, 6/12/25		110,000	111,686
TransCanada PipeLines Ltd.,
4.63%, 3/01/34		42,000	48,526
5.85%, 3/15/36		22,000	28,603
			2,049,276

Chile – 0.3%
Chile Government International Bond,
2.45%, 1/31/31		200,000	207,750
3.86%, 6/21/47		270,000	313,697
Corp. Nacional del Cobre de Chile,
3.63%, 8/01/27(b)		330,000	360,125
3.70%, 1/30/50(b)		260,000	271,500
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26(b)		200,000	220,985
Kenbourne Invest S.A., 6.87%, 11/26/24(b)		200,000	208,750
			1,582,807

China – 0.2%
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		410,000	448,278
Sinopec Group Overseas Development 2014 Ltd., 4.37%, 4/10/24(b)		290,000	319,362
Tencent Holdings Ltd., 3.60%, 1/19/28(b)		220,000	240,499
			1,008,139

Colombia – 0.6%
Colombia Government International Bond,
3.88%, 4/25/27		615,000	665,123
4.50%, 3/15/29		300,000	336,642
3.13%, 4/15/31		258,000	264,837
5.00%, 6/15/45		610,000	712,480
5.20%, 5/15/49		460,000	552,906
Colombian TES,
6.25%, 11/26/25	COP	171,000,000	48,126
7.25%, 10/18/34	COP	479,200,000	133,216
Ecopetrol S.A.,
5.37%, 6/26/26		151,000	166,290
6.87%, 4/29/30		30,000	36,072
5.87%, 5/28/45		510,000	556,257
			3,471,949

	Par(a)	Value

Denmark – 0.3%
Danske Bank A/S,
5.00%, 1/12/22(b)	$400,000	$418,868
3.88%, 9/12/23(b)	400,000	430,042
(1Y US Treasury CMT + 1.03%), 1.17%, 12/08/23(b)(j)	200,000	200,296
5.37%, 1/12/24(b)	400,000	448,987
5.37%, 1/12/24	200,000	224,494
1.23%, 6/22/24(b)	200,000	201,997
		1,924,684

Dominican Republic – 0.1%
Dominican Republic International Bond,
4.50%, 1/30/30	343,000	345,576
4.88%, 9/23/32(b)	171,500	174,074
5.87%, 1/30/60	200,000	191,000
		710,650

Finland – 0.0%(i)
Nordea Bank Abp, 1.00%, 6/09/23(b)	210,000	212,850

France – 0.4%
BNP Paribas S.A.,
3.50%, 3/01/23(b)	293,000	311,453
(3M USD LIBOR + 2.24%), 4.70%, 1/10/25(b)(j)	200,000	220,837
(3M USD LIBOR + 1.11%), 2.82%, 11/19/25(b)(j)	214,000	226,401
(SOFR + 2.07%), 2.22%, 6/09/26(b)(j)	600,000	620,452
(SOFR + 1.51%), 3.05%, 1/13/31(b)(j)	200,000	211,975
BPCE S.A., 2.70%, 10/01/29(b)	250,000	266,039
Credit Agricole S.A., (SOFR + 1.68%), 1.91%, 6/16/26(b)(j)	250,000	256,092
Danone S.A., 2.95%, 11/02/26(b)	200,000	219,548
		2,332,797

Hungary – 0.0%(i)
Hungary Government International Bond, 5.38%, 3/25/24	122,000	139,847

India – 0.0%(i)
Export-Import Bank of India, 3.38%, 8/05/26(b)	200,000	210,868

Indonesia – 0.6%
Indonesia Government International Bond, 4.10%, 4/24/28	200,000	227,001

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Indonesia (Continued)
Indonesia Government International Bond,
2.85%, 2/14/30		$421,000	$442,617
3.85%, 10/15/30		200,000	227,898
4.35%, 1/11/48		850,000	982,443
3.70%, 10/30/49		330,000	350,994
Indonesia Treasury Bond,
7.00%, 5/15/27	IDR	1,238,000,000	87,698
7.00%, 9/15/30	IDR	547,000,000	38,542
6.50%, 2/15/31	IDR	2,970,000,000	201,980
6.63%, 5/15/33	IDR	357,000,000	23,520
7.50%, 6/15/35	IDR	1,047,000,000	73,881
8.37%, 4/15/39	IDR	1,676,000,000	124,373
7.37%, 5/15/48	IDR	1,091,000,000	74,613
Pertamina Persero PT, 6.00%, 5/03/42(b)		280,000	341,582
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)		480,000	562,200
			3,759,342

Israel – 0.1%
Israel Government International Bond,
2.75%, 7/03/30		200,000	218,600
4.50%, 4/03/20(m)		220,000	286,106
Leviathan Bond Ltd., 5.75%, 6/30/23(b)		44,000	45,065
			549,771

Italy – 0.4%
Intesa Sanpaolo S.p.A., 3.13%, 7/14/22(b)		840,000	864,813
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/01/41(b)	EUR	1,363,000	1,706,116
			2,570,929

Japan – 0.3%
Mitsubishi UFJ Financial Group, Inc.,
3.45%, 3/02/23		204,000	217,919
2.19%, 2/25/25		205,000	214,906
Mizuho Financial Group, Inc.,
(3M USD LIBOR + 0.98%), 2.84%, 7/16/25(j)		200,000	211,581
(3M USD LIBOR + 1.27%), 1.98%, 9/08/31(j)		200,000	197,693
Nissan Motor Co. Ltd., 4.81%, 9/17/30(b)		400,000	401,284
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25		400,000	422,246

		Par(a)	Value

Japan (Continued)
Takeda Pharmaceutical Co. Ltd.,
2.05%, 3/31/30		$200,000	$201,300
2.00%, 7/09/40	EUR	110,000	139,718
			2,006,647

Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44		200,000	266,515
KazMunayGas National Co. JSC, 6.37%, 10/24/48(b)		220,000	292,282
			558,797

Kuwait – 0.1%
Equate Petrochemical B.V., 4.25%, 11/03/26(b)		210,000	224,465
Kuwait International Government Bond, 3.50%, 3/20/27(b)		210,000	237,321
MEGlobal Canada ULC, 5.00%, 5/18/25(b)		200,000	217,690
			679,476

Luxembourg – 0.1%
ArcelorMittal S.A.,
3.60%, 7/16/24		110,000	114,498
4.55%, 3/11/26		360,000	387,569
			502,067

Macau – 0.1%
Sands China Ltd., 5.13%, 8/08/25		300,000	323,166

Malaysia – 0.0%(i)
Petronas Capital Ltd., 3.50%, 4/21/30(b)		200,000	222,560

Mexico – 0.7%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22		200,000	207,117
2.88%, 5/07/30		200,000	214,972
Comision Federal de Electricidad, 4.75%, 2/23/27(b)		200,000	218,000
Fomentico Economico Mexicano S.A.B. de C.V., 3.50%, 1/16/50		150,000	156,356
Industrias Penoles S.A.B.de C.V., 4.15%, 9/12/29(b)		200,000	219,000
Mexico Government International Bond, 4.15%, 3/28/27		467,000	520,126
3.25%, 4/16/30		445,000	459,810

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

Mexico (Continued)
Mexico Government International Bond,
4.75%, 3/08/44	$1,060,000	$1,171,311
4.50%, 1/31/50	220,000	237,327
Petroleos Mexicanos,
(3M USD LIBOR + 3.65%), 3.90%, 3/11/22(d)	31,000	30,457
4.25%, 1/15/25	14,000	13,031
5.62%, 1/23/46	640,000	472,800
6.35%, 2/12/48	106,000	80,957
6.95%, 1/28/60	209,000	163,438
		4,164,702

Morocco – 0.0%(i)
OCP S.A., 4.50%, 10/22/25(b)	200,000	211,475

Netherlands – 0.7%
Cooperatieve Rabobank U.A.,
4.62%, 12/01/23	250,000	277,929
4.37%, 8/04/25	440,000	497,777
(1Y US Treasury CMT + 1.00%), 1.34%, 6/24/26(b)(j)	250,000	251,721
ING Groep N.V., 4.10%, 10/02/23	400,000	439,136
(1Y US Treasury CMT + 1.10%), 1.40%, 7/01/26(b)(j)	200,000	201,576
NXP B.V./NXP Funding LLC, 4.62%, 6/01/23(b)	245,000	268,623
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25(b)	80,000	85,011
3.15%, 5/01/27(b)	7,000	7,578
4.30%, 6/18/29(b)	46,000	53,350
3.40%, 5/01/30(b)	251,000	275,670
Shell International Finance B.V.,
3.50%, 11/13/23	170,000	184,898
2.88%, 5/10/26	140,000	154,625
3.88%, 11/13/28	49,000	56,747
2.38%, 11/07/29	556,000	583,073
2.75%, 4/06/30	100,000	107,835
4.37%, 5/11/45	56,000	66,958
4.00%, 5/10/46	80,000	91,320
3.25%, 4/06/50	300,000	309,329
		3,913,156

Panama – 0.3%
Panama Government International Bond, 3.87%, 3/17/28	400,000	453,004

		Par(a)	Value

Panama (Continued)
Panama Government International Bond,
6.70%, 1/26/36		$580,000	$838,106
4.30%, 4/29/53		400,000	483,004
			1,774,114

Peru – 0.4%
Banco de Credito del Peru, (5Y US Treasury CMT + 3.00%), 3.13%, 7/01/30(b)(j)		45,000	45,495
Banco Internacional del Peru S.A.A. Interbank, 3.25%, 10/04/26(b)		33,000	34,774
Peru Government Bond,
5.94%, 2/12/29	PEN	205,000	67,709
6.95%, 8/12/31	PEN	205,000	70,014
6.15%, 8/12/32	PEN	205,000	65,400
Peruvian Government International Bond,
4.13%, 8/25/27		152,000	176,701
2.78%, 1/23/31		147,000	158,907
6.55%, 3/14/37		130,000	196,626
5.62%, 11/18/50		270,000	431,325
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)		500,000	545,100
Southern Copper Corp.,
5.25%, 11/08/42		600,000	762,142
			2,554,193

Philippines – 0.2%
Philippine Government International Bond,
4.20%, 1/21/24		400,000	443,766
3.00%, 2/01/28		200,000	219,330
3.75%, 1/14/29		200,000	231,506
			894,602

Poland – 0.1%
Republic of Poland Government International Bond, 4.00%, 1/22/24		500,000	556,170

Qatar – 0.2%
Qatar Government International Bond,
3.87%, 4/23/23(b)		200,000	214,500
3.75%, 4/16/30		200,000	232,629
4.82%, 3/14/49(b)		520,000	692,458
			1,139,587

Romania – 0.0%(i)
Romanian Government International Bond, 3.00%, 2/14/31(b)		122,000	126,333

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

		Par(a)	Value

Russia – 0.3%
Russian Federal Bond - OFZ,
7.75%, 9/16/26	RUB	$21,548,000	$301,888
8.15%, 2/03/27	RUB	7,757,000	110,664
6.00%, 10/06/27	RUB	4,390,000	55,995
6.90%, 5/23/29	RUB	9,054,000	121,182
8.50%, 9/17/31	RUB	9,560,000	141,413
Russian Foreign Bond - Eurobond,
4.38%, 3/21/29		400,000	457,263
5.62%, 4/04/42(b)		600,000	788,228
			1,976,633

Saudi Arabia – 0.1%
Saudi Government International Bond, 3.25%, 10/22/30		455,000	496,928

South Africa – 0.1%
Anglo American Capital PLC,
4.00%, 9/11/27(b)		400,000	442,350
5.63%, 4/01/30(b)		200,000	245,819
			688,169

Spain – 0.2%
Banco Santander S.A.,
2.75%, 5/28/25		400,000	421,705
4.38%, 4/12/28		200,000	227,491
3.30%, 6/27/29		200,000	218,175
Telefonica Emisiones S.A., 4.10%, 3/08/27		150,000	169,910
			1,037,281

Sweden – 0.0%(i)
Swedbank AB, 1.30%,
6/02/23(b)		200,000	203,569

Switzerland – 0.8%
Credit Suisse A.G.,
1.00%, 5/05/23		670,000	678,277
2.95%, 4/09/25		250,000	272,920
Credit Suisse Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(j)		250,000	262,044
(SOFR + 3.73%), 4.19%, 4/01/31(b)(j)		250,000	286,728
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22		435,000	459,972
Tyco Electronics Group S.A., 3.13%, 8/15/27		18,000	19,803
UBS A.G., 1.75%, 4/21/22(b)		200,000	203,589

	Par(a)	Value

Switzerland (Continued)
UBS Group A.G.,
(3M USD LIBOR + 0.95%), 2.86%, 8/15/23(b)(j)	$400,000	$414,428
(5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(j)(k)	200,000	215,250
4.12%, 9/24/25(b)	200,000	227,334
4.13%, 4/15/26(b)	200,000	229,334
4.25%, 3/23/28(b)	770,000	890,456
(3M USD LIBOR + 1.47%),
3.13%, 8/13/30(b)(j)	470,000	516,243
		4,676,378

Taiwan – 0.0%(i)
TSMC Global Ltd., 0.75%, 9/28/25(b)	200,000	198,431

Ukraine – 0.1%
Ukraine Government International Bond,
9.75%, 11/01/28	200,000	218,492
7.37%, 9/25/32	200,000	192,282
		410,774

United Arab Emirates – 0.4%
Abu Dhabi Government International Bond,
2.50%, 10/11/22(b)	610,000	631,188
3.13%, 9/30/49(b)	710,000	747,985
DP World PLC, 5.62%, 9/25/48(b)	500,000	570,625
MDGH - GMTN B.V., 2.88%, 11/07/29(b)	200,000	212,695
		2,162,493

United Kingdom – 1.3%
AstraZeneca PLC, 1.38%, 8/06/30	239,000	232,576
BAE Systems Holdings, Inc., 3.85%, 12/15/25(b)	195,000	220,206
BAE Systems PLC, 3.40%, 4/15/30(b)	234,000	260,296
Barclays Bank PLC, 1.70%, 5/12/22	200,000	203,754
Barclays PLC,
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(j)	200,000	234,260
(1Y US Treasury CMT + 1.90%), 2.65%, 6/24/31(j)	231,000	231,840
BAT Capital Corp.,
3.22%, 8/15/24	204,000	218,884
3.56%, 8/15/27	300,000	323,763
3.46%, 9/06/29	61,000	65,376

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par(a)	Value

United Kingdom (Continued)
BAT Capital Corp.,
4.54%, 8/15/47	$254,000	$267,345
5.28%, 4/02/50	55,000	64,223
BP Capital Markets PLC,
3.81%, 2/10/24	116,000	127,126
3.12%, 5/04/26	79,000	85,870
GlaxoSmithKline Capital, Inc., 3.88%, 5/15/28	26,000	30,563
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(j)	200,000	204,250
(3M USD LIBOR + 1.55%), 4.04%, 3/13/28(j)	235,000	262,479
(3M USD LIBOR + 1.53%), 4.58%, 6/19/29(j)	900,000	1,040,092
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(j)	550,000	616,860
Lloyds Banking Group PLC,
(3M USD LIBOR + 0.81%),
2.91%, 11/07/23(j)	270,000	280,840
3.75%, 1/11/27	200,000	221,718
4.38%, 3/22/28	290,000	336,417
Natwest Group PLC,
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(j)	400,000	438,104
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(j)	200,000	239,240
RELX Capital, Inc.,
3.50%, 3/16/23	197,000	209,742
4.00%, 3/18/29	225,000	260,915
3.00%, 5/22/30	124,000	133,940
Reynolds American, Inc.,
4.45%, 6/12/25	215,000	242,811
6.15%, 9/15/43	18,000	22,205
5.85%, 8/15/45	150,000	183,048
Santander UK Group Holdings PLC, (1Y US Treasury CMT + 1.25%),
1.53%, 8/21/26(j)	305,000	302,992
Vodafone Group PLC,
4.37%, 5/30/28	190,000	224,777
4.37%, 2/19/43	128,000	150,913
5.25%, 5/30/48	84,000	108,779
5.12%, 6/19/59	1,000	1,267
		8,047,471

Uruguay – 0.2%
Uruguay Government International Bond, 4.37%, 10/27/27	237,000	276,996

	Par(a)	Value

Uruguay (Continued)
Uruguay Government International Bond,
4.38%, 1/23/31	$313,500	$378,554
5.10%, 6/18/50	560,000	748,166
		1,403,716

Total Foreign Issuer Bonds (Cost $65,139,584)		69,038,217

Term Loans – 0.0%(d)(i)
Distribution/Wholesale – 0.0%(i)
KAR Auction Services, Inc.,
Tranche B-6 Term Loan,
(ICE LIBOR USD 1M +
2.25%), 2.44%, 9/19/26(b)	14,676	14,052

Total Term Loans (Cost $14,644)		14,052

	Par	Value

Mortgage-Backed Securities – 29.1%

Federal Home Loan Mortgage Corporation – 2.8%
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28	4,160,000	726,846
Multifamily Structured Pass Through Certificates,
Series K736, Class X1, 1.31%, 7/25/26(c)	1,999,315	124,150
Series K095, Class XAM, 1.24%, 6/25/29(c)	500,000	49,153
Series K099, Class X1, 0.89%, 9/25/29(c)	1,088,180	73,700
Series K-1517, Class X1, 1.33%, 7/25/35(c)	339,972	49,211
Pool,
#ZT1408, 2.00%, 10/01/32	163,146	169,141
#ZS8673, 3.00%, 10/01/32	52,334	54,837
#ZA2471, 3.00%, 9/01/37	16,533	17,320
#ZM1677, 3.00%, 9/01/46	1,016,796	1,115,734
#ZS4697, 3.00%, 1/01/47	58,428	61,374
#ZM2846, 3.50%, 3/01/47	50,086	53,124
#ZM5146, 4.00%, 12/01/47	270,229	289,420
#ZA5318, 3/01/48(e)	56,308	60,237
#ZS4774, 4.50%, 5/01/48	293,862	317,894
#ZA5454, 4.00%, 6/01/48	288,481	310,034

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Federal Home Loan Mortgage Corporation (Continued)
Pool,
#ZM6880, 4.50%, 6/01/48	$42,176	$45,651
#ZA5568, 4.50%, 7/01/48	76,069	82,250
#ZA5950, 4.50%, 11/01/48	907,092	979,790
#ZA5947, 4.50%, 11/01/48	714,671	772,374
#ZN2699, 4.50%, 1/01/49	893,908	966,080
#ZT1857, 4.50%, 3/01/49	1,675,607	1,892,858
#QA0639, 4.00%, 6/01/49	456,787	495,210
#RA1103, 3.00%, 7/01/49	154,059	164,125
#RA1084, 4.50%, 7/01/49	134,914	148,314
#RA1293, 3.00%, 9/01/49	257,004	278,643
#RA1341, 3.00%, 9/01/49	52,109	55,854
#SD8044, 3.00%, 2/01/50	99,991	104,379
#QA7238, 3.50%, 2/01/50	89,712	97,186
#RA2141, 4.00%, 2/01/50	78,572	84,476
#RA2362, 3.50%, 3/01/50	186,196	197,307
#RA2313, 3.50%, 3/01/50	452,695	482,174
#RA2358, 4.00%, 3/01/50	82,337	88,251
#RA2353, 4.50%, 3/01/50	91,412	98,729
#SD0291, 5.00%, 3/01/50	347,125	380,867
#QA8791, 3.50%, 4/01/50	94,862	102,766
#RA2389, 4.50%, 4/01/50	177,267	191,831
#SD8059, 4.50%, 4/01/50	349,162	379,005
#SD8062, 3.00%, 5/01/50	299,971	313,164
#RA2658, 3.50%, 5/01/50	95,385	103,332
#RA2608, 5/01/50(e)	81,802	88,696
#RA3175, 3.00%, 7/01/50	395,522	419,396
#SD8084, 3.00%, 8/01/50	1,430,880	1,499,316
#RA3282, 3.00%, 8/01/50	515,158	558,371

	Par	Value

Federal Home Loan Mortgage Corporation (Continued)
Pool,
#RA3313, 3.00%, 8/01/50	$135,383	$144,340
#RA3324, 3.00%, 8/01/50	181,325	194,430
#RA3388, 3.00%, 8/01/50	130,665	140,108
#RA3474, 3.00%, 9/01/50	1,489,385	1,579,286
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.53%, 6/25/28	2,500,000	259,250
Series 4940, Class PI, 4.00%, 7/25/49	85,593	8,307
Series 4999, Class QI, 4.00%, 5/25/50	92,841	11,943
Series 4995, Class BI, 4.50%, 6/25/50	86,599	12,129
Series 5010, Class IK, 2.50%, 9/25/50	99,196	11,761
Series 5010, Class JI, 2.50%, 9/25/50	298,141	40,561
Series 5013, Class IN, 2.50%, 9/25/50	99,621	14,444
Series 5014, Class DI, 4.00%, 9/25/50	94,403	12,154
Series 5029, Class GI, 2.00%, 10/25/50	99,785	9,534
Series 5018, Class MI, 2.00%, 10/25/50	199,364	25,400
		17,006,217

Federal Home Loan Mortgage Corporation Gold – 1.7%
Pool,
#Q41209, 3.50%, 6/01/46	53,389	58,382
#G61813, 3.00%, 7/01/46	403,632	440,985
#G61677, 4.50%, 4/01/47	114,050	126,931
#G60972, 4.50%, 5/01/47	43,141	48,281
#Q48752, 3.50%, 6/01/47	54,921	59,349
#G61047, 4.50%, 7/01/47	181,173	202,759
#G61079, 4.50%, 7/01/47	54,734	60,858
#G08779, 3.50%, 9/01/47	570,248	604,139
#G08791, 3.00%, 12/01/47	36,148	37,754
#Q53534, 3.00%, 1/01/48	27,065	28,274
#G61374, 4.50%, 4/01/48	165,190	181,405
#V84260, 3.50%, 6/01/48	246,015	263,623
#G67713, 4.00%, 6/01/48	1,604,843	1,764,230
#Q59918, 4.50%, 7/01/48	349,828	391,425
#Q57853, 4.50%, 8/01/48	135,450	151,035
#G67715, 4.50%, 8/01/48	255,768	281,956
#G61739, 3.00%, 9/01/48	377,850	412,572

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Federal Home Loan Mortgage Corporation Gold (Continued)
Pool,
#G61989, 3.50%, 4/01/49	$4,550,340	$5,090,373
#G67721, 4.50%, 4/01/49	200,792	221,323
		10,425,654
Federal National Mortgage Association – 10.4%
Alternative Credit Enhancement Securities,
Series 2019-M6, Class A2, 3.45%, 1/01/29	210,000	240,282
Series 2019-M5, Class A2, 3.27%, 2/25/29	100,000	114,073
Series 2019-M4, Class A2, 3.61%, 2/25/31	100,000	117,630
Series 2019-M23, Class 3A3, 2.72%, 10/25/31	99,978	105,988
Series 2020-M36, Class X1, 1.56%, 9/25/34(c)	599,191	64,943
Series 2019-M27, Class A2, 2.70%, 11/25/40	100,000	114,191
Series 2013-M6, Class 1AC, 3.45%, 2/25/43(c)	84,233	94,869
Pool,
#AL6613, 2.50%, 6/01/28	67,786	71,056
#AS0496, 3.00%, 9/01/28	25,116	26,690
#BL2454, 3.16%, 5/01/29	58,925	66,927
#AW1281, 3.00%, 7/01/29	9,751	10,335
#AW4229, 3.00%, 7/01/29	48,087	51,637
#BL3540, 2.79%, 8/01/29	300,000	333,860
#AX6435, 3.00%, 1/01/30	33,087	35,343
#BL5850, 2.26%, 4/01/30	198,047	212,351
#890696, 3.00%, 9/01/30	152,101	162,476
#BM5304, 3.00%, 9/01/32	47,640	51,729
#BH9243, 3.00%, 1/01/33	327,926	343,380
#BM4614, 3.00%, 3/01/33	57,515	61,820
#FM1680, 2.50%, 12/01/33	205,059	213,364
#CA3022, 3.50%, 1/01/34	154,864	170,191
#BM6019, 3.50%, 5/01/34	321,532	353,251
#CA6849, 3.00%, 8/01/35	140,046	149,955

	Par	Value

Federal National Mortgage Association (Continued)
Pool,
#CA6876, 3.00%, 8/01/35	$143,503	$154,278
#CA7253, 2.50%, 10/01/35	251,917	269,323
#CA7255, 2.50%, 10/01/35	253,241	269,248
#MA2832, 3.00%, 12/01/36	108,981	114,436
#FM2814, 3.00%, 3/01/38	136,026	143,537
#FM4266, 3.00%, 4/01/38	59,538	62,975
#FM3881, 3.00%, 6/01/38	97,041	101,415
#BM1948, 6.00%, 7/01/41	54,065	65,499
#AK6740, 4.00%, 3/01/42	1,393,621	1,566,508
#AL3311, 3.50%, 3/01/43	2,172,515	2,431,295
#BM4751, 3.50%, 3/01/43	137,578	149,350
#AU6873, 4.50%, 11/01/43	130,793	152,279
#AL5597, 4.50%, 6/01/44	222,396	248,920
#AS2947, 4.00%, 7/01/44	651,794	719,993
#AY6181, 3.50%, 4/01/45	68,253	72,885
#AS5480, 4.50%, 7/01/45	68,193	77,322
#AL9475, 4.50%, 11/01/45	85,185	95,335
#AS7313, 3.50%, 6/01/46	545,110	595,934
#AS7488, 3.00%, 7/01/46	1,001,433	1,109,851
#BM1922, 4.50%, 7/01/46	176,072	204,713
#AS7726, 3.00%, 8/01/46	685,931	752,675
#BC1509, 3.00%, 8/01/46	125,126	134,047
#AS7844, 3.00%, 9/01/46	172,550	184,870
#BC2817, 3.00%, 9/01/46	237,840	253,303
#AL9397, 3.00%, 10/01/46	186,532	199,911
#AL9546, 3.50%, 11/01/46	140,667	152,503
#BM4897, 3.50%, 12/01/46	142,736	153,686
#BM4226, 3.00%, 1/01/47	2,188,065	2,409,352
#BM5520, 3.50%, 2/01/47	728,569	773,032

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Federal National Mortgage Association (Continued)
Pool,
#BM4696, 3.00%, 3/01/47	$1,096,369	$1,177,287
#FM1349, 3.50%, 3/01/47	457,202	499,633
#AS9453, 4.00%, 4/01/47	831,834	906,424
#FM3347, 3.50%, 5/01/47	345,633	369,821
#MA3088, 4.00%, 8/01/47	383,478	411,889
#CA0148, 4.50%, 8/01/47	76,463	82,673
#890843, 3.00%, 9/01/47	72,344	78,366
#MA3149, 4.00%, 10/01/47	138,034	148,020
#BE2735, 4.50%, 10/01/47	16,484	18,444
#BH5764, 4.50%, 11/01/47	62,929	69,955
#BM3208, 4.50%, 11/01/47	99,433	110,065
#CA0717, 4.50%, 11/01/47	210,262	227,386
#MA3210, 3.50%, 12/01/47	809,085	857,492
#CA0858, 3.50%, 12/01/47	19,520	20,671
#FM1002, 3.50%, 1/01/48	995,036	1,077,434
#CA1021, 4.50%, 1/01/48	149,360	166,035
#BM5526, 3.50%, 2/01/48	181,672	192,439
#BM5073, 3.00%, 4/01/48	981,120	1,055,345
#FM3753, 3.50%, 4/01/48	180,075	194,774
#CA1565, 4/01/48(e)	59,641	64,699
#BJ9172, 4.50%, 5/01/48	300,863	333,661
#BM5896, 4.50%, 5/01/48	157,258	176,439
#BJ2763, 4.50%, 5/01/48	294,353	319,887
#CA1909, 6/01/48(e)	45,400	49,117
#BJ9257, 4.50%, 6/01/48	63,477	70,352
#CA1907, 4.50%, 6/01/48	323,495	349,840
#BK0922, 7/01/48(e)	153,222	165,722
#CA2055, 4.50%, 7/01/48	40,386	43,612
#CA2047, 4.50%, 7/01/48	181,233	200,992
#CA2057, 4.50%, 7/01/48	194,610	210,213

	Par	Value

Federal National Mortgage Association (Continued)
Pool,
#FM3469, 3.50%, 8/01/48	$333,657	$356,499
#BN0691, 4.50%, 8/01/48	60,878	66,854
#BM4351, 4.50%, 8/01/48	112,641	126,008
#CA2207, 4.50%, 8/01/48	35,921	38,811
#CA2199, 4.50%, 8/01/48	232,880	255,541
#CA2205, 4.50%, 8/01/48	1,004,739	1,086,376
#CA2209, 4.50%, 8/01/48	678,263	733,246
#BK6566, 4.50%, 8/01/48	400,000	432,406
#MA3448, 5.00%, 8/01/48	300,000	329,486
#CA2251, 5.00%, 8/01/48	39,813	43,753
#BK4814, 4.50%, 9/01/48	47,729	51,588
#CA2471, 4.00%, 10/01/48	1,677,102	1,800,159
#BK7603, 4.50%, 10/01/48	60,197	65,725
#CA2482, 4.50%, 10/01/48	245,946	271,988
#CA2489, 4.50%, 10/01/48	121,077	130,896
#FM3141, 3.50%, 11/01/48	403,510	429,258
#FM3773, 3.50%, 11/01/48	478,726	511,185
#FM3158, 4.00%, 11/01/48	84,209	92,009
#BN1628, 4.50%, 11/01/48	819,959	886,178
#BN1623, 4.50%, 11/01/48	228,077	252,777
#CA2729, 4.50%, 11/01/48	879,219	950,191
#CA2588, 4.50%, 11/01/48	3,012	3,255
#MA3527, 5.00%, 11/01/48	250,208	274,971
#CA2855, 4.50%, 12/01/48	39,965	43,191
#CA2803, 4.50%, 12/01/48	1,423	1,538
#CA2805, 4.50%, 12/01/48	19,911	21,513
#BN0302, 4.50%, 12/01/48	321,663	351,204
#FM1518, 4.50%, 12/01/48	189,846	205,348

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Federal National Mortgage Association (Continued)
Pool,
#BN0341, 5.00%, 12/01/48	$233,079	$255,764
#BM5317, 4.50%, 1/01/49	110,036	120,138
#FM1977, 4.50%, 1/01/49	75,174	81,236
#BN3960, 4.50%, 1/01/49	929,627	1,004,683
#CA2963, 4.50%, 1/01/49	691,014	747,004
#BM5862, 4.50%, 2/01/49	321,768	358,705
#CA3094, 4.50%, 2/01/49	600,617	698,161
#BM5629, 4.50%, 2/01/49	60,040	65,939
#FM2214, 4.50%, 4/01/49	577,571	623,964
#BN6625, 3.50%, 5/01/49	682,067	763,692
#CA3516, 4.50%, 5/01/49	533,290	619,904
#FM1637, 4.50%, 5/01/49	256,022	281,174
#FM1991, 4.50%, 5/01/49	15,926	17,216
#CA3645, 3.50%, 6/01/49	1,384,667	1,546,153
#BN6688, 4.00%, 6/01/49	347,861	386,263
#BO0968, 4.00%, 6/01/49	69,395	74,170
#CA3809, 3.00%, 7/01/49	154,059	164,654
#FM1263, 4.50%, 7/01/49	59,403	64,513
#FM1241, 3.50%, 8/01/49	73,513	79,378
#CA4033, 4.50%, 8/01/49	136,599	148,794
#FM1468, 5.00%, 8/01/49	556,835	611,312
#CA4133, 3.00%, 9/01/49	258,352	279,831
#BN7753, 3.00%, 9/01/49	458,084	489,600
#FM3572, 4.50%, 9/01/49	673,049	748,031
#FM1539, 9/01/49(e)	55,632	60,114
#FM1727, 5.00%, 9/01/49	487,410	548,531
#BO2252, 3.50%, 10/01/49	88,055	95,382
#FM3002, 4.50%, 11/01/49	78,477	85,678

	Par	Value

Federal National Mortgage Association (Continued)
Pool,
#CA4823, 4.00%, 12/01/49	$156,729	$167,473
#CA4819, 4.00%, 12/01/49	175,447	191,856
#FM3155, 5.00%, 12/01/49	76,466	83,873
#BO8932, 3.00%, 1/01/50	79,367	84,440
#CA4979, 3.00%, 1/01/50	553,045	577,953
#FM2378, 4.50%, 1/01/50	136,024	147,724
#CA5225, 3.00%, 2/01/50	742,759	804,944
#FM2333, 3.50%, 2/01/50	255,304	271,928
#FM0062, 2/01/50(e)	563,210	603,769
#BO7302, 4.50%, 2/01/50	285,229	309,609
#BO7625, 3.00%, 3/01/50	186,064	196,697
#CA5364, 4.00%, 3/01/50	459,062	501,992
#FM2745, 4.50%, 3/01/50	83,585	90,965
#CA5379, 4.50%, 3/01/50	370,917	412,246
#FM3957, 5.00%, 3/01/50	192,632	211,687
#CA5522, 4.00%, 4/01/50	634,739	694,100
#FM3948, 4.00%, 4/01/50	653,904	715,062
#BP2389, 4.50%, 4/01/50	99,277	107,284
#FM2934, 3.00%, 5/01/50	35,498	38,440
#FM2965, 3.00%, 5/01/50	48,500	52,568
#CA6000, 3.00%, 6/01/50	194,553	208,020
#CA6053, 3.00%, 6/01/50	278,398	297,668
#BP9421, 3.00%, 7/01/50	99,468	105,472
#BP7009, 3.00%, 8/01/50	99,452	105,396
#CA6606, 3.00%, 8/01/50	625,138	686,166
#CA6607, 3.00%, 8/01/50	370,448	404,915
#CA6608, 3.00%, 8/01/50	279,581	303,034
#CA6609, 3.00%, 8/01/50	369,443	396,144
#MA4097, 3.00%, 8/01/50	2,838,683	2,979,642

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Federal National Mortgage Association (Continued)
Pool,
#BQ1402, 3.00%, 8/01/50	$95,134	$100,876
#CA6734, 3.00%, 8/01/50	589,672	632,291
#FM4281, 3.50%, 8/01/50	1,181,538	1,279,977
#MA4121, 3.00%, 9/01/50	405,594	425,120
#CA7070, 4.00%, 9/01/50	76,148	84,556
#CA7073, 4.00%, 9/01/50	35,305	38,278
#CA7227, 2.50%, 10/01/50	313,726	337,061
#CA7241, 2.50%, 10/01/50	355,497	376,938
#CA7619, 11/01/50(e)	335,084	357,664
#CA7620, 11/01/50(e)	367,986	389,511
Real Estate Mortgage Investment Conduits,
Series 2020-47, Class GZ, 2.00%, 7/25/50	100,668	99,620
Series 2020-56, Class DI, 2.50%, 8/25/50	197,557	27,535
Series 2020-73, Class AI, 2.00%, 10/25/50	99,700	10,637
		63,176,572

Government National Mortgage Association – 3.1%
Pool TBA,
11/01/50(e)	9,975,000	10,493,843
12/01/50(e)	5,300,000	5,545,548
Series 2013-107, Class AD, 2.69%, 11/16/47(c)	173,945	183,486
Series 2014-17, Class AM, 2.60%, 6/16/48(c)	50,599	53,043
Series 2014-H20, Class FA, (1M USD LIBOR + 0.43%, 0.43% Floor), 0.59%, 10/20/64(d)	256,325	256,479
Series 2019-123, Class A, 3.00%, 10/20/49	67,882	69,884
Series 2020-123, Class IL, 2.50%, 8/20/50	99,628	13,890
Series 2020-123, Class NI, 2.50%, 8/20/50	199,237	28,220
Series 2020-127, Class IN, 2.50%, 8/20/50	99,626	13,404
Series 2020-129, Class IE, 2.50%, 9/20/50	99,463	13,606
Series 2020-144, Class IO, 2.50%, 9/20/50	199,611	22,957
Series 2020-151, Class MI, 2.50%, 10/20/50	600,000	72,573

	Par	Value

Government National Mortgage Association (Continued)
Series 2020-160, Class IH, 2.50%, 10/20/50	$100,000	$13,766
Series 2020-160, Class YI, 2.50%, 10/20/50	300,000	42,187
Series 2020-47, Class MI, 3.50%, 4/20/50	389,273	65,988
Series 2020-47, Class NI, 3.50%, 4/20/50	97,297	16,821
Series 2020-H04, Class FP, (1M USD LIBOR + 0.50%, 0.50% Floor), 0.66%, 6/20/69(d)	280,791	281,858
Series 2020-H09, Class FL, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.30%, 5/20/70(d)	199,944	209,650
Series 2020-H13, Class FA, (1M USD LIBOR + 0.45%, 0.45% Floor, 7.50% Cap), 0.60%, 7/20/70(d)	996,365	996,365
Series 2020-H13, Class FM, (1M USD LIBOR + 0.40%, 0.40% Floor, 11.00% Cap), 0.55%, 8/20/70(d)	290,625	290,625
		18,684,193

Government National Mortgage Association I – 0.1%
Pool,
#AB2892, 3.00%, 9/15/42	203,027	211,591
#AB9108, 3.00%, 10/15/42	132,560	138,072
#784571, 3.50%, 6/15/48	129,929	139,093
#BS8439, 3.50%, 5/15/50	99,256	105,819
		594,575

Government National Mortgage Association II – 3.5%
Pool,
#MA2677, 3.00%, 3/20/45	441,126	467,773
#MA2678, 3.50%, 3/20/45	24,839	26,576
#MA2753, 3.00%, 4/20/45	1,201,682	1,276,587
#MA2754, 3.50%, 4/20/45	17,361	18,576
#MA3173, 3.50%, 10/20/45	18,117	19,434
#MA3310, 3.50%, 12/20/45	90,458	96,966
#MA3376, 3.50%, 1/20/46	18,470	19,795
#MA3596, 3.00%, 4/20/46	77,339	81,621

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Government National Mortgage Association II (Continued)
Pool,
#MA3663, 3.50%, 5/20/46	$720,221	$771,170
#MA3736, 3.50%, 6/20/46	951,582	1,029,110
#MA3802, 3.00%, 7/20/46	16,620	17,539
#MA3873, 3.00%, 8/20/46	8,294	8,754
#MA3937, 3.50%, 9/20/46	85,065	91,306
#MA4003, 3.00%, 10/20/46	24,098	25,496
#MA4068, 3.00%, 11/20/46	166,636	175,869
#MA4126, 3.00%, 12/20/46	295,083	311,384
#MA4195, 3.00%, 1/20/47	84,344	89,026
#MA4261, 3.00%, 2/20/47	51,002	53,651
#MA4384, 4.50%, 4/20/47	341,076	372,915
#MA4451, 3.50%, 5/20/47	895,164	952,633
#MA4511, 4.00%, 6/20/47	511,196	552,355
#784577, 4.00%, 7/20/47	1,020,778	1,097,278
#MA4837, 3.50%, 11/20/47	632,722	674,314
#MA4838, 4.00%, 11/20/47	368,621	398,213
#MA4899, 3.00%, 12/20/47	118,217	124,541
#MA4900, 3.50%, 12/20/47	133,392	142,194
#MA4901, 4.00%, 12/20/47	157,302	170,420
#MA5019, 3.50%, 2/20/48	317,468	338,225
#MA5020, 4.00%, 2/20/48	90,983	98,136
#MA5078, 4.00%, 3/20/48	469,090	504,857
#784674, 3.50%, 4/20/48	150,292	164,365
#MA5137, 4.00%, 4/20/48	79,793	85,742
#MA5193, 4.50%, 5/20/48	329,599	357,058
#MA5265, 4.50%, 6/20/48	207,353	224,288
#MA5331, 4.50%, 7/20/48	110,515	119,951
#MA5467, 4.50%, 9/20/48	260,830	282,387

	Par	Value

Government National Mortgage Association II (Continued)
Pool,
#MA5529, 4.50%, 10/20/48	$231,962	$251,092
#MA5530, 5.00%, 10/20/48	327,409	357,531
#MA5596, 4.50%, 11/20/48	931,836	1,011,615
#MA5652, 4.50%, 12/20/48	68,484	73,942
#MA5711, 4.50%, 1/20/49	497,549	535,302
#MA5712, 5.00%, 1/20/49	512,585	556,470
#MA5762, 3.50%, 2/20/49	135,781	143,721
#MA5877, 4.50%, 4/20/49	91,768	99,614
#BM7486, 3.50%, 7/20/49	470,275	496,640
#784825, 3.50%, 10/20/49	113,283	116,831
#BM9743, 4.00%, 11/20/49	387,595	419,701
#784905, 3.00%, 1/20/50	97,427	101,809
#BM7534, 3.50%, 2/20/50	97,885	103,884
#BS1742, 4.00%, 2/20/50	97,302	105,601
#MA6477, 4.50%, 2/20/50	174,408	186,953
#MA6544, 4.50%, 3/20/50	226,089	242,068
#BS8420, 4.00%, 4/20/50	197,432	214,476
#MA6602, 4.50%, 4/20/50	189,401	203,320
#MA6658, 4.00%, 5/20/50	26,141	27,888
#MA6766, 3.00%, 7/20/50	3,228,534	3,395,819
#MA6820, 3.00%, 8/20/50	522,376	549,746
#MA6823, 4.50%, 8/20/50	25,673	27,708
#MA6866, 3.00%, 9/20/50	597,753	626,104
#MA6932, 3.00%, 10/20/50	400,000	422,813
		21,511,153

Uniform Mortgage-Backed Securities – 7.5%
Pool TBA, 11/01/35(e)	9,801,600	10,174,699

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Uniform Mortgage-Backed Securities (Continued)
Pool TBA,
11/01/50(e)	$16,141,000	$16,872,830
12/01/50(e)	17,493,000	18,389,988
		45,437,517

Total Mortgage-Backed Securities (Cost $173,304,509)		176,835,881
Municipal Bonds – 0.4%

California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	80,000	139,199
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	252,444
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	35,000	56,828
7.55%, 4/01/39	20,000	34,358
Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	74,797
Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	115,000	166,692
San Jose Redevelopment Agency Successor Agency Senior Tax Allocation Taxable Refunding Bonds, Series A-T, 3.17%, 8/01/26	30,000	32,659
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(n)	15,000	19,896
		776,873

Florida – 0.0%(i)
Broward County Airport System Taxable Revenue Refunding Bonds, Series C, 2.91%, 10/01/32	20,000	19,954

Georgia – 0.0%(i)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	21,000	30,260

	Par	Value

Hawaii – 0.0%(i)
Hawaii Taxable GO Unlimited Bonds, Series FZ, 1.70%, 8/01/32	$5,000	$4,874

Illinois – 0.1%
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	200,000	200,296

Missouri – 0.0%(i)
Missouri State Health & Educational Facilities Authority Educational Facilities Taxable Revenue Refunding Bonds, The Washington University, 3.23%, 5/15/50	100,000	110,213

New Jersey – 0.0%(i)
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds, 5.75%, 12/15/28	20,000	22,586
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.42%, 1/01/40	35,000	57,354
Rutgers State University Taxable Revenue Refunding Bonds, Series S, 2.68%, 5/01/46	60,000	54,696
		134,636

New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	25,000	27,483
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	15,000	23,183
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	15,000	23,214

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

New York (Continued)
New York City Transitional Finance Authority Taxable Future Tax Secured Revenue Bonds, 3.35%, 11/01/30	$85,000	$92,419
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	40,902
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	20,000	27,512
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	30,000	39,123
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	77,395
		351,231

Ohio – 0.0%(i)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	40,000	72,342

Texas – 0.0%(i)
San Antonio Electric & Gas Revenue Bonds, Junior Lien, Build America Bonds, 5.81%, 2/01/41	40,000	58,185
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.51%, 4/01/39	60,000	87,742
		145,927

Washington – 0.1%
Seattle Municipal Light & Power Improvement Revenue Bonds, 5.00%, 4/01/44	275,000	344,008
Total Municipal Bonds (Cost $2,042,330)		2,190,614
U.S. Government Obligations – 14.5%

U.S. Treasury Bonds – 4.4%
4.25%, 5/15/39	51,000	76,289
4.50%, 8/15/39	51,000	78,630
4.37%, 11/15/39	51,000	77,681

	Par	Value

U.S. Treasury Bonds (Continued)
4.62%, 2/15/40	$370,000	$580,741
3.87%, 8/15/40	370,000	533,465
4.25%, 11/15/40	370,000	559,697
3.13%, 2/15/43	198,000	261,051
2.88%, 5/15/43	198,000	251,514
3.62%, 8/15/43	198,000	280,967
3.75%, 11/15/43	198,000	286,334
2.50%, 2/15/45	1,325,000	1,584,772
2.88%, 11/15/46(o)	193,000	247,500
2.75%, 11/15/47	1,325,000	1,667,740
3.00%, 2/15/48(o)	1,518,000	1,998,305
2.25%, 8/15/49(o)	1,070,000	1,227,616
2.38%, 11/15/49	477,000	561,705
2.00%, 2/15/50	5,591,000	6,086,328
1.25%, 5/15/50(o)	8,760,000	7,957,912
1.38%, 8/15/50	2,871,000	2,694,254
		27,012,501

U.S. Treasury Inflation-Indexed Bonds – 3.2%
0.63%, 4/15/23	8,167,000	8,886,876
2.12%, 2/15/40	430,000	780,525
2.12%, 2/15/41	220,000	398,984
1.38%, 2/15/44	940,000	1,465,564
0.75%, 2/15/45	590,000	812,422
1.00%, 2/15/46	500,000	724,377
1.00%, 2/15/48	580,000	823,275
1.00%, 2/15/49	2,550,000	3,584,603
0.25%, 2/15/50	1,698,900	1,971,505
		19,448,131

U.S. Treasury Notes – 6.9%
1.50%, 1/31/22	764,000	776,893
1.75%, 4/30/22(o)	727,000	744,380
1.75%, 7/15/22	1,857,000	1,907,415
1.50%, 9/15/22	75,000	76,881
1.38%, 10/15/22	84,000	85,992
2.12%, 12/31/22(o)	392,000	408,599
0.50%, 3/15/23	1,857,000	1,871,363
0.25%, 4/15/23	1,857,000	1,860,554
2.75%, 5/31/23	392,000	417,863
2.12%, 7/31/24(o)	392,000	419,164
1.75%, 7/31/24	662,000	698,513
1.50%, 9/30/24	384,000	402,195
1.50%, 10/31/24(o)	1,651,000	1,730,325
2.25%, 11/15/24	1,540,000	1,660,734
1.75%, 12/31/24(o)	2,538,000	2,689,685
2.00%, 2/15/25	487,000	521,851
0.50%, 3/31/25	1,540,000	1,551,610
0.38%, 4/30/25	3,191,000	3,196,609
2.12%, 5/15/25	420,000	453,698
0.25%, 5/31/25	11,430,000	11,383,119
0.25%, 9/30/25	30,000	29,817

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

U.S. Treasury Notes (Continued)
1.50%, 8/15/26	$558,000	$590,020
0.63%, 3/31/27	621,000	623,159
0.50%, 4/30/27	621,000	617,895
2.37%, 5/15/27	614,000	684,922
0.50%, 5/31/27	1,235,000	1,228,005
2.25%, 8/15/27	1,006,000	1,116,306
0.38%, 9/30/27	2,110,000	2,074,394
2.87%, 8/15/28(o)	122,000	142,092
3.12%, 11/15/28(o)	122,000	144,927
1.63%, 8/15/29	890,000	954,351
1.75%, 11/15/29	453,000	490,974
1.50%, 2/15/30	321,000	340,762
0.63%, 8/15/30(o)	50,000	48,906
		41,943,973
Total U.S. Government Obligations (Cost $88,428,913)		88,404,605

	Number of Shares	Value

Investment Companies – 11.7%
BlackRock Allocation Target Shares - BATS, Series A	3,135,536	31,010,449
iShares iBoxx $ Investment Grade Corporate Bond ETF	58,493	7,822,269
Schwab U.S. TIPS ETF	247,213	15,092,353
Vanguard Intermediate-Term Corporate Bond ETF	87,500	8,352,750
Vanguard Long-Term Treasury ETF	92,028	8,856,775
Total Investment Companies (Cost $70,444,471)		71,134,596

	Par	Value

Short-Term Investments – 5.7%

Borrowed Bond Agreements – 0.5%
BofA Securities, Inc., 0.03%, Open (Purchased on 10/30/20 to be repurchased at $1,332,131, collateralized by U.S. Treasury Bonds, 1.25%, due 5/15/50, par and fair value of $1,446,000 and $1,332,128, respectively)(p)	1,332,127	1,332,127

	Par	Value

Borrowed Bond Agreements (Continued)
BofA Securities, Inc., 0.06%, Open (Purchased on 10/30/20 to be repurchased at $1,580,967, collateralized by U.S. Treasury Notes, 0.63%, due 5/15/30, par and fair value of $1,603,000 and $1,580,959, respectively)(p)	$1,580,959	$1,580,959
BofA Securities, Inc., 0.06%, Open (Purchased on 10/30/20 to be repurchased at $251,521, collateralized by U.S. Treasury Notes, 0.63%, due 8/15/30, par and fair value of $256,000 and $251,520, respectively)(p)	251,520	251,520
		3,164,606

Corporate Bonds – 0.3%
Bank of New York Mellon (The) Corp., (3M USD LIBOR + 3.42%), 3.65%, 12/20/20(d)(k)	105,000	103,824
Capital One Financial Corp., 4.75%, 7/15/21	22,000	22,681
Cigna Corp., 3.40%, 9/17/21	20,000	20,532
Citizens Financial Group, Inc., 2.38%, 7/28/21	10,000	10,128
CNH Industrial Capital LLC, 4.37%, 11/06/20	200,000	200,000
CVS Health Corp., 3.35%, 3/09/21	75,000	75,779
Elanco Animal Health, Inc., 4.91%, 8/27/21	17,000	17,383
Evernorth Health, Inc., 2.60%, 11/30/20	45,000	45,076
Ford Motor Credit Co. LLC, 3.34%, 3/18/21	245,000	245,000
General Motors Financial Co., Inc., 2.45%, 11/06/20	235,000	235,015
Huntington National Bank (The), 3.25%, 5/14/21	250,000	253,359
Lennar Corp., 4.75%, 4/01/21	17,000	17,149
Navient Corp., 5.87%, 3/25/21	23,000	23,230
6.62%, 7/26/21	27,000	27,540

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Par	Value

Corporate Bonds (Continued)
NBCUniversal Enterprise, Inc., 5.25%, 3/19/21(b)(k)	$430,000	$435,375
Southern California Edison Co., 2.90%, 3/01/21	30,000	30,234
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(b)	50,000	50,468
State Street Corp., (3M USD LIBOR + 3.60%), 3.85%, 12/15/20(d)(k)	80,000	79,696
Time Warner Cable LLC, 4.13%, 2/15/21	113,000	113,234
		2,005,703

Foreign Issuer Bonds – 0.1%
Royal Bank of Canada, 3.20%, 4/30/21	220,000	223,185
Santander UK Group Holdings PLC, 3.12%, 1/08/21	50,000	50,237
Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	70,000	70,859
Toronto-Dominion Bank (The), 3.25%, 6/11/21	220,000	224,073
		568,354

Money Market Fund – 3.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.00%(q)	19,199,746	19,199,746
U.S. Government Obligations – 0.2%
U.S. Treasury Notes, 1.13%, 7/31/21	860,000	866,316
1.75%, 7/31/21(o)	461,000	466,546
		1,332,862

U.S. Treasury Bills – 1.4%
U.S. Treasury Bill, 0.10%, 12/03/20(h)	90,000	89,993
0.10%, 12/08/20(h)	570,000	569,950
0.09%, 2/18/21(h)	1,360,000	1,359,605
0.10%, 3/18/21(h)	1,370,000	1,369,508
0.11%, 4/29/21(h)	4,230,000	4,227,752
United States Cash Management Bill, 0.10%, 1/05/21(h)	600,000	599,904
		8,216,712
Total Short-Term Investments (Cost $34,485,285)		34,487,983

	Number of Contracts	Notional Amount		Value

Purchased Options – 0.1%
Call Options - Exchange Traded – 0.0%(i)
10-Year U.S. Treasury Note Future Expiring 12/20, Strike Price $138.50, Expires 11/20/20	5	$691,094		$2,656
U.S. Treasury Long Bond Future Expiring 12/20, Strike Price $173.00, Expires 11/20/20	6	1,034,813		11,532
				14,188
Call Options - Over the Counter – 0.0%(i)
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 6.90, Expires 11/25/20, Counterparty: Standard Chartered Bank	2	14,000		1,665
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 6.99, Expires 11/25/20, Counterparty: Bank of America	2	14,000		1,588
Mexican Peso vs. U.S. Dollar, Strike Price MXN 21.30, Expires 11/02/20, Counterparty: Morgan Stanley	1	1,380,000		—	*
South African Rand vs. U.S. Dollar, Strike Price ZAR 16.58, Expires 11/02/20, Counterparty: BNP Paribas	1	646,000		—	*
South African Rand vs. U.S. Dollar, Strike Price ZAR 17.03, Expires 11/02/20, Counterparty: Bank of America	1	734,000		6
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,180.00, Expires 1/11/21, Counterparty: JPMorgan Chase	4	294,000		1,542
Swiss Franc vs. Euro, Strike Price CHF 1.10, Expires 1/12/21, Counterparty: UBS	1	1,870,000	(r)	2,158
Taiwan New Dollar vs. U.S. Dollar, Strike Price TWD 30.00, Expires 11/03/20, Counterparty: JPMorgan Chase	1	183,000		—	*
Turkish Lira vs. U.S. Dollar, Strike Price TRY 7.70, Expires 11/06/20, Counterparty: Citibank	1	94,000		7,891
U.S. Dollar vs. Australian Dollar, Strike Price $0.72, Expires 11/25/20, Counterparty: Barclays Bank PLC	1	165,000	(s)	582

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Number of Contracts	Notional Amount		Value

Call Options - Over the Counter (Continued)
U.S. Dollar vs. Australian Dollar, Strike Price $0.72, Expires 11/30/20, Counterparty: Bank of America	2	$334,000	(s)	$1,520
U.S. Dollar vs. Australian Dollar, Strike Price $0.75, Expires 1/12/21, Counterparty: BNP Paribas	1	3,100,000	(s)	4,559
				21,511

Put Options - Exchange Traded – 0.1%
2-Year Mid Curve Future Expiring 12/20, Strike Price $996.25, Expires 12/11/20	837	208,549,012		68,006
3-Year Mid Curve Future Expiring 6/21, Strike Price $992.50, Expires 6/11/21	592	147,704,000		192,400
				260,406

Put Options - Over the Counter – 0.0%(i)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.25, Expires 2/11/21, Counterparty: Morgan Stanley	1	733,000		5,666
British Pound vs. Euro, Strike Price GBP 0.89, Expires 11/19/20, Counterparty: Citibank	1	1,890,000	(r)	10,782
British Pound vs. Euro, Strike Price GBP 0.89, Expires 11/25/20, Counterparty: Bank of America	1	1,820,000	(r)	10,398
British Pound vs. Euro, Strike Price GBP 0.89, Expires 11/25/20, Counterparty: Deutsche Bank	1	3,740,000	(r)	21,367
British Pound vs. Euro, Strike Price GBP 0.90, Expires 11/25/20, Counterparty: HSBC Bank	1	2,480,000	(r)	31,590
Colombian Pesos vs. U.S. Dollar, Strike Price COP 3,760.00, Expires 2/12/21, Counterparty: Morgan Stanley	1	440,000		6,236
Indian Rupee vs. U.S. Dollar, Strike Price INR 74.20, Expires 12/01/20, Counterparty: Bank of America	1	147,000		987
Japanese Yen vs. U.S. Dollar, Strike Price JPY 104.50, Expires 11/12/20, Counterparty: Standard Chartered Bank	2	294,000		1,892

	Number of Contracts	Notional Amount	Value

Put Options - Over the Counter (Continued)
Mexican Peso vs. U.S. Dollar, Strike Price MXN 20.60, Expires 2/12/21, Counterparty: Goldman Sachs	1	$733,000	$13,596
Mexican Peso vs. U.S. Dollar, Strike Price MXN 20.70, Expires 11/25/20, Counterparty: Morgan Stanley	1	117,000	1,242
Mexican Peso vs. U.S. Dollar, Strike Price MXN 21.30, Expires 11/17/20, Counterparty: Bank of America	2	234,000	5,026
Mexican Peso vs. U.S. Dollar, Strike Price MXN 21.40, Expires 12/03/20, Counterparty: Morgan Stanley	2	352,000	9,876
Mexican Peso vs. U.S. Dollar, Strike Price MXN 21.90, Expires 11/20/20, Counterparty: Morgan Stanley	1	147,000	6,045
Polish Zloty vs. U.S. Dollar, Strike Price PLN 3.82, Expires 12/22/20, Counterparty: Goldman Sachs	2	294,000	1,713
Polish Zloty vs. U.S. Dollar, Strike Price PLN 3.88, Expires 12/29/20, Counterparty: Goldman Sachs	2	294,000	3,189
Russian Ruble vs. U.S. Dollar, Strike Price RUB 75.00, Expires 11/09/20, Counterparty: Citibank	2	234,000	69
Russian Ruble vs. U.S. Dollar, Strike Price RUB 75.50, Expires 2/12/21, Counterparty: Deutsche Bank	1	441,000	5,026
Russian Ruble vs. U.S. Dollar, Strike Price RUB 78.50, Expires 11/27/20, Counterparty: BNP Paribas	2	234,000	3,182
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,140.00, Expires 1/11/21, Counterparty: JPMorgan Chase	4	294,000	5,142
			143,024

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

	Number of Contracts	Notional Amount	Value

Put Swaptions - Over the Counter – 0.0%(i)
Pay 0.58% (Semi-Annually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 04/07/2026, Strike Price $0.58, Expires 4/05/21, Counterparty: Bank of America	1	$33,351,827	$135,665
Pay 0.61% (Semi-Annually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 04/08/2026, Strike Price $0.61, Expires 4/06/21, Counterparty: Goldman Sachs	1	10,847,863	38,803
			174,468

Total Purchased Options (Premiums Received $600,770)			613,597

Total Long Positions –109.9% (Cost $651,837,259)			667,742,916

		Par	Value

Short Positions – (6.9)%
Mortgage-Backed Securities – (6.4)%
Uniform Mortgage-Backed Securities - (6.4)%
Pool TBA, 11/01/50(e)		(9,169,000)	(9,750,068)
Pool TBA, 12/01/50(e)		(19,381,571)	(20,181,387)
Pool TBA, 1/01/51(e)		(8,177,000)	(8,497,372)
Total Mortgage-Backed Securities (Proceeds $38,427,121)			(38,428,827)

	Par	Value
U.S. Government Obligations – (0.5)%

U.S. Treasury Bonds – (0.2)%
1.25%, 5/15/50(o)	$(1,446,000)	$(1,313,601)

U.S. Treasury Notes – (0.3)%
0.62%, 5/15/30(o)	(1,603,000)	(1,571,691)
0.63%, 8/15/30(o)	(256,000)	(250,400)
		(1,822,091)

Total U.S. Government Obligations (Proceeds $3,280,680)		(3,135,692)

Total Short Positions – (6.9)% (Proceeds $41,707,801)		(41,564,519)

Total Written Options – (0.0)%(i) (Premiums Received $253,812)		(218,672)

Liabilities less Other Assets – (3.0)%(t)		(18,371,967)

NET ASSETS – 100.0%		$607,587,758

Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2020 is disclosed.

(d)	Variable rate security. Rate as of October 31, 2020 is disclosed.
(e)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2020.
(f)

Restricted security that has been deemed illiquid. At October 31, 2020, the value of these restricted illiquid securities amounted to $731,450 or 0.12% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
Exantas Capital Corp. Ltd., 1.65%, 4/15/36	4/4//19	$500,000

Security	Acquisition Date	Acquisition Cost
PFP Ltd., 1.12%, 4/14/36	4/11/19	$245,165

(g)	Step coupon bond. Rate as of October 31, 2020 is disclosed.
(h)	Discount rate at the time of purchase.
(i)	Amount rounds to less than 0.05%.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2020 is disclosed.
(k)	Perpetual bond. Maturity date represents next call date.
(l)

This is a Level 3 asset. The fair value price of $91.10 is based on a broker pricing matrix that adjusts for change in yields of various U.S. Treasury securities. During the fiscal period, the Fund purchased $170,000 of this security.

(m)	Century bond maturing in 2120.
(n)	Century bond maturing in 2112.
(o)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(p)	The amount to be repurchased assumes the maturity will be the day after the period end.
(q)	7-day current yield as of October 31, 2020 is disclosed.
(r)	The notional amount is EUR.
(s)	The notional amount is AUD.
(t)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Amount rounds to less than one dollar.

Abbreviations:

12MTA	12 Month Treasury Average

1M	1 Month

1Y	1 Year

3M	3 Month

5Y	5 Year

BATS	Better Alternative Trading System

CDO	Collaterlized Debt Obligation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

GO	Government Obligation

ICE	Intercontinental Exchange

IO	Interest Only

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Company

PLC	Public Limited Company

SOFR	United States Secured Overnight Financing Rate

TBA	To be announced

TIPS	Treasury Inflation Protected Securities

TRB	Tax Revenue Bonds

USD	United States Dollar

EUR	Euro

COP	Colombian Peso

IDR	Indonesian Rupiah

PEN	Peruvian Nuevo Sole

RUB	Russian Ruble

CNH	Chinese Yuan Renminbi

MXN	Mexican Peso

ZAR	South African Rand

KRW	South Korean Won

CHF	Swiss Franc

TWD	Taiwan Dollar

TRY	Turkish Lira

BRL	Brazilian Real

GBP	British Pound

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

INR	Indian Rupee

JPY	Japanese Yen

PLN	Polish Zloty

Futures Contracts outstanding at October 31, 2020:

Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)

Long Contracts
Short Euro-BTP	2	12/08/2020	EUR	264,841	$ 47
10-Year U.S. Treasury Note	79	12/21/2020	USD	10,919,281	(41,592)
U.S. Treasury Long Bond	22	12/21/2020	USD	3,794,313	(35,583)
U.S. Ultra Bond	155	12/21/2020	USD	33,325,000	(891,948)
2-Year U.S. Treasury Note	76	12/31/2020	USD	16,784,125	(1,822)
5-Year U.S. Treasury Note	277	12/31/2020	USD	34,791,633	(58,028)

Total Long Contracts					$(1,028,926)

Short Contracts
Euro Bund	(16)	12/08/2020	EUR	3,282,450	$ (4,859)
Short Euro-BTP	(1)	12/08/2020	EUR	132,421	(27)
90-Day Eurodollar	(268)	12/14/2020	USD	66,839,200	(2,275)
3-Month SOFR	(109)	12/15/2020	USD	27,227,519	3,414
10-Year U.S. Treasury Note	(11)	12/21/2020	USD	1,520,406	(109)
U.S. Treasury Long Bond	(82)	12/21/2020	USD	14,142,437	224,469
Ultra 10-Year U.S. Treasury Note	(124)	12/21/2020	USD	19,502,875	127,690
2-Year U.S. Treasury Note	(158)	12/31/2020	USD	34,893,312	3,658
30-Year Euro Buxl	(8)	12/31/2020	EUR	2,131,403	(42,137)
90-Day Eurodollar	(122)	3/15/2021	USD	30,437,475	(38,900)
90-Day Eurodollar	(113)	6/14/2021	USD	28,193,500	(287,964)
90-Day Eurodollar	(154)	12/13/2021	USD	38,409,525	(201,816)
90-Day Eurodollar	(60)	6/17/2024	USD	14,904,000	10,500

Total Short Contracts					$ (208,356)

					$(1,237,282)

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2020:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/16/20	British Pounds	5,929,746	Euro	6,510,000	BNP	$ 94,268
12/16/20	U.S. Dollars	3,438,908	Euro	2,900,000	BNP	57,550
12/16/20	U.S. Dollars	3,437,148	Euro	2,903,994	Citibank	51,133
12/16/20	U.S. Dollars	5,409,333	Euro	4,606,006	JPMorgan Chase	38,798
12/04/20	U.S. Dollars	762,926	Russian Rubles	57,750,858	Citibank	38,796
12/16/20	U.S. Dollars	1,342,766	Euro	1,132,000	UBS	22,871

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/16/20	U.S. Dollars	1,680,893	Euro	1,422,602	Morgan Stanley	$ 22,160
11/04/20	U.S. Dollars	1,487,283	Euro	1,266,500	Goldman Sachs	12,123
11/18/20	Japanese Yen	30,331,581	Australian Dollars	397,000	JPMorgan Chase	10,696
12/29/20	U.S. Dollars	146,000	Turkish Lira	1,171,927	JPMorgan Chase	10,373
12/04/20	U.S. Dollars	204,507	Colombian Pesos	758,403,402	Barclays	8,876
11/04/20	U.S. Dollars	1,483,990	Euro	1,266,500	UBS	8,830
12/03/20	U.S. Dollars	1,687,142	Euro	1,440,500	Goldman Sachs	8,202
12/16/20	British Pounds	680,414	Euro	750,000	Citibank	7,314
12/16/20	British Pounds	679,365	Euro	750,000	UBS	5,954
12/04/20	U.S. Dollars	203,626	Russian Rubles	15,771,785	HSBC	5,866
11/18/20	U.S. Dollars	176,000	Russian Rubles	13,564,496	Bank of America	5,599
11/04/20	U.S. Dollars	354,884	Euro	300,000	Barclays	5,459
12/16/20	British Pounds	256,019	Euro	280,000	JPMorgan Chase	5,319
11/04/20	U.S. Dollars	139,000	Brazilian Reals	772,696	BNP	4,363
12/03/20	U.S. Dollars	1,683,195	Euro	1,440,500	UBS	4,255
11/05/20	Chilean Pesos	108,812,250	U.S. Dollars	137,000	Citibank	3,707
12/16/20	U.S. Dollars	808,123	Euro	690,000	Deutsche Bank	3,593
12/04/20	U.S. Dollars	109,720	Russian Rubles	8,495,645	Morgan Stanley	3,194
12/16/20	U.S. Dollars	1,091,814	British Pounds	840,000	HSBC	3,190
12/16/20	British Pounds	570,000	U.S. Dollars	735,543	JPMorgan Chase	3,166
12/16/20	U.S. Dollars	365,445	British Pounds	280,000	Citibank	2,570
11/18/20	South Korean Won	136,750,200	U.S. Dollars	118,000	Standard Chartered Bank	2,358
12/16/20	British Pounds	560,000	U.S. Dollars	723,887	HSBC	1,861
11/04/20	U.S. Dollars	251,844	British Pounds	193,000	UBS	1,806
11/18/20	U.S. Dollars	58,000	Russian Rubles	4,477,020	BNP	1,759
11/04/20	U.S. Dollars	184,389	British Pounds	141,000	State Street	1,719
11/18/20	Chilean Pesos	46,919,750	U.S. Dollars	59,000	Citibank	1,668
02/17/21	U.S. Dollars	125,000	Colombian Pesos	481,000,000	Morgan Stanley	1,372
12/16/20	U.S. Dollars	383,006	Euro	327,398	Bank of America	1,265
11/04/20	U.S. Dollars	56,840	Euro	48,000	Bank of America	932
11/18/20	U.S. Dollars	117,416	Euro	100,000	Bank of America	904
12/04/20	U.S. Dollars	165,123	Indonesian Rupiahs	2,435,733,291	UBS	872
11/18/20	South Korean Won	132,756,200	U.S. Dollars	116,000	Bank of America	842
11/18/20	U.S. Dollars	146,000	Canadian Dollars	193,555	Citibank	713
11/18/20	Mexican Pesos	7,789,432	U.S. Dollars	366,000	Citibank	481
11/18/20	U.S. Dollars	120,000	Polish Zloty	473,141	Bank of America	473
11/04/20	U.S. Dollars	118,000	Japanese Yen	12,309,794	Morgan Stanley	417
12/16/20	U.S. Dollars	363,200	British Pounds	280,000	JPMorgan Chase	326
11/18/20	Mexican Pesos	1,453,907	U.S. Dollars	68,089	Barclays	315
12/03/20	U.S. Dollars	116,686	Japanese Yen	12,184,000	Barclays	263
12/04/20	U.S. Dollars	37,370	Indonesian Rupiahs	550,497,518	JPMorgan Chase	248
11/18/20	U.S. Dollars	35,000	Colombian Pesos	134,645,000	Citibank	242
11/04/20	U.S. Dollars	17,808	Australian Dollars	25,000	Bank of America	235
12/16/20	Euro	330,000	U.S. Dollars	384,592	JPMorgan Chase	183

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/18/20	U.S. Dollars	26,000	Polish Zloty	102,298	Goldman Sachs	$ 157
11/18/20	U.S. Dollars	265,000	South African Rand	4,319,799	Bank of America	112
11/18/20	U.S. Dollars	35,000	Colombian Pesos	135,297,400	JPMorgan Chase	74
11/18/20	U.S. Dollars	73,164	Australian Dollars	104,000	Bank of America	56
11/18/20	U.S. Dollars	116,559	Euro	100,000	Barclays	48
11/18/20	U.S. Dollars	24,089	Mexican Pesos	511,246	Citibank	36

Total Unrealized Appreciation						$469,962

11/18/20	Japanese Yen	6,070,702	U.S. Dollars	58,000	UBS	$ (3)
11/18/20	South African Rand	2,869,355	U.S. Dollars	176,000	Deutsche Bank	(52)
12/02/20	U.S. Dollars	44,000	Brazilian Reals	253,163	UBS	(53)
11/04/20	U.S. Dollars	44,000	Brazilian Reals	252,912	UBS	(68)
01/20/21	Kazakhstan Tenge	8,589,273	U.S. Dollars	19,570	Citibank	(137)
12/16/20	U.S. Dollars	738,559	British Pounds	570,000	JPMorgan Chase	(150)
11/18/20	Australian Dollars	104,000	U.S. Dollars	73,282	Bank of America	(174)
11/18/20	Mexican Pesos	1,547,600	U.S. Dollars	73,000	Citibank	(188)
11/04/20	Japanese Yen	12,184,000	U.S. Dollars	116,649	Barclays	(268)
11/18/20	Russian Rubles	4,658,640	U.S. Dollars	59,000	Citibank	(477)
11/18/20	U.S. Dollars	102,000	Mexican Pesos	2,178,148	HSBC	(479)
12/04/20	U.S. Dollars	68,313	Mexican Pesos	1,464,934	Deutsche Bank	(486)
12/04/20	Russian Rubles	1,024,675	U.S. Dollars	13,345	Goldman Sachs	(497)
12/16/20	British Pounds	280,000	U.S. Dollars	363,466	Citibank	(592)
11/18/20	U.S. Dollars	83,000	Japanese Yen	8,750,714	UBS	(600)
11/18/20	Russian Rubles	2,259,390	U.S. Dollars	29,000	Bank of America	(617)
11/18/20	U.S. Dollars	59,000	Chilean Pesos	46,129,150	JPMorgan Chase	(646)
12/16/20	Norwegian Kroner	4,200,000	U.S. Dollars	440,630	Citibank	(756)
11/18/20	Australian Dollars	161,000	U.S. Dollars	113,936	Barclays	(759)
12/04/20	Russian Rubles	1,818,265	U.S. Dollars	23,637	Bank of America	(838)
11/18/20	Colombian Pesos	267,820,000	U.S. Dollars	70,000	Citibank	(863)
11/18/20	Euro	48,000	U.S. Dollars	56,797	Barclays	(872)
11/18/20	Russian Rubles	2,238,807	U.S. Dollars	29,000	UBS	(876)
12/04/20	Indonesian Rupiahs	2,689,000,000	U.S. Dollars	182,305	Standard Chartered Bank	(975)
11/18/20	Australian Dollars	49,000	U.S. Dollars	35,489	BNP	(1,043)
11/18/20	U.S. Dollars	59,000	South African Rand	979,654	BNP	(1,072)
11/18/20	Euro	100,000	U.S. Dollars	117,742	JPMorgan Chase	(1,231)
12/16/20	British Pounds	280,000	U.S. Dollars	364,178	HSBC	(1,303)
02/17/21	Colombian Pesos	481,000,000	U.S. Dollars	125,000	Citibank	(1,372)
11/18/20	U.S. Dollars	118,000	South Korean Won	135,670,500	JPMorgan Chase	(1,407)
11/18/20	U.S. Dollars	148,000	Japanese Yen	15,647,514	Barclays	(1,489)
11/18/20	U.S. Dollars	220,000	Mexican Pesos	4,708,682	Citibank	(1,537)
12/16/20	British Pounds	280,000	U.S. Dollars	364,677	Morgan Stanley	(1,802)
12/16/20	Euro	355,582	U.S. Dollars	417,337	Deutsche Bank	(2,733)
11/18/20	Polish Zloty	226,658	U.S. Dollars	60,000	State Street	(2,740)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/18/20	Polish Zloty	456,052	U.S. Dollars	118,000	Bank of America	$ (2,789)
11/04/20	Brazilian Reals	488,180	U.S. Dollars	88,000	BNP	(2,938)
11/04/20	Brazilian Reals	528,200	U.S. Dollars	95,000	Citibank	(2,964)
11/18/20	U.S. Dollars	245,142	South African Rand	4,051,963	Bank of America	(3,323)
11/18/20	Russian Rubles	13,743,840	U.S. Dollars	176,000	BNP	(3,346)
11/18/20	Australian Dollars	187,000	U.S. Dollars	134,843	JPMorgan Chase	(3,388)
11/05/20	U.S. Dollars	137,000	Chilean Pesos	108,812,250	Deutsche Bank	(3,707)
11/09/20	Turkish Lira	588,522	U.S. Dollars	74,000	Bank of America	(4,087)
12/04/20	Russian Rubles	9,324,485	U.S. Dollars	121,046	Barclays	(4,127)
11/04/20	Euro	1,440,500	U.S. Dollars	1,682,144	UBS	(4,318)
12/29/20	Turkish Lira	591,483	U.S. Dollars	73,000	Citibank	(4,548)
12/16/20	Euro	310,000	U.S. Dollars	366,091	RBS	(4,636)
12/04/20	Russian Rubles	9,220,052	U.S. Dollars	120,372	HSBC	(4,763)
12/29/20	Turkish Lira	587,723	U.S. Dollars	73,000	JPMorgan Chase	(4,983)
12/16/20	Euro	490,000	U.S. Dollars	576,826	Barclays	(5,493)
11/04/20	Euro	1,440,500	U.S. Dollars	1,686,105	Goldman Sachs	(8,279)
12/16/20	Euro	800,000	U.S. Dollars	944,117	HSBC	(11,329)
12/04/20	U.S. Dollars	562,521	Indonesian Rupiahs	8,515,438,617	Standard Chartered Bank	(11,709)
12/16/20	Euro	1,065,000	British Pounds	968,111	Deutsche Bank	(12,878)
12/16/20	Euro	1,263,694	U.S. Dollars	1,487,907	Morgan Stanley	(14,458)
12/16/20	Euro	1,310,724	U.S. Dollars	1,542,780	Bank of America	(14,495)
12/16/20	Euro	1,910,000	U.S. Dollars	2,241,734	JPMorgan Chase	(14,702)
12/16/20	Euro	1,420,000	U.S. Dollars	1,686,666	BNP	(30,967)
12/16/20	Euro	1,295,000	British Pounds	1,190,447	Citibank	(32,845)
12/16/20	Euro	2,510,000	British Pounds	2,284,315	Barclays	(33,803)
12/16/20	Euro	3,420,000	British Pounds	3,111,450	BNP	(44,707)
12/16/20	Euro	4,660,000	U.S. Dollars	5,501,901	Citibank	(68,409)

Total Unrealized Depreciation						$(387,146)

Net Unrealized Appreciation						$ 82,816

Written Call Option Contracts outstanding at October 31, 2020:

Exchange Traded

Description	Number of Contracts		Notional Amount	Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future, Expires 1/21	19	USD	2,618,734	139.50	12/24/2020	$(5,344)
10-Year U.S. Treasury Note Future, Expires 1/21	6	USD	826,969	140.00	12/24/2020	(1,125)
10-Year U.S. Treasury Note Future, Expires 11/20	2	USD	276,438	138.50	10/30/2020	— *
10-Year U.S. Treasury Note Future, Expires 12/20	2	USD	276,438	138.75	11/6/2020	(531)
10-Year U.S. Treasury Note Future, Expires 12/20	14	USD	1,935,062	139.00	11/20/2020	(4,594)
10-Year U.S. Treasury Note Future, Expires 12/20	10	USD	1,382,187	139.50	11/20/2020	(1,875)
10-Year U.S. Treasury Note Future, Expires 12/20	6	USD	829,313	139.75	11/20/2020	(844)
10-Year U.S. Treasury Note Future, Expires 12/20	4	USD	552,875	140.00	11/20/2020	(437)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Description	Number of Contracts		Notional Amount	Exercise Price	Expiration Date	Value

5-Year U.S. Treasury Note Future, Expires 12/20	2	USD	251,203	125.75	11/6/2020	$(234)
5-Year U.S. Treasury Note Future, Expires 12/20	24	USD	3,014,437	125.75	11/20/2020	(4,125)
5-Year U.S. Treasury Note Future, Expires 12/20	2	USD	251,203	126.00	11/20/2020	(172)
U.S. Treasury Long Bond Future, Expires 1/21	2	USD	196,875	179.00	12/24/2020	(1,969)
U.S. Treasury Long Bond Future, Expires 11/20	3	USD	517,406	173.00	10/30/2020	— *
U.S. Treasury Long Bond Future, Expires 12/20	16	USD	2,759,500	175.00	11/20/2020	(17,750)
U.S. Treasury Long Bond Future, Expires 12/20	14	USD	2,414,562	176.00	11/20/2020	(11,375)
U.S. Treasury Long Bond Future, Expires 12/20	13	USD	2,242,094	177.00	11/20/2020	(7,516)
U.S. Treasury Long Bond Future, Expires 12/20	10	USD	1,724,687	178.00	11/20/2020	(3,906)
U.S. Treasury Long Bond Future, Expires 12/20	6	USD	1,034,813	179.00	11/20/2020	(1,594)
U.S. Treasury Long Bond Future, Expires 12/20	6	USD	1,034,813	174.00	11/20/2020	(8,812)
U.S. Treasury Long Bond Future, Expires 12/20	3	USD	517,406	180.00	11/20/2020	(516)

Total Written Call Options Contracts (Premiums Received $ 112,800)						$(72,719)

*Amount rounds to less than one dollar.

Written Put Option Contracts outstanding at October 31, 2020:

Exchange Traded

Description	Number of Contracts		Notional Amount	Exercise Price	Expiration Date	Value

10-Year U.S. Treasury Note Future, Expires 1/21	6	USD	829,313	137.50	12/24/2020	$(4,688)
10-Year U.S. Treasury Note Future, Expires 12/20	5	USD	691,094	139.00	11/20/2020	(5,547)
10-Year U.S. Treasury Note Future, Expires 12/21	5	USD	691,094	138.50	11/20/2020	(4,062)
3-Year Mid Curve Future, Expires 6/21	326	USD	81,337,000	987.50	6/11/2021	(20,375)
5-Year U.S. Treasury Note Future, Expires 12/20	6	USD	753,609	125.50	11/20/2020	(1,219)

Total Written Put Options Contracts (Premiums Received $37,124)						$(35,891)

Written Call Option Contracts outstanding at October 31, 2020:

Over the Counter

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	220,000	BRL	5.70	11/30/2020	$(6,053)
Colombian Pesos vs. U.S. Dollar	Morgan Stanley	1	USD	132,000	COP	3,950.00	2/12/2021	(3,135)
Japanese Yen vs. U.S. Dollar	Standard Chartered Bank	2	USD	148,000	JPY	106.00	11/12/2020	(357)
Mexican Peso vs. U.S. Dollar	Morgan Stanley	1	USD	59,000	MXN	21.30	11/25/2020	(1,311)
Mexican Peso vs. U.S. Dollar	Goldman Sachs	1	USD	220,000	MXN	22.35	2/12/2021	(5,262)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

Polish Zloty vs. U.S. Dollar	Goldman Sachs	2	USD	146,000	PLN	4.00	12/22/2020	$(2,120)
Russian Ruble vs. U.S. Dollar	Deutsche Bank	1	USD	94,400	RUB	81.00	2/12/2021	(3,153)
South Korean Won vs. U.S. Dollar	JPMorgan Chase	4	USD	294,000	KRW	1,160.00	1/11/2021	(2,577)
Swiss Franc vs. Euro	UBS	1	EUR	1,870,000	CHF	1.14	1/12/2021	(214)
U.S. Dollar vs. Australian Dollar	Barclays Bank PLC	1	AUD	248,000	USD	0.74	12/23/2020	(414)

Total Written OTC Call Options Contracts (Premiums Received $ 23,845)								$(24,596)

Written Put Option Contracts outstanding at October 31, 2020:

Over the Counter

Description	Counterparty	Number of Contracts		Notional Amount		Exercise Price	Expiration Date	Value

Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	954,000	BRL	4.95	2/11/2021	$(1,846)
Colombian Pesos vs. U.S. Dollar	Morgan Stanley	1	USD	572,000	COP	3,600.00	2/12/2021	(2,481)
Indian Rupee vs. U.S. Dollar	Bank of America	1	USD	220,000	INR	72.70	12/1/2020	(314)
Mexican Peso vs. U.S. Dollar	Bank of America	2	USD	352,000	MXN	20.70	11/17/2020	(3,096)
Mexican Peso vs. U.S. Dollar	Morgan Stanley	1	USD	147,000	MXN	21.40	11/20/2020	(3,692)
Mexican Peso vs. U.S. Dollar	Morgan Stanley	2	USD	352,000	MXN	20.80	12/3/2020	(4,947)
Mexican Peso vs. U.S. Dollar	Goldman Sachs	1	USD	954,000	MXN	19.50	2/12/2021	(5,473)
Polish Zloty vs. U.S. Dollar	Goldman Sachs	2	USD	440,000	PLN	3.78	12/29/2020	(1,958)
Russian Ruble vs. U.S. Dollar	BNP Paribas	2	USD	352,000	RUB	76.20	11/27/2020	(1,646)
Russian Ruble vs. U.S. Dollar	Deutsche Bank	1	USD	573,000	RUB	72.50	2/12/2021	(2,470)
Turkish Lira vs. U.S. Dollar	Citibank	1	USD	94,000	TRY	7.25	11/6/2020	(2)
U.S. Dollar vs. Australian Dollar	Bank of America	2	AUD	166,000	USD	0.69	11/30/2020	(830)

Total Written OTC Put Options Contracts (Premiums Received $39,761)								$(28,755)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Written Put Interest Rate Swaption Contracts outstanding at October 31, 2020:

Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value

Interest Rate Swap Maturing 04/07/2026	0.83% Semi-Annually	3M USD LIBOR Quarterly	Bank of America	4/5/2021	0.83%	33,351,827	$(44,021)
Interest Rate Swap Maturing 04/08/2026	0.86% Semi-Annually	3M USD LIBOR Quarterly	Bank of America	4/6/2021	0.86	10,847,863	(12,690)

Total Written OTC Put Swaptions Contracts (Premiums Received $40,282)							$(56,711)

Interest Rate Swap Contracts outstanding at October 31, 2020:

Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day U.S. Federal Funds Rate (Annually)	0.00% (Annually)	6/15/2022	USD	48,310,000	$(48,232)	$(8,096)	$(40,136)
3M USD LIBOR (Quarterly)	0.19% (Semi-Annually)	6/15/2022	USD	6,485,000	(3,952)	(25)	(3,927)
28-Day MXN-TIIE-BANXICO (Monthly)	4.51% (Monthly)	9/29/2022	MXN	20,228,698	(642)	—	(642)
28-Day MXN-TIIE-BANXICO (Monthly)	4.50% (Monthly)	9/30/2022	MXN	12,411,302	(563)	—	(563)
1-Day U.S. Federal Funds Rate (Annually)	0.05% (Annually)	9/19/2023	USD	28,829,000	(19,125)	—	(19,125)
1-Day U.S. Federal Funds Rate (Annually)	0.07% (Annually)	10/6/2023	USD	14,730,000	(7,892)	—	(7,892)
1-Day Canadian Overnight Repo Rate Average (At Maturity)	0.48% (At Maturity)	10/7/2023	CAD	6,495,734	1,020	—	1,020
3M CAD CIDOR (Quarterly)	0.76% (Semi-Annually)	10/7/2023	CAD	15,595,000	(2,174)	(344)	(1,830)
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	(0.06)% (At Maturity)	10/10/2023	GBP	3,390,000	(694)	—	(694)
3M CAD CIDOR (Quarterly)	0.75% (Semi-Annually)	10/24/2023	CAD	11,067,000	(3,334)	—	(3,334)
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	(0.03)% (At Maturity)	10/26/2023	GBP	5,030,000	543	1,009	(466)
3M CAD CIDOR (Quarterly)	0.74% (Semi-Annually)	10/26/2023	CAD	8,320,000	(3,239)	—	(3,239)
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	(0.05)% (At Maturity)	10/27/2023	GBP	5,080,000	(604)	770	(1,374)
1-Day GBP Sterling Overnight Index Average Rate (At Maturity)	(0.09)% (At Maturity)	10/28/2023	GBP	6,650,000	(4,144)	—	(4,144)
28-Day MXN-TIIE-BANXICO (Monthly)	6.67% (Monthly)	8/12/2024	MXN	3,513,241	10,393	—	10,393
28-Day MXN-TIIE-BANXICO (Monthly)	6.72% (Monthly)	8/13/2024	MXN	3,023,000	9,167	—	9,167
3M USD LIBOR (Quarterly)	0.42% (Semi-Annually)	8/31/2024	USD	23,260,000	73,092	(3,984)	77,076

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	6.59% (Monthly)	11/8/2024	MXN	2,592,058	$7,471	$ —	$ 7,471
0.40% (Annually)	1-Day U.S. Federal Funds Rate (Annually)	9/18/2025	USD	28,829,000	46,685	—	46,685
0.41% (Annually)	1-Day U.S. Federal Funds Rate (Annually)	10/7/2025	USD	14,730,000	23,809	—	23,809
0.45% (Semi-Annually)	3M USD LIBOR (Quarterly)	5/15/2027	USD	10,533,000	100,536	(6,173)	106,709
0.80% (Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2045	USD	8,645,000	931,081	79,845	851,236
1.20% (Semi-Annually)	3M USD LIBOR (Quarterly)	10/7/2050	USD	1,437,000	39,615	7,135	32,480

Total				289,184,033	$1,148,817	$70,137	$1,078,680

Interest Rate Swap Contracts outstanding at October 31, 2020:

Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

1-Day Brazil CETIP Interbank Deposit Rate (Annually)	3.10% (Annually)	Citibank	1/3/2022	BRL	3,075,311	$(1,400)	$—	$(1,400)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	4.52% (At Maturity)	BNP Paribas	1/2/2023	BRL	3,374,520	(4,265)	—	(4,265)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	5.13% (At Maturity)	JPMorgan Chase	1/2/2023	BRL	809,926	2,558	—	2,558

Total					7,259,757	$(3,107)	$—	$(3,107)

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2020:

Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America Investment Grade Index Series 34 (Receive Quarterly)	0.91%	1.00%	6/20/2025	USD	36,740,000	$195,622	$419,659	$(224,037)

Markit CDX North America Investment Grade Index Series 35 (Receive Quarterly)	0.66%	1.00%	12/20/2025	USD	820,000	15,023	15,014	9

Markit iTraxx Europe Crossover Index Series 34 (Receive Quarterly)	3.67%	5.00%	12/20/2025	EUR	1,710,000	128,842	142,144	(13,302)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Markit iTraxx Europe Main Index Series 34 (Receive Quarterly)	0.65%	1.00%	12/20/2025	EUR	2,450,000	$ 53,322	$ 54,185	$ (863)

Total					41,720,000	$392,809	$631,002	$(238,193)

(1) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Credit Default Swap Contracts outstanding - Buy Protection at October 31, 2020:

Over the Counter

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Federal Republic of Brazil, 4.25%, Due: 1/7/2025 (Pay Quarterly)	1.00%	12/20/2025	Barclays	USD	593,000	$32,879	$35,036	$(2,157)
Republic of Chile, 3.24%, Due: 2/6/2028 (Pay Quarterly)	1.00%	12/20/2025	Citibank	USD	79,000	(1,811)	(1,068)	(743)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2025	Citibank	USD	670,000	7,797	12,780	(4,983)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2025	Goldman Sachs	USD	159,000	1,850	3,125	(1,275)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2025	Barclays	USD	70,000	814	1,150	(336)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2025	Morgan Stanley	USD	40,000	465	625	(160)
Republic of Indonesia, 3.70%, Due: 1/8/2022 (Pay Quarterly)	1.00%	12/20/2025	Citibank	USD	100,000	(176)	(32)	(144)
Republic of Indonesia, 3.70%, Due: 1/8/2022 (Pay Quarterly)	1.00%	12/20/2025	JPMorgan Chase	USD	59,000	(105)	116	(221)
Republic of Indonesia, 4.13%, Due: 1/15/2025 (Pay Quarterly)	1.00%	12/20/2025	Citibank	USD	311,000	(542)	307	(849)
Republic of Philippines, 10.63%, Due: 3/16/2025 (Pay Quarterly)	1.00%	12/20/2025	Goldman Sachs	USD	198,269	(5,550)	(4,601)	(949)
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	12/20/2025	Morgan Stanley	USD	993,132	83,308	93,528	(10,220)
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	12/20/2025	Goldman Sachs	USD	126,720	10,631	11,811	(1,180)
Russian Federation, 7.50%, Due: 3/31/2030 (Pay Quarterly)	1.00%	12/20/2025	Bank of America	USD	415,304	659	2,935	(2,276)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Russian Federation, 7.50%, Due: 3/31/2030 (Pay Quarterly)	1.00%	12/20/2025	Citibank	USD	54,696	$ 87	$ 360	$ (273)
United Mexican States, 4.15% Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2025	Morgan Stanley	USD	59,000	737	863	(126)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2025	Barclays	USD	529,000	6,606	9,279	(2,673)

Total					4,457,121	$137,649	$166,214	$(28,565)

Inflation Swap Contracts outstanding at October 31, 2020:

Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

0.72% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	9/15/2025	EUR	1,015,000	$(7,923)	$—	$(7,923)
0.73% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	9/15/2025	EUR	1,015,000	(8,550)	—	(8,550)
0.67% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	10/15/2025	EUR	1,825,000	(9,725)	—	(9,725)
0.68% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	10/15/2025	EUR	770,000	(4,721)	—	(4,721)
1-Day UK RPI (At Maturity)	3.51% (At Maturity)	10/15/2025	GBP	1,740,000	485	—	485
1-Day UK RPI (At Maturity)	3.50% (At Maturity)	10/15/2025	GBP	860,000	(559)	—	(559)
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	0.98% (At Maturity)	9/15/2030	EUR	1,015,000	16,784	—	16,784
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	0.96% (At Maturity)	9/15/2030	EUR	1,015,000	14,724	—	14,724
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	0.92% (At Maturity)	10/15/2030	EUR	1,825,000	15,758	—	15,758
1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	0.93% (At Maturity)	10/15/2030	EUR	770,000	7,723	—	7,723

Total				11,850,000	$23,996	$—	$23,996

Total Return Swap Contracts outstanding as of October 31, 2020:

Over The Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

3M USD LIBOR (At Maturity)	Markit iBoxx USD Liquid High Yield Index (At Maturity)	BNP Paribas	12/21/2020	USD	1,470,000	$(2,067)	$(326)	$(1,741)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

3M USD LIBOR (Quarterly)	Markit iBoxx USD Liquid High Yield Index (At Maturity)	BNP Paribas	12/21/2020	USD	740,000	(7,807)	$(250)	$(7,557)

Total					2,210,000	$(9,874)	$(576)	$(9,298)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals

Investments

Assets:
Asset-Backed Securities	$—	$58,349,535	$ —	$58,349,535
Corporate Bonds	—	166,518,967	154,869	166,673,836
Foreign Issuer Bonds	—	69,038,217	—	69,038,217
Term Loans	—	14,052	—	14,052
Mortgage-Backed Securities	—	176,835,881	—	176,835,881
Municipal Bonds	—	2,190,614	—	2,190,614
U.S. Government Obligations	—	88,404,605	—	88,404,605
Investment Companies	71,134,596	—	—	71,134,596
Short-Term Investments	19,199,746	15,288,237	—	34,487,983
Purchased Options	274,594	339,003	—	613,597

Total Assets – Investments at value	$90,608,936	$576,979,111	$154,869	$667,742,916

Liabilities:
U.S. Government Obligations	$—	$(3,135,692)	$ —	$(3,135,692)
Mortgage-Backed Securities	—	(38,428,827)	—	(38,428,827)

Total Liabilities – Investments at value	$—	$(41,564,519)	$ —	$(41,564,519)

Net Investments	$90,608,936	$535,414,592	$154,869	$626,178,397

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments

Assets:
Futures contracts	$369,778	$—	$—	$369,778
Forward foreign currency exchange contracts	—	469,962	—	469,962
Swap agreements at fair value	—	1,840,086	—	1,840,086

Total Assets - Derivative Financial Instruments	$369,778	$2,310,048	$—	$2,679,826

Liabilities:
Futures contracts	$(1,607,060)	$—	$—	$(1,607,060)
Forward foreign currency exchange contracts	—	(387,146)	—	(387,146)
Written Options	(108,610)	(110,062)	—	(218,672)
Swap agreements at fair value	—	(149,796)	—	(149,796)

Total Liabilities - Derivative Financial Instruments	$(1,715,670)	$(647,004)	$—	$(2,362,674)

Net Derivative Financial Instruments	$(1,345,892)	$1,663,044	$—	$317,152

Investments classified within Level 3 of the fair value hierarchy are valued by the Morningstar Investment Management LLC (“MIM”) in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Total Return Bond Fund

assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments

Morningstar Municipal Bond Fund

	Par	Value

Municipal Bonds – 96.1%
Alabama – 1.3%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A, Garvee, 5.00%, 6/01/37	$545,000	$672,802
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4, 4.00%, 6/01/24	500,000	554,480
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 5, 4.00%, 10/01/26(a)(b)(c)	500,000	578,475
Jefferson County Sewer Revenue Bonds, Warrants Senior Lien, Series A (AGM Insured), 5.50%, 10/01/53	300,000	333,693
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	571,530
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	1,001,560
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	310,000	339,779
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	619,797
		4,672,116

Arizona – 1.2%
Arizona Board of Regents Refunding COPS, Series C, University of Arizona, 5.00%, 6/01/28	400,000	425,632
Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp., Project, 2.70%, 8/14/23(a)(b)(c)	500,000	525,170

	Par	Value

Arizona (Continued)
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 5.00%, 1/01/27	$475,000	$589,038
Phoenix Civic Improvement Corp., Airport Revenue Refunding Bonds (AMT), Senior Lien, 5.00%, 7/01/30	250,000	273,750
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.12%, 7/01/45(d)	240,000	250,375
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Salt River Project, 5.00%, 1/01/32	400,000	535,252
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/01/28	300,000	315,195
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	589,975
Yuma IDA Hospital Revenue Bonds, Series A, Yuma Regional Medical Center, 5.00%, 8/01/21	675,000	696,404
		4,200,791

California – 7.3%
Anaheim Housing & Public Improvement Authority Revenue Bonds, Series A, 5.00%, 10/01/50	900,000	1,046,250
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Series A, 5.00%, 5/01/46	250,000	270,228
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 0.90%), 1.02%, 5/01/23(a)(c)	700,000	706,153
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	246,862	271,334

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

California (Continued)
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	$400,000	$440,000
California State GO Unlimited Refunding Bonds, 4.00%, 10/01/37	300,000	357,027
4.00%, 11/01/37	1,400,000	1,685,334
California State Health Facilities Financing Authority Revenue Bonds, City of Hope Obligated Group, 5.00%, 11/15/49	500,000	583,175
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded, 5.00%, 11/15/25(e)	500,000	613,375
California State Health Facilities Financing Authority Revenue Refunding Bonds, Marshall Medical Center (California Mortgage Insured), 4.00%, 11/01/40	750,000	859,605
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 4.00%, 7/01/50	1,210,000	1,350,263
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series B, 5.00%, 11/01/29	1,250,000	1,619,975
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series S, J. Paul Getty Trust, (1M USD LIBOR + 0.33%), 0.43%, 4/01/22(a)(c)	1,000,000	1,001,020
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	338,907

	Par	Value

California (Continued)
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management Inc. Project (AMT), 0.23%, 12/01/20(a)(b)(c)	$500,000	$499,965
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	362,947
California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	500,000	617,975
California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Bonds, Republic Services, Inc. (AMT), 0.30%, 1/15/21(a)(b)(c)(d)	250,000	249,970
California State Various Purpose Bid Group GO Unlimited Refunding Bonds, 5.00%, 8/01/30	600,000	775,206
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	397,519
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	565,070
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	274,945
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.00%, 9/02/34	100,000	116,460

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

California (Continued)
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/34	$200,000	$236,810
4.00%, 6/01/40	300,000	345,003
Fresno Airport Revenue Refunding Bonds, Series B (AMT) (BAM Insured), 5.00%, 7/01/28	390,000	426,945
Long Beach Harbor Revenue Notes, Series C, 4.00%, 7/15/21	600,000	615,468
Los Angeles County Metropolitan Transportation Authority Measure R Junior Subordinate Sales Tax Revenue Bonds, Green Bonds, 4.00%, 6/01/37	200,000	239,364
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	592,202
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,229,260
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/01/35	1,250,000	1,408,562
Mesa Water District COPS, 4.00%, 3/15/39	300,000	359,670
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	167,562
Sacramento County Airport System Revenue Refunding Bonds, Series B, 5.00%, 7/01/21	1,950,000	2,010,469
Sacramento County Sanitation Districts Financing Authority Variable Revenue Refunding Bonds, Series B, Sacramento County Regional (NATL Insured), (3M USD LIBOR + 0.53%), 0.70%, 12/01/35(c)	100,000	90,537

	Par	Value

California (Continued)
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	$300,000	$343,851
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	296,130
San Francisco City & County Airports Community International Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/01/28	500,000	531,300
Sierra View Local Health Care District Revenue Refunding Bonds, Tulare County, 4.00%, 7/01/21	225,000	229,736
Sunnyvale Financing Authority Lease Revenue Bonds, Green Bonds, Civic Center Project, 4/01/34(f)	865,000	1,044,254
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	655,815
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	127,940
		25,953,581

Colorado – 3.2%
Aurora Crossroads Metropolitan District No. 2 GO Limited Bonds, Series A, Senior Lien, 5.00%, 12/01/40	500,000	513,360
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured), 5.00%, 3/15/25	485,000	566,567
5.00%, 3/15/26	510,000	611,322
5.00%, 3/15/29	590,000	745,076
5.00%, 3/15/30	310,000	396,304
5.00%, 3/15/35	590,000	735,258

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Colorado (Continued)
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	$1,000,000	$1,076,410
Colorado State Bridge Enterprise Revenue Bonds, Central 70 Project (AMT), 4.00%, 12/31/24	630,000	705,266
Colorado State COPS, Series A, 4.00%, 12/15/35	1,250,000	1,507,975
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Sanford Health, Series A, 5.00%, 11/01/34	200,000	248,408
Colorado State Health Facilities Authority Revenue Bonds, Series A, Catholic Health, Prerefunded, 5.00%, 2/01/21(e)	380,000	384,389
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	597,910
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	264,132
E-470 Public Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 9/01/23	150,000	169,184
5.00%, 9/01/40	810,000	917,536
E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index, (1M USD LIBOR + 0.42%), 0.52%, 9/01/21(a)(c)	500,000	498,475
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	575,730
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 2.00%, 12/01/21	150,000	152,367
4.00%, 12/01/22	125,000	133,686

	Par	Value

Colorado (Continued)
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/23	$180,000	$198,014
University of Colorado Enterprise Variable Revenue Bonds, Series C, Green Bond, 2.00%, 10/15/24(a)(b)(c)	250,000	263,572
		11,260,941

Connecticut – 1.8%
Connecticut State GO Unlimited Bonds, Series A, 5.00%, 3/15/22	795,000	846,031
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	586,990
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	240,108
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	497,836
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series R, Trinity College, 5.00%, 6/01/32	265,000	338,341
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford, 5.00%, 7/01/24	240,000	259,807
5.00%, 7/01/25	260,000	285,584
5.00%, 7/01/31	500,000	553,785
4.00%, 7/01/39	120,000	118,650
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series C, Chesla Loan Program, 5.00%, 11/15/20	150,000	150,188
5.00%, 11/15/21	200,000	207,568

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Connecticut (Continued)
Connecticut State Special Tax Obligation Revenue Bonds, 5.00%, 5/01/32	$500,000	$647,245
Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/01/24	500,000	566,955
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	125,676
Hartford County Metropolitan District GO Unlimited Bonds, 5.00%, 7/15/35	750,000	924,840
		6,349,604

Delaware – 0.4%
Delaware State Health Facilities Authority Revenue Refunding Bonds, Christiana Health Care System, 5.00%, 10/01/45	1,000,000	1,225,780
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project, 5.00%, 7/01/32	250,000	252,080
5.00%, 7/01/48	100,000	95,385
		1,573,245

District of Columbia – 2.1%
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	369,008
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	107,524
District of Columbia Revenue Refunding Bonds, National Public Radio, Prerefunded, 4.00%, 4/01/26(e)	250,000	295,773
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	429,114
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%, 10/01/49	500,000	611,220

	Par	Value

District of Columbia (Continued)
District of Columbia Water & Sewer Authority Public Utility Revenue Subordinate Lien Bonds, Series A, Prerefunded, 5.00%, 10/01/23(e)	$650,000	$738,887
District of Columbia Water & Sewer Authority Public Utility Revenue Subordinate Lien Bonds, Series B, 5.00%, 10/01/37	750,000	893,790
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, 5.00%, 10/01/53	750,000	781,065
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	394,922
5.00%, 10/01/47	200,000	237,024
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/43	500,000	588,980
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, 4.00%, 7/15/40	1,000,000	1,171,830
Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	300,000	356,919
Washington Metropolitan Area Transit Authority Gross Revenue Bonds, Series B, 5.00%, 7/01/35	360,000	438,106
		7,414,162

Florida – 4.9%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	565,560
4.00%, 12/01/49	1,000,000	1,095,190

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Florida (Continued)
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	$750,000	$919,237
Broward County Port Facilities Subordinate Revenue Refunding Bonds, Series D (AMT), 5.00%, 9/01/21	750,000	774,787
Central Florida Expressway Authority Revenue Refunding Bonds, Senior Lien, 5.00%, 7/01/42	350,000	417,434
Davie Educational Facilities Revenue Bonds, Series B, Nova Southeastern University Project , Prerefunded, 5.00%, 4/01/23(e)	250,000	278,078
Florida State Board of Education Public Education GO Unlimited Refunding Bonds, Capital Outlay, Series E, 5.00%, 6/01/31	1,000,000	1,200,320
Florida State Development Finance Corp., Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project, 5.00%, 4/01/21	345,000	350,630
5.00%, 4/01/22	350,000	369,463
Florida State Housing Finance Corp., Multi Family Mortgage Adjustable Revenue Bonds, Series A, Parrish Oaks, 1.25%, 2/01/22(a)(b)(c)	1,000,000	1,010,860
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	364,932
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), 5.00%, 10/01/40	500,000	573,085
5.00%, 10/01/44	1,000,000	1,191,980
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/01/40	470,000	529,088

	Par	Value

Florida (Continued)
JEA Bulk Power Supply System Revenue Bonds, Scherer 4 Project, Series A, 3.00%, 10/01/22	$225,000	$225,396
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,642,040
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	714,894
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	873,592
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	559,235
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	250,000	283,938
Miami-Dade County HFA MFH Variable Revenue Bonds, 1.40%, 4/01/22(a)(b)(c)	500,000	503,825
Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds, Republic Drive/Universal, 5.00%, 4/01/22	200,000	205,958
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2, 0.00%, 10/01/25(g)	125,000	113,510
0.00%, 10/01/26(g)	275,000	242,487
0.00%, 10/01/27(g)	360,000	307,548
Tampa Capital Improvement Cigarette Tax Allocation Revenue CABS, Series A, 0.00%, 9/01/38(g)	250,000	138,560
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/23	150,000	166,166
5.00%, 7/01/25	150,000	177,210
5.00%, 7/01/26	125,000	150,999
5.00%, 7/01/27	125,000	153,773

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Florida (Continued)
Village Community Development District No. 13 Special Assessment, Limited Offering, 2.62%, 5/01/24	$500,000	$506,080
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	604,740
		17,210,595

Georgia – 3.1%
Atlanta Development Authority Revenue Bonds, Series A-1, Senior Lien, 5.00%, 7/01/30	200,000	221,812
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, Creekside at Adamsville Place, 1.95%, 5/01/21(a)(b)(c)	500,000	503,775
Bartow County Development Authority Revenue Bonds, Georgia Power Company Plant Bowen Project, 1.55%, 8/19/22(a)(b)(c)	500,000	506,575
Bartow County Development Authority Revenue Refunding Bonds, Series B, Georgia Power Company Plant Bowen Project, 2.05%, 11/19/21(a)(b)(c)	275,000	279,117
Bartow County Development Authority Variable Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 2.75%, 3/15/23(a)(b)(c)	500,000	522,205
Burke County Development Authority PCR Refunding Bonds, Georgia Power Company Plant Vogtle Project, 1.55%, 8/19/22(a)(b)(c)	100,000	101,315
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	232,662

	Par	Value

Georgia (Continued)
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	$500,000	$590,560
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Series S, Northeast Georgia Health System, Inc., Project (County Gtd), 5.50%, 8/15/54	500,000	577,140
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	600,517
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	178,698
Main Street Natural Gas Inc., Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/01/23	355,000	393,166
4.00%, 12/02/24(a)(b)(c)	100,000	113,388
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 5.00%, 5/15/21	750,000	766,650
4.00%, 9/01/23(a)(b)(c)	350,000	381,563
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 9/01/26(a)(b)(c)	1,110,000	1,280,518
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(a)(b)(c)	500,000	548,615
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture Series, 4.00%, 7/01/44	300,000	321,237
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	626,035

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Georgia (Continued)
Northwest Georgia Housing Authority MFH Revenue Bonds, Charles Height Apartments Project (FHA 221(D4) Insured), 1.54%, 8/01/21(a)(b)(c)	$400,000	$403,176
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University, 4.00%, 9/01/40	1,500,000	1,770,315
		10,919,039

Hawaii – 0.1%
Hawaii State Airports System Revenue Refunding Bonds (AMT), 5.00%, 7/01/23	500,000	514,285
Illinois – 8.4% Barrington Alternative Revenue Source GO Unlimited Bonds, 4.50%, 12/15/34	235,000	276,553
Bensenville GO Unlimited Bonds, Series B (AGM Insured), 5.00%, 12/30/24	245,000	257,826
Chicago Board of Education GO Unlimited Refunding Bonds, Series C, 5.00%, 12/01/20	200,000	200,598
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(g)	750,000	556,898
Chicago GO Unlimited Bonds, Series A, 5.00%, 12/01/21	500,000	500,865
5.50%, 1/01/49	100,000	105,696
Chicago GO Unlimited Refunding Bonds, Project Series A, 5.00%, 1/01/35	350,000	355,835
Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/22	300,000	307,755
5.00%, 1/01/23	400,000	414,580
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien, 5.00%, 1/01/31	1,045,000	1,144,954

	Par	Value

Illinois (Continued)
Chicago O’Hare International Airport Revenue Refunding Bonds, Senior Lien, Series A (AMT), 5.00%, 1/01/31	$250,000	$307,578
Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/26	395,000	436,175
Chicago Wastewater Transmission Revenue Bonds, Second Lien, 5.00%, 1/01/39	500,000	544,930
Cook County Sales TRB, 5.00%, 11/15/37	500,000	541,125
Hillside Incremental Tax Allocation Revenue Refunding Bonds, 5.00%, 1/01/24	100,000	101,993
Illinois State Finance Authority Revenue Bonds, Series A, Carle Foundation, 5.00%, 8/15/21	500,000	516,280
Illinois State Finance Authority Revenue Refunding Bonds, DePaul University, Unrefunded Balance, 5.50%, 10/01/23	450,000	459,851
5.50%, 10/01/25	545,000	556,930
Illinois State Finance Authority Revenue Refunding Bonds, Navistar International Corp., 4.75%, 8/01/30(a)(b)(c)(d)	100,000	101,396
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	367,850
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 5.00%, 11/15/21	1,100,000	1,147,212
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/23	500,000	550,535
Illinois State Finance Authority Revenue Refunding Bonds, Southern Illinois Healthcare, 5.00%, 3/01/22	300,000	317,346

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Illinois (Continued)
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	$500,000	$605,060
Illinois State GO Unlimited Bonds, 5.37%, 5/01/23	250,000	267,565
5.50%, 5/01/25	845,000	936,936
5.50%, 7/01/26	460,000	487,434
Illinois State GO Unlimited Refunding Bonds, 5.00%, 8/01/24	400,000	417,896
Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	120,003
Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	275,185
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 1.12%, 5/15/25(a)(c)	500,000	505,425
Illinois State Sales Tax Junior Obligations Revenue Bonds, Series A (BAM Insured), 4.00%, 6/15/34	620,000	668,992
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM Insured), 3.00%, 6/15/31	390,000	397,430
Illinois State Sales TRB, Build Illinois - Junior Obligation, 5.00%, 6/15/23	200,000	215,716
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/21(g)	410,000	404,235
0.00%, 6/15/25(g)	95,000	83,960
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	444,184
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	505,000	644,052

	Par	Value

Illinois (Continued)
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	$215,000	$244,367
Kane, McHenry, Cook & DeKalb Counties, Illinois School District, GO Unlimited Refunding Bonds, 4.25%, 1/01/23	500,000	502,675
Macon County School District No. 61 GO Unlimited Bonds, Series A (AGM Insured), 5.25%, 1/01/25	745,000	751,027
Madison, Macoupin Etc. Counties Community College District No. 536 GO Unlimited Refunding Bonds, Lewis & Clark Community (AGM Insured), 4.00%, 5/01/21	675,000	686,650
4.00%, 5/01/23	700,000	757,722
Metropolitan Pier and Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project, 5.00%, 6/15/42	500,000	560,165
5.00%, 6/15/50	500,000	548,400
Moline GO Unlimited Refunding Bonds, Series F, 5.00%, 11/01/24	750,000	750,000
Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	459,681
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/01/34	750,000	1,028,797
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	414,057
Sales Tax Securitization Corp., Revenue Refunding Bonds, Second Lien Series A, 4.00%, 1/01/38	250,000	270,855

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Illinois (Continued)
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 5.00%, 12/01/25	$300,000	$358,116
4.00%, 12/01/39	250,000	281,505
Southern Illinois State University Revenue Bonds, Series A, Housing & Auxiliary Facilities System (NATL Insured), 5.25%, 4/01/21	1,000,000	1,008,870
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured), 5.00%, 12/30/26	200,000	245,050
4.00%, 12/30/38	500,000	561,660
4.00%, 12/30/40	500,000	557,640
Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	291,213
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Bonds (AGM Insured), 4.00%, 1/01/22	975,000	999,141
4.00%, 1/01/34	650,000	710,313
Will County Community School District No. 161 Summit Hill Refunding GO Unlimited Bonds, 4.00%, 1/01/24	470,000	515,167
Winnebago Boone Etc. Counties Community College District No. 511 GO Unlimited Refunding Bonds, Series A, Rock Valley College (AGM Insured), 5.00%, 1/01/21	500,000	503,475
		29,551,380

Indiana – 2.1%
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	125,000	125,096
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects, 0.00%, 7/15/25(g)	450,000	434,065
0.00%, 7/15/28(g)	900,000	812,934
0.00%, 1/15/29(g)	560,000	499,604

	Par	Value

Indiana (Continued)
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp., Project, 5.00%, 6/01/39	$100,000	$102,928
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, 1.65%, 7/01/22(a)(b)(c)	50,000	50,706
Indiana State Finance Authority Private Activity Revenue Bonds (AMT), Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	600,000	637,908
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project, 5.00%, 10/01/22	265,000	280,497
5.00%, 10/01/23	585,000	634,994
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series B, Fieldhouse Project, 1.45%, 6/01/21	1,000,000	999,880
Indianapolis MFH Revenue Bonds, Regency Park Apartments, Series A, 1.40%, 9/01/21(a)(b)(c)	1,000,000	1,008,090
Knox Middle School Building Corp., Revenue Bonds (State Intercept), 5.00%, 1/15/27	440,000	548,544
Warrick County, Indiana Environmental Improvement Variable Revenue Bonds (AMT), Vectren Energy Delivery, 0.88%, 9/01/23(a)(b)(c)	1,000,000	998,920
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	275,000	334,642
		7,468,808

Iowa – 0.4%
Iowa State Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Iowa Fertilizer Company Project, 3.13%, 12/01/22	85,000	86,068

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Iowa (Continued)
Iowa State Finance Authority Midwestern Economic Development Variable Revenue Bonds, CJ Bio America Inc., Project (Korea Development Bank LOC), 0.32%, 11/10/20(a)(c)(h)	$1,000,000	$1,000,000
PEFA, Inc. Gas Project Revenue Bonds, 5.00%, 9/01/26(a)(b)(c)	150,000	181,247
		1,267,315

Kentucky – 2.8%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	464,776
Kentucky State Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/22(g)	500,000	486,790
0.00%, 10/01/24(g)	280,000	263,225
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	267,458
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living, 5.00%, 5/15/46	100,000	96,914
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	327,453
Kentucky State Economic Development Finance Authority Solid Waste Revenue Refunding Bonds, Series A (AMT), Republic Services, Inc., Project, 0.28%, 12/01/20(a)(b)(c)	250,000	250,065
Kentucky State Housing Corp., Revenue Bonds, City View Park Project, 1.16%, 8/01/22(a)(b)(c)	2,000,000	2,022,740

	Par	Value

Kentucky (Continued)
Kentucky State Housing Corp., Variable Revenue Bonds, Beecher Phase I Project, 2.00%, 9/01/21(a)(b)(c)	$480,000	$486,259
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(b)(c)	475,000	522,543
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	250,000	281,975
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply, 4.00%, 2/01/28(a)(b)(c)	500,000	583,490
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/25(a)(b)(c)	650,000	724,497
Lexington-Fayette Urban County Government Lease Revenue Bonds, Series A, 5.25%, 6/01/26	500,000	512,280
Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Norton Healthcare, Inc., 5.00%, 10/01/26(a)(b)(c)	1,000,000	1,214,150
Louisville & Jefferson County Metropolitan Government Pollution Control Variable Revenue Refunding Bonds, Louisville Gas & Electric Company Project, 1.85%, 4/01/21(a)(b)(c)	905,000	908,891
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/23	500,000	554,160
		9,967,666

Louisiana – 1.0%
Louisiana State Housing Corp., MFH Variable Revenue Bonds, Hollywood Acres & Hollywood Heights Project, Series 2019, 1.44%, 12/01/21(a)(b)(c)	1,000,000	1,011,370

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Louisiana (Continued)
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Loop LLC Project, 2.00%, 10/01/22(a)(b)(c)	$515,000	$519,738
Louisiana State Public Facilities Authority Revenue Refunding CABS, Loyola University Project, 0.00%, 10/01/22(g)	300,000	284,046
Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	572,575
Saint James Parish Variable Revenue Bonds, Series A-1, Nucor Steel, 0.21%, 11/10/20(a)(c)(h)	400,000	400,000
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.00%, 4/01/23(a)(b)(c)	600,000	601,122
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	126,224
		3,515,075

Maine – 0.5%
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, 5.00%, 7/01/27	215,000	268,210
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/01/28	650,000	801,067
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	571,680
		1,640,957

	Par	Value

Maryland – 2.6%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	$500,000	$437,700
Baltimore County GO Unlimited Bonds, 5.00%, 3/01/25	1,265,000	1,518,810
Maryland State & Local Facilities GO Unlimited Bonds, Loan of 2013-1, Prerefunded, 4.00%, 3/01/21(e)	600,000	607,524
Maryland State Community Development Administration Department Housing & Community Development MFH Revenue Bonds, Series A, Bay Country Apartments, 2.52%, 2/01/21(d)	1,000,000	1,003,050
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/01/22	260,000	275,436
Maryland State Economic Development Corp., PCR Refunding Bonds, Potomac Electric Power Company, 1.70%, 9/01/22	500,000	509,245
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Projects, 5.00%, 3/31/36	325,000	319,807
5.00%, 3/31/51	235,000	230,309
Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	537,430
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	300,000	349,866
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Medstar Health Issue, Series A, 5.00%, 5/15/45	430,000	501,337

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Maryland (Continued)
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System, 5.00%, 7/01/24	$350,000	$398,706
5.00%, 7/01/27	1,320,000	1,609,753
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Arundel Health Systems, 5.00%, 7/01/29	250,000	302,050
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	185,000	193,059
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	126,164
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, University of Maryland, 5.00%, 7/01/27(a)(b)(c)	200,000	245,866
		9,166,112

Massachusetts – 1.4%
Massachusetts State Consolidated Loan GO Limited Bonds, Series E, 5.25%, 9/01/48	500,000	627,210
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/01/23(a)(b)(c)	500,000	547,515
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health, 5.00%, 7/01/38	100,000	122,988

	Par	Value

Massachusetts (Continued)
Massachusetts State Development Finance Agency Variable Revenue Refunding Bonds, Partners Healthcare, (SIFMA Municipal Swap Index Yield + 0.50%), 0.62%, 1/26/23(a)(c)	$500,000	$499,620
Massachusetts State Educational Financing Authority Revenue Bonds, Series J (AMT), 5.00%, 7/01/21	500,000	512,500
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,792,017
Massachusetts State HFA Revenue Bonds, Colonial Village Projects, 1.45%, 1/01/22(a)(b)(c)	760,000	768,147
		4,869,997

Michigan – 1.5%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured), 5.00%, 7/01/22	500,000	535,960
5.00%, 7/01/43	100,000	111,361
5.00%, 7/01/48	200,000	222,046
Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	54,561
Great Lakes Water Authority Sewage Disposal System Revenue Refunding Bonds Second Lien, Series C, 5.00%, 7/01/36	370,000	442,032
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds, 5.00%, 7/01/29	425,000	505,083
4.50%, 10/01/29	250,000	260,798
Michigan State Finance Authority Revenue Refunding Bonds, Michigan Health, 5.00%, 6/01/23	390,000	435,747
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp., Prerefunded, 5.00%, 6/01/22(e)	250,000	268,275

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Michigan (Continued)
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	$515,000	$599,589
Michigan State Finance Authority Variable Revenue Bonds, Bronson Healthcare Group, 3.50%, 11/15/22(a)(b)(c)	250,000	264,212
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	494,012
Michigan State Strategic Fund Limited Obligation Adjustable Revenue Refunding Bonds, Detroit Edison Co., Pollution Control Bonds Project, 1.45%, 9/01/21(a)(b)(c)	600,000	602,118
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(a)(b)(c)	500,000	515,255
		5,311,049

Minnesota – 0.9%
Brooklyn Center MFH Development Variable Revenue Bonds, Sonder House Apartments Project, 1.35%, 7/01/22(a)(b)(c)	1,500,000	1,502,370
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	250,000	254,335
Goodhue County Education District No. 6051 COPS, 5.00%, 2/01/21	340,000	343,672
Minnesota State HFA Housing Bonds, White Oak Estates, Series F (HUD Sector 8 Program), 1.35%, 8/01/21	1,000,000	1,001,700
		3,102,077

	Par	Value

Mississippi – 0.2%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	$265,000	$318,583
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	400,000	451,676
		770,259

Missouri – 0.7%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Series A, Iatan 2 Project, 5.00%, 1/01/33	310,000	345,876
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Refunding Bonds, A.T. Still University Health Science, 5.00%, 10/01/22	725,000	780,760
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System, Inc., 5.00%, 11/15/23	150,000	170,460
5.00%, 11/15/30	250,000	297,243
RBC Municipal Products Inc., Trust Floater Certificates Revenue Bonds, Series C-16 for Missouri Health (Royal Bank of Canada LOC), 0.19%, 11/10/20(a)(c)(d)(h)	500,000	500,000
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	300,000	317,202
		2,411,541

Nebraska – 0.4%
Central Plains Energy Gas Project Revenue Bonds, Project No. 3, 5.00%, 9/01/22	500,000	539,310

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Nebraska (Continued)
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 4.00%, 8/01/25(a)(b)(c)	$225,000	$257,643
Douglas County Hospital Authority No. 2 Revenue Bonds, Children’s Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	714,978
		1,511,931

Nevada – 2.1%
Clark County Passenger Facility Charge Revenue Refunding Bonds, Las Vegas Mccarran International, 5.00%, 7/01/22	200,000	214,592
Clark County School District GO Limited Bonds, Series A (AGM Insured), 4.00%, 6/15/38	500,000	580,765
Clark County School District GO Limited Refunding Bonds, Series C, Building, 5.00%, 6/15/23	500,000	555,750
Clark County School District GO Limited Refunding Bonds, Series D, 5.00%, 6/15/23	300,000	333,450
Clark County School District GO Limited Refunding Bonds, Series E, 5.00%, 6/15/25	1,330,000	1,582,421
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	599,080
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	250,000	287,332
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,177,230
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	100,000	100,098

	Par	Value

Nevada (Continued)
Nevada State Housing Division Multi-Unit Holding Revenue Bonds, Silver Terrace Apartments, 1.19%, 4/01/21(a)(b)(c)	$500,000	$501,580
Reno Sales Tax Revenue Refunding Bonds, First Lien, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	500,000	543,090
Sparks Nevada Tourism Improvement District No. 1 Revenue Refunding Bonds, Series A, Sales Tax Senior Lien, 2.50%, 6/15/24(d)	300,000	297,123
Washoe County Water Facilities Variable Revenue Refunding Bonds (AMT), Sierra Pacific, 2.05%, 4/15/22(a)(b)(c)	500,000	510,085
		7,282,596

New Hampshire – 0.3%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	717,844	781,552
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	193,405
		974,957

New Jersey – 3.3%
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	1,170,000	1,463,073
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners, 5.00%, 6/15/37	190,000	198,989
5.12%, 6/15/43	350,000	366,352
New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	250,890

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

New Jersey (Continued)
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.00%, 1/01/24	$150,000	$167,025
5.25%, 1/01/25	100,000	111,789
5.37%, 1/01/43	100,000	109,321
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance, 5.00%, 3/01/21	400,000	405,496
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, 5.00%, 7/01/29	100,000	106,239
New Jersey State EDA Revenue Refunding Bonds, Series XX, 5.00%, 6/15/23	170,000	186,366
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	323,583
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	775,000	814,385
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/32	500,000	629,000
5.00%, 7/01/33	1,000,000	1,251,300
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnajas Health Obligated Group, 5.00%, 7/01/26(a)(b)(c)	400,000	489,884
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program, 5.25%, 6/15/43	625,000	709,475
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Bonds, Series A, 5.25%, 12/15/22	1,000,000	1,090,050

	Par	Value

New Jersey (Continued)
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	$100,000	$114,278
New Jersey State Turnpike Authority Revenue Bonds, Series A, 5.00%, 1/01/27	305,000	378,020
5.00%, 1/01/33	230,000	260,326
New Jersey State Turnpike Authority Turnpike Revenue Refunding Bonds, Series E, 5.00%, 1/01/31	255,000	314,109
Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	500,000	546,325
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds (AMT), Series A, Covanta Union, Inc., 5.25%, 12/01/31	1,500,000	1,570,620
		11,856,895

New Mexico – 0.3%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/24(a)(b)(c)	250,000	250,757
New Mexico State Hospital Equipment Loan Council Variable Revenue Bonds, Series B, 5.00%, 8/01/25(a)(b)(c)	500,000	583,270
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A, 5.00%, 5/01/25(a)(b)(c)	275,000	325,306
		1,159,333

New York – 8.7%
Hempstead Town Local Develop Corp. Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	255,570

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

New York (Continued)
Hudson Yards Infrastructure Corp., Senior Revenue Bonds Fiscal 2012, 5.75%, 2/15/47	$300,000	$304,356
Liberty Development Corp., Revenue Bonds, 5.50%, 10/01/37	110,000	156,925
Long Beach GO Limited Bonds, Series A, 5.00%, 9/01/28	665,000	802,921
Metropolitan Transportation Authority Revenue BANS, Series A-1, 5.00%, 2/01/23	750,000	762,660
Metropolitan Transportation Authority Revenue BANS, Series A-2S, 4.00%, 2/01/22	750,000	749,242
Metropolitan Transportation Authority Revenue BANS, Series B-2A, 5.00%, 5/15/21	875,000	881,405
Metropolitan Transportation Authority Revenue Bonds, Series A-1-Group 1, Green Bond, 5.00%, 11/15/49	500,000	540,535
Metropolitan Transportation Authority Transportation Revenue Bonds, Series E, 4.00%, 11/15/23	535,000	542,704
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Green Bonds, Climate, 4.00%, 11/15/22	730,000	737,453
Metropolitan Transportation Authority, New York Transportation Variable Rate Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 0.55%, 2/01/25(a)(c)	1,000,000	888,870
Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	800,000	1,022,608
Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project, 4.00%, 7/01/50	1,000,000	1,126,830

	Par	Value

New York (Continued)
Nassau County Local Economic Assistance Corp., Revenue Refunding Bonds, South Nassau Communities Hospital Project, 5.00%, 7/01/21	$715,000	$735,621
New York City Housing Development Corp., MFH Revenue Bonds, Series C-2-A, 2.35%, 7/01/22	500,000	502,805
New York City Transitional Finance Authority Adjustable Future Tax Secured Subordinate Revenue Bonds, 0.10%, 11/03/20(a)(c)(h)	500,000	500,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	400,000	452,520
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,176,950
New York GO Unlimited Bonds, Series 1, 4.00%, 8/01/27	625,000	743,331
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	299,673
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	670,152
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Fordham University, 4.00%, 7/01/50	600,000	665,592
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, 4.00%, 7/01/50	1,000,000	1,113,220
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Catholic Health System Obligated, 5.00%, 7/01/36	400,000	477,644

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

New York (Continued)
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	$300,000	$330,207
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Master Boces Program (State Aid Withholding), 5.00%, 8/15/26	455,000	554,135
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(a)(b)(c)	1,250,000	1,408,800
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	239,920
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	1,000,000	1,072,790
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D, 4.00%, 2/15/39	500,000	573,780
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	485,817
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project, 5.15%, 11/15/34(d)	500,000	518,575
5.37%, 11/15/40(d)	150,000	155,069
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT), 2.85%, 4/01/22	360,000	369,936
2.90%, 10/01/22	140,000	145,330

	Par	Value

New York (Continued)
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	$250,000	$258,505
New York State Transportation Development Corporation Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	544,835
New York State Urban Development Corp., State Personal Income Tax Revenue Refunding Bonds, 4.00%, 3/15/45	500,000	563,825
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	296,643
Onondaga County Trust Cultural Resource Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/47	500,000	569,905
Oyster Bay GO Limited BANS, Series C, 4.00%, 8/27/21	1,000,000	1,029,000
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	985,974
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	1,065,000	1,339,472
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	561,095
Sales Tax Asset Receivable Corp., Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/30	245,000	286,946

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

New York (Continued)
Suffolk County GO Limited Refunding Bonds, Series D (BAM Insured), 5.00%, 10/15/24	$390,000	$455,274
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, MTA Bridges and Tunnels, 4.00%, 11/15/54	1,500,000	1,690,350
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	107,537
		30,653,307

North Carolina – 1.1%
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Deerfield Episcopal Retirement Community, 4.00%, 11/01/21	150,000	153,794
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Vidant Health, 5.00%, 6/01/45	500,000	567,970
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	255,472
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, 5.00%, 9/01/37	155,000	156,710
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	105,530
North Carolina State Turnpike Authority Revenue Refunding Bonds, Senior Lien, 5.00%, 1/01/40	550,000	652,404

	Par	Value

North Carolina (Continued)
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	$400,000	$434,856
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	609,015
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS, 5.00%, 2/01/24	200,000	225,954
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT), 5.00%, 5/01/36	500,000	624,005
		3,785,710

North Dakota – 0.4%
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	585,900
Watford City North Dakota State Aid Certificates Indebtedness Revenue Refunding Bonds (AGM Insured), 3.00%, 12/01/23	800,000	836,032
		1,421,932

Ohio – 3.5%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital, 5.00%, 11/15/26	350,000	423,304
5.00%, 11/15/27	370,000	454,060
Allen County Ohio Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health, Inc., 5.00%, 12/01/28	400,000	517,696
American Municipal Power Ohio, Inc., Revenue BANS, Carey Village Project, Electric System (State Standby Note Purchase Insured), 2.25%, 12/03/20	765,000	766,239

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Ohio (Continued)
American Municipal Power-Ohio, Inc., Variable Revenue Refunding Bonds, Series A, 2.30%, 2/15/22(a)(b)(c)	$1,250,000	$1,263,375
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 4.00%, 6/01/39	650,000	752,966
5.00%, 6/01/55	850,000	909,372
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	180,983
Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp., Revenue Refunding Bonds, 5.00%, 8/01/23	370,000	403,185
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	542,975
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center, 5.00%, 12/01/34	170,000	171,532
5.00%, 12/01/35	525,000	529,505
5.00%, 12/01/36	305,000	307,513
Franklin County Revenue Bonds, Series A, 5.00%, 12/01/36	300,000	378,174
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.12%, 12/01/49	100,000	101,702
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	288,603
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 8/01/41(f)	500,000	541,615

	Par	Value

Ohio (Continued)
Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(a)(b)(c)	$500,000	$516,365
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	50,409
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	1,105,641
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	172,134
Ohio State Hospital Revenue Refunding Bonds, Series A, 4.00%, 1/15/50	325,000	354,595
Ohio State Housing Finance Agency MFH Revenue Notes, Wesley Tower Apartments Project, 1.40%, 6/01/21(a)(b)(c)	1,500,000	1,508,475
		12,240,418

Oklahoma – 1.4%
Bryan County School Finance Authority Educational Facilities Lease Revenue Refunding Bonds, Durant Public Schools Project, 4.00%, 12/01/23	620,000	685,850
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	594,540
Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	600,000	668,106
Muskogee Industrial Trust Educational Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/23	900,000	1,005,372

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Oklahoma (Continued)
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	$50,000	$49,995
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	650,121
Wagoner County School Development Authority Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, 4.00%, 9/01/23	1,060,000	1,150,800
		4,804,784

Oregon – 1.3%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	607,275
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	500,000	575,650
Multnomah County School District No. 1J Portland GO Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/24	250,000	292,143
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	1,000,000	1,139,130
Oregon State Housing & Community Services Department Housing Development Revenue Bonds, Series I, Ya Po Ah Terrace Project (HUD Sector 8 Program), 2.20%, 5/01/21(a)(b)(c)	500,000	504,390
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport, 5.00%, 7/01/40	615,000	758,885
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	885,675
		4,763,148

	Par	Value

Pennsylvania – 4.8%
Allegheny County Hospital Development Authority Revenue Refunding Bonds, University of Pittsburgh Medical Center, 5.00%, 7/15/21	$100,000	$103,154
Allegheny County Sanitary Authority Revenue Bonds, Series B, 4.00%, 6/01/25	100,000	115,961
Berks County Municipal Authority Revenue Refunding Bonds, Series B, Tower Health Project, 5.00%, 2/01/25(a)(b)(c)	500,000	537,895
5.00%, 2/01/27(a)(b)(c)	500,000	549,655
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	355,908
Cumberland County Municipal Authority Revenue Bonds, AICUP Financing Program-Messiah College Project, 3.75%, 4/30/22(a)(b)(c)	500,000	503,045
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured), 5.50%, 8/01/28	225,000	291,119
Doylestown Hospital Authority Revenue Bonds, Series A, Doylestown Hospital, 5.00%, 7/01/49	165,000	183,624
Lackawanna County IDA Revenue Refunding Bonds, University of Scranton, 5.00%, 11/01/21	375,000	390,874
Lancaster County GO Unlimited Refunding Bonds, Series A, 4.00%, 11/01/25	275,000	319,382
Lancaster County Hospital Authority Healthcare Facilities Revenue Bonds, Series B, Maravian Manors, Inc., Project, 2.87%, 12/15/23	250,000	246,000
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 0.70%, 11/01/24(a)(c)	480,000	478,445

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Pennsylvania (Continued)
Lehigh County IDA Revenue Refunding Bonds, PPL Electric Utilities Corp., Project, 1.80%, 8/15/22(a)(b)(c)	$330,000	$333,587
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	808,072
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,742,145
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 5.00%, 4/15/24	1,200,000	1,378,440
5.00%, 4/15/25	200,000	237,670
4.00%, 4/15/45	500,000	552,475
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University, 5.00%, 9/01/39	500,000	560,040
Pennsylvania State Higher Educational Facilities Authority Variable Revenue Refunding Bonds, AICUP Financing Program-York College of Pennsylvania Project, 2.87%, 4/30/21(a)(b)(c)	500,000	499,880
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	1,135,000	1,176,496
Pennsylvania State Housing Finance Agency Special Limited Obligation MFH Revenue Bonds, Norris Homes Phase V, 1.40%, 1/01/23(a)(b)(c)	1,000,000	1,016,310
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 0.82%, 12/01/23(c)	500,000	502,725

	Par	Value

Pennsylvania (Continued)
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/30	$510,000	$607,573
5.00%, 7/01/33	400,000	467,500
5.00%, 7/01/35	155,000	179,998
Philadelphia Authority for Industrial Development Temple University Revenue Refunding Bonds, Series 1-2015, 5.00%, 4/01/33	400,000	458,056
Philadelphia Authority for Industrial Development University Revenue Refunding Bonds, Saint Joseph’s University, 4.00%, 11/01/45	500,000	541,675
Philadelphia City Water & Wastewater Revenue Bonds, Series A, Prerefunded, 5.00%, 1/01/21(e)	500,000	503,845
Philadelphia School District GO Limited Bonds, Series A (State Aid Withholding), 4.00%, 9/01/35	300,000	345,252
Philadelphia School District GO Limited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 9/01/33	500,000	623,680
Wilkes-Barre Area School District GO Limited Bonds (BAM State Aid Withholding), 5.00%, 4/15/23	200,000	220,774
		16,831,255

Puerto Rico – 0.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series A, Senior Lien, 5.25%, 7/01/42	815,000	839,450
Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT-RSA-1, 5.00%, 7/01/32(i)	65,000	45,013
5.00%, 7/01/37(i)	240,000	166,200
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ-RSA-1, 5.25%, 7/01/23(i)	175,000	121,187

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Puerto Rico (Continued)
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	$215,000	$225,679
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1, 0.00%, 7/01/27(g)	725,000	550,865
		1,948,394

Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	576,620

South Carolina – 0.6%
Connector 2000 Association, Inc. Toll Road Revenue CABS, Senior Series A-1, 0.00%, 1/01/32(g)	400,000	183,208
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	471,616
5.00%, 5/01/43	415,000	479,869
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 10/01/25(a)(b)(c)	850,000	1,011,168
		2,145,861

Tennessee – 0.9%
Greeneville Health & Educational Facilities Board MFH Revenue Bonds, People RD Portfolio Project, 1.45%, 12/01/21(a)(b)(c)	500,000	505,955
Greeneville Health & Educational Facilities Board Revenue Refunding Bonds, Ballad Health Obligation Group, 5.00%, 7/01/31	140,000	152,020

	Par	Value

Tennessee (Continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/46	$500,000	$571,075
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	420,000	423,587
Metropolitan Government of Nashville & Davidson County Health & Education Facilities Board Revenue Bonds, Vanderbilt Medical Center, 5.00%, 7/01/40	400,000	461,672
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,206,080
		3,320,389

Texas – 7.7%
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	1,380,000	1,593,748
Austin Airport System Revenue Bonds, Series B (AMT), 5.00%, 11/15/32	100,000	125,189
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	400,000	406,156
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	209,530
Central Regional Mobility Authority Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 1/01/22	300,000	315,321
Central Regional Mobility Authority Revenue Refunding Bonds, Series A, Senior Lien, Prerefunded, 5.00%, 1/01/23(e)	635,000	698,221

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Texas (Continued)
Central Texas Regional Mobility Authority Revenue Refunding Bonds, Senior Lien, Series A, 5.00%, 1/01/49	$500,000	$602,155
Dallas Independent School District GO Unlimited Bonds, 2020-Multi-Modal (PSF, Gtd), Unrefunded Balance, 5.00%, 2/15/22(a)(b)(c)	195,000	206,573
Dallas Texas Housing Finance Corp., Estates at Shiloh Revenue Bonds, 1.51%, 7/01/23(a)(b)(c)	500,000	510,090
Dallas-Fort Worth International Airport Improvement Revenue Bonds, Series B, 5.00%, 11/01/44	350,000	372,218
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series C, 5.00%, 11/01/34	445,000	491,609
Dallas-Fort Worth International Airport Joint Revenue Refunding Bonds, Series A (AMT), 5.25%, 11/01/30	1,100,000	1,224,619
Dallas-Fort Worth International Airport Revenue Bonds, Series H (AMT), Prerefunded, 5.00%, 11/01/21(e)	400,000	418,324
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	452,996
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	1,265,000	1,449,918
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Bonds, Memorial Hermann Health System, 5.00%, 12/01/22(a)(b)(c)	100,000	108,947
5.00%, 12/01/24(a)(b)(c)	1,000,000	1,171,800

	Par	Value

Texas (Continued)
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Hospital Memorial Hermann Health, Prerefunded, 5.00%, 12/01/22(e)	$300,000	$329,052
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children’s Hospital, 4.00%, 10/01/38	350,000	407,635
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	183,181
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	130,849
Houston Airport System Revenue Refunding Bonds, Subseries D, 5.00%, 7/01/22	555,000	596,936
Houston Airport System Subordinate Revenue Refunding Bonds, Series B, 5.00%, 7/01/26	500,000	613,835
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	539,636
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp. Project, 5.00%, 5/15/35	250,000	313,895
Montgomery County Toll Road Authority Revenue Bonds, Senior Lien, 5.00%, 9/15/37	500,000	549,445
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	100,252

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Texas (Continued)
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	$250,000	$278,350
North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/01/26	70,000	79,514
Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/24(a)(b)(c)	350,000	362,779
Northside Texas Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.75%, 8/01/23(a)(b)(c)	1,000,000	1,060,030
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	374,344
San Antonio Airport System Revenue Refunding Bonds, Subordinate Lien, Series A (AMT), 5.00%, 7/01/30	250,000	308,573
San Antonio Housing Trust Finance Corp., MFH Variable Revenue Bonds, Majestic Ranch Apartments (FHA 221(D4) Insured), 1.40%, 1/01/22(a)(b)(c)	1,000,000	1,010,140
San Antonio Water Variable Revenue Bonds, Series A, Junior Lien, 2.63%, 5/01/24(a)(b)(c)	1,125,000	1,197,360
Tarrant County Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds, Cook Children’s Medical Center, 4.00%, 12/01/45	1,030,000	1,164,621

	Par	Value

Texas (Continued)
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility Revenue Refunding Bonds, Buckner Retirement Services, 5.00%, 11/15/20	$185,000	$185,211
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation, 5.00%, 2/15/34	400,000	475,364
5.00%, 2/15/47	700,000	814,779
Texas City Industrial Development Corp. Revenue Bonds, Series 2012, NRG Energy Project, 4.12%, 12/01/45	545,000	566,201
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	297,215
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,000,000	1,136,760
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Senior Lien, Blueridge Transportation, 5.00%, 12/31/45	500,000	543,955
5.00%, 12/31/55	200,000	216,622
Texas State Private Activity Bond Surface Transportation Corp., Revenue Refunding Bonds, Senior Lien, North Tarrant Express, 4.00%, 12/31/38	750,000	836,002
Texas State Transportation Commission Central Turnpike System Revenue Refunding Bonds, Series A, 5.00%, 8/15/39	750,000	955,777
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	100,000	111,609

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Texas (Continued)
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	$100,000	$113,278
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(g)	480,000	372,115
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	611,816
		27,194,545

Utah – 0.4%
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	805,000	916,122
Utah State Housing Corp., MFH Revenue Bonds, Lincoln Apartments Project, 1.54%, 8/01/21(a)(b)(c)	500,000	504,155
		1,420,277

Virginia – 3.5%
Botetourt County Residential Care Facility Revenue Refunding Bonds, Series A, Glebe, Inc., 4.75%, 7/01/23	175,000	179,666
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,177,390
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	300,000	335,454
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	843,570
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	632,075
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	518,960

	Par	Value

Virginia (Continued)
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, 5.00%, 12/01/42	$180,000	$187,594
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., 5.00%, 10/01/36	150,000	161,805
Fairfax County EDA Revenue Refunding Bonds, Wiehle Avenue Metrorail Station, 5.00%, 8/01/33	1,000,000	1,331,970
Fairfax County IDA Health Care Revenue Bonds, Inova Health System, 4.00%, 5/15/42	250,000	260,092
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/23(a)(b)(c)	500,000	556,815
Fairfax County Water Authority Revenue Refunding Bonds, 5.00%, 4/01/45	500,000	602,815
Hampton Roads Transportation Accountability Commission Revenue BANS, Series A, 5.00%, 7/01/22	750,000	807,577
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, Senior Lien, 5.50%, 7/01/57	300,000	371,361
James City County EDA Residential Care Facilities Variable Revenue Bonds, United Methodist Home, 6.00%, 6/01/43	63,778	66,017
Newport News Economic Development Authority Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	200,000	210,794
Spotsylvania County EDA Housing Revenue Bonds, Palmers Creek Apartments Project (FHA 221(D4) GNMA Insured), 1.45%, 2/01/22(a)(b)(c)	500,000	505,730

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Virginia (Continued)
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/56	$50,000	$55,706
Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project, 5.00%, 7/01/49	600,000	618,318
Virginia State Small Business Financing Authority Revenue Bonds (AMT), Senior Lien, 95 Express Lane, 5.00%, 7/01/34	800,000	829,264
Virginia State Small Business Financing Authority Revenue Bonds (AMT), Senior Lien, Elizabeth River Crossings OpCo, LLC Project, 4.50%, 1/01/23	135,000	141,526
5.00%, 1/01/27	250,000	262,542
Virginia State Small Business Financing Authority Revenue Bonds, Senior Lien (AMT), Express Lanes LLC, 5.00%, 7/01/34	225,000	233,231
Westmoreland County IDA Lease Revenue BANS, Westmoreland County High School, 2.00%, 6/01/22	500,000	508,975
York County EDA PCR Bonds, Series A, Electric & Power, 1.90%, 6/01/23(a)(b)(c)	1,000,000	1,031,750
		12,430,997

Washington – 4.1%
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bond, 5.00%, 11/01/31	1,000,000	1,208,190
Energy Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/36	1,200,000	1,577,196

	Par	Value

Washington (Continued)
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	$550,000	$657,679
King County School District No. 210 Federal Way GO Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/01/33	500,000	588,370
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	305,162
Port of Seattle Airport Revenue Bonds Intermediate Lien (AMT), 5.00%, 4/01/32	490,000	601,122
5.00%, 4/01/44	500,000	587,440
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	552,740
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.35%), 0.47%, 11/01/22(c)	900,000	900,999
Snohomish County Housing Authority Revenue Bonds, 5.00%, 4/01/21	545,000	554,576
Washington State GO Unlimited Bonds, Series A-1, 5.00%, 8/01/40	1,000,000	1,187,900
Washington State GO Unlimited Bonds, Series C, 5.00%, 2/01/26	350,000	432,068
5.00%, 2/01/40	2,000,000	2,574,180
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	519,625
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/01/26(a)(b)(c)	615,000	728,271
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 5.00%, 5/01/22	215,000	228,289

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Par	Value

Washington (Continued)
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	$250,000	$268,373
Washington State Housing Finance Commission Revenue Bonds, Columbia Park Apartments Project (FHA/GNMA Insured), 1.39%, 7/01/21(a)(b)(c)	1,000,000	1,006,400
		14,478,580

West Virginia – 0.1%
Princeton Hospital Revenue Refunding Bonds, Princeton Community Hospital Project, 5.00%, 5/01/22	500,000	529,745

Wisconsin – 2.6%
Barneveld School District Revenue BANS, 4.00%, 3/01/24	500,000	505,300
Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,111,150
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	102,702
PFA Educational Revenue Bonds, Piedmont Community Charter School, 5.00%, 6/15/39	490,000	559,325
5.00%, 6/15/49	150,000	167,931
PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	351,348
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	541,850
PFA Revenue Bonds, Roseman University of Health System, 5.00%, 4/01/50(d)	250,000	263,023
PFA Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., 0.30%, 2/01/21(a)(b)(c)	1,000,000	1,000,000

	Par	Value

Wisconsin (Continued)
Wisconsin State COPS, 5.00%, 3/01/23	$500,000	$507,405
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series B, Marshfield Clinic, 5.00%, 2/15/24	1,000,000	1,050,180
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Beloit Health System, Inc., 5.00%, 7/01/23	645,000	717,221
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	260,223
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 5.00%, 11/15/39	350,000	411,925
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	1,000,000	1,180,630
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Prerefunded, 4.50%, 7/01/22(e)	400,000	428,160
		9,158,373

Total Municipal Bonds (Cost $334,029,938)		339,600,642

	Number of Shares

Investment Companies – 0.3%
iShares National Muni Bond ETF	10,820	1,245,598

Total Investment Companies (Cost $1,228,764)		1,245,598

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

	Number of Shares	Value

Short-Term Investments – 3.0%
Money Market Fund – 3.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.00%(j)	10,508,076	$10,508,076

Total Short-Term Investments (Cost $10,508,076)		10,508,076

Total Investments – 99.4% (Cost $345,766,778)		351,354,316

Other Assets less Liabilities – 0.6%		2,097,721

NET ASSETS – 100.0%		$353,452,037

Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable rate security. Rate as of October 31, 2020 is disclosed.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(e)	Maturity date represents the prerefunded date.
(f)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2020.
(g)	Zero coupon bond.
(h)

Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(i)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(j)	7-day current yield as of October 31, 2020 is disclosed.

Abbreviations:
1M	1 Month
3M	3 Month
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Authority
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Municipal Bond Fund

LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
NATL	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
TRB	Tax Revenue Bonds
USD	United States Dollar

Municipal Issue Type (%)(a)
Revenue Bonds	81.0
General Obligation Unlimited Bonds	8.9
General Obligation Limited Bonds	3.0
Certificates of Participation	1.2
Revenue Notes	1.1
Tax Allocation Bonds	0.3
General Obligation Limited Notes	0.3
Special Assessment Bonds	0.2
Special Tax Bonds	0.1

Total	96.1

(a)	Percentages shown are based on net assets, excludes Investment Companies, Short-Term Investments and Other.

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals

Investments

Municipal Bonds	$—	$339,600,642	$—	$339,600,642

Investment Companies	1,245,598	—	—	1,245,598
Short-Term Investments	10,508,076	—	—	10,508,076

Total Investments	$11,753,674	$339,600,642	$—	$351,354,316

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments

Morningstar Defensive Bond Fund

	Par	Value
Asset-Backed Securities – 36.0%

Automobile – 8.2%
Ally Auto Receivables Trust, Series 2019-1, Class A4, 3.02%, 4/15/24	$308,000	$320,642
American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.48%, 9/13/24(a)	160,000	163,770
Series 2020-4, Class B, 0.85%, 12/13/24(a)	264,000	264,120
Series 2020-3, Class C, 1.85%, 6/15/26(a)	392,000	396,957
Series 2020-4, Class C, 1.31%, 12/14/26(a)	433,000	433,341
ARI Fleet Lease Trust, Series 2018-B, Class A3, 3.43%, 8/16/27(a)	302,000	312,731
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(a)	302,000	308,967
Series 2017-1A, Class A, 3.07%, 9/20/23(a)	643,000	659,957
Series 2017-2A, Class A, 2.97%, 3/20/24(a)	322,000	331,504
Carmax Auto Owner Trust, Series 2019-1, Class A4, 3.26%, 8/15/24	240,000	253,878
Series 2019-3, Class A3, 2.18%, 8/15/24	479,000	489,799
Series 2019-1, Class B, 3.45%, 11/15/24	129,000	136,292
Chesapeake Funding II LLC, Series 2017-2A, Class A1, 1.99%, 5/15/29(a)	43,731	43,820
Series 2017-4A, Class C, 2.76%, 11/15/29(a)	142,000	143,756
Series 2019-1A, Class B, 3.11%, 4/15/31(a)	324,000	335,198
Series 2020-1A, Class C, 2.14%, 8/16/32(a)	159,000	159,290
DT Auto Owner Trust, Series 2020-3A, Class B, 0.91%, 12/16/24(a)	135,000	134,980
Series 2020-2A, Class B, 2.08%, 3/16/26(a)	163,000	166,337
Series 2020-3A, Class C,
1.47%, 6/15/26(a)	149,000	149,594
Enterprise Fleet Financing LLC, Series 2020-1, Class A2, 1.78%, 12/22/25(a)	262,000	265,706

	Par	Value

Automobile (Continued)
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08%, 7/15/24(a)	$265,000	$268,942
Series 2020-3A, Class B, 0.79%, 9/16/24	192,000	192,227
Series 2020-3A, Class C, 1.32%, 7/15/25	137,000	137,279
Ford Credit Auto Lease Trust, Series 2019-B, Class B, 2.36%, 1/15/23	292,000	297,817
Series 2020-A, Class A4, 1.88%, 5/15/23	158,000	161,432
Series 2020-B, Class C, 1.70%, 2/15/25	149,000	149,946
Ford Credit Auto Owner Trust, Series 2019-A, Class A4, 2.85%, 8/15/24	324,000	339,704
GM Financial Automobile Leasing Trust, Series 2019-2, Class B, 2.89%, 3/20/23	594,000	605,551
Series 2020-1, Class B, 1.84%, 12/20/23	133,000	135,416
Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.61%, 4/22/24	505,000	516,363
Series 2019-1, Class A4, 2.90%, 6/18/24	302,000	314,480
Series 2019-2, Class A4, 2.54%, 3/21/25	605,000	631,067
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class B, 2.12%, 5/15/24(a)	157,000	160,919
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 9/15/25	793,000	811,394
Nissan Auto Lease Trust, Series 2020-A, Class A3, 1.84%, 1/17/23	537,000	546,286
Series 2020-A, Class A4, 1.88%, 4/15/25	256,000	261,642
Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.93%, 7/15/24	318,000	325,403
Series 2018-B, Class A4, 3.16%, 12/16/24	245,000	255,228
Series 2019-A, Class A4, 3.00%, 9/15/25	308,000	323,968

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Automobile (Continued)
Prestige Auto Receivables Trust, Series 2019-1A, Class B, 2.53%, 1/16/24(a)	$156,000	$158,897
Series 2020-1A, Class B, 0.77%, 10/15/24(a)	164,000	163,979
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class B, 2.26%, 12/15/25(a)	312,000	322,982
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96%, 11/15/24	194,000	194,780
Series 2020-3, Class C, 1.12%, 1/15/26	423,000	423,759
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.91%, 9/15/23	119,000	121,090
Series 2019-A, Class A4, 3.00%, 5/15/24	308,000	323,485
Series 2020-A, Class A3, 1.66%, 5/15/24	554,000	565,810
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99%, 11/21/22	176,000	179,001
Series 2019-A, Class A4, 2.02%, 8/20/24	143,000	145,798
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/25(a)	761,000	781,578
Series 2020-2A, Class C, 2.01%, 7/15/25(a)	220,000	224,099
Series 2020-3A, Class B, 0.78%, 11/17/25(a)	330,000	329,991
Series 2020-3A, Class C, 1.24%, 11/17/25(a)	155,000	155,314
Wheels SPV 2 LLC, Series 2019-1A, Class A3, 2.35%, 5/22/28(a)	621,000	639,332
World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.70%, 1/17/23	412,000	420,088
Series 2019-C, Class A3, 1.96%, 12/16/24	704,000	720,345
Series 2019-A, Class B, 3.34%, 6/16/25	304,000	320,797

	Par	Value

Automobile (Continued)
World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A4, 2.07%, 2/18/25	$194,000	$198,284
Series 2019-B, Class B, 2.13%, 2/18/25	109,000	110,933
		18,406,045

Automobile Floor Plan – 0.5%
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, (1M USD LIBOR + 2.15%), 2.30%, 7/25/25(a)(b)	457,000	459,671
NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, 10/15/23(a)	204,000	209,963
Series 2019-1A, Class A2, 3.21%, 2/15/24(a)	302,000	311,961
Series 2019-2A, Class A2, 2.07%, 10/15/24(a)	263,000	269,980
		1,251,575

Commercial Mortgage-Backed Securities – 3.8%
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4, 3.02%, 9/10/45	136,275	139,356
Series 2013-GC11, Class A3, 2.81%, 4/10/46	471,866	488,772
Commercial Mortgage Trust, Series 2012-CCRE2, Class A4, 3.15%, 8/15/45	148,000	152,714
Series 2012-CCRE5, Class A3, 2.54%, 12/10/45	475,745	483,752
Series 2013-LC6, Class A4, 2.94%, 1/10/46	320,949	332,929
Series 2013-CCRE7, Class A4, 3.21%, 3/10/46	497,817	519,320
Series 2015-CCRE22, Class A3, 3.21%, 3/10/48	81,000	82,732

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class A, 3.55%, 4/10/34(a)	$588,000	$592,545
Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M USD LIBOR + 1.65%, 1.65% Floor), 1.80%, 5/15/38(a)(b)	616,000	564,707
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 2.80%, 10/05/31(a)	245,000	243,538
Series 2012-HSBC, Class A, 3.09%, 7/05/32(a)	525,270	535,903
Series 2012-C8, Class AS, 3.42%, 10/15/45(a)	313,000	322,256
Series 2015-C30, Class ASB, 3.56%, 7/15/48	529,116	556,801
RETL, Series 2019-RVP, Class B, (1M USD LIBOR + 1.55%, 1.55% Floor), 1.70%, 3/15/36(a)(b)	171,523	162,848
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 5/10/45	438,310	447,162
VCC Trust, Series 2020-MC1, Class A, 4.50%, 6/25/45(a)	344,496	342,330
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/30(a)	55,000	56,616
Series 2012-6AVE, Class B, 3.30%, 11/15/30(a)	775,000	796,728
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.92%, 10/15/45	333,480	343,326
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class A5, 3.07%, 3/15/45	124,000	129,071
Series 2013-C11, Class A3, 2.70%, 3/15/45	69,905	71,274

	Par	Value

Commercial Mortgage-Backed Securities (Continued)
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class A3, 3.00%, 8/15/45	$617,000	$634,486
Series 2012-C9, Class A3, 2.87%, 11/15/45	682,488	698,915
		8,698,081

Credit Card – 1.1%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	760,000	787,569
Series 2019-2, Class A, 2.67%, 11/15/24	152,000	157,446
Series 2019-2, Class B, 2.86%, 11/15/24	551,000	569,658
Capital One Multi-Asset Execution Trust, Series 2019-2, Class A2, 1.72%, 8/15/24	24,000	24,618
Synchrony Card Funding LLC, Series 2019-A1, Class A, 2.95%, 3/15/25	296,000	305,660
Series 2019-A2, Class A, 2.34%, 6/15/25	622,000	641,513
		2,486,464

Other – 21.2%
ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1, 11/18/31(a)(c)(d)	304,000	303,994
AGL CLO 6 Ltd., Series 2020-6A, Class E, (3M USD LIBOR + 7.48%, 7.48% Floor), 7.73%, 7/20/31(a)(b)(c)	250,000	239,518
AGL CLO 7 Ltd., Series 2020-7A, Class A1, (3M USD LIBOR + 1.80%, 1.80% Floor), 2.05%, 7/15/31(a)(b)	771,000	772,544
Ascentium Equipment Receivables, Series 2019-2A, Class A3, 2.19%, 11/10/26(a)	423,000	433,093
Battalion CLO 18 Ltd.,
Series 2020-18A, Class A1, (3M USD LIBOR + 1.80%, 1.80% Floor), 2.03%, 10/15/32(a)(b)	390,000	385,043

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Other (Continued)
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, (3M USD LIBOR + 1.05%, 1.05% Floor), 1.30%, 11/20/28(a)(b)	$300,000	$297,832
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	153,975	158,170
Cayuga Park CLO Ltd., Series 2020-1A, Class E, (3M USD LIBOR + 7.33%, 7.33% Floor), 7.56%, 7/17/31(a)(b)(c)	434,000	430,788
Cerberus Loan Funding XXI L.P., Series 2017-4A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 1.72%, 10/15/27(a)(b)	393,125	390,703
Cerberus Loan Funding XXIII L.P., Series 2018-2A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.24%, 4/15/28(a)(b)	316,185	313,227
Cerberus Loan Funding XXIX L.P., Series 2020-2A, Class A, 10/15/32(a)(c)(d)	939,000	939,000
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class A1TR, (3M USD LIBOR + 1.53%, 1.53% Floor), 1.77%, 10/15/30(a)(b)	797,000	782,576
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 2.06%, 10/15/31(a)(b)	825,000	818,140
Series 2020-1A, Class D, (3M USD LIBOR + 5.30%, 5.30% Floor), 5.51%, 10/15/31(a)(b)	764,000	763,989
CIFC Funding Ltd., Series 2015-4A, Class A1R, (3M USD LIBOR + 1.15%, 1.15% Floor), 1.37%, 10/20/27(a)(b)	300,000	297,925
Series 2020-2A, Class E, (3M USD LIBOR + 7.64%, 7.64% Floor), 7.92%, 8/24/32(a)(b)(c)	686,000	672,901
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	895,520	850,799

	Par	Value

Other (Continued)
Conn’s Receivables Funding LLC, Series 2020-A, Class B, 4.27%, 6/16/25(a)	$304,000	$303,987
CoreVest American Finance Trust, Series 2018-1, Class A, 3.80%, 6/15/51(a)	292,394	305,836
Daimler Trucks Retail Trust, Series 2019-1, Class A4, 2.79%, 5/15/25(a)	603,000	621,878
Dell Equipment Finance Trust, Series 2020-1, Class C, 4.26%, 6/22/23(a)	336,000	354,023
Series 2019-1, Class B, 2.94%, 3/22/24(a)	606,000	620,971
Series 2019-2, Class A3, 1.91%, 10/22/24(a)	147,000	149,719
Series 2019-2, Class B, 2.06%, 10/22/24(a)	198,000	202,239
Series 2020-2, Class D, 1.92%, 3/23/26(a)	255,000	255,149
Elm Trust, Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	134,000	134,590
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	332,000	332,895
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	113,000	112,987
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	338,000	337,947
Finance of America HECM Buyout, Series 2020-HB1, Class M1, 2.10%, 2/25/30(a)	104,000	104,374
Series 2020-HB2, Class A, 1.71%, 7/25/30(a)	648,859	650,120
Series 2019-AB1, Class A, 2.66%, 12/27/49(a)	237,983	238,826
Fortress Credit Opportunities IX CLO Ltd., Series 2016-7A, Class BR, (3M USD LIBOR + 2.45%, 2.45% Floor), 2.70%, 12/15/28(a)(b)	395,000	380,177
Series 2017-9A, Series A1T, (3M USD LIBOR + 1.55%), 1.83%, 11/15/29(a)(b)	569,000	563,464

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Other (Continued)
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class AFR2, 2.53%, 11/15/29(a)	$272,000	$271,645
Fortress Credit Opportunities VII CLO Ltd., Series 2016-7I, Class E, (3M USD LIBOR + 7.49%), 7.74%, 12/15/28(b)	302,000	280,600
Fortress Credit Opportunities XIII CLO Ltd., Series 2020-13A, Class A, (3M USD LIBOR + 2.25%, 2.25% Floor), 2.49%, 7/15/28(a)(b)	636,763	638,476
Series 2020-13A, Class C, (3M USD LIBOR + 4.00%, 4.00% Floor), 4.24%, 7/15/28(a)(b)	289,000	278,681
Series 2020-13A, Class D, (3M USD LIBOR + 4.05%, 4.05% Floor), 4.29%, 7/15/28(a)(b)	578,000	531,791
Golub Capital BDC CLO 4 LLC, Series 2020-1A, Class A1, (3M USD LIBOR + 2.35%, 2.35% Floor), 2.55%, 11/05/32(a)(b)	761,000	766,179
Golub Capital Partners CLO Ltd., Series 2020-49A, Class A1, (3M USD LIBOR + 2.50%, 2.50% Floor), 2.78%, 7/20/32(a)(b)	319,000	322,418
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A3, 1.76%, 8/15/23(a)	192,000	196,073
Series 2018-1, Class B, 2.99%, 6/17/24(a)	306,000	312,872
Series 2019-1, Class A4, 3.21%, 2/18/25(a)	302,000	316,945
Series 2019-1, Class B, 3.37%, 2/18/25(a)	308,000	325,401
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.60%, 11/22/27(a)	695,000	700,812
Series 2019-1A, Class A, 4.70%, 2/20/28(a)	450,000	453,820
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29(a)	100,000	101,795
Series 2020-1A, Class C, 2.03%, 2/20/30(a)	334,000	338,194

	Par	Value

Other (Continued)
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30(a)	$289,000	$292,058
InSite Issuer LLC, Series 2020-1A, Class C, 4.21%, 9/15/50(a)	102,000	101,804
Ivy Hill Middle Market Credit Fund IX Ltd., Series 9A, Class CR, (3M USD LIBOR + 2.35%), 2.57%, 1/18/30(a)(b)	778,000	735,056
Ivy Hill Middle Market Credit Fund X Ltd., Series 10A, Class A1AR, (3M USD LIBOR + 1.25%), 1.47%, 7/18/30(a)(b)	273,000	267,895
John Deere Owner Trust, Series 2019-A, Class A4, 3.00%, 1/15/26	299,000	312,426
Kayne CLO 8 Ltd., Series 2020-8A, Class E, (3M USD LIBOR + 7.15%, 7.15% Floor), 7.39%, 7/15/31(a)(b)(c)	859,000	766,064
MelTel Land Funding LLC, Series 2019-1A, Class C, 6.07%, 4/15/49(a)	188,000	195,777
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24(a)	595,000	607,894
Nationstar HECM Loan Trust, Series 2019-1A, Class M1, 2.66%, 6/25/29(a)	606,000	609,405
Series 2019-2A, Class M1, 2.36%, 11/25/29(a)	100,000	101,071
Series 2020-1A, Class A1, 1.27%, 9/25/30(a)	810,390	810,570
Series 2020-1A, Class M1, 1.47%, 9/25/30(a)	230,000	229,714
Series 2020-1A, Class M2, 1.97%, 9/25/30(a)	206,000	205,673
NRZ Advance Receivables Trust, Series 2020-T3, Class AT3, 1.32%, 10/15/52(a)	292,000	292,262
Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	930,000	931,553

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Other (Continued)
NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.19%, 1/25/23(a)	$419,352	$420,472
Series 2018-FNT1, Class A, 3.61%, 5/25/23(a)	316,443	316,450
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class E, (3M USD LIBOR + 7.86%, 7.86% Floor), 8.11%, 7/15/33(a)(b)(c)	853,000	852,869
Ocwen Master Advance Receivables Trust, Series 2020-T1, Class AT1, 1.28%, 8/15/52(a)	814,000	816,586
OHA Credit Funding 6 Ltd., Series 2020-6A, Class E, (3M USD LIBOR + 7.33%, 7.33% Floor), 7.58%, 7/20/31(a)(b)(c)	582,000	559,075
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 2.07%, 4/20/32(a)(b)	400,000	393,658
Parliament Funding II Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 2.45%, 2.45% Floor), 2.76%, 8/12/30(a)(b)	426,000	420,243
PFS Financing Corp., Series 2018-F, Class A, 3.52%, 10/15/23(a)	405,000	416,888
Series 2019-A, Class A2, 2.86%, 4/15/24(a)	603,000	618,032
Series 2019-A, Class B, 3.13%, 4/15/24(a)	603,000	614,393
Series 2020-F, Class A, 0.93%, 8/15/24(a)	186,000	186,497
Series 2020-F, Class B, 1.42%, 8/15/24(a)	100,000	100,008
Series 2020-A, Class B, 1.77%, 6/15/25(a)	881,000	892,377
Series 2020-E, Class B, 1.57%, 10/15/25(a)	465,000	464,875
Silvermore CLO Ltd., Series 2014-1A, Class A1R, (3M USD LIBOR + 1.17%), 1.45%, 5/15/26(a)(b)	79,879	79,706
Sound Point CLO XII Ltd., Series 2016-2A, Class AR, (3M USD LIBOR + 1.29%, 1.29% Floor), 1.51%, 10/20/28(a)(b)	301,000	299,741

	Par	Value

Other (Continued)
Sound Point CLO XVII, Series 2017-3A, Class A1A, (3M USD LIBOR + 1.22%), 1.44%, 10/20/30(a)(b)	$263,000	$260,499
Series 2017-3A, Class A1B, (3M USD LIBOR + 1.22%), 1.44%, 10/20/30(a)(b)	263,000	260,499
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	685,334	688,460
Stratus CLO Ltd., Series 2020-2A, Class D, (3M USD LIBOR + 3.65%, 3.65% Floor), 3.92%, 10/15/28(a)(b)	448,000	448,165
Telos CLO Ltd., Series 2014-5A, Class A1R, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.17%, 4/17/28(a)(b)	181,443	180,215
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57(a)	538,718	553,102
Series 2018-2, Class A1, 3.25%, 3/25/58(a)	521,694	545,616
Trinitas CLO V Ltd., Series 2016-5A, Class AR, (3M USD LIBOR + 1.39%, 1.39% Floor), 1.60%, 10/25/28(a)(b)	371,389	369,227
TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32(a)	283,772	283,963
VCAT LLC, Series 2020-NPL1, Class A1, (Step to 6.67% on 9/25/23), 3.67%, 8/25/50(a)(e)	399,901	403,507
VCO CLO LLC, Series 2018-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.77%, 7/20/30(a)(b)	268,461	266,019
Venture XVII CLO Ltd., Series 2014-17A, Class ARR, (3M USD LIBOR + 0.88%), 1.12%, 4/15/27(a)(b)	540,423	540,186
Venture XXIX CLO Ltd., Series 2017-29A, Class A, (3M USD LIBOR + 1.28%), 1.56%, 9/07/30(a)(b)	324,000	321,563

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Other (Continued)
Venture XXV CLO Ltd., Series 2016-25A, Class AR, (3M USD LIBOR + 1.23%), 1.45%, 4/20/29(a)(b)	$335,000	$332,902
Vericrest Opportunity Loan Trust, Series 2020-NPL6, Class A1A, (Step to 6.97% on 10/25/23), 3.97%, 4/25/50(a)(e)	213,089	213,253
Verizon Owner Trust, Series 2018-A, Class B, 3.38%, 4/20/23	276,000	285,624
Series 2019-A, Class B, 3.02%, 9/20/23	585,000	605,161
Series 2019-B, Class A1A, 2.33%, 12/20/23	71,000	72,602
Series 2019-B, Class B, 2.40%, 12/20/23	605,000	624,790
Series 2019-C, Class A1A, 1.94%, 4/22/24	759,000	776,444
Series 2019-C, Class B, 2.06%, 4/22/24	375,000	385,981
VOLT XCI LLC, Series 2020-NPL7, Class A1, (Step to 1.02% on 4/25/21), 3.10%, 11/25/50(a)(e)	527,000	526,962
Volvo Financial Equipment LLC, Series 2019-1A, Class A4, 3.13%, 11/15/23(a)	302,000	314,710
Voya CLO Ltd., Series 2020-2A, Class E, (3M USD LIBOR + 7.85%, 7.85% Floor), 8.03%, 7/19/31(a)(b)(c)	928,000	927,814
Wellfleet CLO Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 0.91%), 1.13%, 4/20/28(a)(b)	268,643	266,364
West CLO Ltd., Series 2014-2A, Series A1BR, 2.72%, 1/16/27(a)	57,373	57,348
Whitebox CLO II Ltd., Series 2020-2A, Class A1, (3M USD LIBOR + 1.75%, 1.75% Floor), 1.99%, 10/24/31(a)(b)	963,000	962,981
Woodmont Trust, Series 2017-1A, Class A1R, (3M USD LIBOR + 2.00%, 2.00% Floor), 2.22%, 10/18/32(a)(b)	959,000	955,404

	Par	Value

Other (Continued)
Zais CLO 14 Ltd., Series 2020-14A, Class A1A, (3M USD LIBOR + 1.40%, 1.40% Floor), 1.64%, 4/15/32(a)(b)	$697,000	$682,303
Zais CLO 7 Ltd., Series 2017-2A, Class A, (3M USD LIBOR + 1.29%), 1.53%, 4/15/30(a)(b)	311,757	306,643
		47,684,525

Whole Loan – 1.2%
BRAVO Residential Funding Trust, Series 2019-1, Class A1C, 3.50%, 3/25/58(a)	356,623	367,744
CIM Trust, Series 2017-7, Class A, 3.00%, 4/25/57(a)	192,587	196,756
Series 2018-R3, Class A1, 5.00%, 12/25/57(a)	391,849	416,618
PRPM LLC, Series 2020-3, Class A1, (Step to 5.86% on 10/25/23), 2.86%, 9/25/25(a)(e)	569,961	570,070
Series 2020-5, Class A1, (Step to 6.10% on 11/25/23), 3.10%, 11/25/25(a)(e)	569,000	568,990
RCO V Mortgage LLC, Series 2020-1, Class A1, (Step to 6.11% on 7/25/23), 3.10%, 9/25/25(a)(e)	521,998	522,101
		2,642,279
Total Asset-Backed Securities (Cost $80,256,122)		81,168,969

	Number of Shares

Common Stocks – 0.1%
Oil & Gas Services – 0.1%
PHI Group, Inc.(f)*	30,348	216,988

Total Common Stocks (Cost $252,192)		216,988

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Corporate Bonds – 1.5%
Airlines – 0.3%
American Airlines Pass Through Trust, Series 2016-1, Class A, 4.10%, 1/15/28	$398,207	$298,561
Series 2016-2, Class A, 3.65%, 6/15/28	533,312	396,535
		695,096

Coal – 0.2%
Natural Resource Partners L.P./NRP Finance Corp., 9.12%, 6/30/25(a)	391,000	348,968

Commercial Services – 0.4%
StoneMor Partners L.P./Cornerstone Family Services of West Virginia Subsidiary, 11.50%, 6/30/24(g)	823,955	815,715

Food Service – 0.1%
Aramark Services, Inc., 6.38%, 5/01/25(a)	159,000	166,772

Housewares – 0.0%(h)
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	73,000	77,015

Investment Management Companies – 0.2%
Golub Capital BDC, Inc., 3.38%, 4/15/24	513,000	511,642

Leisure Time – 0.1%
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(a)	274,000	313,388

Telecommunications – 0.2%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	381,000	391,478
Frontier Communications Corp., 5.88%, 10/15/27(a)	137,000	140,411
		531,889
Total Corporate Bonds (Cost $3,401,047)		3,460,485

Foreign Issuer Bonds – 0.3%

Canada – 0.2%
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 7/15/26(a)	470,000	481,457

	Par	Value

Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26(a)	$175,000	$174,125
Total Foreign Issuer Bonds (Cost $597,281)		655,582

Term Loans – 2.2%(b)
Advertising – 0.5%
ABG Intermediate Holdings 2 LLC, Amendment No. 5 Incremental Term Loan, (3M USD LIBOR + 5.25%, 1.00% Floor), 5.40%, 9/27/24	200,000	198,000
ABG Intermediate Holdings 2 LLC, Initial Term Loan, (3M USD LIBOR + 3.50%, 1.00% Floor), 4.50%, 9/27/24(a)	473,657	461,986
CB Poly Investments LLC, Closing Date Term Loan, (3M USD LIBOR + 4.50%, 1.00% Floor), 5.50%, 8/16/23	375,855	318,537
		978,523

Airlines – 0.1%
Delta Air Lines, Inc., Term Loan, (3M USD LIBOR + 4.75%, 1.00% Floor), 5.75%, 4/29/23	165,585	164,655

Commercial Services – 0.3%
MediaCo Holding, Inc., Term Loan, (1M USD LIBOR + 4.50%, 1.00% Floor), 7.89%, 11/25/24(i)	715,706	638,885

Electronics – 0.1%
Tech Data Corp., Non-FILO Term Loan, (1M USD LIBOR + 3.50%), 3.65%, 6/30/25	191,000	190,809
6/30/25(j)	63,000	62,937
		253,746

Environmental Control – 0.1%
Packers Holdings LLC, Initial Term Loan, 12/04/24(j)	286,000	280,935

Insurance – 0.1%
Asurion LLC, Replacement B-2 Term Loan, (1M USD LIBOR + 6.50%), 6.65%, 8/04/25	255,000	255,000

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value

Retail – 0.2%
J.C. Penney Corp., Inc., Loan, (1M USD LIBOR + 11.75%, 1.25% Floor), 13.00%, 11/16/20	$325,623	$439,591
(3M USD LIBOR + 4.25%, 1.00% Floor), 5.25%, 6/23/23(k)	233,386	70,016
		509,607

Telecommunications – 0.8%
Cincinnati Bell, Inc., Tranche B Term Loan, (1M USD LIBOR + 3.25%, 1.00% Floor), 4.25%, 10/02/24	326,501	325,976
Frontier Communications Corp., Initial Term Loan, (1M USD LIBOR + 4.75%, 1.00% Floor), 5.75%, 10/08/21	210,000	207,637
Frontier Communications Corp., Term B-1 Loan, (1M USD Prime Rate + 2.75%, 1.75% Floor), 6.00%, 6/15/24(k)	690,567	676,914
LOGIX Holding Co. LLC, Initial Term Loan, (1M USD LIBOR + 5.75%, 1.00% Floor), 6.75%, 12/22/24	203,932	184,218
Windstream Services II LLC, Initial Term Loan, (1M USD LIBOR + 6.25%, 1.00% Floor), 7.25%, 9/21/27	315,210	297,873
Windstream Services LLC, Tranche B-7 Term Loan, (1M USD Prime Rate + 4.25%, 1.75% Floor), 7.50%, 2/17/24	147,350	88,410
		1,781,028
Total Term Loans (Cost $5,047,083)		4,862,379

	Number of Shares

Warrants – 0.1%
Oil & Gas Services – 0.1%
PHI Group, Inc. (f)(l)*	14,039	110,557
Total Warrants (Cost $110,837)		110,557

	Par	Value

Mortgage-Backed Securities – 2.3%
Federal Home Loan Mortgage Corporation – 1.0%
Multifamily Structured Pass Through Certificates, Series K024, Class A2, 2.57%, 9/25/22	$52,000	$53,726
Series K042, Class A1, 2.27%, 6/25/24	115,113	118,590
Real Estate Mortgage Investment Conduits, Series 4336, Class WV, 3.00%, 10/15/25	266,810	272,799
Series 4387, Class VA, 3.00%, 2/15/26	352,254	362,749
Series 4220, Class EH, 2.50%, 6/15/28	554,620	573,822
Series 4311, Class QC, 2.25%, 10/15/28	563,468	579,855
Series 4162, Class P, 3.00%, 2/15/33	375,854	396,877
		2,358,418

Federal National Mortgage Association – 0.3%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(m)	153,816	146,256
Real Estate Mortgage Investment Conduits, Series 2014-3, Class AM, 2.50%, 1/25/32	334,407	343,636
Series 2012-144, Class PD, 3.50%, 4/25/42	182,874	194,077
		683,969

Government National Mortgage Association – 1.0%
Series 2010-161, Class B, 3.00%, 7/16/40	4,410	4,408
Series 2012-150, Class IO, 0.66%, 11/16/52(n)	2,315,594	70,079
Series 2014-138, Class A, 2.70%, 1/16/44	100,649	101,228
Series 2014-148, Class A, 2.65%, 11/16/43	421,466	426,010
Series 2015-108, Class IO, 0.79%, 10/16/56(n)	539,706	21,875
Series 2015-47, Class IO, 0.75%, 10/16/56(n)	3,320,482	132,288
Series 2015-7, Class IO, 0.70%, 1/16/57(n)	4,145,788	161,407
Series 2019-39, Class A, 3.10%, 5/16/59	356,742	363,740
Series 2020-42, Class IO, 1.06%, 3/16/62(n)	2,352,490	202,259
Series 2020-43, Class IO, 1.36%, 11/16/61(n)	1,578,110	147,296

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

	Par	Value
Government National Mortgage Association (Continued)
Series 2020-71, Class IO, 1.21%, 1/16/62(n)	$2,072,697	$189,381
Series 2020-75, Class IO, 1.16%, 2/16/62(n)	3,920,191	348,227
		2,168,198

Total Mortgage-Backed Securities (Cost $5,320,166)		5,210,585

	Number of Shares

Investment Companies – 46.9%
Schwab Intermediate-Term U.S. Treasury ETF	372,735	21,711,814
Schwab Short-Term U.S. Treasury ETF	518,390	26,676,349
Vanguard Intermediate-Term Corporate Bond ETF	91,573	8,741,558
Vanguard Mortgage-Backed Securities ETF	203,154	10,996,726
Vanguard Short-Term Corporate Bond ETF	263,401	21,804,335
Vanguard Short-Term Inflation-Protected Securities ETF	310,340	15,715,618

Total Investment Companies (Cost $103,553,398)		105,646,400

	Number of Shares	Value

Short-Term Investments – 11.3%
Money Market Fund – 8.5%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.00%(o)	19,171,254	$19,171,254
U.S. Treasury Bills – 2.8%
U.S. Treasury Bill, 0.06%, 11/03/20(p)	3,076,000	3,075,995
U.S. Treasury Bill, 0.06%, 11/10/20(p)	3,076,000	3,075,957
U.S. Treasury Bill, 0.07%, 11/17/20(p)	150,000	149,995
		6,301,947

Total Short-Term Investments (Cost $25,473,186)		25,473,201

Total Investments – 100.7% (Cost $224,011,312)		226,805,146
Liabilities less Other Assets – (0.7)%		(1,539,394)

NET ASSETS – 100.0%		$225,265,752

Percentages shown are based on Net Assets.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(b)	Variable rate security. Rate as of October 31, 2020 is disclosed.
(c)

Restricted security that has been deemed illiquid. At October 31, 2020, the value of these restricted illiquid securities amounted to $5,692,022 or 2.53% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
ABPCI Direct Lending Fund IX LLC, 11/18/31	10/14/20	$304,000
AGL CLO 6 Ltd., 7.73%, 7/20/31	7/21/20	242,578
Cayuga Park CLO Ltd., 7.56%, 7/17/31	6/29/20	429,717
Cerberus Loan Funding XXIX L.P., 10/15/32	10/16/20	939,000
CIFC Funding Ltd., 7.92%, 8/24/32	7/20/20	675,806

Security	Acquisition Date	Acquisition Cost
Kayne CLO 8 Ltd., 7.39%, 7/15/31	7/1/20	$842,082
Octagon Investment Partners 46 Ltd., 8.11%, 7/15/33	6/26/20	827,671
OHA Credit Funding 6 Ltd., 7.58%, 7/20/31	7/1/20	576,268
Voya CLO Ltd., 8.03%, 7/19/31	8/5/20	909,630

(d)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2020.
(e)	Step coupon bond. Rate as of October 31, 2020 is disclosed.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

(f)

This restricted security constituted 0.15% of total net assets at October 31, 2020. This security is not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale.

(g)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(h)	Amount rounds to less than 0.05%.
(i)

This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $89.27 is derived using a pricing model which involves amortized cost and a 10% discount. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower. During the fiscal period, the Fund did not add or detract from its position in this asset.

(j)	Position is unsettled. Contract rate was not determined at October 31, 2020 and does not take effect until settlement date.
(k)	Issuer has defaulted on terms of debt obligation.
(l)

This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $7.88 is based on recent trade activity obtained from market makers in the security. During the fiscal period, the Fund did not add or detract from its position in this asset.

(m)	Zero coupon bond.
(n)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of October 31, 2020 is disclosed.

(o)	7-day current yield as of October 31, 2020 is disclosed.
(p)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
IO	Interest Only
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals

Investments
Asset-Backed Securities	$—	$81,168,969	$—	$81,168,969
Common Stocks	216,988	—	—	216,988
Corporate Bonds	—	3,460,485	—	3,460,485
Foreign Issuer Bonds	—	655,582	—	655,582
Term Loans	—	4,223,494	638,885	4,862,379
Mortgage-Backed Securities	—	5,210,585	—	5,210,585
Warrants	—	—	110,557	110,557
Investment Companies	105,646,400	—	—	105,646,400
Short-Term Investments	19,171,254	6,301,947	—	25,473,201

Total Investments	$125,034,642	$101,021,062	$749,442	$226,805,146

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Defensive Bond Fund

Investments classified within Level 3 of the fair value hierarchy are valued by the Morningstar Investment Management LLC (“MIM”) in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments

Morningstar Multisector Bond Fund

	Par(a)	Value

Asset-Backed Securities – 0.1%
Commercial Mortgage-Backed Securities – 0.1%
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.68%, 3/15/44(b)(c)	$150,000	$69,979
Series 2012-C7, Class D, 4.81%, 6/15/45(b)(c)	295,000	158,949
Series 2012-C10, Class C, 4.36%, 12/15/45(c)	90,000	51,945
		280,873
Total Asset-Backed Securities (Cost $267,250)		280,873

	Number of Shares

Common Stocks – 0.1%
Chemicals – 0.0%(d)
Hexion Holdings Corp., Class B*	434	4,362

Engineering & Construction – 0.0%(d)
Mcdermott International Ltd.*	1,932	3,285

Oil & Gas – 0.0%(d)
Battalion Oil Corp.*	363	2,450

Telecommunications – 0.1%
AT&T, Inc.	9,213	248,935

Total Common Stocks (Cost $333,154)		259,032

Convertible Preferred Stocks – 0.8%
Agriculture – 0.7%
Bunge Ltd., 4.88%,	16,058	1,635,828

Banks – 0.1%
Bank of America Corp., 7.25%,	75	110,018
Wells Fargo & Co., 7.50%,	183	246,823
		356,841

Healthcare - Products – 0.0%(d)
Boston Scientific Corp., 5.50%, 6/01/23	110	11,394

Total Convertible Preferred Stocks (Cost $1,859,931)		2,004,063

	Par(a)	Value

Convertible Bonds – 1.1%
Biotechnology – 0.3%
BioMarin Pharmaceutical, Inc., 0.60%, 8/01/24	$140,000	$144,025
1.25%, 5/15/27(b)	680,000	653,650
		797,675

Commercial Services – 0.0%(d)
Chegg, Inc., 0.00%, 9/01/26(b)(e)	45,000	45,393

Healthcare - Products – 0.1%
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25(b)	180,000	164,250

Internet – 0.0%(d)
Fiverr International Ltd., 0.00%, 11/01/25(b)(e)	40,000	40,900
Palo Alto Networks, Inc., 0.38%, 6/01/25(b)	10,000	10,162
		51,062

Media – 0.6%
DISH Network Corp., 2.38%, 3/15/24	420,000	377,263
3.37%, 8/15/26	1,190,000	1,051,852
		1,429,115

Oil & Gas – 0.0%(d)
Nabors Industries, Inc., 0.75%, 1/15/24	80,000	21,600

Oil & Gas Services – 0.0%(d)
Oil States International, Inc., 1.50%, 2/15/23	70,000	38,846

Pharmaceuticals – 0.1%
Aerie Pharmaceuticals, Inc., 1.50%, 10/01/24	85,000	70,628
Flexion Therapeutics, Inc., 3.38%, 5/01/24	115,000	95,877
		166,505

Trucking & Leasing – 0.0%(d)
Greenbrier (The) Cos., Inc., 2.87%, 2/01/24	160,000	144,383
Total Convertible Bonds (Cost $2,947,925)		2,858,829

Corporate Bonds – 27.0%
Advertising – 0.1%
Lamar Media Corp., 3.75%, 2/15/28	165,000	164,333

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(a)	Value

Advertising (Continued)
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(b)	$140,000	$142,888
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b)	45,000	46,001
		353,222

Aerospace/Defense – 1.4%
Boeing (The) Co., 5.15%, 5/01/30	300,000	331,539
3.25%, 2/01/35	30,000	27,867
3.55%, 3/01/38	5,000	4,538
3.50%, 3/01/39	25,000	22,641
5.70%, 5/01/40	40,000	46,399
3.38%, 6/15/46	520,000	449,017
3.65%, 3/01/47	25,000	22,119
3.63%, 3/01/48	45,000	39,548
3.85%, 11/01/48	5,000	4,463
3.90%, 5/01/49	120,000	111,183
3.75%, 2/01/50	115,000	102,835
5.80%, 5/01/50	655,000	771,399
3.83%, 3/01/59	25,000	21,544
5.93%, 5/01/60	100,000	118,568
Moog, Inc., 4.25%, 12/15/27(b)	15,000	15,394
Spirit AeroSystems, Inc., 7.50%, 4/15/25(b)	330,000	332,472
4.60%, 6/15/28	210,000	174,654
TransDigm, Inc.,
6.25%, 3/15/26(b)	305,000	317,959
6.37%, 6/15/26	330,000	329,076
5.50%, 11/15/27	225,000	219,656
		3,462,871

Airlines – 0.1%
American Airlines Group, Inc., 5.00%, 6/01/22(b)	10,000	6,482
American Airlines, Inc., 11.75%, 7/15/25(b)	175,000	170,187
Delta Air Lines, Inc., 7.38%, 1/15/26	195,000	201,825
		378,494

Apparel – 0.1%
Hanesbrands, Inc., 4.63%, 5/15/24(b)	85,000	88,532
4.88%, 5/15/26(b)	35,000	37,625
William Carter (The) Co., 5.62%, 3/15/27(b)	110,000	115,431
		241,588

	Par(a)	Value

Auto Manufacturers – 1.4%
Ford Motor Co., 8.50%, 4/21/23	$795,000	$877,481
9.00%, 4/22/25	710,000	836,661
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	500,000	503,750
General Motors Co., 5.00%, 4/01/35	30,000	33,298
6.60%, 4/01/36	115,000	144,538
5.15%, 4/01/38	35,000	38,951
6.25%, 10/02/43	730,000	897,936
5.20%, 4/01/45	105,000	117,236
6.75%, 4/01/46	75,000	96,934
PM General Purchaser LLC, 9.50%, 10/01/28(b)	120,000	125,400
		3,672,185

Auto Parts & Equipment – 0.2%
Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(b)	205,000	213,846
Goodyear Tire & Rubber (The) Co., 5.00%, 5/31/26	285,000	280,870
		494,716

Banks – 0.1%
Freedom Mortgage Corp., 7.63%, 5/01/26(b)	220,000	219,314
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25(b)	140,000	137,532
		356,846

Building Materials – 0.6%
American Woodmark Corp., 4.88%, 3/15/26(b)	120,000	120,600
Boise Cascade Co., 4.88%, 7/01/30(b)	15,000	16,034
Builders FirstSource, Inc., 5.00%, 3/01/30(b)	290,000	305,950
Cornerstone Building Brands, Inc., 6.12%, 1/15/29(b)	145,000	148,125
James Hardie International Finance DAC, 5.00%, 1/15/28(b)	445,000	471,700
JELD-WEN, Inc., 4.63%, 12/15/25(b)	43,000	43,538
Masonite International Corp., 5.37%, 2/01/28(b)	160,000	169,600
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	40,000	41,200

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(a)	Value

Building Materials (Continued)
U.S. Concrete, Inc., 6.37%, 6/01/24	$163,000	$167,075
5.13%, 3/01/29(b)	165,000	167,887
		1,651,709

Chemicals – 0.2%
Chemours (The) Co., 7.00%, 5/15/25	25,000	25,188
5.38%, 5/15/27	190,000	186,437
Hexion, Inc., 7.87%, 7/15/27(b)	90,000	93,375
Olin Corp., 5.13%, 9/15/27	35,000	35,525
5.63%, 8/01/29	20,000	20,675
5.00%, 2/01/30	135,000	136,012
		497,212

Commercial Services – 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(b)	160,000	150,400
Jaguar Holding Co. II/PPD Development L.P., 5.00%, 6/15/28(b)	130,000	135,500
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	100,000	98,250
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(b)	118,000	118,059
5.63%, 10/01/28(b)	190,000	195,937
5.87%, 10/01/30(b)	180,000	189,000
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(b)	470,000	474,926
Sabre GLBL, Inc., 5.25%, 11/15/23(b)	48,000	47,040
9.25%, 4/15/25(b)	175,000	192,938
7.37%, 9/01/25(b)	65,000	66,300
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)	70,000	70,896
United Rentals North America, Inc., 4.00%, 7/15/30	420,000	428,442
		2,167,688

Computers – 0.1%
NCR Corp., 8.12%, 4/15/25(b)	25,000	27,500

	Par(a)	Value

Computers (Continued)
NCR Corp., 5.00%, 10/01/28(b)	$75,000	$74,250
5.25%, 10/01/30(b)	80,000	79,200
Presidio Holdings, Inc., 4.88%, 2/01/27(b)	25,000	25,664
8.25%, 2/01/28(b)	25,000	26,500
Science Applications International Corp., 4.88%, 4/01/28(b)	5,000	5,238
		238,352

Distribution/Wholesale – 0.1%
Avient Corp., 5.75%, 5/15/25(b)	155,000	163,137
Performance Food Group, Inc., 5.50%, 10/15/27(b)	120,000	123,000
Wolverine Escrow LLC, 9.00%, 11/15/26(b)	60,000	45,770
		331,907

Diversified Financial Services – 1.5%
Aircastle Ltd., 5.50%, 2/15/22	148,000	152,035
Ally Financial, Inc., 4.13%, 2/13/22	77,000	80,222
5.75%, 11/20/25	425,000	483,007
Nationstar Mortgage Holdings, Inc., 9.12%, 7/15/26(b)	75,000	80,203
6.00%, 1/15/27(b)	360,000	360,000
Navient Corp., 7.25%, 1/25/22	117,000	120,803
6.50%, 6/15/22	20,000	20,400
5.50%, 1/25/23	65,000	64,838
6.12%, 3/25/24	295,000	298,687
5.00%, 3/15/27	300,000	280,152
OneMain Finance Corp., 6.88%, 3/15/25	140,000	154,000
8.88%, 6/01/25	45,000	49,500
7.12%, 3/15/26	325,000	360,379
5.37%, 11/15/29	15,000	15,413
Quicken Loans LLC, 5.25%, 1/15/28(b)	945,000	987,771
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 3/01/29(b)	105,000	103,425
3.88%, 3/01/31(b)	100,000	98,375
		3,709,210

Electric – 0.8%
AES (The) Corp., 6.00%, 5/15/26	37,000	38,769

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(a)	Value

Electric (Continued)
AES (The) Corp., 5.12%, 9/01/27	$160,000	$171,614
AES Panama Generation
Holdings SRL, 4.38%, 5/31/30(b)	310,000	328,504
Calpine Corp., 5.12%, 3/15/28(b)	635,000	654,752
NRG Energy, Inc., 5.75%, 1/15/28	205,000	221,082
5.25%, 6/15/29(b)	10,000	10,838
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	45,000	46,918
PG&E Corp., 5.00%, 7/01/28	110,000	110,278
5.25%, 7/01/30	105,000	105,000
Tallen Energy Supply LLC, 10.50%, 1/15/26(b)	70,000	47,731
Vistra Operations Co. LLC, 5.50%, 9/01/26(b)	160,000	165,600
3.70%, 1/30/27(b)	45,000	47,561
		1,948,647

Electrical Component & Equipment – 0.2%
Energizer Holdings, Inc., 4.38%, 3/31/29(b)	165,000	166,567
WESCO Distribution, Inc., 7.12%, 6/15/25(b)	120,000	129,300
7.25%, 6/15/28(b)	165,000	180,675
		476,542

Electronics – 0.0%(d)
Sensata Technologies, Inc., 3.75%, 2/15/31(b)	75,000	74,250
Entertainment – 0.8%
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	175,000	179,265
8.12%, 7/01/27(b)	235,000	245,268
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/25(b)	80,000	82,050
5.25%, 10/15/25(b)	80,000	75,976
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.37%, 6/01/24	100,000	96,250
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 6.50%, 10/01/28(b)	140,000	136,500

	Par(a)	Value

Entertainment (Continued)
International Game
Technology PLC, 6.25%, 1/15/27(b)	$230,000	$244,375
5.25%, 1/15/29(b)	200,000	198,000
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)	370,000	340,052
Scientific Games International, Inc., 7.00%, 5/15/28(b)	145,000	144,030
7.25%, 11/15/29(b)	35,000	34,717
Six Flags Entertainment Corp., 4.88%, 7/31/24(b)	100,000	92,924
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	60,000	57,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.12%, 10/01/29(b)	125,000	119,688
		2,046,095

Food – 1.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, 2/15/23(b)	90,000	91,431
4.63%, 1/15/27(b)	90,000	92,803
4.87%, 2/15/30(b)	90,000	95,589
B&G Foods, Inc., 5.25%, 4/01/25	93,000	95,790
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 6/15/25(b)	157,000	161,396
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29(b)	95,000	106,769
Kraft Heinz Foods Co., 5.00%, 6/04/42	95,000	104,402
5.20%, 7/15/45	10,000	11,078
4.38%, 6/01/46	455,000	467,053
4.87%, 10/01/49(b)	170,000	179,731
4.88%, 10/01/49	335,000	354,176
5.50%, 6/01/50(b)	80,000	91,210
Lamb Weston Holdings, Inc., 4.88%, 5/15/28(b)	40,000	43,340
Pilgrim’s Pride Corp., 5.75%, 3/15/25(b)	79,000	80,876
5.87%, 9/30/27(b)	170,000	179,585

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(a)	Value

Food (Continued)
Post Holdings, Inc., 5.00%, 8/15/26	$180,000	$186,660
5.75%, 3/01/27(b)	71,000	74,387
5.50%, 12/15/29(b)	5,000	5,406
4.63%, 4/15/30(b)	135,000	138,713
TreeHouse Foods, Inc., 4.00%, 9/01/28	120,000	120,150
		2,680,545

Food Service – 0.1%
Aramark Services, Inc., 6.38%, 5/01/25(b)	225,000	235,998
4.75%, 6/01/26	80,000	79,500
5.00%, 2/01/28(b)	20,000	20,177
		335,675

Healthcare - Products – 0.1%
Avantor Funding, Inc., 4.62%, 7/15/28(b)	220,000	227,964
Hill-Rom Holdings, Inc., 4.38%, 9/15/27(b)	20,000	20,675
		248,639

Healthcare - Services – 1.5%
Catalent Pharma Solutions, Inc., 4.88%, 1/15/26(b)	55,000	56,100
Centene Corp., 4.75%, 1/15/25	150,000	154,125
4.75%, 1/15/25	50,000	51,375
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	15,000	14,869
6.62%, 2/15/25(b)	340,000	331,568
8.00%, 3/15/26(b)	585,000	587,340
8.00%, 3/15/26	20,000	20,080
DaVita, Inc., 3.75%, 2/15/31(b)	230,000	221,087
Encompass Health Corp., 4.50%, 2/01/28	260,000	266,271
4.75%, 2/01/30	265,000	276,029
HCA, Inc., 5.37%, 2/01/25	400,000	442,932
Providence Service (The) Corp., 11/15/25(b)(f)	50,000	50,875
Select Medical Corp., 6.25%, 8/15/26(b)	30,000	31,650
Surgery Center Holdings, Inc., 6.75%, 7/01/25(b)	100,000	98,500
Tenet Healthcare Corp., 5.12%, 5/01/25	410,000	405,777
6.25%, 2/01/27(b)	150,000	155,746

	Par(a)	Value

Healthcare - Services (Continued)
Tenet Healthcare Corp., 4.63%, 6/15/28(b)	$20,000	$20,275
6.13%, 10/01/28(b)	695,000	674,150
		3,858,749

Home Builders – 0.4%
Installed Building Products, Inc., 5.75%, 2/01/28(b)	25,000	26,344
KB Home, 4.80%, 11/15/29	50,000	54,000
Lennar Corp., 4.75%, 5/30/25	255,000	279,772
PulteGroup, Inc., 6.00%, 2/15/35	200,000	248,000
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(b)	125,000	138,750
5.13%, 8/01/30(b)	160,000	173,709
TRI Pointe Group, Inc., 5.70%, 6/15/28	70,000	77,700
		998,275

Household Products/Wares – 0.1%
Prestige Brands, Inc., 5.13%, 1/15/28(b)	125,000	129,844

Housewares – 0.0%(d)
Newell Brands, Inc., 4.88%, 6/01/25	50,000	54,140

Insurance – 0.0%(d)
AmWINS Group, Inc., 7.75%, 7/01/26(b)	50,000	53,375

Internet – 1.8%
ANGI Group LLC, 3.87%, 8/15/28(b)	130,000	128,538
Expedia Group, Inc., 6.25%, 5/01/25(b)	225,000	247,425
7.00%, 5/01/25(b)	115,000	123,146
4.63%, 8/01/27(b)	125,000	131,074
3.25%, 2/15/30	1,005,000	976,072
Netflix, Inc., 5.38%, 11/15/29(b)	170,000	199,112
4.88%, 6/15/30(b)	435,000	496,444
Uber Technologies, Inc., 7.50%, 5/15/25(b)	835,000	877,794
8.00%, 11/01/26(b)	785,000	827,194
7.50%, 9/15/27(b)	455,000	475,589
6.25%, 1/15/28(b)	80,000	81,100
		4,563,488

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(a)	Value

Investment Management Companies – 0.6%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.75%, 2/01/24	$55,000	$56,117
4.75%, 9/15/24	570,000	579,975
6.25%, 5/15/26	165,000	171,187
5.25%, 5/15/27	640,000	662,276
		1,469,555

Iron/Steel – 0.3%
Allegheny Technologies, Inc., 7.87%, 8/15/23	180,000	181,701
5.88%, 12/01/27	60,000	56,475
Carpenter Technology Corp., 6.38%, 7/15/28	20,000	20,979
Cleveland-Cliffs, Inc., 9.87%, 10/17/25(b)	185,000	211,594
6.75%, 3/15/26(b)	35,000	36,750
Commercial Metals Co., 4.88%, 5/15/23	119,000	124,058
United States Steel Corp., 6.87%, 8/15/25	20,000	15,880
6.25%, 3/15/26	105,000	80,128
		727,565

Leisure Time – 0.1%
Carnival Corp., 9.88%, 8/01/27(b)	135,000	140,315
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(b)	145,000	165,844
		306,159

Lodging – 1.1%
Boyd Gaming Corp., 6.37%, 4/01/26	15,000	15,564
6.00%, 8/15/26	55,000	56,358
4.75%, 12/01/27	315,000	306,341
Marriott Ownership
Resorts, Inc., 6.12%, 9/15/25(b)	125,000	130,312
4.75%, 1/15/28	265,000	252,412
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	371,000	382,130
MGM Resorts International, 5.50%, 4/15/27	260,000	262,499
Wyndham Destinations, Inc., 5.63%, 3/01/21	150,000	150,750
4.25%, 3/01/22	290,000	290,725
3.90%, 3/01/23	245,000	237,650

	Par(a)	Value

Lodging (Continued)
Wyndham
Destinations, Inc., 6.62%, 7/31/26(b)	$245,000	$260,668
4.63%, 3/01/30(b)	65,000	62,238
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/01/25(b)	355,000	339,912
		2,747,559

Media – 2.5%
Block Communications, Inc., 4.88%, 3/01/28(b)	20,000	20,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/01/27(b)	215,000	225,750
5.38%, 6/01/29(b)	185,000	200,263
4.75%, 3/01/30(b)	1,565,000	1,646,145
4.50%, 8/15/30(b)	105,000	109,122
4.50%, 5/01/32(b)	55,000	56,856
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	160,000	138,459
CSC Holdings LLC, 6.75%, 11/15/21	121,000	126,445
5.50%, 4/15/27(b)	200,000	210,750
5.75%, 1/15/30(b)	500,000	534,522
4.13%, 12/01/30(b)	200,000	203,356
4.63%, 12/01/30(b)	240,000	239,995
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26(b)	255,000	149,016
6.62%, 8/15/27(b)	180,000	71,847
DISH DBS Corp., 7.75%, 7/01/26	310,000	328,595
7.38%, 7/01/28	65,000	65,488
Gray Television, Inc., 4.75%, 10/15/30(b)	245,000	241,325
iHeartCommunications, Inc., 6.37%, 5/01/26	10,000	10,413
8.37%, 5/01/27	1,135,000	1,101,188
4.75%, 1/15/28(b)	180,000	171,900
Meredith Corp., 6.87%, 2/01/26	216,000	179,010
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(b)	20,000	20,850

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(a)	Value

Media (Continued)
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28(b)	$185,000	$190,781
Univision Communications, Inc., 6.62%, 6/01/27(b)	80,000	80,900
		6,323,476

Mining – 0.6%
Alcoa Nederland Holding
B.V., 5.50%, 12/15/27(b)	200,000	210,500
Freeport-McMoRan, Inc., 5.00%, 9/01/27	80,000	83,416
4.13%, 3/01/28	125,000	127,578
4.38%, 8/01/28	70,000	73,063
4.25%, 3/01/30	280,000	294,174
4.62%, 8/01/30	220,000	234,850
5.40%, 11/14/34	155,000	177,475
Novelis Corp., 4.75%, 1/30/30(b)	290,000	294,093
		1,495,149

Miscellaneous Manufacturing – 0.0%(d)
Hillenbrand, Inc., 5.75%, 6/15/25	50,000	53,375

Office/Business Equipment – 0.1%
Xerox Holdings Corp., 5.00%, 8/15/25(b)	100,000	98,729
5.50%, 8/15/28(b)	100,000	98,720
		197,449

Oil & Gas – 1.9%
Apache Corp., 4.25%, 1/15/30	150,000	132,562
4.75%, 4/15/43	5,000	4,425
4.25%, 1/15/44	115,000	97,463
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26(b)	75,000	66,375
Centennial Resource Production LLC, 8.00%, 6/01/25(b)	82,000	65,600
Comstock Resources, Inc., 9.75%, 8/15/26	100,000	105,375
Continental Resources, Inc., 4.50%, 4/15/23	65,000	61,795
3.80%, 6/01/24	190,000	176,937
4.38%, 1/15/28	65,000	58,500
4.90%, 6/01/44	100,000	82,655
CVR Energy, Inc., 5.25%, 2/15/25(b)	60,000	43,650

	Par(a)	Value

Oil & Gas (Continued)
Devon Energy Corp., 5.60%, 7/15/41	$15,000	$15,434
Diamondback Energy, Inc., 3.50%, 12/01/29	15,000	14,915
Endeavor Energy Resources L.P./EER Finance, Inc., 6.62%, 7/15/25(b)	55,000	57,063
5.50%, 1/30/26(b)	35,000	35,175
EQT Corp., 7.87%, 2/01/25	105,000	116,812
1/15/29(f)	10,000	10,000
8.75%, 2/01/30	155,000	192,587
Murphy Oil Corp., 6.37%, 12/01/42	100,000	74,500
Newfield Exploration Co., 5.38%, 1/01/26	195,000	183,274
Occidental Petroleum Corp., 2.70%, 2/15/23	91,000	81,445
2.90%, 8/15/24	790,000	657,517
3.50%, 6/15/25	380,000	306,478
5.55%, 3/15/26	65,000	56,550
3.40%, 4/15/26	20,000	15,644
3.20%, 8/15/26	25,000	19,313
3.00%, 2/15/27	35,000	26,425
8.50%, 7/15/27	90,000	85,950
3.50%, 8/15/29	525,000	378,766
8.87%, 7/15/30	85,000	83,194
4.10%, 2/15/47	5,000	3,267
4.20%, 3/15/48	15,000	9,750
4.40%, 8/15/49	175,000	117,250
Ovintiv, Inc., 6.50%, 8/15/34	170,000	159,635
6.62%, 8/15/37	35,000	32,288
Parsley Energy LLC/Parsley
Finance Corp., 5.38%, 1/15/25(b)	65,000	66,463
5.25%, 8/15/25(b)	65,000	66,950
5.63%, 10/15/27(b)	230,000	244,662
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25(b)	90,000	79,875
6.00%, 2/15/28(b)	70,000	26,947
Range Resources Corp., 5.00%, 3/15/23	53,000	51,422
9.25%, 2/01/26(b)	115,000	121,900
SM Energy Co., 10.00%, 1/15/25(b)	61,000	58,064
Southwestern Energy Co., 6.45%, 1/23/25	155,000	155,291
7.50%, 4/01/26	25,000	25,445

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(a)	Value

Oil & Gas (Continued)
Southwestern Energy Co., 7.75%, 10/01/27	$15,000	$15,506
Transocean Guardian Ltd., 5.88%, 1/15/24(b)	53,040	32,354
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(b)	50,000	37,500
WPX Energy, Inc., 5.25%, 10/15/27	30,000	30,087
5.88%, 6/15/28	95,000	97,138
		4,738,173

Oil & Gas Services – 0.1%
Transocean Proteus Ltd., 6.25%, 12/01/24(b)	161,200	141,856

Packaging & Containers – 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(b)	390,000	400,335
Berry Global, Inc., 4.50%, 2/15/26(b)	55,000	55,735
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	65,000	67,925
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(b)	190,000	183,293
		707,288

Pharmaceuticals – 0.7%
Bausch Health Cos., Inc., 9.00%, 12/15/25(b)	195,000	213,076
5.00%, 1/30/28(b)	205,000	202,618
6.25%, 2/15/29(b)	600,000	618,336
7.25%, 5/30/29(b)	50,000	53,785
5.25%, 1/30/30(b)	100,000	98,755
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27(b)	137,000	146,961
6.00%, 6/30/28(b)	210,000	162,225
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 9/01/25(b)	210,000	221,550
Par Pharmaceutical, Inc., 7.50%, 4/01/27(b)	51,000	54,060
		1,771,366

Pipelines – 1.7%
Buckeye Partners L.P., 5.85%, 11/15/43	45,000	39,825
5.60%, 10/15/44	60,000	51,750

	Par(a)	Value

Pipelines (Continued)
DCP Midstream Operating L.P., 5.38%, 7/15/25	$50,000	$52,500
5.62%, 7/15/27	195,000	202,098
5.13%, 5/15/29	25,000	24,867
Energy Transfer Operating L.P., (3M USD LIBOR + 4.03%), 6.25%, 2/15/23(g)(h)	122,000	81,825
5.00%, 5/15/50	295,000	275,555
EnLink Midstream Partners L.P., 5.60%, 4/01/44	10,000	6,175
5.05%, 4/01/45	5,000	3,150
5.45%, 6/01/47	485,000	311,511
EQM Midstream Partners L.P., 6.00%, 7/01/25(b)	155,000	158,875
6.50%, 7/01/27(b)	160,000	167,807
5.50%, 7/15/28	25,000	25,319
Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 2/01/28	175,000	145,250
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	100,000	99,250
Hess Midstream Operations L.P., 5.62%, 2/15/26(b)	704,000	704,000
New Fortress Energy, Inc., 6.75%, 9/15/25(b)	205,000	211,390
NGPL PipeCo LLC, 4.88%, 8/15/27(b)	38,000	41,356
NuStar Logistics L.P., 5.75%, 10/01/25	85,000	85,581
5.62%, 4/28/27	120,000	117,600
Sunoco Logistics Partners Operations L.P., 5.40%, 10/01/47	20,000	19,278
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 9/15/24(b)	25,000	24,025
6.00%, 3/01/27(b)	90,000	85,050
5.50%, 1/15/28(b)	130,000	119,469
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.25%, 5/01/23	113,000	112,943
4.25%, 11/15/23	275,000	274,971
5.87%, 4/15/26	80,000	81,600
5.50%, 3/01/30(b)	45,000	45,234
4.88%, 2/01/31(b)	250,000	243,977

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(a)	Value

Pipelines (Continued)
Western Midstream Operating L.P., 5.05%, 2/01/30	$300,000	$284,599
5.45%, 4/01/44	100,000	85,000
5.30%, 3/01/48	10,000	8,050
6.25%, 2/01/50	105,000	96,448
		4,286,328

Real Estate – 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 6/15/25(b)	185,000	195,406

Real Estate Investment Trusts – 1.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 5/15/26(b)	285,000	236,550
Host Hotels & Resorts L.P., 3.50%, 9/15/30	160,000	152,799
Iron Mountain, Inc., 4.87%, 9/15/29(b)	565,000	570,932
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.87%, 8/01/21(b)	231,000	230,134
5.25%, 10/01/25(b)	160,000	146,000
4.25%, 2/01/27(b)	550,000	475,062
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 1/15/28	191,000	193,865
Service Properties Trust, 4.35%, 10/01/24	305,000	269,925
4.75%, 10/01/26	65,000	55,575
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25(b)	45,000	47,744
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23	60,000	59,100
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 2/15/25(b)	55,000	55,204
3.75%, 2/15/27(b)	65,000	65,163
4.13%, 8/15/30(b)	70,000	70,875
		2,628,928

	Par(a)	Value

Retail – 0.9%
Asbury Automotive Group, Inc., 4.50%, 3/01/28(b)	$19,000	$19,333
4.75%, 3/01/30(b)	22,000	22,715
AutoNation, Inc., 4.75%, 6/01/30	40,000	46,908
Carvana Co., 5.63%, 10/01/25(b)	415,000	408,775
5.87%, 10/01/28(b)	220,000	217,296
Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	30,000	30,038
IRB Holding Corp., 6.75%, 2/15/26(b)	40,000	40,100
Ken Garff Automotive LLC, 4.88%, 9/15/28(b)	50,000	49,541
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/26(b)	115,000	118,832
L Brands, Inc., 5.25%, 2/01/28	235,000	231,475
6.63%, 10/01/30(b)	90,000	94,500
6.87%, 11/01/35	5,000	5,075
6.75%, 7/01/36	65,000	65,663
Lithia Motors, Inc., 4.38%, 1/15/31(b)	105,000	108,412
Murphy Oil USA, Inc., 4.75%, 9/15/29	20,000	20,950
Nordstrom, Inc., 5.00%, 1/15/44	135,000	95,620
PetSmart, Inc., 7.12%, 3/15/23(b)	75,000	75,094
8.87%, 6/01/25(b)	160,000	163,800
QVC, Inc., 4.85%, 4/01/24	5,000	5,213
4.45%, 2/15/25	10,000	10,225
Staples, Inc., 7.50%, 4/15/26(b)	200,000	187,000
White Cap Buyer LLC, 6.88%, 10/15/28(b)	35,000	35,875
Yum! Brands, Inc., 4.75%, 1/15/30(b)	10,000	10,750
3.63%, 3/15/31	255,000	250,219
		2,313,409

Semiconductors – 0.2%
Broadcom, Inc., 4.30%, 11/15/32	375,000	427,509

Software – 0.3%
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 1/31/26(b)	95,000	96,187

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Par(a)	Value

Software (Continued)
Camelot Finance S.A., 4.50%, 11/01/26(b)	$75,000	$78,000
Dun & Bradstreet (The) Corp., 6.87%, 8/15/26(b)	9,000	9,630
J2 Global, Inc., 4.63%, 10/15/30(b)	95,000	95,983
Logan Merger Sub, Inc., 5.50%, 9/01/27(b)	95,000	96,306
MSCI, Inc., 4.00%, 11/15/29(b)	30,000	31,310
3.63%, 9/01/30(b)	75,000	77,063
PTC, Inc., 3.62%, 2/15/25(b)	45,000	45,816
4.00%, 2/15/28(b)	65,000	67,194
SS&C Technologies, Inc., 5.50%, 9/30/27(b)	115,000	122,225
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/01/25(b)	100,000	101,410
		821,124

Telecommunications – 0.7%
CenturyLink, Inc., 5.62%, 4/01/25	50,000	52,500
5.13%, 12/15/26(b)	95,000	97,138
CommScope Technologies LLC, 6.00%, 6/15/25(b)	34,000	33,707
5.00%, 3/15/27(b)	950,000	886,488
CommScope, Inc., 8.25%, 3/01/27(b)	115,000	119,024
7.12%, 7/01/28(b)	90,000	90,500
Level 3 Financing, Inc., 4.63%, 9/15/27(b)	185,000	188,700
ViaSat, Inc., 6.50%, 7/15/28(b)	185,000	191,012
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(b)	100,000	96,500
		1,755,569

Toys/Games/Hobbies – 0.0%(d)
Mattel, Inc., 5.88%, 12/15/27(b)	30,000	32,601

Trucking & Leasing – 0.1%
Aviation Capital Group LLC, 5.50%, 12/15/24(b)	245,000	255,094
Total Corporate Bonds (Cost $65,162,487)		68,419,202

		Par(a)	Value
Foreign Government Inflation-Linked

Bonds – 0.7%

Sovereign – 0.7%
Argentina Treasury Bond,
1.10%, 4/17/21	ARS	$1,846,000	$26,786
1.00%, 8/05/21	ARS	168,000	2,142
1.20%, 3/18/22	ARS	42,182,025	608,188
1.30%, 9/20/22	ARS	27,600	359
1.40%, 3/25/23	ARS	42,293,339	546,017
1.50%, 3/25/24	ARS	21,313,347	254,585
Brazil Notas do Tesouro Nacional, Serie B, 6.00%, 5/15/35	BRL	230,000	164,457
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 12/04/20(e)	ARS	16,135,800	239,468
0.00%, 2/26/21(e)	ARS	97,500	1,285
			1,843,287
Total Foreign Government Inflation-Linked Bonds (Cost $2,129,887)			1,843,287
Foreign Issuer Bonds – 61.5%

Angola – 0.3%
Angolan Government International Bond, 8.25%, 5/09/28(b)		460,000	361,514
9.12%, 11/26/49(b)		400,000	305,188
			666,702

Argentina – 0.4%
Argentine Republic Government International Bond, 1.00%, 7/09/29		106,985	43,864
(Step to 0.50% on 7/09/21), 0.13%, 7/09/30(i)		829,203	304,317
(Step to 1.13% on 7/09/21), 0.12%, 7/09/35(i)		1,519,164	496,767
YPF S.A., 6.95%, 7/21/27(b)		120,000	64,200
			909,148

Australia – 0.2%
FMG Resources (August 2006) Pty. Ltd., 5.13%, 5/15/24(b)		210,000	224,676
Mineral Resources Ltd., 8.12%, 5/01/27(b)		350,000	381,500
			606,176

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(a)	Value

Bahrain – 0.7%
Bahrain Government International Bond, 6.75%, 9/20/29		$450,000	$487,571
5.62%, 9/30/31(b)		400,000	395,498
6.00%, 9/19/44		450,000	421,889
7.50%, 9/20/47		200,000	211,925
Oil and Gas Holding (The) Co. BSCC, 7.50%, 10/25/27		215,000	227,183
			1,744,066

Belgium – 0.3%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 3/01/28(b)		600,000	632,881

Brazil – 4.7%
Andrade Gutierrez International S.A., 9.50%, 12/30/24(b)		245,000	145,775
Banco do Brasil S.A., (10Y US Treasury CMT + 4.40%), 6.25%, 4/15/24(g)(h)		800,000	768,000
Brazil Letras do Tesouro Nacional, 0.00%, 4/01/21(e)	BRL	170,000	29,365
0.00%, 7/01/21(e)	BRL	3,825,000	655,735
0.00%, 1/01/22(e)	BRL	6,100,000	1,021,586
Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 1/01/23	BRL	5,969,000	1,138,937
10.00%, 1/01/25	BRL	8,920,000	1,739,437
10.00%, 1/01/27	BRL	7,844,000	1,540,199
10.00%, 1/01/29	BRL	5,030,000	996,936
Brazilian Government International Bond, 3.88%, 6/12/30		1,600,000	1,620,000
CSN Islands XII Corp., 7.00%, 12/23/20(g)		100,000	89,250
CSN Resources S.A., 7.62%, 4/17/26		200,000	205,400
Embraer Netherlands Finance B.V., 5.05%, 6/15/25		65,000	62,790
5.40%, 2/01/27		45,000	42,796
Globo Comunicacao e Participacoes S.A., 4.87%, 1/22/30(b)		200,000	197,852
MV24 Capital B.V., 6.75%, 6/01/34(b)		195,028	196,200
NBM U.S. Holdings, Inc., 7.00%, 5/14/26(b)		200,000	212,200

	Par(a)	Value

Brazil (Continued)
Petrobras Global Finance B.V., 5.60%, 1/03/31	$320,000	$345,392
6.90%, 3/19/49	90,000	101,848
6.85%, 6/05/15(j)	733,000	788,847
		11,898,545

Canada – 1.1%
1011778 B.C. ULC/New
Red Finance, Inc., 10/15/30(b)(f)	490,000	486,937
Bombardier, Inc., 6.00%, 10/15/22(b)	185,000	164,419
6.12%, 1/15/23(b)	485,000	418,434
Brookfield Residential
Properties, Inc./Brookfield
Residential U.S. Corp., 4.88%, 2/15/30(b)	145,000	137,750
Cenovus Energy, Inc., 5.38%, 7/15/25	100,000	105,437
4.25%, 4/15/27	15,000	15,271
5.25%, 6/15/37	10,000	9,785
5.40%, 6/15/47	175,000	172,659
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(b)	80,000	81,400
Mattamy Group Corp., 5.25%, 12/15/27(b)	140,000	148,050
4.63%, 3/01/30(b)	65,000	65,975
MEG Energy Corp., 7.12%, 2/01/27(b)	100,000	89,973
Methanex Corp., 5.25%, 12/15/29	15,000	15,198
5.65%, 12/01/44	90,000	86,512
Open Text Corp., 5.87%, 6/01/26(b)	24,000	24,960
3.88%, 2/15/28(b)	115,000	116,815
Parkland Corp., 6.00%, 4/01/26(b)	344,000	355,180
5.88%, 7/15/27(b)	80,000	82,567
Seven Generations Energy Ltd., 6.87%, 6/30/23(b)	27,000	27,000
5.38%, 9/30/25(b)	211,000	200,922
		2,805,244

Chile – 1.1%
AES Gener S.A., (5Y USD Swap Rate + 4.64%), 7.12%, 3/26/79(b)(h)	200,000	207,184

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(a)	Value

Chile (Continued)
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/01/30(b)	CLP	$135,000,000	$206,314
5.00%, 3/01/35	CLP	435,000,000	677,687
6.00%, 1/01/43	CLP	180,000,000	322,741
Chile Government International Bond, 2.45%, 1/31/31		400,000	415,500
2.55%, 1/27/32		425,000	442,531
Empresa de los Ferrocarriles del Estado, 3.07%, 8/18/50(b)		200,000	186,000
Kenbourne Invest S.A., 6.88%, 11/26/24(b)		200,000	208,750
			2,666,707

China – 2.9%
Agricultural Development Bank of China, 3.75%, 1/25/29	CNY	10,340,000	1,543,107
China Development Bank, 3.23%, 1/10/25	CNY	10,090,000	1,495,874
3.48%, 1/08/29	CNY	7,990,000	1,172,456
China Evergrande Group, 8.25%, 3/23/22		600,000	505,446
Easy Tactic Ltd., 8.12%, 2/27/23		200,000	175,940
Kaisa Group Holdings Ltd., 8.50%, 6/30/22		400,000	390,916
Meituan, 3.05%, 10/28/30(b)		210,000	210,439
Prosus N.V., 4.03%, 8/03/50(b)		400,000	408,370
Ronshine China Holdings Ltd., 8.75%, 10/25/22		400,000	410,855
Sunac China Holdings Ltd., 7.88%, 2/15/22		200,000	203,480
Tencent Holdings Ltd., 2.39%, 6/03/30(b)		230,000	232,842
3.24%, 6/03/50(b)		400,000	403,200
Yuzhou Group Holdings Co. Ltd., 6.00%, 10/25/23		200,000	198,346
			7,351,271

Colombia – 2.0%
Bancolombia S.A., (5Y US Treasury CMT + 2.94%), 4.63%, 12/18/29(h)		400,000	390,500
Colombian TES, 7.50%, 8/26/26	COP	2,943,000,000	870,421
6.00%, 4/28/28	COP	5,375,000,000	1,451,340
7.75%, 9/18/30	COP	2,140,100,000	633,329
Ecopetrol S.A., 6.87%, 4/29/30		235,000	282,564

		Par(a)	Value

Colombia (Continued)
Ecopetrol S.A., 5.87%, 5/28/45		$345,000	$376,292
Empresas Publicas de Medellin ESP, 4.38%, 2/15/31(b)		200,000	204,252
Geopark Ltd., 5.50%, 1/17/27(b)		200,000	176,002
Grupo Aval Ltd., 4.38%, 2/04/30(b)		200,000	194,700
Millicom International Cellular S.A., 5.12%, 1/15/28		200,000	210,000
6.25%, 3/25/29(b)		200,000	221,100
			5,010,500

Congo, The Democ. Rep. of – 0.3%
HTA Group Ltd., 7.00%, 12/18/25(b)		655,000	684,344

Costa Rica – 0.1%
Costa Rica Government International Bond, 4.25%, 1/26/23		200,000	182,002
6.13%, 2/19/31(b)		200,000	166,502
			348,504

Czech Republic – 0.9%
Czech Republic Government Bond, 2.50%, 8/25/28	CZK	3,570,000	171,903
2.75%, 7/23/29	CZK	8,230,000	406,763
0.95%, 5/15/30	CZK	22,060,000	940,073
2.00%, 10/13/33	CZK	18,340,000	870,543
			2,389,282

Dominican Republic – 0.8%
Dominican Republic International Bond, 5.95%, 1/25/27(b)		350,000	381,503
4.50%, 1/30/30(b)		215,000	216,615
4.88%, 9/23/32(b)		830,000	842,458
5.87%, 1/30/60(b)		665,000	635,075
			2,075,651

Ecuador – 0.3%
Ecuador Government International Bond, (Step to 5.00% on 7/31/21), 0.50%, 7/31/30(b)(i)		387,410	257,744
0.00%, 7/31/30(b)(e)		83,525	37,783

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(a)	Value

Ecuador (Continued)
Ecuador Government International Bond, (Step to 1.00% on 7/31/21), 0.50%, 7/31/35(b)(i)		$759,407	$420,780
(Step to 0.50% on 7/31/21), 0.50%, 7/31/40(b)(i)		295,130	147,590
			863,897

Egypt – 1.6%
Egypt Government International Bond, 5.75%, 5/29/24(b)		200,000	204,810
6.59%, 2/21/28		300,000	302,681
7.05%, 1/15/32(b)		435,000	424,433
7.63%, 5/29/32(b)		450,000	455,220
8.50%, 1/31/47		300,000	299,092
8.70%, 3/01/49(b)		250,000	251,625
Egypt Treasury Bill, 12.41%, 12/22/20(k)	EGP	3,325,000	209,414
12.26%, 12/29/20(k)	EGP	10,075,000	632,616
12.28%, 1/12/21(k)	EGP	13,025,000	810,635
12.33%, 1/19/21(k)	EGP	8,675,000	540,320
			4,130,846

El Salvador – 0.1%
El Salvador Government International Bond, 6.38%, 1/18/27		225,000	182,590

Finland – 0.1%
Nokia OYJ, 4.38%, 6/12/27		224,000	240,802

France – 0.2%
Altice France S.A., 5.13%, 1/15/29(b)		490,000	489,228

Germany – 0.3%
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(b)		200,000	202,542
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(h)		400,000	387,500
Vertical U.S. Newco, Inc., 5.25%, 7/15/27(b)		200,000	205,840
			795,882

Ghana – 0.7%
Ghana Government International Bond, 8.12%, 1/18/26		950,000	959,556
7.88%, 2/11/35(b)		200,000	177,250
8.95%, 3/26/51(b)		200,000	179,320

		Par(a)	Value

Ghana (Continued)
Ghana Treasury Note, 19.75%, 3/08/21	GHS	$220,000	$38,436
Republic of Ghana
Government Bonds, 24.50%, 6/21/21	GHS	580,000	104,311
24.75%, 7/19/21	GHS	678,000	122,251
18.25%, 7/25/22	GHS	1,530,000	263,978
			1,845,102

Hungary – 0.9%
Hungary Government Bond, 2.50%, 10/24/24	HUF	346,330,000	1,147,380
2.75%, 12/22/26	HUF	203,500,000	684,969
3.00%, 8/21/30	HUF	17,860,000	60,822
3.25%, 10/22/31	HUF	123,230,000	428,546
			2,321,717

India – 0.9%
Adani Ports & Special Economic Zone Ltd., 4.20%, 8/04/27(b)		215,000	216,362
4.37%, 7/03/29(b)		200,000	201,903
India Government Bond, 8.15%, 6/11/22	INR	107,500,000	1,542,940
Network i2i Ltd., (5Y US
Treasury CMT + 4.27%), 5.65%, 1/15/25(g)(h)		400,000	400,600
			2,361,805

Indonesia – 4.4%
Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(b)		400,000	487,288
5.45%, 5/15/30(b)		300,000	341,767
6.76%, 11/15/48(b)		250,000	320,140
5.80%, 5/15/50(b)		200,000	231,754
Indonesia Government International Bond, 4.20%, 10/15/50		300,000	345,850
Indonesia Treasury Bond, 7.00%, 5/15/22	IDR	25,056,000,000	1,786,214
8.37%, 3/15/24	IDR	10,516,000,000	790,209
8.13%, 5/15/24	IDR	4,600,000,000	343,718
8.37%, 9/15/26	IDR	19,428,000,000	1,480,923
7.00%, 5/15/27	IDR	7,420,000,000	525,619
9.00%, 3/15/29	IDR	14,944,000,000	1,167,790
8.25%, 5/15/29	IDR	656,000,000	49,430
7.00%, 9/15/30	IDR	6,610,000,000	465,751
6.50%, 2/15/31	IDR	1,240,000,000	84,328
7.50%, 8/15/32	IDR	10,750,000,000	753,364
8.37%, 3/15/34	IDR	7,953,000,000	592,057
Minejesa Capital B.V., 5.63%, 8/10/37(b)		200,000	207,000

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(a)	Value

Indonesia (Continued)
Pertamina Persero PT, 4.15%, 2/25/60(b)		$400,000	$395,010
Perusahaan Penerbit SBSN Indonesia III,
4.15%, 3/29/27		330,000	369,679
3.80%, 6/23/50(b)		400,000	424,192
			11,162,083

Iraq – 0.2%
Iraq International Bond, 5.80%, 1/15/28		468,750	405,469

Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25		150,000	165,263
C&W Senior Financing DAC, 6.88%, 9/15/27(b)		400,000	421,200
			586,463

Israel – 1.3%
Leviathan Bond Ltd.,
5.75%, 6/30/23(b)		153,000	156,705
6.12%, 6/30/25(b)		305,000	316,636
6.50%, 6/30/27(b)		272,000	280,304
6.75%, 6/30/30(b)		85,000	87,499
State of Israel, 3.38%,
1/15/50		775,000	836,333
Teva Pharmaceutical Finance Netherlands III B.V., 2.80%, 7/21/23		35,000	33,195
3.15%, 10/01/26		405,000	356,400
4.10%, 10/01/46		1,472,000	1,221,760
			3,288,832

Italy – 0.2%
Intesa Sanpaolo S.p.A.,
5.02%, 6/26/24(b)		200,000	211,070
Telecom Italia Capital S.A.,
6.37%, 11/15/33		60,000	70,972
6.00%, 9/30/34		10,000	11,635
7.20%, 7/18/36		39,000	49,204
UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(h)		200,000	202,568
			545,449

Ivory Coast – 0.1%
Ivory Coast Government International Bond, 6.88%, 10/17/40(b)	EUR	300,000	341,988

		Par(a)	Value

Japan – 3.1%
Japan Treasury Discount Bill,
(0.09%), 11/09/20(k)	JPY	$700,000	$6,686
(0.18%), 11/10/20(k)	JPY	49,900,000	476,636
(0.12%), 12/10/20(k)	JPY	184,800,000	1,765,308
(0.13%), 12/14/20(k)	JPY	24,700,000	235,950
(0.13%), 12/16/20(k)	JPY	184,700,000	1,764,379
(0.18%), 1/12/21(k)	JPY	226,400,000	2,162,875
(0.10%), 1/18/21(k)	JPY	121,000,000	1,155,974
(0.13%), 2/10/21(k)	JPY	3,250,000	31,051
(0.16%), 3/10/21(k)	JPY	3,800,000	36,309
(0.16%), 3/25/21(k)	JPY	15,300,000	146,197
			7,781,365

Kazakhstan – 0.6%
KazMunayGas
National Co. JSC, 3.50%, 4/14/33(b)		1,025,000	1,056,984
5.75%, 4/19/47		450,000	559,761
			1,616,745

Kenya – 0.4%
Kenya Government International Bond, 7.00%, 5/22/27		900,000	937,654

Kuwait – 0.1%
MEGlobal Canada ULC, 5.00%, 5/18/25(b)		200,000	217,690

Lebanon – 0.1%
Lebanon Government International Bond, 8.25%, 5/17/34(l)		1,050,000	149,625

Luxembourg – 0.4%
Altice Financing S.A., 5.00%, 1/15/28(b)		240,000	232,800
ArcelorMittal S.A., 7.25%, 10/15/39		30,000	36,668
7.00%, 3/01/41		165,000	198,833
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(m)		600,000	609,750
			1,078,051

Macau – 0.2%
Studio City Finance Ltd., 6.00%, 7/15/25(b)		215,000	215,269
6.50%, 1/15/28(b)		200,000	197,040
Wynn Macau Ltd., 5.12%, 12/15/29(b)		200,000	185,105
			597,414

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(a)	Value

Malaysia – 1.6%
Malaysia Government Bond,
3.48%, 3/15/23	MYR	$3,450,000	$863,479
4.18%, 7/15/24	MYR	2,650,000	689,338
3.90%, 11/16/27	MYR	3,375,000	888,368
3.89%, 8/15/29	MYR	2,595,000	685,031
4.50%, 4/15/30	MYR	517,000	142,732
4.23%, 6/30/31	MYR	770,000	209,605
3.84%, 4/15/33	MYR	471,000	123,135
4.89%, 6/08/38	MYR	545,000	154,365
Petronas Capital Ltd., 3.50%, 4/21/30(b)		270,000	300,332
			4,056,385

Mexico – 5.9%
Banco Mercantil del Norte S.A.,
(5Y US Treasury CMT + 5.04%), 6.87%, 7/06/22(b)(g)(h)		400,000	399,504
(10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(g)(h)		200,000	199,222
Cemex S.A.B. de C.V., 5.70%, 1/11/25		200,000	205,300
7.37%, 6/05/27(b)		460,000	506,695
5.20%, 9/17/30(b)		200,000	211,278
Infraestructura Energetica Nova S.A.B. de C.V., 4.75%, 1/15/51(b)		650,000	610,675
Mexican Bonos, 6.50%, 6/09/22	MXN	51,437,000	2,500,675
8.00%, 12/07/23	MXN	37,330,000	1,924,251
8.00%, 9/05/24	MXN	4,218,000	219,810
10.00%, 12/05/24	MXN	41,630,000	2,323,304
5.75%, 3/05/26	MXN	13,045,000	626,319
7.50%, 6/03/27	MXN	8,850,000	459,270
8.50%, 5/31/29	MXN	25,767,400	1,418,382
7.75%, 5/29/31	MXN	17,326,500	910,406
7.75%, 11/13/42	MXN	10,480,000	529,818
Petroleos Mexicanos, 6.49%, 1/23/27		200,000	186,400
5.35%, 2/12/28		250,000	213,547
5.95%, 1/28/31		737,000	616,869
6.63%, 6/15/35		454,000	373,896
7.69%, 1/23/50		525,000	436,238
Unifin Financiera S.A.B. de C.V., 7.25%, 9/27/23(b)		200,000	175,002
			15,046,861

		Par(a)	Value

Netherlands – 0.3%
Ziggo B.V., 5.50%, 1/15/27(b)		$472,000	$489,700
4.88%, 1/15/30(b)		200,000	207,375
			697,075

Nigeria – 0.6%
IHS Netherlands Holdco B.V., 7.13%, 3/18/25(b)		200,000	201,500
Nigeria Government International Bond, 7.14%, 2/23/30(b)		400,000	385,778
7.87%, 2/16/32		200,000	194,457
7.70%, 2/23/38(b)		515,000	473,233
7.62%, 11/28/47		300,000	274,368
			1,529,336

Norway – 0.9%
Aker BP ASA, 5.88%, 3/31/25(b)		410,000	423,217
Norway Government Bond, 3.75%, 5/25/21(b)	NOK	1,858,000	198,680
2.00%, 5/24/23(b)	NOK	9,421,000	1,032,033
3.00%, 3/14/24(b)	NOK	4,328,000	495,016
			2,148,946

Oman – 0.4%
Oman Government International Bond, 5.38%, 3/08/27		400,000	367,661
5.62%, 1/17/28		600,000	549,424
6.50%, 3/08/47		200,000	162,342
			1,079,427

Pakistan – 0.2%
Pakistan Government International Bond, 6.88%, 12/05/27		535,000	524,460

Panama – 0.8%
Aeropuerto Internacional de Tocumen S.A., 6.00%, 11/18/48(b)		199,116	221,797
Panama Government International Bond, 3.16%, 1/23/30		825,000	900,290
2.25%, 9/29/32		850,000	864,450
			1,986,537

Paraguay – 0.1%
Paraguay Government
International Bond, 5.60%, 3/13/48		300,000	369,303

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(a)	Value

Peru – 1.3%
Banco de Credito del Peru, (5Y US Treasury CMT + 3.00%), 3.13%, 7/01/30(b)(h)		$140,000	$141,541
Nexa Resources S.A., 5.37%, 5/04/27		200,000	210,600
6.50%, 1/18/28(b)		200,000	222,750
Peru Government Bond, 6.15%, 8/12/32	PEN	3,350,000	1,068,726
5.40%, 8/12/34	PEN	70,000	20,400
Peruvian Government International Bond, 2.78%, 1/23/31		1,045,000	1,129,645
6.90%, 8/12/37	PEN	1,371,000	448,373
			3,242,035

Poland – 1.7%
Republic of Poland Government Bond, 2.25%, 4/25/22	PLN	650,000	169,684
2.50%, 7/25/26	PLN	3,070,000	858,027
2.50%, 7/25/27	PLN	3,614,000	1,014,177
2.75%, 10/25/29	PLN	7,929,000	2,288,406
			4,330,294

Qatar – 0.7%
Qatar Government International Bond, 3.25%, 6/02/26		800,000	884,378
3.75%, 4/16/30(b)		825,000	957,818
			1,842,196

Romania – 1.3%
Romania Government Bond, 4.25%, 6/28/23	RON	2,130,000	528,755
3.25%, 4/29/24	RON	4,480,000	1,086,919
5.00%, 2/12/29	RON	1,050,000	284,240
3.65%, 9/24/31	RON	1,260,000	306,972
Romanian Government International Bond, 3.00%, 2/14/31(b)		290,000	300,299
4.00%, 2/14/51(b)		870,000	886,325
			3,393,510

Russia – 1.6%
Russian Federal Bond - OFZ, 6.50%, 2/28/24	RUB	43,924,000	577,484
7.10%, 10/16/24	RUB	80,200,000	1,077,933
7.75%, 9/16/26	RUB	44,417,000	622,284
7.05%, 1/19/28	RUB	40,100,000	542,738
6.90%, 5/23/29	RUB	45,121,000	603,913

		Par(a)	Value

Russia (Continued)
Russian Federal Bond - OFZ, 8.50%, 9/17/31	RUB	$35,600,000	$526,599
7.70%, 3/23/33	RUB	11,250,000	157,967
			4,108,918

Saudi Arabia – 0.9%
Saudi Government International Bond, 2.50%, 2/03/27		1,225,000	1,285,248
2.75%, 2/03/32(b)		850,000	888,930
			2,174,178

Senegal – 0.1%
Senegal Government International Bond, 4.75%, 3/13/28	EUR	300,000	346,753

South Africa – 2.6%
Eskom Holdings SOC Ltd., 6.75%, 8/06/23		400,000	380,512
7.13%, 2/11/25		600,000	563,093
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	29,900,000	1,691,706
7.00%, 2/28/31	ZAR	11,100,000	558,276
8.25%, 3/31/32	ZAR	9,700,000	512,228
8.87%, 2/28/35	ZAR	5,800,000	297,817
8.50%, 1/31/37	ZAR	17,375,409	837,594
9.00%, 1/31/40	ZAR	6,000,000	294,872
8.75%, 1/31/44	ZAR	14,438,898	676,803
8.75%, 2/28/48	ZAR	4,294,591	200,534
Republic of South Africa Government International Bond, 4.30%, 10/12/28		200,000	194,240
5.75%, 9/30/49		350,000	315,203
			6,522,878

South Korea – 2.3%
Korea Treasury Bond, 1.38%, 12/10/29	KRW	6,654,400,000	5,783,580

Sri Lanka – 0.1%
Sri Lanka Government
International Bond, 5.75%, 4/18/23(b)		425,000	238,000

Thailand – 1.9%
Bangkok Bank PCL, (5Y US Treasury CMT + 4.73%), 5.00%, 9/23/25(b)(g)(h)		300,000	299,664
Thailand Government Bond, 2.88%, 12/17/28	THB	44,200,000	1,593,812

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

		Par(a)	Value

Thailand (Continued)
Thailand Government Bond,
3.40%, 6/17/36	THB	$13,400,000	$532,038
3.30%, 6/17/38	THB	61,968,000	2,409,594
			4,835,108

Turkey – 0.5%
Turkey Government International Bond,
4.88%, 10/09/26		305,000	275,165
5.12%, 2/17/28		200,000	177,624
6.12%, 10/24/28		200,000	187,103
5.25%, 3/13/30		768,000	668,160
			1,308,052

Ukraine – 0.7%
Ukraine Government International Bond,
7.75%, 9/01/22		350,000	365,582
7.75%, 9/01/26		665,000	674,330
7.75%, 9/01/27		505,000	509,469
0.01%, 5/31/40(k)		241,000	209,533
			1,758,914

United Arab Emirates – 1.1%
Abu Dhabi Government International Bond, 2.50%, 9/30/29(b)		225,000	239,321
3.12%, 4/16/30(b)		375,000	417,476
1.70%, 3/02/31		1,100,000	1,086,237
3.12%, 9/30/49(b)		225,000	237,038
DP World Salaam, (5Y US Treasury CMT + 5.75%),
6.00%, 10/01/25(g)(h)		400,000	420,320
Galaxy Pipeline Assets Bidco Ltd.,
9/30/27(b)(f)		200,000	199,356
3/31/36(b)(f)		200,000	199,519
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(b)		184,000	60,720
			2,859,987

United Kingdom – 0.4%
Ardonagh Midco 2 PLC,
11.50%, 1/15/27(b)		200,000	198,000
Ashtead Capital, Inc.,
4.12%, 8/15/25(b)		200,000	205,414
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		200,000	201,440

		Par(a)	Value

United Kingdom (Continued)
Virgin Media Finance PLC,
5.00%, 7/15/30(b)		$235,000	$233,825
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)		230,000	245,734
			1,084,413

Uruguay – 0.6%
Uruguay Government International Bond,
4.38%, 1/23/31		315,000	380,365
4.97%, 4/20/55		360,000	475,200
Uruguay Monetary Regulation Bill,
7.20%, 1/22/21(k)	UYU	6,822,000	156,360
7.48%, 5/07/21(k)	UYU	5,607,000	125,720
7.26%, 6/18/21(k)	UYU	16,200,000	360,133
			1,497,778

Vietnam – 0.1%
Mong Duong Finance Holdings B.V., 5.13%, 5/07/29(b)		250,000	254,522

Zambia – 0.6%
First Quantum Minerals Ltd.,
7.25%, 4/01/23(b)		430,000	432,150
7.50%, 4/01/25(b)		200,000	201,000
6.87%, 3/01/26(b)		800,000	794,000
			1,427,150
Total Foreign Issuer Bonds (Cost $157,248,453)			156,176,314

Term Loans – 0.0%(d)(n)

Retail – 0.0%(d)
J.C. Penney Corp., Inc., Loan, (3M USD LIBOR+ 4.25%), 5.25%, 6/23/23(l)		20,286	6,086
Total Term Loans (Cost $18,413)			6,086

		Number of Shares
Warrants – 0.0%(d)

Engineering & Construction – 0.0%(d)
Mcdermott International Ltd.(o)*		8,166	6,038
Total Warrants (Cost $6,000)			6,038

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

	Number of Shares	Value

Investment Companies – 1.4%
iShares iBoxx High Yield Corporate Bond ETF (Germany)	43,048	$3,610,866
Total Investment Companies (Cost $3,464,246)		3,610,866

Short-Term Investments – 6.8%

U.S. Government Agencies – 1.8%
Federal Home Loan Bank Discount Notes, 0.00%, 11/02/20(e)	4,730,000	4,729,999

Money Market Fund – 3.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.00%(p)	7,611,026	7,611,026

U.S. Treasury Bills – 2.0%
U.S. Treasury Bill, 0.09%, 11/24/20(k)	2,460,000	2,459,876
U.S. Treasury Bill, 0.09%, 1/07/21(k)	2,530,000	2,529,606
		4,989,482
Total Short-Term Investments (Cost $17,330,459)		17,330,507

	Number of Contracts	Notional Amount	Value

Purchased Options – 0.0%(d)

Put Options - Over the Counter – 0.0%(d)
South African Rand vs. U.S. Dollar, Strike Price ZAR 15.65, Expires 1/06/21, Counterparty: BNP Paribas	1	$590,000	$5,328

Total Purchased Options (Cost $5,328)			5,328

Total Investments – 99.5% (Cost $250,773,533)			252,800,425
Other Assets less Liabilities – 0.5%(q)			1,243,287

NET ASSETS – 100.0%			$254,043,712

Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Amount rounds to less than 0.05%.

(e)	Zero coupon bond.

(f)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2020. (g) Perpetual bond. Maturity date represents next call date.

(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2020 is disclosed.

(i)	Step coupon bond. Rate as of October 31, 2020 is disclosed.

(j)	Century bond maturing in 2115.

(k)	Discount rate at the time of purchase.

(l)	Issuer has defaulted on terms of debt obligation.

(m)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

(n)	Variable rate security. Rate as of October 31, 2020 is disclosed.

(o)

This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Schedule of Investments). The fair value price of $0.73 is based on a pricing model which utilizes projected earnings along with discounted multiples. During the fiscal period, the Fund acquired $6,000 of this asset.

(p)	7-day current yield as of October 31, 2020 is disclosed.

(q)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

*	Non-Income Producing Security

Abbreviations:
3M	3 Month
5Y	5 Year
10Y	10 Year
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CVR	Contingent Value Rights
CZK	Czech Republic Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Kroner
PCL	Public Company Limited
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South African Rand

Concentration by Currency (%)
U.S. Dollar	58.3
All other currencies less than 5%	41.7
Total	100.0

Composition by Type (%)
Non-Government	49.9
Sovereign	49.6
Others	0.5
Total	100.0

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2020:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

03/17/21	Japanese Yen	178,231,911	Australian Dollars	2,321,000	HSBC	$ 73,284
12/08/20	U.S. Dollars	893,966	Czech Republic Koruna	19,950,000	BNP	40,862
11/18/20	U.S. Dollars	596,000	Russian Rubles	44,271,416	Bank of America	39,851
11/25/20	Japanese Yen	132,239,165	Australian Dollars	1,747,000	JPMorgan Chase	35,325
11/24/20	Japanese Yen	132,068,832	Australian Dollars	1,747,000	JPMorgan Chase	33,690
11/04/20	U.S. Dollars	1,315,229	Brazilian Reals	7,364,900	JPMorgan Chase	31,941
11/04/20	U.S. Dollars	589,192	Brazilian Reals	3,241,000	Citibank	24,468
11/24/20	Japanese Yen	83,133,174	Australian Dollars	1,098,534	Citibank	22,014
12/14/20	Japanese Yen	46,021,465	Australian Dollars	595,000	HSBC	21,530
12/14/20	Japanese Yen	38,421,769	Australian Dollars	494,995	JPMorgan Chase	19,205
04/13/21	Japanese Yen	54,339,284	Australian Dollars	715,008	JPMorgan Chase	17,287
02/26/21	Japanese Yen	43,073,857	Euro	342,449	Citibank	12,171
04/06/21	Japanese Yen	82,533,153	Euro	665,700	JPMorgan Chase	11,938
01/13/21	Japanese Yen	32,409,517	Australian Dollars	424,998	JPMorgan Chase	11,067
07/13/21	Japanese Yen	32,336,444	Australian Dollars	424,999	JPMorgan Chase	10,943
04/16/21	U.S. Dollars	950,776	Euro	806,283	Deutsche Bank	8,035
11/10/20	U.S. Dollars	403,620	Euro	340,000	Standard Chartered Bank	7,552
11/04/20	Brazilian Reals	6,574,900	U.S. Dollars	1,139,004	JPMorgan Chase	6,631
11/12/20	U.S. Dollars	298,000	Colombian Pesos	1,132,400,000	Goldman Sachs	5,589
11/04/20	Brazilian Reals	3,241,000	U.S. Dollars	560,436	Citibank	4,288
01/29/21	U.S. Dollars	863,354	South Korean Won	979,000,000	HSBC	2,127
04/30/21	Japanese Yen	42,029,284	Euro	342,450	Citibank	1,969
11/10/20	Swiss Francs	150,000	Euro	138,953	Goldman Sachs	1,766
05/03/21	U.S. Dollars	341,503	Australian Dollars	483,000	Morgan Stanley	1,704
12/30/20	Japanese Yen	11,965,996	Euro	97,167	Citibank	1,062
03/31/21	Japanese Yen	11,972,993	Euro	97,167	Citibank	1,042
06/30/21	Japanese Yen	11,980,673	Euro	97,167	Citibank	1,027
11/18/20	U.S. Dollars	42,640	Euro	35,984	Deutsche Bank	714
01/08/21	Thai Baht	9,480,000	U.S. Dollars	303,535	Barclays	545
03/15/21	Swedish Kronor	2,271,000	Euro	218,405	Deutsche Bank	448
12/14/20	Swedish Kronor	3,074,000	Euro	296,092	Deutsche Bank	441
11/12/20	Colombian Pesos	1,132,400,000	U.S. Dollars	292,081	BNP	329
12/15/20	Swedish Kronor	757,000	Euro	72,774	Deutsche Bank	273

Total Unrealized Appreciation						$451,118

01/19/21	Swedish Kronor	2,395,500	Euro	231,113	Deutsche Bank	$ (203)
04/16/21	Swedish Kronor	2,395,500	Euro	230,883	Deutsche Bank	(225)
04/15/21	Swedish Kronor	757,000	Euro	73,125	Deutsche Bank	(262)
11/18/20	Euro	35,984	U.S. Dollars	42,606	Deutsche Bank	(680)
11/17/20	Swedish Kronor	757,000	Euro	73,622	Deutsche Bank	(689)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/24/20	Australian Dollars	483,000	Japanese Yen	35,623,085	JPMorgan Chase	$ (806)
11/10/20	Swedish Kronor	2,000,000	Euro	193,742	Deutsche Bank	(908)
11/23/20	Euro	94,000	U.S. Dollars	111,301	Bank of America	(1,768)
12/14/20	Swedish Kronor	3,074,000	Euro	298,487	Deutsche Bank	(2,351)
11/13/20	Swedish Kronor	3,074,000	Euro	298,593	Deutsche Bank	(2,353)
01/13/21	U.S. Dollars	322,630	Mexican Pesos	6,973,000	Citibank	(3,363)
11/18/20	Russian Rubles	32,878,876	U.S. Dollars	416,441	JPMorgan Chase	(3,408)
03/16/21	U.S. Dollars	432,454	Mexican Pesos	9,398,000	Citibank	(3,812)
11/04/20	Brazilian Reals	790,000	U.S. Dollars	141,653	JPMorgan Chase	(4,001)
01/04/21	U.S. Dollars	559,391	Brazilian Reals	3,241,000	Citibank	(4,122)
12/22/20	U.S. Dollars	300,000	Taiwan Dollars	8,601,900	Barclays	(4,790)
11/27/20	U.S. Dollars	448,690	Indian Rupees	33,926,324	JPMorgan Chase	(5,590)
03/08/21	U.S. Dollars	347,104	Mexican Pesos	7,591,000	Citibank	(5,603)
01/15/21	U.S. Dollars	474,044	Mexican Pesos	10,264,000	Citibank	(5,698)
11/12/20	U.S. Dollars	300,000	Chilean Pesos	236,430,000	JPMorgan Chase	(5,719)
11/18/20	Russian Rubles	11,392,540	U.S. Dollars	149,000	Citibank	(5,884)
12/01/20	U.S. Dollars	295,000	South African Rand	4,916,175	Barclays	(5,997)
12/02/20	U.S. Dollars	1,137,920	Brazilian Reals	6,574,900	JPMorgan Chase	(6,185)
11/10/20	Euro	340,000	U.S. Dollars	402,730	Standard Chartered Bank	(6,662)
01/27/21	Norwegian Kroner	4,350,000	Euro	396,236	Deutsche Bank	(6,930)
12/01/20	Indian Rupees	43,575,772	U.S. Dollars	590,000	Bank of America	(7,078)
02/26/21	U.S. Dollars	653,727	Indian Rupees	49,948,000	Deutsche Bank	(8,106)
11/10/20	Norwegian Kroner	1,890,000	Euro	177,185	Deutsche Bank	(8,440)
12/01/20	U.S. Dollars	398,685	South African Rand	6,650,691	JPMorgan Chase	(8,510)
12/01/20	U.S. Dollars	495,903	South African Rand	8,259,308	BNP	(9,781)
11/23/20	U.S. Dollars	277,525	Euro	252,500	Bank of America	(16,698)
12/03/20	U.S. Dollars	215,245	South Korean Won	266,000,000	HSBC	(18,673)
03/11/21	U.S. Dollars	413,236	Mexican Pesos	9,306,000	Citibank	(19,007)
11/30/20	U.S. Dollars	400,938	Mexican Pesos	8,980,000	Citibank	(20,986)
01/07/21	U.S. Dollars	1,303,807	Mexican Pesos	28,320,000	HSBC	(21,064)
04/13/21	Norwegian Kroner	9,512,600	Euro	870,356	JPMorgan Chase	(21,504)
01/19/21	U.S. Dollars	370,779	South Korean Won	446,900,000	HSBC	(22,365)
11/09/20	U.S. Dollars	1,759,622	Mexican Pesos	37,970,000	HSBC	(28,628)
01/27/21	Turkish Lira	5,461,717	U.S. Dollars	655,000	JPMorgan Chase	(31,499)
11/09/20	Swiss Francs	2,176,000	Euro	2,068,441	Citibank	(35,782)
12/08/20	Czech Republic Koruna	19,950,000	U.S. Dollars	894,559	BNP	(41,454)
03/24/21	U.S. Dollars	4,253,564	South Korean Won	4,950,000,000	Standard Chartered Bank	(102,015)
11/09/20	Japanese Yen	327,883,800	Euro	2,830,000	Deutsche Bank	(164,490)

Total Unrealized Depreciation						$(674,089)

Net Unrealized Depreciation						$(222,971)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Multisector Bond Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Asset-Backed Securities	$ —	$ 280,873	$ —	$ 280,873
Common Stocks	254,670	4,362	—	259,032
Convertible Preferred Stocks	368,235	1,635,828	—	2,004,063
Convertible Bonds	—	2,858,829	—	2,858,829
Corporate Bonds	—	68,419,202	—	68,419,202
Foreign Government Inflation-Linked Bonds	—	1,843,287	—	1,843,287
Foreign Issuer Bonds	—	156,176,314	—	156,176,314
Term Loans	—	6,086	—	6,086
Warrants	—	—	6,038	6,038
Investment Companies	3,610,866	—	—	3,610,866
Short-Term Investments	7,611,026	9,719,481	—	17,330,507
Purchased Options	—	5,328	—	5,328

Total Investments	$11,844,797	$240,949,590	$6,038	$252,800,425

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments
Assets:
Forward foreign currency exchange contracts	$—	$ 451,118	$—	$ 451,118

Total Assets - Derivative Financial Instruments	$—	$ 451,118	$—	$ 451,118

Liabilities:
Forward foreign currency exchange contracts	$—	$(674,089)	$—	$(674,089)

Total Liabilities - Derivative Financial Instruments	$—	$(674,089)	$—	$(674,089)

Net Derivative Financial Instruments	$—	$(222,971)	$—	$(222,971)

Investments classified within Level 3 of the fair value hierarchy are valued by the Morningstar Investment Management LLC (“MIM”) in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments

Morningstar Unconstrained Allocation Fund

	Par	Value
Asset-Backed Securities – 0.0%(a)

Commercial Mortgage-Backed Securities – 0.0%(a)
Benchmark Mortgage Trust, Series 2020-B17, Class A2, 2.21%, 3/15/53	$45,000	$46,713

Whole Loan – 0.0%(a)
STACR Trust, Series 2018-HRP1, Class M2, (1M USD LIBOR + 1.65%), 1.80%, 4/25/43(b)(c)	33,700	32,726

Total Asset-Backed Securities (Cost $79,001)		79,439

	Number of Shares
Common Stocks – 15.8%

Advertising – 0.8%
Omnicom Group, Inc.	28,148	1,328,586

Apparel – 0.9%
Tapestry, Inc.	68,043	1,512,596

Beverages – 0.5%
Anheuser-Busch InBev S.A./N.V. (Belgium)	13,996	723,960

Commercial Services – 3.1%
Atlantia S.p.A. (Italy)*	34,780	533,892
Bureau Veritas S.A. (France)*	51,021	1,118,806
H&R Block, Inc.	113,878	1,965,534
Nielsen Holdings PLC	97,579	1,318,293
		4,936,525

Computers – 0.5%
Cognizant Technology Solutions Corp., Class A	11,847	846,113

Electric – 0.7%
National Grid PLC (United Kingdom)	98,765	1,174,858

Engineering & Construction – 0.4%
Ferrovial S.A. (Spain)	30,429	659,017

Entertainment – 0.4%
International Game Technology PLC	67,603	555,021

Environmental Control – 0.9%
Stericycle, Inc.*	23,211	1,446,045

Gas – 0.5%
Snam S.p.A. (Italy)	158,956	775,083

	Number of Shares		Value

Healthcare - Products – 1.5%
EssilorLuxottica S.A. (France)*	6,212		$766,927
Henry Schein, Inc.*	12,611		801,807
Medtronic PLC	7,723		776,702
			2,345,436

Healthcare - Services – 1.0%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	12,953		989,119
MEDNAX, Inc.*	50,190		639,923
			1,629,042

Pharmaceuticals – 1.7%
CVS Health Corp.	23,888		1,339,878
McKesson Corp.	9,146		1,348,943
			2,688,821

Semiconductors – 0.5%
Intel Corp.	17,536		776,494

Software – 0.5%
Oracle Corp.	13,338		748,395

Telecommunications – 1.6%
Cisco Systems, Inc.	27,506		987,466
SES S.A. (France)	196,035		1,565,795
			2,553,261

Water – 0.3%
United Utilities Group PLC (United Kingdom)	49,123		549,138

Total Common Stocks (Cost $23,852,238)			25,248,391

	Par	(d)
Corporate Bonds – 2.9%

Aerospace/Defense – 0.3%
Boeing (The) Co., 5.71%, 5/01/40	$50,000		57,998
5.80%, 5/01/50	145,000		170,768
3.95%, 8/01/59	85,000		75,732
5.93%, 5/01/60	85,000		100,782
			405,280

Airlines – 0.3%
Delta Air Lines, Inc., 7.00%, 5/01/25(b)	65,000		70,936
7.38%, 1/15/26	70,000		72,450
3.75%, 10/28/29	35,000		29,246

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

	Par(d)	Value

Airlines (Continued)
Southwest Airlines Co., 5.12%, 6/15/27	$210,000	$233,518
		406,150

Auto Manufacturers – 0.2%
General Motors Co., 6.80%, 10/01/27	55,000	67,519
6.25%, 10/02/43	115,000	141,456
5.95%, 4/01/49	20,000	24,421
		233,396

Banks – 0.5%
Bank of America Corp.,
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(e)	300,000	365,930
Wells Fargo & Co.,
(3M USD LIBOR + 3.77%), 4.48%, 4/04/31(e)	185,000	221,921
(3M USD LIBOR + 4.24%), 5.01%, 4/04/51(e)	125,000	169,111
		756,962

Biotechnology – 0.1%
Amgen, Inc., 3.15%, 2/21/40	110,000	115,684
3.38%, 2/21/50	65,000	69,172
		184,856

Chemicals – 0.0%(a)
LYB International Finance
III LLC, 4.20%, 5/01/50	50,000	54,498

Computers – 0.2%
Hewlett Packard
Enterprise Co., 6.20%, 10/15/35	10,000	12,369
6.35%, 10/15/45	220,000	281,520
		293,889

Electric – 0.0%(a)
Consolidated Edison Co. of New York, Inc., 3.95%, 4/01/50	25,000	29,517

Insurance – 0.1%
Metropolitan Life Global Funding I, (SOFR + 0.57%), 0.66%, 1/13/23(b)(c)	150,000	150,619
New York Life Insurance Co., 3.75%, 5/15/50(b)	25,000	27,884
		178,503

	Par(d)	Value

Media – 0.0%(a)
Walt Disney (The) Co., 4.63%, 3/23/40	$10,000	$12,652
4.70%, 3/23/50	25,000	32,914
		45,566

Miscellaneous Manufacturing – 0.3%
3M Co., 3.70%, 4/15/50	35,000	41,475
General Electric Co., 4.35%, 5/01/50	355,000	378,213
		419,688

Oil & Gas – 0.5%
Apache Corp., 4.75%, 4/15/43	135,000	119,475
4.25%, 1/15/44	40,000	33,900
5.35%, 7/01/49	45,000	39,150
Devon Energy Corp.,
5.60%, 7/15/41	20,000	20,579
5.00%, 6/15/45	10,000	9,668
Exxon Mobil Corp., 3.45%, 4/15/51	140,000	146,667
Hess Corp., 5.60%, 2/15/41	120,000	128,510
5.80%, 4/01/47	80,000	89,204
Occidental Petroleum Corp., 6.20%, 3/15/40	30,000	24,354
6.60%, 3/15/46	45,000	37,256
4.40%, 4/15/46	120,000	80,667
4.20%, 3/15/48	65,000	42,250
4.40%, 8/15/49	50,000	33,500
		805,180

Retail – 0.0%(a)
McDonald’s Corp.,
3.60%, 7/01/30	10,000	11,538
3.63%, 9/01/49	15,000	16,710
4.20%, 4/01/50	20,000	24,229
		52,477

Semiconductors – 0.1%
Intel Corp., 4.75%, 3/25/50	55,000	75,019
4.95%, 3/25/60	20,000	29,023
NVIDIA Corp., 3.50%, 4/01/40	25,000	28,972
3.50%, 4/01/50	40,000	46,450
		179,464

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

		Par(d)	Value

Software – 0.2%
Oracle Corp.,
3.60%, 4/01/50		$185,000	$203,109
3.85%, 4/01/60		165,000	187,184
			390,293

Transportation – 0.1%
FedEx Corp., 5.25%, 5/15/50		100,000	134,587
United Parcel Service, Inc., 5.20%, 4/01/40		10,000	13,606
			148,193

Total Corporate Bonds (Cost $4,278,312)			4,583,912

Foreign Issuer Bonds – 5.9%

Australia – 0.8%
Australia Government Bond,
5.75%, 7/15/22	AUD	535,000	412,251
1.75%, 6/21/51	AUD	540,000	375,704
New South Wales Treasury Corp., 4.00%, 4/08/21	AUD	125,000	89,364
Queensland Treasury Corp.,
5.50%, 6/21/21	AUD	250,000	181,830
Western Australian Treasury Corp., 7.00%, 7/15/21	AUD	245,000	180,661
			1,239,810

Belgium – 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
4.50%, 6/01/50		205,000	242,164
4.60%, 6/01/60		55,000	65,725
			307,889

Brazil – 0.5%
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/23	BRL	1,330,000	253,775
10.00%, 1/01/27	BRL	1,950,000	382,890
Petrobras Global Finance B.V., 6.75%, 6/03/50		140,000	153,628
			790,293

Canada – 0.5%
Bank of Montreal, (SOFR + 0.68%), 0.77%, 3/10/23(c)		195,000	196,351

		Par(d)	Value

Canada (Continued)
Bank of Nova Scotia (The), (SOFR + 0.55%), 0.64%, 9/15/23(c)		$460,000	$461,077
Canadian Imperial Bank of Commerce, (SOFR + 0.80%), 0.88%, 3/17/23(c)		205,000	206,367
			863,795

Colombia – 0.6%
Colombian TES, 6.25%, 11/26/25	COP	1,138,000,000	320,278
6.00%, 4/28/28	COP	2,070,000,000	558,935
			879,213

France – 0.1%
Total Capital International S.A., 3.13%, 5/29/50		110,000	110,300

Indonesia – 0.5%
Indonesia Treasury Bond, 9.00%, 3/15/29	IDR	9,900,000,000	773,630

Malaysia – 0.6%
Malaysia Government Bond, 3.88%, 3/10/22	MYR	2,940,000	729,451
3.90%, 11/16/27	MYR	1,000,000	263,220
			992,671

Mexico – 1.6%
Mexican Bonos, 8.50%, 5/31/29	MXN	10,210,000	562,016
7.75%, 11/23/34	MXN	3,360,000	174,861
8.50%, 11/18/38	MXN	11,500,000	629,918
7.75%, 11/13/42	MXN	14,300,000	722,938
8.00%, 11/07/47	MXN	4,460,000	229,050
Petroleos Mexicanos, 6.75%, 9/21/47		60,000	46,578
7.69%, 1/23/50		310,000	257,588
			2,622,949

Poland – 0.1%
Republic of Poland Government Bond, 2.00%, 4/25/21	PLN	426,000	108,719

Russia – 0.0%(a)
Russian Federal Bond - OFZ, 7.65%, 4/10/30	RUB	4,400,000	61,577

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

		Par(d)	Value

South Africa – 0.4%
Republic of South Africa Government Bond, 6.50%, 2/28/41	ZAR	$7,900,000	$297,645
8.75%, 2/28/48	ZAR	8,200,000	382,896
			680,541

Total Foreign Issuer Bonds (Cost $9,353,048)			9,431,387

U.S. Government Obligations – 4.2%

U.S. Treasury Floating Rate Notes – 4.2%
(3M US Treasury MMY + 0.30%), 0.39%, 10/31/21(c)		1,830,000	1,835,193
(3M US Treasury MMY + 0.15%), 0.25%, 1/31/22(c)		3,295,000	3,299,892
(3M US Treasury MMY + 0.11%), 0.21%, 4/30/22(c)		1,175,000	1,176,231
(3M US Treasury MMY + 0.06%), 0.15%, 7/31/22(c)		325,000	324,986
			6,636,302

Total U.S. Government Obligations (Cost $6,627,978)			6,636,302

		Number of Shares

Investment Companies – 67.1%
Invesco KBW Bank ETF		121,939	4,842,198
iShares Broad USD High Yield Corporate Bond ETF		86,625	3,423,420
iShares Core DAX UCITS ETF DE (Germany)*	EUR	58,165	6,671,220
iShares Global Energy ETF		452,336	7,038,348
iShares MSCI Europe
Financials ETF		362,624	4,804,768
iShares MSCI Mexico ETF		92,332	3,154,061

		Number of Shares	Value

iShares MSCI South Korea ETF		98,394	$6,385,771
iShares MSCI United Kingdom ETF		451,122	10,980,310
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	EUR	202,389	4,049,538
JPMorgan BetaBuilders Japan ETF		812,225	19,753,312
Schwab Fundamental Emerging Markets Large Company Index ETF		268,554	6,305,648
Schwab U.S. TIPS ETF		69,667	4,253,170
Vanguard Consumer Staples ETF		29,974	4,781,452
Vanguard Long-Term Corporate Bond ETF		23,035	2,434,339
Vanguard Long-Term Treasury ETF		90,360	8,696,246
Vanguard Small-Cap ETF		20,402	3,205,358
Vanguard Total Stock Market ETF		38,064	6,356,307

Total Investment Companies (Cost $98,197,430)			107,135,466

Short-Term Investments – 4.3%

Money Market Fund – 4.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.00%(f)		6,860,190	6,860,190

Total Short-Term Investments (Cost $6,860,190)			6,860,190

Total Investments – 100.2% (Cost $149,248,197)			159,975,087

Liabilities less Other Assets – (0.2)%(g)			(272,863)

NET ASSETS – 100.0%			$159,702,224

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Amount rounds to less than 0.05%.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(c)	Variable rate security. Rate as of October 31, 2020 is disclosed.
(d)	Par value is in USD unless otherwise indicated.
(e)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2020 is disclosed.
(f)	7-day current yield as of October 31, 2020 is disclosed.
(g)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts and futures contracts.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
AUD	Australian Dollar
BRL	Brazilian Real
BTP	Buoni del Tesoro Poliennali
COP	Colombian Peso
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MMY	Money Market Yield
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
SOFR	United States Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
ZAR	South African Rand

Futures Contracts outstanding at October 31, 2020:

Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	10	12/08/2020	EUR	1,742,200	$45,853
Short Contracts
U.S. Ultra Bond	(7)	12/21/2020	USD	1,505,000	27,394
					$73,247

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2020:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

11/05/20	Mexican Pesos	30,900,000	U.S. Dollars	1,403,802	Citibank	$52,134
11/25/20	U.S. Dollars	853,456	Australian Dollars	1,190,000	JPMorgan Chase	16,896
11/25/20	U.S. Dollars	304,754	Australian Dollars	420,000	HSBC	9,497
12/11/20	South Korean Won	260,000,000	U.S. Dollars	219,446	HSBC	9,222

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
01/22/21	South Korean Won	850,000,000	U.S. Dollars	739,470	Citibank	$ 8,283
11/17/20	U.S. Dollars	294,873	Russian Rubles	23,000,000	Citibank	5,909
01/28/21	Japanese Yen	273,000,000	U.S. Dollars	2,605,596	Citibank	5,472
01/29/21	Chilean Pesos	110,000,000	U.S. Dollars	139,896	HSBC	2,362
11/20/20	Chilean Pesos	740,000,000	U.S. Dollars	954,543	HSBC	2,275
11/25/20	U.S. Dollars	86,026	Australian Dollars	120,000	Citibank	1,667
02/03/21	Mexican Pesos	6,500,000	U.S. Dollars	301,568	Citibank	1,593
01/29/21	U.S. Dollars	175,122	Polish Zloty	690,000	Citibank	776
01/29/21	Polish Zloty	360,000	U.S. Dollars	90,819	Citibank	145

Total Unrealized Appreciation						$116,231

01/20/21	Czech Republic Koruna	8,800,000	U.S. Dollars	377,334	JPMorgan Chase	$ (576)
11/04/20	U.S. Dollars	177,656	New Zealand Dollars	270,000	JPMorgan Chase	(869)
11/04/20	New Zealand Dollars	270,000	U.S. Dollars	179,537	JPMorgan Chase	(1,012)
11/20/20	U.S. Dollars	827,970	British Pounds	640,000	HSBC	(1,253)
01/15/21	South Korean Won	360,000,000	U.S. Dollars	318,514	Citibank	(1,815)
01/14/21	Brazilian Reals	1,190,000	U.S. Dollars	212,648	HSBC	(5,812)
01/29/21	Hungarian Forints	120,000,000	U.S. Dollars	388,004	HSBC	(7,443)
11/25/20	Australian Dollars	900,000	U.S. Dollars	641,614	HSBC	(8,921)
11/18/20	Hungarian Forints	140,000,000	U.S. Dollars	471,452	HSBC	(27,083)
11/19/20	Czech Republic Koruna	10,200,000	U.S. Dollars	465,063	JPMorgan Chase	(29,067)
11/20/20	British Pounds	1,310,000	U.S. Dollars	1,728,182	HSBC	(30,868)
11/13/20	U.S. Dollars	616,921	South African Rand	10,900,000	HSBC	(51,854)
11/17/20	Russian Rubles	56,000,000	U.S. Dollars	756,332	Citibank	(52,767)
12/08/20	British Pounds	1,780,000	U.S. Dollars	2,367,747	Citibank	(61,116)
11/05/20	U.S. Dollars	1,368,558	Mexican Pesos	30,900,000	Citibank	(87,377)

Total Unrealized Depreciation						$(367,833)

Net Unrealized Depreciation						$(251,602)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Unconstrained Allocation Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Asset-Backed Securities	$ —	$ 79,439	$—	$ 79,439
Common Stocks	16,391,796	8,856,595	—	25,248,391
Corporate Bonds	—	4,583,912	—	4,583,912
Foreign Issuer Bonds	—	9,431,387	—	9,431,387
U.S. Government Obligations	—	6,636,302	—	6,636,302
Investment Companies	107,135,466	—	—	107,135,466
Short-Term Investments	6,860,190	—	—	6,860,190

Total Investments	$130,387,452	$29,587,635	$—	$159,975,087

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments
Assets:
Futures contracts	$73,247	$ —	$—	$ 73,247
Forward foreign currency exchange contracts	—	116,231	—	116,231

Total Assets - Derivative Financial Instruments	$73,247	$ 116,231	$—	$ 189,478

Liabilities:
Forward foreign currency exchange contracts	$ —	$(367,833)	$—	$(367,833)

Total Liabilities - Derivative Financial Instruments	$ —	$(367,833)	$—	$(367,833)

Net Derivative Financial Instruments	$73,247	$(251,602)	$—	$(178,355)

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments

Morningstar Alternatives Fund

	Par(a)	Value
Long Positions – 109.4%
Asset-Backed Securities – 8.8%

Automobile – 3.1%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.71%, 9/08/22	$500,000	$505,771
Drive Auto Receivables Trust, Series 2017-3, Class D, 3.53%, 12/15/23(b)	361,524	367,084
Series 2018-2, Class C, 3.63%, 8/15/24	59,281	59,482
Series 2019-1, Class D, 4.09%, 6/15/26	700,000	733,795
Series 2019-4, Class B, 2.23%, 1/16/24	500,000	506,627
Series 2020-1, Class A3, 2.02%, 11/15/23	135,000	136,587
Series 2020-2, Class A2A, 0.85%, 7/17/23	354,730	355,343
Series 2020-2, Class A3, 0.83%, 5/15/24	240,000	241,040
Series 2020-2, Class D, 3.05%, 5/15/28	290,000	301,819
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	1,000,000	1,022,142
Series 2019-1, Class D, 3.65%, 4/15/25	700,000	727,671
Series 2019-3, Class B, 2.28%, 9/15/23	500,000	505,607
Series 2020-2, Class B, 0.96%, 11/15/24	110,000	110,442
Westlake Automobile Receivables Trust, Series 2018-3A, Class C, 3.61%, 10/16/23(b)	165,000	167,248
Series 2019-1A, Class C, 3.45%, 3/15/24(b)	500,000	511,415
Series 2020-2A, Class B, 1.32%, 7/15/25(b)	260,000	262,909
Series 2020-3A, Class B, 0.78%, 11/17/25(b)	510,000	509,986
		7,024,968

Other – 1.1%
Conn’s Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25(b)	580,000	580,367
Enva LLC, Series 2019-A, Class A, 3.96%, 6/22/26(b)	156,696	157,054

	Par(a)	Value

Other (Continued)
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/28(b)	$268,127	$269,814
Series 2020-2A, Class A, 1.02%, 9/16/30(b)	494,556	495,433
Prosper Marketplace Issuance Trust, Series 2019-2A, Class A, 3.20%, 9/15/25(b)	23,636	23,654
Series 2019-3A, Class A, 3.19%, 7/15/25(b)	241,835	243,085
Upstart Securitization Trust, Series 2019-3, Class A, 2.68%, 1/21/30(b)	383,619	386,627
Series 2020-1, Class A, 2.32%, 4/22/30(b)	210,992	212,519
		2,368,553

Whole Loan – 4.6%
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2, (1M USD LIBOR + 2.40%), 2.55%, 4/25/31(b)(c)	418,923	416,599
Series 2019-R01, Class 2M2, (1M USD LIBOR + 2.45%), 2.60%, 7/25/31(b)(c)	62,548	61,999
Series 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%, 2.30% Floor), 2.45%, 8/25/31(b)(c)	431,538	428,827
Series 2019-R04, Class 2M2, (1M USD LIBOR + 2.10%), 2.25%, 6/25/39(b)(c)	572,306	567,460
Series 2019-R05, Class 1M2, (1M USD LIBOR + 2.00%), 2.15%, 7/25/39(b)(c)	483,993	482,065
Series 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 2.25%, 9/25/39(b)(c)	747,633	739,773
Series 2019-R07, Class 1M2, (1M USD LIBOR + 2.10%), 2.25%, 10/25/39(b)(c)	665,593	659,692
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class B1, (1M USD LIBOR + 4.95%, 4.95% Floor), 5.10%, 7/25/29(c)	250,000	255,622

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Whole Loan (Continued)
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, (1M USD LIBOR + 4.45%), 4.60%, 3/25/30(c)	$300,000	$295,502
Series 2018-DNA1, Class B1, (1M USD LIBOR + 3.15%), 3.30%, 7/25/30(c)	300,000	269,260
FNMA Connecticut Avenue Securities,
Series 2017-C01, Class 1B1, (1M USD LIBOR + 5.75%), 5.90%, 7/25/29(c)	245,000	251,753
Series 2017-C02, Class 2B1, (1M USD LIBOR + 5.50%), 5.65%, 9/25/29(c)	350,000	360,621
Series 2017-C03, Class 1B1, (1M USD LIBOR + 4.85%), 5.00%, 10/25/29(c)	85,000	85,424
Series 2017-C04, Class 2B1, (1M USD LIBOR + 5.05%), 5.20%, 11/25/29(c)	250,000	251,480
Series 2017-C05, Class 1B1, (1M USD LIBOR + 3.60%, 3.60% Floor), 3.75%, 1/25/30(c)	150,000	140,996
Series 2018-C01, Class 1B1, (1M USD LIBOR + 3.55%, 3.55% Floor), 3.70%, 7/25/30(c)	308,000	284,857
Series 2018-C02, Class 2B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 4.15%, 8/25/30(c)	325,000	300,580
Series 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%, 2.55% Floor), 2.70%, 12/25/30(c)	368,152	361,003
Series 2018-C06, Class 2M2, (1M USD LIBOR + 2.10%, 2.10% Floor), 2.25%, 3/25/31(c)	346,730	338,349
Freddie Mac STACR, Series 2019-HQA3, Class M2, (1M USD LIBOR + 1.85%), 2.00%, 9/25/49(b)(c)	354,613	347,370
Freddie Mac STACR REMIC Trust, Series 2019-HQA4, Class M2, (1M USD LIBOR + 2.05%), 2.20%, 11/25/49(b)(c)	564,497	560,353

	Par(a)	Value

Whole Loan (Continued)
Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class M1, (1M USD LIBOR + 1.50%), 1.65%, 8/25/50(b)(c)	$470,000	$471,636
Series 2020-DNA5, Class M1, (30D Average SOFR + 1.30%), 1.39%, 10/25/50(b)(c)	430,000	430,002
Series 2020-HQA1, Class M2, (1M USD LIBOR + 1.90%), 2.05%, 1/25/50(b)(c)	140,000	137,152
Series 2020-HQA3, Class M1, (1M USD LIBOR + 1.55%), 1.70%, 7/25/50(b)(c)	580,000	580,550
Freddie Mac STACR Trust, Series 2019-DNA4, Class M2, (1M USD LIBOR + 1.95%), 2.10%, 10/25/49(b)(c)	671,833	666,168
Series 2019-HQA1, Class M2, (1M USD LIBOR + 2.35%), 2.50%, 2/25/49(b)(c)	542,940	533,369
		10,278,462
Total Asset-Backed Securities (Cost $19,622,222)		19,671,983

	Number of Shares
Common Stocks – 22.7%
Aerospace/Defense – 0.0%(d)
Lockheed Martin Corp.	238	83,331

Auto Manufacturers – 0.2%
Fiat Chrysler Automobiles N.V. (United Kingdom)*	37,590	461,140

Auto Parts & Equipment – 0.0%(d)
BorgWarner, Inc.	1	19

Banks – 0.3%
CIT Group, Inc.	19,681	579,606
Morgan Stanley	1	39
		579,645

Beverages – 0.0%(d)
PepsiCo, Inc.	561	74,776

Biotechnology – 0.1%
Amgen, Inc.	676	146,651

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Chemicals – 0.0%(d)
International Flavors & Fragrances, Inc.	775	$79,562

Commercial Services – 0.4%
Automatic Data Processing, Inc.	987	155,906
Devoteam S.A. (France)(e)*	3,333	378,610
Worldline S.A. (France)(b)*	4,239	314,021
		848,537

Computers – 0.6%
Amdocs Ltd.	2,740	154,480
International Business Machines Corp.	1,331	148,620
Seagate Technology PLC	3,010	143,938
Virtusa Corp.(f)*	19,887	1,000,316
		1,447,354

Cosmetics/Personal Care – 0.4%
Colgate-Palmolive Co.	1,956	154,309
Procter & Gamble (The) Co.	1,096	150,261
Unilever N.V. (United Kingdom)(g)	10,207	577,308
		881,878

Diversified Financial Services – 1.7%
Charles Schwab (The) Corp.	1	29
Eaton Vance Corp.(f)	49,972	2,987,826
Genworth MI Canada, Inc. (Canada)	11,011	365,298
Houlihan Lokey, Inc.	2,467	154,681
Virtu Financial, Inc. Class A	6,960	148,805
Western Union (The) Co.	7,211	140,182
		3,796,821

Electric – 1.6%
Alliant Energy Corp.	1,396	77,171
Ameren Corp.	1,901	154,209
American Electric Power Co., Inc.	1,722	154,859
Avangrid, Inc.	2,077	102,479
CMS Energy Corp.	2,402	152,119
Consolidated Edison, Inc.	1,938	152,114
Dominion Energy, Inc.	1,926	154,735
Eversource Energy	912	79,590
IDACORP, Inc.	453	39,742
PNM Resources, Inc.	45,649	2,282,450
WEC Energy Group, Inc.	1,552	156,054
Xcel Energy, Inc.	2,183	152,875
		3,658,397

Electronics – 0.0%(d)
Garmin Ltd.	662	68,861

	Number of Shares	Value

Entertainment – 0.4%
William Hill PLC (United Kingdom)*	225,638	$801,349

Food – 0.4%
Campbell Soup Co.	3,276	152,891
Conagra Brands, Inc.	2,096	73,549
Flowers Foods, Inc.	6,440	151,855
General Mills, Inc.	2,555	151,051
JM Smucker (The) Co.	1,369	153,602
Kellogg Co.	2,357	148,232
Kroger (The) Co.	4,686	150,936
		982,116

Forest Products & Paper – 0.1%
Ahlstrom-Munksjo OYJ (Finland)	11,239	235,313

Gas – 0.1%
Atmos Energy Corp.	1,657	151,897

Hand/Machine Tools – 0.1%
IMA Industria Macchine Automatiche S.p.A. (Italy)*	2,787	219,259

Healthcare - Products – 2.0%
Medtronic PLC	1,431	143,916
Varian Medical Systems, Inc.*	14,714	2,542,579
Wright Medical Group N.V.*	58,407	1,786,670
		4,473,165

Healthcare - Services – 0.0%(d)
American Renal Associates Holdings, Inc.*	9	103

Holding Companies - Diversified – 0.0%(d)
Cerberus Telecom Acquisition Corp.*	6,719	66,518
Conx Corp.*	4,186	41,525
		108,043

Household Products/Wares – 0.1%
Kimberly-Clark Corp.	1,052	139,485

Insurance – 2.7%
Hastings Group Holdings PLC (United Kingdom)(b)	52,974	171,173
National General Holdings Corp.(f)	74,185	2,520,064
TOWER Ltd. (New Zealand)*	192,415	72,475

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Insurance (Continued)
Watford Holdings Ltd.*	24,234	$872,424
Willis Towers Watson PLC(f)	12,926	2,358,737
		5,994,873

Internet – 0.6%
Grubhub, Inc.(f)*	17,604	1,301,992

Media – 0.1%
Comcast Corp., Class A	3,528	149,023

Mining – 0.1%
KAZ Minerals PLC (Kazakhstan)	8,292	67,656
Southern Copper Corp. (Peru)	3,171	165,970
		233,626

Miscellaneous Manufacturing – 0.1%
3M Co.	914	146,203

Oil & Gas – 0.8%
Chevron Corp.	1	54
Concho Resources, Inc.	24,118	1,001,138
Parsley Energy, Inc., Class A	23,241	232,643
WPX Energy, Inc.(f)*	148,672	685,378
		1,919,213

Packaging & Containers – 0.1%
Packaging Corp. of America	1,270	145,402
Sonoco Products Co.	1,082	52,899
		198,301

Pharmaceuticals – 1.5%
AbbVie, Inc.	1,854	157,775

BioSpecifics
Technologies Corp.*	5,778	509,042
CVS Health Corp.	2,628	147,404
Johnson & Johnson	1,080	148,079
Merck & Co., Inc.	1,995	150,044
MyoKardia, Inc.*	9,241	2,065,641
Pfizer, Inc.	4,166	147,810
		3,325,795

Real Estate – 0.1%
McCarthy & Stone PLC (United Kingdom)(b)*	125,264	190,516

Real Estate Investment Trusts – 0.9%
Front Yard Residential Corp.(f)	50,590	677,400
iStar, Inc.	27,237	321,396

	Number of Shares	Value

Real Estate Investment Trusts (Continued)
Public Storage	670	$153,477
Taubman Centers, Inc.(f)	25,947	867,149
		2,019,422

Retail – 1.5%
BMC Stock Holdings, Inc.(f)*	19,471	770,857
MSC Industrial Direct Co., Inc., Class A	582	40,542
Target Corp.	947	144,152
Tiffany & Co.	18,008	2,356,167
		3,311,718

Semiconductors – 1.6%
Analog Devices, Inc.	1,195	141,643
Inphi Corp.*	1,264	176,657
Intel Corp.	2,923	129,431
Maxim Integrated Products, Inc.(f)	31,702	2,208,044
Texas Instruments, Inc.	1,035	149,651
Xilinx, Inc.	7,361	873,677
		3,679,103

Software – 0.3%
MobileIron, Inc.*	88,833	625,384
NetEnt AB (Sweden)*	10,384	98,485
		723,869

Telecommunications – 3.6%
Acacia Communications, Inc.(f)*	41,284	2,796,578
Altice Europe N.V. (Netherlands)*	13,970	68,686
Cincinnati Bell, Inc.(f)*	63,867	961,198
GCI Liberty, Inc., Class A(f)*	26,972	2,190,935
Gilat Satellite Networks Ltd. (Israel)(f)*	24,441	146,402
Juniper Networks, Inc.	7,119	140,387
PLAY Communications S.A. (Poland)(b)	66,103	648,543
Sunrise Communications Group A.G. (Switzerland)*	8,108	971,775
Verizon Communications, Inc.	2,728	155,469
		8,079,973

Transportation – 0.2%
C.H. Robinson Worldwide, Inc.	1,554	137,420

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Transportation (Continued)
Union Pacific Corp.	755	$133,779
United Parcel Service, Inc., Class B	893	140,299
		411,498

Total Common Stocks (Cost $51,128,833)		50,922,827

Convertible Preferred Stocks – 2.0%
Auto Parts & Equipment – 0.1%
Aptiv PLC, 5.50%	2,745	330,498

Chemicals – 0.4%
International Flavors & Fragrances, Inc., 6.00%	2,777	107,303
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	686,394
		793,697

Computers – 0.2%
NCR Corp., 5.50%(h)	380	358,378

Diversified Financial Services – 0.7%
AMG Capital Trust II, 5.15%(f)	21,379	1,009,089
Cowen, Inc., 5.63%(f)	723	569,637
		1,578,726

Electronics – 0.3%
Fortive Corp., 5.00%	347	320,743
II-VI, Inc., 6.00%	1,277	265,718
		586,461

Savings & Loans – 0.3%
New York Community Capital Trust V, 6.00%	16,768	732,595

Total Convertible Preferred Stocks (Cost $4,414,743)		4,380,355

	Par(a)

Convertible Bonds – 25.8%
Aerospace/Defense – 0.2%
Kaman Corp., 3.25%, 5/01/24(f)	$353,000	349,516

Airlines – 0.6%
Copa Holdings S.A., 4.50%, 4/15/25(b)(f)	405,000	470,209
Southwest Airlines Co., 1.25%, 5/01/25(f)	608,000	817,760
		1,287,969

	Par(a)	Value

Apparel – 0.1%
Under Armour, Inc., 1.50%, 6/01/24(b)(f)	$167,000	$239,424

Auto Parts & Equipment – 0.2%
Meritor, Inc., 3.25%, 10/15/37(f)	346,000	375,566

Biotechnology – 2.7%
Apellis Pharmaceuticals, Inc., 3.50%, 9/15/26(f)	314,000	345,664
Exact Sciences Corp., 0.38%, 3/15/27(f)	620,000	813,750
Gossamer Bio, Inc., 5.00%, 6/01/27(f)	322,000	260,724
Halozyme Therapeutics, Inc., 1.25%, 12/01/24(b)(f)	571,000	757,681
Innoviva, Inc., 2.13%, 1/15/23(f)	558,000	536,825
Insmed, Inc., 1.75%, 1/15/25(f)	495,000	544,720
Ionis Pharmaceuticals, Inc., 0.13%, 12/15/24(b)(f)	558,000	515,582
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23(f)	796,000	723,840
Novavax, Inc., 3.75%, 2/01/23(f)	247,000	265,570
Radius Health, Inc., 3.00%, 9/01/24(f)	806,000	671,276
Retrophin, Inc., 2.50%, 9/15/25(f)	476,000	418,151
Theravance Biopharma, Inc., 3.25%, 11/01/23(f)	322,000	301,432
		6,155,215

Commercial Services – 0.7%
2U, Inc., 2.25%, 5/01/25(b)(f)	251,000	380,346
FTI Consulting, Inc., 2.00%, 8/15/23(f)	520,000	613,080
K12, Inc., 1.13%, 9/01/27(b)(f)	263,000	215,226
Sabre GLBL, Inc., 4.00%, 4/15/25(b)(f)	403,000	474,280
		1,682,932

Computers – 0.3%
Lumentum Holdings, Inc., 0.50%, 12/15/26(b)(f)	619,000	696,189

Diversified Financial Services – 0.7%
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(f)	400,000	393,923

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Diversified Financial Services (Continued)
Encore Capital Group, Inc., 2.88%, 3/15/21(f)	$339,000	$333,492
PRA Group, Inc., 3.50%, 6/01/23(f)	589,000	595,523
WisdomTree Investments, Inc., 4.25%, 6/15/23(b)(f)	235,000	232,009
		1,554,947

Electric – 0.3%
NRG Energy, Inc., 2.75%, 6/01/48(f)	651,000	677,040

Electronics – 0.9%
II-VI, Inc., 0.25%, 9/01/22(f)	560,000	669,175
Knowles Corp., 3.25%, 11/01/21(f)	357,000	371,305
OSI Systems, Inc., 1.25%, 9/01/22(f)	696,000	703,826
Vishay Intertechnology, Inc., 2.25%, 6/15/25(f)	389,000	380,004
		2,124,310

Energy - Alternate Sources – 1.0%
Canadian Solar, Inc., 2.50%, 10/01/25(b)(f)	157,000	189,121
Enphase Energy, Inc., 0.25%, 3/01/25(b)(f)	693,000	985,986
SunPower Corp., 4.00%, 1/15/23(f)	1,031,000	1,083,195
		2,258,302

Engineering & Construction – 0.3%
Granite Construction, Inc., 2.75%, 11/01/24(b)(f)	710,000	587,525
Entertainment – 0.5%
Cinemark Holdings, Inc., 4.50%, 8/15/25(b)(f)	560,000	483,370
Penn National Gaming, Inc., 2.75%, 5/15/26(f)	258,000	633,906
		1,117,276

Food – 0.2%
Chefs’ Warehouse (The), Inc., 1.88%, 12/01/24(b)(f)	636,000	483,368

Healthcare - Products – 0.4%
LivaNova USA, Inc., 3.00%, 12/15/25(b)(f)	350,000	386,201

	Par(a)	Value

Healthcare - Products (Continued)
NanoString Technologies, Inc., 2.63%, 3/01/25(b)(f)	$356,000	$383,815
Varex Imaging Corp., 4.00%, 6/01/25(b)(f)	84,000	79,583
		849,599

Home Builders – 0.2%
Winnebago Industries, Inc., 1.50%, 4/01/25(b)(f)	502,000	516,458

Insurance – 0.6%
MGIC Investment Corp., 9.00%, 4/01/63(b)	1,019,000	1,311,962

Internet – 2.9%
Boingo Wireless, Inc., 1.00%, 10/01/23(f)	557,000	484,423
Farfetch Ltd., 3.75%, 5/01/27(b)(f)	270,000	538,774
FireEye, Inc., 1.63%, 6/01/35	18,000	17,551
JOYY, Inc., 1.38%, 6/15/26(f)	760,000	873,335
Match Group Financeco 3, Inc., 2.00%, 1/15/30(b)(f)	714,000	1,138,709
Momo, Inc., 1.25%, 7/01/25(f)	878,000	708,985
Palo Alto Networks, Inc., 0.75%, 7/01/23(f)	568,000	608,973
Perficient, Inc.,
2.38%, 9/15/23(f)	157,000	193,441
1.25%, 8/01/25(b)	187,000	191,993
Q2 Holdings, Inc., 0.75%, 6/01/26(f)	500,000	617,812
Weibo Corp., 1.25%, 11/15/22(f)	178,000	171,993
Zillow Group, Inc., 2.75%, 5/15/25(f)	642,000	1,006,545
		6,552,534

Investment Management Companies – 0.3%
New Mountain Finance Corp., 5.75%, 8/15/23(f)	666,000	666,807

Leisure Time – 1.1%
Callaway Golf Co., 2.75%, 5/01/26(b)(f)	337,000	402,294
NCL Corp. Ltd., 6.00%, 5/15/24(b)(f)	864,000	1,221,642
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23(b)(f)	548,000	567,698
2.88%, 11/15/23(b)	350,000	330,566
		2,522,200

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Lodging – 0.3%
Huazhu Group Ltd., 3.00%, 5/01/26(b)(f)	$339,000	$390,491
Marcus (The) Corp., 5.00%, 9/15/25(b)(f)	351,000	335,009
		725,500

Machinery - Construction & Mining – 0.1%
Bloom Energy Corp., 2.50%, 8/15/25(b)(f)	234,000	251,901

Machinery - Diversified – 0.2%
Middleby (The) Corp., 1.00%, 9/01/25(b)(f)	373,000	382,791

Media – 0.1%
Liberty Interactive LLC, 3.50%, 1/15/31(f)	220,386	183,246

Mining – 0.1%
First Majestic Silver Corp., 1.88%, 3/01/23(f)	240,000	302,328

Oil & Gas Services – 0.2%
Helix Energy Solutions Group, Inc.,
4.13%, 9/15/23(f)	273,000	260,230
6.75%, 2/15/26	344,000	272,073
		532,303

Pharmaceuticals – 0.9%
Coherus Biosciences, Inc., 1.50%, 4/15/26(b)(f)	254,000	283,191
Flexion Therapeutics, Inc., 3.38%, 5/01/24(f)	395,000	329,315
Jazz Investments I Ltd.,
1.50%, 8/15/24(f)	719,000	733,755
2.00%, 6/15/26(b)	201,000	240,450
Zogenix, Inc., 2.75%, 10/01/27(b)(f)	350,000	394,625
		1,981,336

Pipelines – 0.3%
Cheniere Energy, Inc., 4.25%, 3/15/45(f)	1,056,000	778,446

Real Estate Investment Trusts – 4.1%
Apollo Commercial Real Estate Finance, Inc.,
4.75%, 8/23/22	522,000	491,985
5.38%, 10/15/23	1,073,000	950,400
Arbor Realty Trust, Inc., 4.75%, 11/01/22(b)	979,000	921,484
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	650,000	622,493

	Par(a)	Value

Real Estate Investment Trusts (Continued)
Granite Point Mortgage Trust, Inc.,
5.63%, 12/01/22(b)	$972,000	$924,526
6.38%, 10/01/23	418,000	375,416
iStar, Inc., 3.13%, 9/15/22(f)	335,000	355,519
KKR Real Estate Finance Trust, Inc., 6.13%, 5/15/23	694,000	680,120
MFA Financial, Inc., 6.25%, 6/15/24	912,000	854,482
New York Mortgage Trust, Inc., 6.25%, 1/15/22	644,000	616,630
PennyMac Corp., 5.50%, 11/01/24(b)	1,085,000	1,001,396
Redwood Trust, Inc., 4.75%, 8/15/23	359,000	329,068
Two Harbors Investment Corp., 6.25%, 1/15/22(f)	664,000	660,265
Western Asset Mortgage Capital Corp., 6.75%, 10/01/22	491,000	393,046
		9,176,830

Retail – 1.4%
American Eagle Outfitters, Inc., 3.75%, 4/15/25(b)(f)	716,000	1,255,922
Bloomin’ Brands, Inc., 5.00%, 5/01/25(b)(f)	864,000	1,226,157
Burlington Stores, Inc., 2.25%, 4/15/25(b)(f)	306,000	350,209
National Vision Holdings, Inc., 2.50%, 5/15/25(b)(f)	271,000	398,266
		3,230,554

Semiconductors – 0.2%
Cree, Inc., 0.88%, 9/01/23(f)	301,000	375,282

Software – 2.6%
Avaya Holdings Corp., 2.25%, 6/15/23(f)	334,000	326,034
Bilibili, Inc., 1.25%, 6/15/27(b)(f)	335,000	427,685
Cerence, Inc., 3.00%, 6/01/25(b)(f)	151,000	250,822
Envestnet, Inc., 1.75%, 6/01/23(f)	477,000	604,587
Everbridge, Inc., 0.13%, 12/15/24(b)(f)	231,000	270,414
Health Catalyst, Inc., 2.50%, 4/15/25(b)(f)	157,000	208,831

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Software (Continued)
i3 Verticals LLC, 1.00%, 2/15/25(b)(f)	$598,000	$479,521
j2 Global, Inc., 1.75%, 11/01/26(b)(f)	826,000	738,844
New Relic, Inc., 0.50%, 5/01/23(f)	718,000	691,184
Nuance Communications, Inc., 1.00%, 12/15/35(f)	397,000	563,666
Splunk, Inc., 1.13%, 6/15/27(b)(f)	167,000	183,808
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/26(b)(f)	458,000	399,605
Workiva, Inc., 1.13%, 8/15/26(f)	606,000	599,826
		5,744,827

Telecommunications – 0.4%
Infinera Corp., 2.13%, 9/01/24(f)	365,000	341,222
Vonage Holdings Corp., 1.75%, 6/01/24(f)	514,000	501,088
		842,310

Transportation – 0.7%
Air Transport Services Group, Inc., 1.13%, 10/15/24(f)	501,000	552,119
SEACOR Holdings, Inc., 3.25%, 5/15/30(f)	894,000	669,618
SFL Corp. Ltd., 4.88%, 5/01/23(f)	336,000	280,350
		1,502,087

Total Convertible Bonds (Cost $52,341,006)		58,018,880

Corporate Bonds – 15.7%
Aerospace/Defense – 0.2%
Boeing (The) Co.,
4.51%, 5/01/23	100,000	105,935
4.88%, 5/01/25	15,000	16,312
Signature Aviation U.S. Holdings, Inc., 4.00%, 3/01/28(b)	75,000	72,529
Spirit AeroSystems, Inc., 5.50%, 1/15/25(b)	10,000	10,175
TransDigm, Inc.,
6.25%, 3/15/26(b)	100,000	104,249
5.50%, 11/15/27	75,000	73,219
		382,419

Agriculture – 0.2%
Altria Group, Inc., 3.80%, 2/14/24	100,000	108,818

	Par(a)	Value

Agriculture (Continued)
Altria Group, Inc., 2.35%, 5/06/25	$180,000	$189,829
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	50,000	50,300
Darling Ingredients, Inc., 5.25%, 4/15/27(b)	25,000	26,500
Philip Morris International, Inc., 1.50%, 5/01/25	100,000	103,104
		478,551

Airlines – 0.1%
Delta Air Lines, Inc., 7.38%, 1/15/26	50,000	51,750
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	73,781	76,824
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	25,000	26,500
		155,074

Apparel – 0.1%
Ralph Lauren Corp., 1.70%, 6/15/22	150,000	153,007

Auto Manufacturers – 0.6%
American Honda Finance Corp., 1.20%, 7/08/25	75,000	75,760
Ford Motor Co.,
8.50%, 4/21/23	75,000	82,781
9.00%, 4/22/25	100,000	117,840
9.63%, 4/22/30	50,000	67,125
4.75%, 1/15/43	25,000	23,093
5.29%, 12/08/46	25,000	23,633
General Motors Financial Co., Inc.,
3.55%, 7/08/22	200,000	207,724
1.70%, 8/18/23	270,000	272,311
2.75%, 6/20/25	135,000	139,346
Navistar International Corp., 6.63%, 11/01/25(b)	50,000	51,698
Toyota Motor Credit Corp., 0.35%, 10/14/22	265,000	265,042
		1,326,353

Auto Parts & Equipment – 0.0%(d)
Aptiv Corp., 4.15%, 3/15/24	75,000	82,515

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Banks – 1.8%
Bank of America Corp., (3M USD LIBOR + 1.16%),
3.12%, 1/20/23(i)	$100,000	$103,020
4.13%, 1/22/24	200,000	221,083
(3M USD LIBOR + 0.94%), 3.86%, 7/23/24(i)	300,000	324,988
(SOFR + 0.74%), 0.81%, 10/24/24(i)	135,000	135,133
4.00%, 1/22/25	100,000	111,182
(SOFR + 0.91%), 0.98%, 9/25/25(i)	40,000	39,960
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(i)	50,000	54,548
(SOFR + 1.15%), 1.32%, 6/19/26(i)	210,000	211,053
Citigroup, Inc., (SOFR + 0.87%), 2.31%, 11/04/22(i)	100,000	101,808
(SOFR + 1.67%), 1.68%, 5/15/24(i)	100,000	102,413
4.00%, 8/05/24	150,000	165,476
(SOFR + 0.69%), 0.78%, 10/30/24(i)	450,000	449,753
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(i)	50,000	55,553
Fifth Third Bancorp, 3.65%, 1/25/24	50,000	54,454
Freedom Mortgage Corp., 7.63%, 5/01/26(b)	60,000	59,813
Goldman Sachs Group (The), Inc., 4.00%, 3/03/24	100,000	110,184
(3M USD LIBOR + 1.20%),
3.27%, 9/29/25(i)	150,000	162,845
3.50%, 11/16/26	50,000	55,357
(3M USD LIBOR + 1.16%),
3.81%, 4/23/29(i)	50,000	57,042
3.80%, 3/15/30	50,000	57,653
JPMorgan Chase & Co., (3M USD LIBOR + 0.73%), 3.56%, 4/23/24(i)	200,000	214,200
(SOFR + 0.60%), 0.65%, 9/16/24(i)	275,000	275,169
(SOFR + 1.59%), 2.01%, 3/13/26(i)	100,000	103,661
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(i)	50,000	56,143
(3M USD LIBOR + 1.16%), 3.70%, 5/06/30(i)	20,000	22,840
Morgan Stanley, 4.10%, 5/22/23	25,000	27,063
(3M USD LIBOR + 0.85%),
3.74%, 4/24/24(i)	160,000	172,077
3.70%, 10/23/24	50,000	55,565

	Par(a)	Value

Banks (Continued)
Morgan Stanley, (SOFR + 0.75%), 0.86%, 10/21/25(i)	$130,000	$129,829
(SOFR + 1.99%), 2.19%, 4/28/26(i)	100,000	104,742
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(i)	50,000	59,917
Santander Holdings USA, Inc., 3.45%, 6/02/25	60,000	64,611
Truist Financial Corp., 4.00%, 5/01/25	50,000	56,687
Wells Fargo & Co., 3.07%, 1/24/23	100,000	103,023
(3M USD LIBOR + 0.83%), 2.41%, 10/30/25(i)	50,000	52,741
		4,131,586

Beverages – 0.0%(d)
PepsiCo, Inc., 2.75%, 3/19/30	65,000	72,277

Biotechnology – 0.0%(d)
Emergent BioSolutions, Inc., 3.88%, 8/15/28(b)	20,000	20,100
Gilead Sciences, Inc., 0.75%, 9/29/23	35,000	35,083
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	25,000	24,099
Royalty Pharma PLC,
0.75%, 9/02/23(b)	10,000	9,996
1.20%, 9/02/25(b)	5,000	4,975
		94,253

Building Materials – 0.2%
Boise Cascade Co., 4.88%, 7/01/30(b)	35,000	37,412
Builders FirstSource, Inc., 5.00%, 3/01/30(b)	50,000	52,750
Carrier Global Corp., 1.92%, 2/15/23(b)	100,000	102,966
Griffon Corp., 5.75%, 3/01/28	25,000	26,063
Masonite International Corp., 5.75%, 9/15/26(b)	100,000	104,500
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	20,000	20,600
U.S. Concrete, Inc., 5.13%, 3/01/29(b)	15,000	15,263
		359,554

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Chemicals – 0.4%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	$110,000	$114,927
Chemours (The) Co., 5.38%, 5/15/27	50,000	49,062
DuPont de Nemours, Inc., 2.17%, 5/01/23	100,000	100,950
Element Solutions, Inc., 3.88%, 9/01/28(b)	75,000	74,062
Ingevity Corp., 3.88%, 11/01/28(b)	45,000	45,684
Minerals Technologies, Inc., 5.00%, 7/01/28(b)	50,000	51,500
Olin Corp., 9.50%, 6/01/25(b)	50,000	59,131
Sherwin-Williams (The) Co., 3.13%, 6/01/24	160,000	173,266
2.95%, 8/15/29	90,000	98,555
W.R. Grace & Co.-Conn, 5.63%, 10/01/24(b)	50,000	53,885
		821,022

Commercial Services – 0.5%
ADT Security (The) Corp., 4.88%, 7/15/32(b)	25,000	25,743
AMN Healthcare, Inc., 4.63%, 10/01/27(b)	15,000	15,338
APX Group, Inc., 6.75%, 2/15/27(b)	50,000	52,125
ASGN, Inc., 4.63%, 5/15/28(b)	100,000	102,829
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 10.50%, 5/15/25(b)	50,000	57,312
Gartner, Inc., 4.50%, 7/01/28(b)	30,000	31,319
3.75%, 10/01/30(b)	40,000	40,904
Global Payments, Inc., 4.00%, 6/01/23	200,000	216,126
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	55,000	54,037
PayPal Holdings, Inc., 2.40%, 10/01/24	200,000	212,260
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(b)	50,000	53,250
3.38%, 8/31/27(b)	10,000	9,650
6.25%, 1/15/28(b)	50,000	50,524
S&P Global, Inc., 1.25%, 8/15/30	110,000	107,229

	Par(a)	Value

Commercial Services (Continued)
Service Corp. International, 3.38%, 8/15/30	$15,000	$15,206
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)	10,000	10,128
United Rentals North America, Inc., 3.88%, 2/15/31	15,000	15,150
		1,069,130

Computers – 0.4%
Booz Allen Hamilton, Inc., 3.88%, 9/01/28(b)	10,000	10,150
Dell International LLC/EMC Corp., 5.85%, 7/15/25(b)	475,000	558,053
Dell, Inc., 6.50%, 4/15/38	50,000	59,828
Hewlett Packard Enterprise Co., 4.45%, 10/02/23	200,000	220,782
HP, Inc., 2.20%, 6/17/25	70,000	73,274
NetApp, Inc., 1.88%, 6/22/25	20,000	20,654
Unisys Corp., 6.88%, 11/01/27(b)	10,000	10,350
		953,091

Cosmetics/Personal Care – 0.1%
Edgewell Personal Care Co., 5.50%, 6/01/28(b)	50,000	52,549
Procter & Gamble (The) Co., 3.00%, 3/25/30	100,000	115,015
		167,564

Distribution/Wholesale – 0.1%
Avient Corp., 5.75%, 5/15/25(b)	100,000	105,250

Diversified Financial Services – 0.7%
Air Lease Corp., 3.50%, 1/15/22	50,000	51,167
3.38%, 7/01/25	55,000	55,834
Ally Financial, Inc., 3.05%, 6/05/23	30,000	31,365
1.45%, 10/02/23	25,000	25,213
5.75%, 11/20/25	50,000	56,824
American Express Co., 2.50%, 7/30/24	50,000	53,037
4.20%, 11/06/25	50,000	57,689
Ameriprise Financial, Inc., 3.00%, 4/02/25	100,000	108,266

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Diversified Financial Services (Continued)
Capital One Bank USA N.A., (SOFR + 0.62%), 2.01%, 1/27/23(i)	$250,000	$254,198
Credit Acceptance Corp., 6.63%, 3/15/26	100,000	103,750
Curo Group Holdings Corp., 8.25%, 9/01/25(b)	50,000	41,375
Intercontinental Exchange, Inc.,
4.00%, 10/15/23	50,000	54,903
3.75%, 9/21/28	100,000	115,564
LPL Holdings, Inc., 4.63%, 11/15/27(b)	100,000	102,500
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	100,000	100,000
5.50%, 8/15/28(b)	25,000	24,938
Navient Corp., 7.25%, 9/25/23	75,000	78,656
OneMain Finance Corp.,
6.88%, 3/15/25	25,000	27,500
8.88%, 6/01/25	100,000	110,000
PennyMac Financial Services, Inc., 5.38%, 10/15/25(b)	60,000	61,182
SLM Corp., 4.20%, 10/29/25	50,000	50,625
Visa, Inc., 1.90%, 4/15/27	50,000	52,651
		1,617,237

Electric – 0.6%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	57,920
Berkshire Hathaway Energy Co.,
4.05%, 4/15/25(b)	100,000	113,545
1.65%, 5/15/31(b)	25,000	24,734
Calpine Corp., 4.63%, 2/01/29(b)	25,000	25,243
Clearway Energy Operating LLC, 5.00%, 9/15/26	100,000	103,363
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	56,409
DTE Energy Co.,
3.70%, 8/01/23	40,000	43,286
1.05%, 6/01/25	55,000	55,192
Duke Energy Corp.,
3.75%, 4/15/24	30,000	32,887
3.40%, 6/15/29	50,000	55,942
Eversource Energy, 2.90%, 10/01/24	50,000	53,879
Exelon Generation Co. LLC, 3.25%, 6/01/25	50,000	54,388

	Par(a)	Value

Electric (Continued)
National Rural Utilities Cooperative
Finance Corp., 2.40%, 3/15/30	$100,000	$107,983
NextEra Energy Capital Holdings, Inc., 2.75%, 5/01/25	100,000	107,668
Pacific Gas and Electric Co., 1.75%, 6/16/22	20,000	20,002
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	40,000	41,705
PG&E Corp., 5.25%, 7/01/30	100,000	100,000
Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	9,728
Terraform Global Operating LLC, 6.13%, 3/01/26(b)	125,000	126,250
Union Electric Co., 2.95%, 3/15/30	100,000	111,366
		1,301,490

Electrical Component & Equipment – 0.0%(d)
Energizer Holdings, Inc., 4.75%, 6/15/28(b)	35,000	36,019

Electronics – 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	35,000	37,835
Flex Ltd., 3.75%, 2/01/26	95,000	103,955
4.88%, 5/12/30	50,000	57,835
Roper Technologies, Inc., 1.00%, 9/15/25	45,000	45,280
		244,905

Energy - Alternate Sources – 0.1%
Enviva Partners Finance Corp., 6.50%, 1/15/26(b)	200,000	211,000

Engineering & Construction – 0.2%
Fluor Corp., 4.25%, 9/15/28	100,000	89,430
MasTec, Inc., 4.50%, 8/15/28(b)	40,000	41,100
TopBuild Corp., 5.63%, 5/01/26(b)	200,000	205,000

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Engineering & Construction (Continued)
Tutor Perini Corp., 6.88%, 5/01/25(b)	$100,000	$95,250
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28(b)	15,000	15,192
		445,972

Entertainment – 0.2%
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	55,000	56,340
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/25(b)	10,000	10,256
Scientific Games International, Inc., 8.63%, 7/01/25(b)	45,000	46,786
Six Flags Theme Parks, Inc., 7.00%, 7/01/25(b)	100,000	105,875
Vail Resorts, Inc., 6.25%, 5/15/25(b)	100,000	105,000
WMG Acquisition Corp., 3.00%, 2/15/31(b)	55,000	52,250
		376,507

Environmental Control – 0.0%(d)
Waste Connections, Inc., 2.60%, 2/01/30	5,000	5,323

Food – 0.5%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 4.63%, 1/15/27(b)	50,000	51,557
Campbell Soup Co.,
3.95%, 3/15/25	100,000	111,480
2.38%, 4/24/30	200,000	206,453
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28(b)	30,000	30,099
Conagra Brands, Inc.,
4.60%, 11/01/25	30,000	34,869
1.38%, 11/01/27	90,000	89,247
General Mills, Inc.,
4.00%, 4/17/25	30,000	33,861
2.88%, 4/15/30	90,000	97,529
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(b)	25,000	27,188
Kraft Heinz Foods Co., 3.95%, 7/15/25	50,000	54,069

	Par(a)	Value

Food (Continued)
Kraft Heinz Foods Co.,
3.88%, 5/15/27(b)	$50,000	$52,893
4.25%, 3/01/31(b)	50,000	54,258
5.20%, 7/15/45	50,000	55,391
4.38%, 6/01/46	50,000	51,324
5.50%, 6/01/50(b)	50,000	57,006
United Natural Foods, Inc., 6.75%, 10/15/28(b)	20,000	20,250
		1,027,474

Forest Products & Paper – 0.0%(d)
Clearwater Paper Corp., 4.75%, 8/15/28(b)	30,000	30,150

Gas – 0.1%
NiSource, Inc., 0.95%, 8/15/25	100,000	99,682
Southern California Gas Co., 2.55%, 2/01/30	30,000	32,019
		131,701

Healthcare - Products – 0.4%
Avantor, Inc., 6.00%, 10/01/24(b)	100,000	104,490
Baxter International, Inc., 3.75%, 10/01/25(b)	100,000	113,104
Hologic, Inc.,
4.63%, 2/01/28(b)	50,000	52,250
3.25%, 2/15/29(b)	60,000	60,300
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.25%, 2/01/28(b)	50,000	52,250
Teleflex, Inc., 4.88%, 6/01/26	100,000	104,000
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25	130,000	147,733
Zimmer Biomet Holdings, Inc., 3.70%, 3/19/23	240,000	256,195
		890,322

Healthcare - Services – 0.6%
Akumin, Inc., 11/01/25(b)(j)	20,000	19,750
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	100,000	104,500
CHS/Community Health Systems, Inc.,
6.25%, 3/31/23	50,000	49,562
8.00%, 3/15/26(b)	50,000	50,200
DaVita, Inc.,
4.63%, 6/01/30(b)	100,000	101,714
3.75%, 2/15/31(b)	30,000	28,838

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Healthcare - Services (Continued)
HCA, Inc.,
5.25%, 4/15/25	$115,000	$133,198
4.13%, 6/15/29	185,000	209,941
Humana, Inc.,
3.85%, 10/01/24	10,000	11,040
4.50%, 4/01/25	125,000	143,237
Magellan Health, Inc., 4.90%, 9/22/24	50,000	52,568
Molina Healthcare, Inc., 4.38%, 6/15/28(b)	200,000	205,000
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	15,000	15,117
Providence Service (The) Corp., 11/15/25(b)(j)	35,000	35,613
Tenet Healthcare Corp., 6.13%, 10/01/28(b)	65,000	63,050
UnitedHealth Group, Inc., 2.00%, 5/15/30	25,000	26,015
		1,249,343

Home Builders – 0.3%
Century Communities, Inc., 5.88%, 7/15/25	100,000	103,000
6.75%, 6/01/27	100,000	106,500
KB Home, 4.80%, 11/15/29	100,000	108,000
Meritage Homes Corp., 5.13%, 6/06/27	100,000	110,500
New Home (The) Co., Inc.,
7.25%, 10/15/25(b)	30,000	30,187
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 4/01/29(b)	50,000	50,750
TRI Pointe Group, Inc., 5.70%, 6/15/28	50,000	55,500
Williams Scotsman International, Inc., 4.63%, 8/15/28(b)	15,000	15,094
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	10,000	10,575
		590,106

Housewares – 0.1%
Newell Brands, Inc.,
4.70%, 4/01/26	100,000	106,500

Insurance – 0.3%
Aon Corp., 2.80%, 5/15/30	20,000	21,404
Berkshire Hathaway Finance Corp., 1.85%, 3/12/30	110,000	113,566
Berkshire Hathaway, Inc., 3.13%, 3/15/26	95,000	106,031

	Par(a)	Value

Insurance (Continued)
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	$200,000	$220,604
4.38%, 3/15/29	50,000	60,159
2.25%, 11/15/30	50,000	51,949
Radian Group, Inc., 6.63%, 3/15/25	100,000	108,250
		681,963

Internet – 0.5%
Booking Holdings, Inc.,
4.10%, 4/13/25	100,000	112,057
4.63%, 4/13/30	23,000	27,216
eBay, Inc., 1.90%, 3/11/25	210,000	217,954
Expedia Group, Inc., 3.60%, 12/15/23(b)	70,000	71,979
GrubHub Holdings, Inc., 5.50%, 7/01/27(b)	100,000	104,000
Match Group Holdings II LLC, 4.13%, 8/01/30(b)	75,000	76,594
Netflix, Inc.,
3.63%, 6/15/25(b)	100,000	103,875
5.88%, 11/15/28	50,000	59,740
6.38%, 5/15/29	75,000	91,875
5.38%, 11/15/29(b)	75,000	87,844
TripAdvisor, Inc., 7.00%, 7/15/25(b)	5,000	5,201
Uber Technologies, Inc.,
7.50%, 5/15/25(b)	75,000	78,844
6.25%, 1/15/28(b)	25,000	25,344
VeriSign, Inc., 4.75%, 7/15/27	100,000	106,000
		1,168,523

Investment Management Companies – 0.1%
Ares Capital Corp.,
3.63%, 1/19/22	60,000	61,545
4.25%, 3/01/25	100,000	104,795
3.88%, 1/15/26	140,000	143,491
		309,831

Iron/Steel – 0.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 1/31/29(b)	30,000	30,900
Commercial Metals Co., 5.38%, 7/15/27	100,000	104,250
Reliance Steel & Aluminum Co., 1.30%, 8/15/25	40,000	39,988
United States Steel Corp., 12.00%, 6/01/25(b)	50,000	55,500
		230,638

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Leisure Time – 0.0%(d)
Carnival Corp.,
11.50%, 4/01/23(b)	$5,000	$5,492
9.88%, 8/01/27(b)	30,000	31,181
Royal Caribbean Cruises Ltd., 9.13%, 6/15/23(b)	50,000	52,062
		88,735

Lodging – 0.2%
Choice Hotels International, Inc., 5.75%, 7/01/22	210,000	222,911
Las Vegas Sands Corp.,
3.20%, 8/08/24	20,000	20,229
3.90%, 8/08/29	100,000	99,853
Marriott International, Inc.,
5.75%, 5/01/25	80,000	88,949
		431,942

Machinery - Construction & Mining – 0.2%
BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	116,150
Caterpillar Financial Services Corp., 0.45%, 9/14/23	270,000	269,909
		386,059

Media – 0.6%
Cable One, Inc., 11/15/30(b)(j)	10,000	10,150
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 5/01/25(b)	200,000	205,400
4.75%, 3/01/30(b)	200,000	210,370
4.50%, 5/01/32(b)	100,000	103,375
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	200,000	211,936
2.80%, 4/01/31	100,000	103,362
DISH DBS Corp.,
5.88%, 11/15/24	100,000	100,603
7.75%, 7/01/26	50,000	52,999
7.38%, 7/01/28	20,000	20,150
GCI LLC, 4.75%,
10/15/28(b)	20,000	20,644
Nexstar Broadcasting, Inc.,
5.63%, 7/15/27(b)	100,000	104,250
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26(b)	25,000	25,069
Scripps Escrow, Inc., 5.88%, 7/15/27(b)	75,000	72,938

	Par(a)	Value

Media (Continued)
Sirius XM Radio, Inc., 4.13%, 7/01/30(b)	$115,000	$118,221
TEGNA, Inc., 4.75%, 3/15/26(b)	55,000	56,513
		1,415,980

Mining – 0.1%
Arconic Corp., 6.13%,
2/15/28(b)	75,000	79,023
Freeport-McMoRan, Inc., 4.38%, 8/01/28	80,000	83,500
Joseph T Ryerson & Son, Inc., 8.50%, 8/01/28(b)	15,000	16,073
Kaiser Aluminum Corp., 6.50%, 5/01/25(b)	75,000	79,500
		258,096

Miscellaneous Manufacturing – 0.0%(d)
General Electric Co., 3.63%, 5/01/30	30,000	31,681
Hillenbrand, Inc., 5.75%, 6/15/25	25,000	26,688
		58,369

Oil & Gas – 0.7%
Apache Corp.,
4.63%, 11/15/25	25,000	23,750
4.88%, 11/15/27	35,000	32,848
4.25%, 1/15/30	50,000	44,188
5.10%, 9/01/40	25,000	22,950
4.75%, 4/15/43	25,000	22,125
Chevron Corp., 1.55%, 5/11/25	80,000	82,566
CNX Resources Corp., 7.25%, 3/14/27(b)	125,000	131,875
Comstock Resources, Inc., 9.75%, 8/15/26	35,000	36,881
Continental Resources, Inc., 4.38%, 1/15/28	75,000	67,500
CVR Energy, Inc., 5.25%, 2/15/25(b)	25,000	18,188
EQT Corp., 3.90%, 10/01/27	100,000	96,032
8.75%, 2/01/30	100,000	124,250
Exxon Mobil Corp., 2.99%, 3/19/25	80,000	87,014
Hess Corp., 4.30%, 4/01/27	50,000	51,784
Noble Energy, Inc.,
3.85%, 1/15/28	30,000	34,281
3.25%, 10/15/29	20,000	22,130

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Oil & Gas (Continued)
Occidental Petroleum Corp.,
2.90%, 8/15/24	$150,000	$124,845
8.00%, 7/15/25	40,000	39,000
8.50%, 7/15/27	65,000	62,075
6.38%, 9/01/28	45,000	39,375
3.50%, 8/15/29	75,000	54,110
6.45%, 9/15/36	25,000	20,250
4.40%, 4/15/46	50,000	33,611
Range Resources Corp.,
4.88%, 5/15/25	100,000	92,812
9.25%, 2/01/26(b)	30,000	31,800
Southwestern Energy Co.,
7.50%, 4/01/26	100,000	101,780
7.75%, 10/01/27	75,000	77,531
8.38%, 9/15/28	15,000	15,675
		1,591,226

Packaging & Containers – 0.1%
Ball Corp., 2.88%, 8/15/30	45,000	44,494
Berry Global, Inc., 4.50%, 2/15/26(b)	75,000	76,002
Graphic Packaging International LLC, 3.50%, 3/01/29(b)	10,000	10,000
Silgan Holdings, Inc., 4.75%, 3/15/25	100,000	102,000
		232,496

Pharmaceuticals – 0.6%
AbbVie, Inc.,
3.85%, 6/15/24(b)	100,000	109,538
2.60%, 11/21/24(b)	370,000	393,512
3.80%, 3/15/25(b)	70,000	77,693
AdaptHealth LLC, 6.13%, 8/01/28(b)	30,000	31,162
CVS Health Corp., 4.10%, 3/25/25	25,000	28,186
1.30%, 8/21/27	65,000	63,879
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 9/01/25(b)	100,000	105,500
Horizon Therapeutics USA, Inc., 5.50%, 8/01/27(b)	200,000	212,824
Johnson & Johnson, 1.30%, 9/01/30	90,000	89,699
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)	15,000	15,281
Par Pharmaceutical, Inc., 7.50%, 4/01/27(b)	100,000	106,000

	Par(a)	Value

Pharmaceuticals (Continued)
Upjohn, Inc.,
1.13%, 6/22/22(b)	$70,000	$70,629
1.65%, 6/22/25(b)	30,000	30,632
2.70%, 6/22/30(b)	10,000	10,335
Zoetis, Inc., 2.00%, 5/15/30	100,000	102,515
		1,447,385

Pipelines – 0.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 3/01/27(b)	75,000	67,500
Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	255,000	288,590
Cheniere Energy Partners L.P., 5.63%, 10/01/26	50,000	51,330
Energy Transfer Operating L.P., 4.05%, 3/15/25	50,000	52,603
EnLink Midstream Partners L.P., 4.85%, 7/15/26	50,000	42,672
EQM Midstream Partners L.P., 4.13%, 12/01/26	100,000	94,314
6.50%, 7/01/27(b)	20,000	20,976
Hess Midstream Operations L.P., 5.13%, 6/15/28(b)	75,000	74,625
New Fortress Energy, Inc., 6.75%, 9/15/25(b)	50,000	51,558
ONEOK, Inc., 2.75%, 9/01/24	50,000	50,664
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	75,000	58,875
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	100,000	109,215
4.50%, 5/15/30(b)	120,000	134,246
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	100,000	91,899
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(b)	70,000	74,938
Western Midstream Operating L.P.,
4.65%, 7/01/26	50,000	48,000
4.75%, 8/15/28	25,000	23,375
5.05%, 2/01/30	75,000	71,150
Williams (The) Cos., Inc., 3.60%, 3/15/22	40,000	41,356
		1,447,886

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Real Estate – 0.0%(d)
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 6/15/25(b)	$20,000	$21,125

Real Estate Investment Trusts – 0.9%
American Tower Corp., 3.50%, 1/31/23	150,000	159,223
5.00%, 2/15/24	80,000	90,437
2.90%, 1/15/30	10,000	10,658
Camden Property Trust, 3.15%, 7/01/29	50,000	55,264
Crown Castle International Corp., 3.20%, 9/01/24	30,000	32,381
1.35%, 7/15/25	200,000	201,992
Digital Realty Trust L.P., 4.75%, 10/01/25	80,000	93,318
Diversified Healthcare Trust, 9.75%, 6/15/25	100,000	110,000
Equinix, Inc.,
2.63%, 11/18/24	80,000	85,034
1.25%, 7/15/25	200,000	201,282
2.15%, 7/15/30	100,000	100,483
Federal Realty Investment Trust, 3.95%, 1/15/24	50,000	54,157
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 1/15/31	75,000	78,417
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(b)	35,000	34,956
Iron Mountain, Inc.,
5.25%, 7/15/30(b)	40,000	41,050
4.50%, 2/15/31(b)	30,000	29,867
5.63%, 7/15/32(b)	50,000	51,682
iStar, Inc., 4.25%, 8/01/25	100,000	91,750
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/01/27	100,000	107,913
New Residential Investment Corp., 6.25%, 10/15/25(b)	25,000	23,906
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(b)	35,000	34,300
Public Storage, 3.39%, 5/01/29	25,000	28,661
Service Properties Trust, 7.50%, 9/15/25	50,000	52,407

	Par(a)	Value

Real Estate Investment Trusts (Continued)
Service Properties Trust, 4.38%, 2/15/30	$75,000	$61,172
Simon Property Group L.P., 3.50%, 9/01/25	65,000	71,146
Starwood Property Trust, Inc., 11/01/23(b)(j)	35,000	34,686
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25(b)	50,000	53,048
Welltower, Inc., 4.00%, 6/01/25	25,000	28,137
XHR L.P., 6.38%, 8/15/25(b)	30,000	29,781
		2,047,108

Retail – 0.3%
Advance Auto Parts, Inc., 1.75%, 10/01/27	45,000	44,672
Asbury Automotive Group, Inc., 4.75%, 3/01/30(b)	35,000	36,137
Dollar General Corp., 3.50%, 4/03/30	50,000	56,750
Gap (The), Inc.,
8.63%, 5/15/25(b)	50,000	54,875
8.88%, 5/15/27(b)	50,000	57,172
Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	20,000	20,025
L Brands, Inc., 6.88%, 7/01/25(b)	50,000	53,599
5.25%, 2/01/28	25,000	24,625
6.63%, 10/01/30(b)	35,000	36,750
Lithia Motors, Inc.,
5.25%, 8/01/25(b)	50,000	51,750
4.38%, 1/15/31(b)	15,000	15,488
Lowe’s Cos., Inc., 4.00%, 4/15/25	50,000	56,642
Macy’s, Inc., 8.38%, 6/15/25(b)	25,000	26,103
Michaels Stores, Inc., 4.75%, 10/01/27(b)	30,000	29,325
QVC, Inc., 4.38%, 9/01/28	90,000	90,067
Rite Aid Corp., 8.00%, 11/15/26(b)	50,000	50,125
Ross Stores, Inc., 4.70%, 4/15/27	2,000	2,347
White Cap Buyer LLC, 6.88%, 10/15/28(b)	10,000	10,250
Yum! Brands, Inc., 4.75%, 1/15/30(b)	50,000	53,750
		770,452

Semiconductors – 0.5%
Amkor Technology, Inc., 6.63%, 9/15/27(b)	100,000	107,000

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Semiconductors (Continued)
Broadcom, Inc.,
4.70%, 4/15/25	$225,000	$255,849
4.25%, 4/15/26	100,000	112,416
4.30%, 11/15/32	120,000	136,803
Intel Corp., 3.75%, 3/25/27	200,000	230,768
Microchip Technology, Inc., 4.25%, 9/01/25(b)	100,000	103,817
Micron Technology, Inc., 4.64%, 2/06/24	86,000	95,679
Qorvo, Inc., 4.38%, 10/15/29	100,000	107,212
		1,149,544

Software – 0.3%
Black Knight InfoServ LLC, 3.63%, 9/01/28(b)	100,000	101,250
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 1/31/26(b)	20,000	20,250
Camelot Finance S.A., 4.50%, 11/01/26(b)	50,000	52,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25(b)	100,000	99,957
Intuit, Inc.,
1.35%, 7/15/27	60,000	60,429
1.65%, 7/15/30	45,000	45,058
J2 Global, Inc., 4.63%, 10/15/30(b)	20,000	20,207
Logan Merger Sub, Inc., 5.50%, 9/01/27(b)	30,000	30,413
MSCI, Inc., 3.88%, 2/15/31(b)	100,000	104,500
Nuance Communications, Inc., 5.63%, 12/15/26	125,000	131,250
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/01/25(b)	15,000	15,212
		680,526

Telecommunications – 0.8%
AT&T, Inc., 1.65%, 2/01/28	80,000	79,302
Avaya, Inc., 6.13%, 9/15/28(b)	15,000	15,394
Cincinnati Bell, Inc., 7.00%, 7/15/24(b)	75,000	77,625
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	15,000	15,413
Embarq Corp., 8.00%, 6/01/36	25,000	29,313
Frontier Communications Corp., 5.88%, 10/15/27(b)	10,000	10,249

	Par(a)	Value

Telecommunications (Continued)
Motorola Solutions, Inc., 4.60%, 5/23/29	$50,000	$58,780
QualityTech L.P./QTS Finance Corp., 3.88%, 10/01/28(b)	45,000	45,091
Sprint Capital Corp.,
6.88%, 11/15/28	50,000	63,250
8.75%, 3/15/32	50,000	74,813
Sprint Corp., 7.13%, 6/15/24	100,000	115,020
Switch Ltd., 3.75%, 9/15/28(b)	45,000	45,056
T-Mobile USA, Inc.,
3.50%, 4/15/25(b)	445,000	487,546
1.50%, 2/15/26(b)	330,000	331,254
Verizon Communications, Inc., 3.00%, 3/22/27	100,000	110,216
ViaSat, Inc.,
5.63%, 4/15/27(b)	100,000	104,750
6.50%, 7/15/28(b)	115,000	118,737
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(b)	30,000	28,950
		1,810,759

Transportation – 0.0%(d)
XPO Logistics, Inc., 6.25%, 5/01/25(b)	50,000	53,141
Trucking & Leasing – 0.2%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/01/27(b)	320,000	340,400
Total Corporate Bonds (Cost $34,951,676)		35,237,879
Mortgage-Backed Securities – 16.8%

Federal Home Loan Mortgage Corporation – 1.4%
Pool,
#QA2226, 3.00%, 7/01/46	79,555	83,590
#QA2237, 3.00%, 7/01/46	181,176	190,367
#QA8965, 3.00%, 4/01/50	43,852	45,870
#RA2621, 4.00%, 5/01/50	105,255	113,418
#RA3022, 2.50%, 6/01/50	50,208	52,867
#RA3174, 3.00%, 7/01/50	74,116	77,525

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Federal Home Loan Mortgage Corporation (Continued)
Pool,
#RA3382, 3.00%, 8/01/50	$149,188	$158,193
#RA3935, 11/01/50(j)	327,000	340,972
#SB0383, 2.50%, 4/01/32	175,000	186,645
#SB8500, 2.50%, 7/01/35	172,831	183,519
#SB8505, 2.50%, 10/01/35	525,322	553,483
#SD7521, 2.50%, 7/01/50	49,631	52,959
#SD8074, 3.00%, 7/01/50	321,109	335,837
#SD8084, 3.00%, 8/01/50	49,047	51,393
#SD8092, 3.00%, 9/01/50	149,051	156,681
#ZS4693, 3.00%, 12/01/46	402,659	423,667
#ZS4746, 3.00%, 12/01/47	24,357	25,434
#ZT1858, 4.50%, 4/01/49	110,000	121,219
		3,153,639

Federal Home Loan Mortgage Corporation Gold – 0.3%
Pool,
#G08697, 3.00%, 3/01/46	258,110	270,875
#G08737, 3.00%, 12/01/46	287,231	302,279
		573,154

Federal National Mortgage Association – 4.0%
Pool,
#AS5640, 3.50%, 8/01/45	87,688	95,824
#BM5024, 3.00%, 11/01/48	47,800	49,885
#BN3960, 4.50%, 1/01/49	27,540	29,764
#CA3666, 4.00%, 6/01/49	775,678	854,145
#CA5182, 4.50%, 2/01/50	1,095,444	1,195,027
#CA5575, 4.00%, 4/01/50	697,352	751,642
#CA5754, 4.00%, 5/01/50	76,783	82,923
#CA6317, 3.00%, 7/01/50	50,740	53,074
#CA6598, 2.50%, 8/01/50	75,930	80,230
#CA7368, 10/01/50(j)	175,000	182,478
#CA7369, 2.50%, 10/01/50	150,000	156,409

	Par(a)	Value

Federal National Mortgage Association (Continued)
Pool,
#CA7572, 10/01/50(j)	$150,000	$157,786
#CA7573, 11/01/50(j)	225,000	236,504
#FM2888, 3.50%, 1/01/49	117,084	123,413
#FM4231, 2.50%, 9/01/50	148,678	155,031
#MA3238, 3.50%, 1/01/48	2,967,899	3,144,621
#MA4026, 4.00%, 5/01/50	1,429,540	1,527,039
#MA4156, 2.50%, 10/01/35	127,000	132,591
		9,008,386

Government National Mortgage Association – 3.6%
Pool TBA, 11/01/50(j)	7,544,000	7,951,179

Government National Mortgage Association II – 1.5%
Pool,
#785043, 3.00%, 4/20/49	570,968	599,324
#BW4651, 2.50%, 8/20/50	25,906	27,159
#BW4741, 2.50%, 9/20/50	26,950	28,253
#BW6206, 2.50%, 8/20/50	50,814	53,272
#BY0776, 2.50%, 9/20/50	51,904	54,414
#BY0805, 2.50%, 9/20/50	49,908	52,321
#MA4125, 2.50%, 12/20/46	65,108	68,615
#MA5397, 3.50%, 8/20/48	488,659	516,896
#MA6412, 4.50%, 1/20/50	363,352	388,975
#MA6474, 2/20/50(j)	100,000	104,314
#MA6766, 3.00%, 7/20/50	1,412,545	1,485,736
		3,379,279

Uniform Mortgage-Backed Securities – 6.0%
Pool TBA,
11/01/35(j)	3,970,000	4,149,914
11/01/50(j)	6,437,000	6,786,206
12/01/50(j)	2,500,000	2,619,055
		13,555,175
Total Mortgage-Backed Securities (Cost $37,655,167)		37,620,812

Foreign Issuer Bonds – 2.4%

Canada – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 10/15/30(b)(j)	130,000	129,187

See accompanying Notes to Financial Statements

    Morningstar Funds Trust    October 31, 2020 (unaudited)

  Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Canada (Continued)
Brookfield Asset Management, Inc., 4.00%, 1/15/25	$50,000	$55,743
Brookfield Finance, Inc., 4.85%, 3/29/29	20,000	23,898
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	170,000	169,969
Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28(b)	130,000	135,525
Cenovus Energy, Inc.,
3.80%, 9/15/23	25,000	25,394
5.38%, 7/15/25	10,000	10,544
4.25%, 4/15/27	100,000	101,806
6.75%, 11/15/39	50,000	55,596
Enbridge, Inc.,
3.50%, 6/10/24	80,000	86,173
2.50%, 1/15/25	100,000	104,330
GFL Environmental, Inc., 3.75%, 8/01/25(b)	25,000	25,000
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 9/15/28(b)(j)	10,000	10,175
Kinross Gold Corp., 5.95%, 3/15/24	90,000	102,100
Methanex Corp., 5.25%, 12/15/29	75,000	75,992
New Gold, Inc., 7.50%, 7/15/27(b)	15,000	16,207
Norbord, Inc., 5.75%, 7/15/27(b)	50,000	52,500
Parkland Corp., 5.88%, 7/15/27(b)	50,000	51,604
Stars Group Holdings B.V./Stars Group U.S. Co-Borrower LLC, 7.00%, 7/15/26(b)	285,000	301,281
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(b)	75,000	74,625
Toronto-Dominion Bank (The),
0.45%, 9/11/23	270,000	269,586
3.25%, 3/11/24	50,000	54,201
		1,931,436

Netherlands – 0.1%
NXP B.V./NXP Funding LLC, 3.88%, 9/01/22(b)	200,000	211,387

	Par(a)	Value

Luxembourg – 0.0%(d)
ArcelorMittal S.A.,
6.13%, 6/01/25	$50,000	$57,996
4.25%, 7/16/29	50,000	52,708
		110,704

United Kingdom – 0.5%
Barclays PLC, (3M USD LIBOR + 1.40%), 4.61%, 2/15/23(i)	200,000	209,486
HSBC Holdings PLC, (3M USD LIBOR + 1.06%), 3.26%, 3/13/23(i)	200,000	206,745
Reynolds American, Inc., 4.45%, 6/12/25	125,000	141,169
Santander UK PLC, 2.10%, 1/13/23	200,000	206,444
Unilever Capital Corp., 3.38%, 3/22/25	100,000	110,718
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(b)	200,000	203,250
		1,077,812

Japan – 0.5%
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	200,000	202,182
Mizuho Financial Group, Inc., (3M USD LIBOR + 0.99%), 1.24%, 7/10/24(i)	200,000	202,001
(3M USD LIBOR + 1.00%), 3.92%, 9/11/24(i)	200,000	217,034
Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	203,709
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	200,000	211,127
1.47%, 7/08/25	200,000	203,545
		1,239,598

Germany – 0.2%
Deutsche Bank A.G., (SOFR + 2.16%), 2.22%, 9/18/24(i)	150,000	151,512
(5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(i)	200,000	193,750
		345,262

Switzerland – 0.0%(d)
Novartis Capital Corp., 2.20%, 8/14/30	10,000	10,629

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Par(a)	Value

Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23	$220,000	$228,471

Brazil – 0.0%(d)
Vale Overseas Ltd., 3.75%, 7/08/30	10,000	10,530

Burkina Faso – 0.0%(d)
IAMGOLD Corp., 5.75%, 10/15/28(b)	30,000	30,024

Peru – 0.0%(d)
Hudbay Minerals, Inc., 6.13%, 4/01/29(b)	35,000	35,788

China – 0.1%
Baidu, Inc., 1.72%, 4/09/26	200,000	200,212
Total Foreign Issuer Bonds (Cost $5,382,522)		5,431,853

	Number of Shares

Short-Term Investments – 15.2%

Money Market Fund – 15.2%
Northern Institutional Funds - Treasury Portfolio (Premier) 0.00%(k)	34,108,277	34,108,277

Total Short-Term Investments (Cost $34,108,277)		34,108,277

Rights – 0.0%(d)

Biotechnology – 0.0%(d)
Pfenex, Inc. CVR(l)*	53,807	—
Stemline Therapeutics, Inc. CVR(m)*	33,076	10,915
		10,915

Pharmaceuticals – 0.0%(d)
Elanco Animal Health, Inc.*	22,842	—

Total Rights (Cost $10,915)		10,915

Number of Contracts	Notional Amount

Purchased Options – 0.0%(d)
Call Options - Exchange Traded – 0.0%(d)
AMAG Pharmaceuticals, Inc.,
Strike Price $15.00, Expires 11/20/20 90	123,480	450

	Number of Contracts	Notional Amount	Value

Call Options - Exchange Traded (Continued)
Devon Energy Corp., Strike Price $10.00, Expires 12/18/20	51	45,543	$3,595
Strike Price $11.00, Expires 12/18/20	51	45,543	2,168
Strike Price $12.00, Expires 12/18/20	51	45,543	1,428
Strike Price $9.74, Expires 1/15/21	166	148,238	15,770
Strike Price $10.74, Expires 1/15/21	166	148,238	10,956
Strike Price $11.74, Expires 1/15/21	128	114,304	5,120
Immunomedics, Inc., Strike Price $90.00, Expires 11/20/20	59	518,374	295
			39,782

Put Options - Exchange Traded – 0.0%(d)
iShares iBoxx $ Investment Grade Corporate Bond ETF, Strike Price $130.00, Expires 1/15/21	69	922,737	9,591
iShares Russell 2000 ETF, Strike Price $142.00, Expires 1/15/21	8	122,472	4,728
Strike Price $145.00, Expires 1/15/21	7	107,163	4,746
			19,065
Total Purchased Options (Cost $64,791)			58,847
Total Long Positions – 109.4% (Cost $239,680,152)			245,462,628

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Short Positions – (16.3)%
Common Stocks – (16.1)%
Aerospace/Defense – (0.0)%(d)
Kaman Corp.	(1,882)	$(74,640)

Airlines – (0.3)%
Copa Holdings S.A., Class A	(5,167)	(254,630)
Southwest Airlines Co.(e)	(8,211)	(324,581)
		(579,211)

Apparel – (0.1)%
Under Armour, Inc., Class C*	(10,554)	(129,075)

Auto Manufacturers – (0.2)%
Peugeot S.A. (France)*	(21,579)	(387,650)

Auto Parts & Equipment – (0.1)%
Aptiv PLC	(2,443)	(235,725)
Meritor, Inc.*	(3,903)	(94,999)
		(330,724)

Banks – (0.9)%
First Citizens BancShares, Inc., Class A(e)	(1,220)	(564,494)
Morgan Stanley	(29,149)	(1,403,524)
		(1,968,018)

Biotechnology – (0.9)%
Apellis Pharmaceuticals, Inc.*	(5,969)	(190,411)
Exact Sciences Corp.*	(3,879)	(480,337)
Gossamer Bio, Inc.*	(13,878)	(115,187)
Halozyme Therapeutics, Inc.(e)*	(13,827)	(387,156)
Innoviva, Inc.*	(7,631)	(82,491)
Insmed, Inc.*	(8,178)	(269,383)
Ionis Pharmaceuticals, Inc.*	(3,209)	(150,663)
Ligand Pharmaceuticals, Inc.*	(318)	(26,219)
Novavax, Inc.*	(988)	(79,741)
Radius Health, Inc.*	(2,482)	(33,284)
Retrophin, Inc.*	(4,909)	(99,358)
Theravance Biopharma, Inc.*	(3,757)	(71,045)
		(1,985,275)

Building Materials – (0.3)%
Builders FirstSource, Inc.*	(25,556)	(774,347)

Chemicals – (0.0)%(d)
International Flavors & Fragrances, Inc.	(694)	(71,246)

	Number of Shares	Value

Commercial Services – (0.5)%
2U, Inc.*	(6,660)	$(245,421)
FTI Consulting, Inc.*	(3,571)	(351,601)
K12, Inc.*	(2,420)	(57,765)
Sabre Corp.	(34,267)	(223,421)
Worldline S.A. (France)(b)*	(4,239)	(313,968)
		(1,192,176)

Computers – (0.2)%
Lumentum Holdings, Inc.(e)*	(3,013)	(249,145)
NCR Corp.*	(7,358)	(149,515)
		(398,660)

Cosmetics/Personal Care – (0.3)%
Unilever PLC (United Kingdom)	(10,207)	(581,686)

Diversified Financial Services – (0.5)%
Affiliated Managers Group, Inc.	(1,510)	(113,809)
Cowen, Inc., Class A	(17,882)	(383,748)
Encore Capital Group, Inc.*	(7,043)	(224,883)
I3 Verticals, Inc., Class A*	(8,297)	(171,167)
PRA Group, Inc.*	(6,370)	(217,408)
WisdomTree Investments, Inc.	(11,907)	(43,341)
		(1,154,356)

Electric – (0.1)%
NRG Energy, Inc.	(6,345)	(200,629)

Electronics – (0.4)%
Fortive Corp.	(3,303)	(203,465)
II-VI, Inc.(e)*	(9,094)	(413,504)
Knowles Corp.*	(8,719)	(124,246)
OSI Systems, Inc.*	(1,911)	(147,453)
Vishay Intertechnology, Inc.	(4,194)	(68,026)
Vontier Corp.*	(139)	(3,995)
		(960,689)

Energy - Alternate Sources – (0.4)%
Canadian Solar, Inc. (Canada)*	(3,000)	(109,050)
Enphase Energy, Inc.(e)*	(4,379)	(429,536)
SunPower Corp.*	(16,563)	(264,842)
		(803,428)

Engineering & Construction – (0.1)%
Granite Construction, Inc.	(8,649)	(167,012)

Entertainment – (0.3)%
Cinemark Holdings, Inc.	(26,992)	(221,064)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Entertainment (Continued)
Evolution Gaming Group AB (Sweden)(b)	(1,356)	$(100,575)
Penn National Gaming, Inc.*	(8,800)	(475,024)
		(796,663)

Food – (0.6)%
Chefs’ Warehouse (The), Inc.*	(7,197)	(97,303)
Just Eat Takeaway.com N.V. (Germany)(b)*	(11,812)	(1,314,042)
		(1,411,345)

Healthcare - Products – (0.2)%
LivaNova PLC*	(3,430)	(172,666)
NanoString Technologies, Inc.*	(4,471)	(163,862)
Varex Imaging Corp.*	(2,419)	(32,415)
		(368,943)

Home Builders – (0.1)%
Winnebago Industries, Inc.	(5,120)	(240,384)

Insurance – (1.1)%
Aon PLC, Class A	(13,960)	(2,568,780)

Internet – (1.3)%
Boingo Wireless, Inc.*	(941)	(8,789)
Farfetch Ltd., Class A (United Kingdom)(e)*	(12,534)	(352,582)
JOYY, Inc. ADR (China)	(4,986)	(455,621)
Match Group, Inc.*	(6,331)	(739,334)
Momo, Inc. ADR (China)	(1,668)	(25,020)
Palo Alto Networks, Inc.*	(1,174)	(259,677)
Perficient, Inc.*	(5,233)	(204,924)
Q2 Holdings, Inc.*	(3,882)	(354,194)
Zillow Group, Inc., Class C(e)*	(7,036)	(623,530)
		(3,023,671)

Leisure Time – (0.6)%
Callaway Golf Co.	(13,302)	(206,048)
Norwegian Cruise Line Holdings Ltd.(e)*	(47,010)	(781,776)
Royal Caribbean Cruises Ltd.	(6,566)	(370,454)
		(1,358,278)

Lodging – (0.2)%
Huazhu Group Ltd. ADR (China)	(5,679)	(225,059)
Marcus (The) Corp.	(17,550)	(128,641)
		(353,700)

	Number of Shares	Value

Machinery - Construction & Mining – (0.1)%
Bloom Energy Corp., Class A*	(10,109)	$(127,778)

Machinery - Diversified – (0.1)%
Middleby (The) Corp.*	(1,305)	(129,900)

Media – (1.0)%
Liberty Broadband Corp., Class C*	(15,630)	(2,214,927)

Mining – (0.1)%
First Majestic Silver Corp. (Canada)*	(13,024)	(133,496)

Oil & Gas – (0.8)%
ConocoPhillips	(35,212)	(1,007,767)
Devon Energy Corp.(e)	(76,790)	(685,735)
Pioneer Natural Resources Co.	(2,858)	(227,383)
		(1,920,885)

Oil & Gas Services – (0.0)%(d)
Helix Energy Solutions Group, Inc.*	(9,287)	(23,032)

Pharmaceuticals – (0.3)%
Coherus Biosciences, Inc.*	(8,560)	(142,695)
Flexion Therapeutics, Inc.*	(5,909)	(70,849)
Jazz Pharmaceuticals PLC*	(2,057)	(296,414)
Zogenix, Inc.*	(10,080)	(214,905)
		(724,863)

Pipelines – (0.0)%(d)
Cheniere Energy, Inc.*	(654)	(31,307)

Real Estate Investment Trusts – (0.2)%
iStar, Inc.	(38,681)	(456,436)

Retail – (0.8)%
American Eagle Outfitters, Inc.(e)	(56,545)	(775,232)
Bloomin’ Brands, Inc.	(49,969)	(698,567)
Burlington Stores, Inc.(e)*	(736)	(142,475)
National Vision Holdings, Inc.*	(6,083)	(245,327)
		(1,861,601)

Semiconductors – (1.6)%
Advanced Micro Devices, Inc.*	(12,685)	(955,054)
Analog Devices, Inc.	(19,972)	(2,367,281)
Cree, Inc.(e)*	(2,442)	(155,311)
Marvell Technology Group Ltd.	(2,936)	(110,129)
		(3,587,775)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

	Number of Shares	Value

Software – (1.0)%
Avaya Holdings Corp.*	(4,810)	$(82,732)
Bilibili, Inc. ADR (China)*	(5,762)	(257,388)
Cerence, Inc.*	(3,020)	(164,832)
Envestnet, Inc.(e)*	(4,233)	(324,840)
Everbridge, Inc.(e)*	(1,116)	(116,834)
Health Catalyst, Inc.*	(3,391)	(116,922)
j2 Global, Inc.*	(2,981)	(202,350)
New Relic, Inc.*	(1,939)	(117,620)
Nuance Communications, Inc.*	(12,351)	(394,120)
Splunk, Inc.*	(367)	(72,681)
Tabula Rasa HealthCare, Inc.*	(3,926)	(135,604)
Workiva, Inc.*	(4,144)	(229,205)
		(2,215,128)

Telecommunications – (0.2)%
Infinera Corp.*	(22,192)	(138,922)
Motorola Solutions, Inc.	(1,092)	(172,602)
Vonage Holdings Corp.*	(14,304)	(151,336)
		(462,860)

Transportation – (0.2)%
Air Transport Services Group, Inc.*	(8,651)	(242,574)
SEACOR Holdings, Inc.*	(3,116)	(95,443)
SFL Corp. Ltd. (Norway)	(9,032)	(58,798)
		(396,815)

Total Common Stocks (Proceeds $34,155,954)		(36,167,389)

	Number of Shares	Value

Investment Companies – (0.2)%
Health Care Select Sector SPDR Fund	(1,089)	$(110,708)
iShares MSCI Australia ETF	(3,040)	(60,101)
iShares Russell 2000 Growth ETF	(380)	(84,804)
iShares Russell 2000 Value ETF	(252)	(25,953)
iShares Russell Mid-Cap Growth ETF	(266)	(46,039)
iShares U.S. Real Estate ETF	(1,117)	(86,579)

Total Investment Companies (Proceeds $428,707)		(414,184)

Total Short Positions – (16.3)%
(Proceeds $34,584,661)		(36,581,573)

Total Written Options – (0.1)%
(Premiums Received $186,328)		(178,868)

Other Assets less Liabilities – 7.0%(n)		15,823,231

NET ASSETS – 100.0%		$224,525,418

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

(c)	Variable rate security. Rate as of October 31, 2020 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	Security represents underlying investment on open options contracts.
(f)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(g)	Security sold outside United States without registration under the Securities Act of 1933.
(h)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of October 31, 2020 is disclosed.
(j)	When-Issued Security. Coupon rate was not yet in effect at October 31, 2020.
(k)	7-day current yield as of October 31, 2020 is disclosed.
(l)	Level 3 asset that is worthless, bankrupt or has been delisted.
(m)

This is a Level 3 asset which is fair valued by the Pricing Committee (see Note 4 in Notes to Financial Statements). The fair value price of $0.33 is based on a discount pricing model. During the fiscal period, the Fund acquired $10,915 of this asset.

(n)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

*	Non-Income Producing Security

Abbreviations:

1M	1 Month

3M	3 Month

5Y	5 Year

ADR	American Depositary Receipt

BTP	Buoni del Tesoro Poliennali

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

Freddie Mac	Federal Home Loan Mortgage Corporation

KWCDC	Korean Won Certificate of Deposit

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Company

MSCI	Morgan Stanley Capital International

OAT	Obligations Assimilables du Trésor

PLC	Public Limited Company

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standards & Poor’s

SOFR	United States Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depositary Receipt

TBA	To be announced

USD	United States Dollar

Futures Contracts outstanding at October 31, 2020: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)

Long Contracts
Euro-BTP	1	12/08/2020	EUR	174,220	$ 4,496
10-Year Bond	2	12/15/2020	AUD	210,187	738
10-Year U.S. Treasury Note	35	12/21/2020	USD	4,837,656	(24,741)
U.S. Treasury Long Bond	5	12/21/2020	USD	862,344	(20,375)
Long GILT	24	12/29/2020	GBP	4,218,563	(6,818)
2-Year U.S. Treasury Note	15	12/31/2020	USD	3,312,656	(700)
5-Year U.S. Treasury Note	99	12/31/2020	USD	12,434,555	(9,679)

Total Long Contracts					$(57,079)

Short Contracts
Euro Bund	(19)	12/08/2020	EUR	3,897,909	$(31,010)
Euro-OAT	(3)	12/08/2020	EUR	594,356	(8,289)
10-Year Bond	(40)	12/18/2020	CAD	4,534,714	20,824
U.S. Ultra Bond	(4)	12/21/2020	USD	860,000	3,102
Ultra 10-Year U.S. Treasury Note	(6)	12/21/2020	USD	943,688	11,809

Total Short Contracts					$ (3,564)

					$(60,643)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Forward Foreign Currency Exchange Contracts outstanding at October 31, 2020:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/15/20	U.S. Dollars	2,047,220	Euro	1,728,180	Morgan Stanley	$ 32,247
12/15/20	U.S. Dollars	665,190	Polish Zloty	2,571,600	Morgan Stanley	15,489
12/15/20	U.S. Dollars	596,379	New Zealand Dollars	887,200	Morgan Stanley	9,740
12/15/20	U.S. Dollars	464,166	British Pounds	353,600	Morgan Stanley	5,913
12/15/20	U.S. Dollars	833,538	Swiss Francs	759,300	Morgan Stanley	4,250
12/15/20	U.S. Dollars	204,908	Swedish Kronor	1,791,000	Morgan Stanley	3,513
12/15/20	U.S. Dollars	334,402	Canadian Dollars	442,470	Morgan Stanley	2,213
12/16/20	U.S. Dollars	47,201	Euro	40,000	Bank of America	561
12/16/20	U.S. Dollars	7,993	Polish Zloty	30,000	Bank of America	414
12/16/20	U.S. Dollars	23,544	Euro	20,000	Morgan Stanley	223
12/16/20	U.S. Dollars	15,171	Canadian Dollars	20,000	Bank of America	156
12/16/20	U.S. Dollars	7,570	Canadian Dollars	10,000	Morgan Stanley	63
12/16/20	U.S. Dollars	12,983	British Pounds	10,000	Morgan Stanley	23
12/15/20	Swedish Kronor	11,700	U.S. Dollars	1,312	Morgan Stanley	4

Total Unrealized Appreciation						$ 74,809

12/16/20	U.S. Dollars	7,320	Singapore Dollars	10,000	JPMorgan Chase	$ (1)
12/16/20	U.S. Dollars	12,920	British Pounds	10,000	Barclays	(40)
12/15/20	U.S. Dollars	31,365	Canadian Dollars	41,900	Morgan Stanley	(93)
12/15/20	Swiss Francs	7,700	U.S. Dollars	8,507	Morgan Stanley	(97)
12/15/20	U.S. Dollars	153,102	Swiss Francs	140,300	Morgan Stanley	(131)
12/15/20	U.S. Dollars	204,868	Euro	176,080	Morgan Stanley	(433)
12/15/20	Swedish Kronor	1,799,000	U.S. Dollars	204,941	Morgan Stanley	(2,646)
12/15/20	U.S. Dollars	708,889	British Pounds	549,200	Morgan Stanley	(2,855)
12/15/20	New Zealand Dollars	777,500	U.S. Dollars	518,465	Morgan Stanley	(4,363)
12/15/20	Euro	1,389,650	U.S. Dollars	1,635,630	Morgan Stanley	(15,368)

Total Unrealized Depreciation						$(26,027)

Net Unrealized Appreciation						$ 48,782

Written Call Option Contracts outstanding at October 31, 2020:

Exchange Traded

Description	Number of Contracts		Notional Amount	Exercise Price	Expiration Date	Value
American Eagle Outfitters, Inc.	164	USD	224,844	14.00	12/18/2020	$(19,680)
Bloomin’ Brands, Inc.	145	USD	202,710	17.50	12/18/2020	(5,438)
Burlington Stores, Inc.	3	USD	58,074	200.00	11/20/2020	(1,815)
Cree, Inc.	10	USD	63,600	60.00	12/18/2020	(6,950)
Enphase Energy, Inc.	17	USD	166,753	70.00	11/20/2020	(49,215)
Envestnet, Inc.	14	USD	107,436	85.00	11/20/2020	(1,820)
Everbridge, Inc.	4	USD	41,876	125.00	12/18/2020	(1,520)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Description	Number of Contracts		Notional Amount	Exercise Price	Expiration Date	Value

Farfetch Ltd., Class A	33	KYD	92,829	23.00	11/20/2020	$ (20,955)
First Majestic Silver Corp.	50	CAD	51,250	11.00	12/18/2020	(4,150)
Halozyme Therapeutics, Inc.	48	USD	134,400	27.00	11/20/2020	(10,920)
II-VI, Inc.	24	USD	109,128	40.00	11/20/2020	(15,240)
Lumentum Holdings, Inc.	12	USD	99,228	75.00	11/20/2020	(11,700)
Norwegian Cruise Line Holdings Ltd.	126	BMD	209,538	17.50	11/20/2020	(16,758)
Southwest Airlines Co.	32	USD	126,496	40.00	11/20/2020	(6,912)
Zillow Group, Inc., Class C	19	USD	169,727	100.00	11/20/2020	(5,795)

Total Written Call Options Contracts (Premiums Received $186,328)						$(178,868)

Long Contracts for Difference at October 31, 2020:

Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

AbbVie, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,721	Monthly	$146,890	$ 23
AbbVie, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	323	Monthly	27,633	104
Allstate Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,951	Monthly	173,128	(9,447)
Altice USA, Inc., Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	663	Monthly	17,847	(260)
Altria Group, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	12,484	Monthly	450,363	(50,320)
Altria Group, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	6,379	Monthly	230,132	(23,004)
American Express Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,456	Monthly	133,501	(8,408)
American International Group, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,505	Monthly	78,872	3,071
AmerisourceBergen Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,536	Monthly	147,549	(5,052)
AmerisourceBergen Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,450	Monthly	139,283	(3,528)
Amgen, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,589	Monthly	344,674	(34,402)
Amgen, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,355	Monthly	293,926	(24,476)
Apache Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	27,244	Monthly	226,733	(42,379)
Arrow Electronics, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	2,752	Monthly	214,335	(16,839)
Arrow Electronics, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,689	Monthly	209,422	(13,216)
Ashland Global Holdings, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	2,367	Monthly	165,130	(15,165)
Ashland Global Holdings, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,582	Monthly	110,358	(6,077)
AutoNation, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	3,160	Monthly	179,243	(14,873)
AutoZone, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	324	Monthly	365,758	(19,544)
AutoZone, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	288	Monthly	325,107	(6,190)
Avangrid, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	3,391	Monthly	167,295	(19,972)
Avangrid, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,063	Monthly	101,774	(12,356)
Avis Budget Group, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,830	Monthly	61,611	5,221
Avnet, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	4,728	Monthly	116,628	(19,208)
Barrick Gold Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	10,770	Monthly	287,848	(5,266)
Barrick Gold Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	4,900	Monthly	130,965	(5,010)
Baxter International, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,620	Monthly	203,207	(3,438)
Best Buy Co., Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,439	Monthly	160,506	(12,362)
Best Buy Co., Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	859	Monthly	95,813	(5,529)
Biogen, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,067	Monthly	268,922	(34,382)
Biogen, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	106	Monthly	26,718	(2,031)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

Boston Properties, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,965	Monthly	$144,121	$ (11,540)
Boyd Gaming Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	6,334	Monthly	200,889	(4,258)
Brighthouse Financial, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	628	Monthly	20,784	1,280
Brighthouse Financial, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	102	Monthly	3,375	81
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	5,367	Monthly	316,519	(7,756)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	801	Monthly	48,197	(1,160)
Brixmor Property Group REIT, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	14,382	Monthly	157,608	(19,822)
Brixmor Property Group REIT, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	6,262	Monthly	68,626	(3,294)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	61	Monthly	1,848	(230)
Capital One Financial Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	269	Monthly	19,657	(1,473)
Cardinal Health, Inc.	U.S. Fed Funds	6/10/2030	JPMorgan Chase	5,173	Monthly	239,049	(12,512)
Caterpillar, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,348	Monthly	212,842	2,271
Cenovus Energy, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	2,950	Monthly	9,676	26
Cenovus Energy, Inc.	U.S. Fed Funds	6/10/2030	JPMorgan Chase	1,164	Monthly	3,818	30
CenturyLink, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	29,766	Monthly	256,545	(42,181)
Chevron Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,268	Monthly	88,124	(108)
Chevron Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	347	Monthly	24,114	(1,486)
Cigna Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	568	Monthly	94,826	(5,607)
Cigna Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	523	Monthly	87,312	(5,616)
Cisco Systems, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	12,420	Monthly	449,997	(40,888)
Cisco Systems, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	6,977	Monthly	252,742	(24,042)
Clorox (The) Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,382	Monthly	286,387	(11,411)
Conagra Brands, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	6,735	Monthly	238,158	(15,568)
Conagra Brands, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	3,731	Monthly	131,934	(9,035)
CSX Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,413	Monthly	190,450	2,936
CSX Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	818	Monthly	64,557	(1,725)
DaVita, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,916	Monthly	165,227	(4,595)
DaVita, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,554	Monthly	134,004	(4,162)
Deere & Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,156	Monthly	262,076	(9,805)
Deere & Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	899	Monthly	203,610	(9,077)
Devon Energy Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	28,091	Monthly	250,816	(38,668)
Devon Energy Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	11,453	Monthly	102,267	(3,191)
Diamondback Energy, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	5,057	Monthly	131,274	(7,116)
Dollar Tree, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	196	Monthly	17,697	(243)
DXC Technology	U.S. Fed Funds	6/10/2030	JPMorgan Chase	3,639	Monthly	67,025	(3,049)
DXC Technology	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	281	Monthly	5,176	49
Ebay, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,503	Monthly	119,202	(11,221)
Entergy Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,557	Monthly	157,584	(6,399)
Equifax, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,069	Monthly	146,008	(24,263)
Equifax, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	984	Monthly	134,403	(22,463)
Essex Property Trust, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	677	Monthly	138,496	243
Essex Property Trust, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	552	Monthly	114,274	(2,931)
Exelon Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	4,595	Monthly	183,271	2,596
Exelon Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	3,719	Monthly	148,337	(5,629)
FedEx Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	796	Monthly	206,517	(14,645)
FedEx Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	306	Monthly	79,392	(6,042)
FMC Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,495	Monthly	257,375	(7,187)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

FMC Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	305	Monthly	$31,333	$ (1,934)
Ford Motor Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	45,040	Monthly	348,117	17,073
Ford Motor Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	536	Monthly	4,143	59
General Mills, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	6,863	Monthly	409,670	(11,646)
General Mills, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	2,926	Monthly	174,927	(7,804)
Gilead Sciences, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	3,566	Monthly	207,335	(18,081)
Gilead Sciences, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,313	Monthly	76,344	(5,720)
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	17,190	Monthly	142,318	(23,368)
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,840	Monthly	15,235	(2,788)
Halliburton Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	14,528	Monthly	175,188	(9,297)
Harley-Davidson, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	475	Monthly	15,609	1,843
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	6,211	Monthly	239,228	696
HCA Healthcare, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	737	Monthly	91,332	(6,024)
HD Supply Holdings, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	6,515	Monthly	259,653	(19,596)
HD Supply Holdings, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	3,614	Monthly	144,042	(7,898)
Healthpeak Properties, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	3,080	Monthly	83,054	(6,389)
Hewlett Packard Enterprise Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,239	Monthly	19,342	(2,597)
Hewlett Packard Enterprise Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	934	Monthly	8,070	84
Home Depot (The), Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	513	Monthly	136,805	(9,033)
Howmet Aerospace Inc.	U.S. Fed Funds	6/10/2030	JPMorgan Chase	6,131	Monthly	105,751	(6,626)
HP, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	17,452	Monthly	313,404	(21,577)
Illinois Tool Works, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	239	Monthly	46,810	(1,895)
Intel Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	3,119	Monthly	138,098	(15,903)
Intel Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	80	Monthly	3,542	17
International Paper Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	3,188	Monthly	139,458	4,000
Interpublic Group Of Companies, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	6,649	Monthly	120,265	(1,678)
Interpublic Group Of Companies, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,206	Monthly	21,815	155
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	798	Monthly	97,139	(13,847)
Johnson Controls International PLC	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	5,886	Monthly	247,601	(6,092)
Johnson Controls International PLC	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	3,987	Monthly	168,276	(1,650)
Juniper Networks, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,162	Monthly	22,912	(3,233)
Juniper Networks, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	424	Monthly	8,360	(1,212)
KB Home	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,241	Monthly	40,020	(8,357)
Kilroy Reality Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	484	Monthly	22,786	(1,387)
Kimco Realty Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	28,032	Monthly	287,569	(44,570)
Kinder Morgan, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	10,690	Monthly	129,999	(10,360)
Kinder Morgan, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	5,899	Monthly	71,740	(4,888)
Kohls Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	2,529	Monthly	53,838	1,588
Kroger (The) Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	16,337	Monthly	526,147	(33,001)
Kroger (The) Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	4,431	Monthly	142,710	(7,229)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

L Brands, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	9,371	Monthly	$299,929	$ (6,107)
Lamar Advertising Co., Class A	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	212	Monthly	13,135	(444)
Lamar Advertising Co., Class A	U.S. Fed Funds	6/10/2030	JPMorgan Chase	146	Monthly	9,046	26
Lockheed Martin Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	779	Monthly	272,718	(27,921)
Lockheed Martin Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	379	Monthly	132,687	(12,823)
Lowe’s Cos., Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	3,323	Monthly	527,161	(39,384)
Lowe’s Cos., Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	968	Monthly	153,594	(16,480)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	45,299	Monthly	270,046	(18,352)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	6,670	Monthly	64,942	(2,775)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,973	Monthly	308,897	(30,023)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	682	Monthly	70,858	(6,997)
Matador Resources Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	5,369	Monthly	37,950	(12,519)
Mcdonalds Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,091	Monthly	232,352	(13,931)
Mcdonalds Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	247	Monthly	52,601	(2,942)
McKesson Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	2,446	Monthly	360,728	(20,838)
McKesson Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,361	Monthly	348,180	(14,357)
Metlife, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	8,224	Monthly	311,237	(16,284)
MGIC Investment Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	25,204	Monthly	253,507	(14,159)
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	570	Monthly	67,150	(2,658)
Mosaic (The) Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	472	Monthly	8,732	(125)
Mosaic (The) Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	405	Monthly	7,492	(402)
Mylan N.V.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	55	Monthly	800	(66)
NCR Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	4,423	Monthly	89,862	(17,219)
NCR Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	987	Monthly	20,052	(2,195)
Newell Brands, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	9,531	Monthly	168,302	(4,495)
Newmont Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	7,494	Monthly	470,865	8,572
Newmont Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	4,316	Monthly	271,195	92
Nexstar Media Group, Inc., Class A	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	3,094	Monthly	254,923	(17,836)
Norfolk Southern Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	14	Monthly	2,928	(60)
Northrop Grumman Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,075	Monthly	311,523	(27,613)
Northrop Grumman Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	934	Monthly	270,667	(22,719)
NRG Energy, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	10,130	Monthly	323,334	(6,915)
Omnicom Group, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	9,741	Monthly	464,713	(50,406)
Omnicom Group, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	5,288	Monthly	249,574	(22,522)
Onemain Holdings, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,796	Monthly	97,545	(3,568)
Ovintiv, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	35,944	Monthly	330,653	(19,082)
Ovintiv, Inc.	U.S. Fed Funds	6/10/2030	JPMorgan Chase	16,553	Monthly	152,270	(8,008)
Packaging Corp. Of America	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	2,188	Monthly	250,483	(8,417)
Packaging Corp. Of America	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,075	Monthly	123,947	1,162
Parker-Hannifin Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	760	Monthly	158,335	(10,886)
Perrigo Co. PLC	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,003	Monthly	87,860	(4,070)
Pfizer, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	9,351	Monthly	331,733	(12,530)
Philip Morris International, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,341	Monthly	166,254	(7,016)
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	3,008	Monthly	414,609	(11,556)
Prudential Financial, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	3,536	Monthly	226,355	(8,049)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

Prudential Financial, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,038	Monthly	$130,459	$ (6,138)
PulteGroup, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	10,615	Monthly	432,604	(84,004)
PulteGroup, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	3,467	Monthly	141,301	(25,844)
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,914	Monthly	235,513	12,696
Range Resources Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	14,263	Monthly	93,840	(29,393)
Range Resources Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	6,451	Monthly	42,441	(9,748)
Raymond James Financial, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	79	Monthly	6,038	(144)
Regency Centers Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,178	Monthly	77,504	(10,575)
Ryder System, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	865	Monthly	42,606	292
Schlumberger Ltd.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,322	Monthly	19,749	(1,958)
Scientific Games Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	4,007	Monthly	127,729	(9,822)
Sealed Air Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	2,739	Monthly	108,433	(3,452)
Sealed Air Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,649	Monthly	65,280	(3,263)
SInclair Broadcast Group, Inc., Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	15,776	Monthly	293,087	(8,000)
Spectrum Brands Holdings, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,541	Monthly	144,487	(12,217)
Starwood Property Trust, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,931	Monthly	27,899	(2,862)
Steel Dynamics, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	7,153	Monthly	225,155	(13,683)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	5,227	Monthly	84,405	(4,943)
Target Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,741	Monthly	417,184	(26,184)
Target Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,722	Monthly	262,098	(22,531)
TEGNA, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	258	Monthly	3,100	(84)
Toll Brothers, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	3,890	Monthly	164,980	(26,524)
Toll Brothers, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	1,717	Monthly	72,806	(12,392)
TRI Pointe Group, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	8,945	Monthly	146,951	(24,939)
TRI Pointe Group, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	7,903	Monthly	129,829	(17,283)
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	642	Monthly	36,741	(591)
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	3,306	Monthly	519,370	(45,270)
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	445	Monthly	69,913	(1,823)
United Rentals North America, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	530	Monthly	94,468	(11,261)
United Rentals North America, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	109	Monthly	19,426	(1,112)
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	68	Monthly	20,746	(1,400)
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	25	Monthly	7,628	(625)
Verizon Communications, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,759	Monthly	99,842	(2,866)
Vistra Operations Co. LLC	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	12,466	Monthly	216,507	(10,897)
Vistra Operations Co. LLC	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	10,945	Monthly	190,099	(13,150)
Voya Financial, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	5,952	Monthly	285,253	(14,820)
W.W. Grainger, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	78	Monthly	27,301	(746)
W.W. Grainger, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	49	Monthly	17,151	(212)
Walmart, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,637	Monthly	365,838	(7,077)
Walmart, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	263	Monthly	36,488	(1,523)
Western Union (The) Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	8,196	Monthly	159,314	(22,309)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

WestRock Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	6,241	Monthly	$234,320	$ (1,367)
WestRock Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	3,414	Monthly	128,184	(7,147)
Weyerhaeuser Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	2,535	Monthly	69,173	(6,344)
Weyerhaeuser Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	2,394	Monthly	65,320	(7,122)
Whirlpool Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	1,547	Monthly	286,105	(17,368)
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	3,256	Monthly	62,476	(1,843)
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	2,173	Monthly	41,700	240
Wyndham Destinations, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	8,964	Monthly	292,460	(3,422)
Xerox Holdings Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	11,599	Monthly	204,446	(25,678)
Yum Brands, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	3,397	Monthly	317,001	(7,208)
Yum Brands, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	751	Monthly	70,084	(4,633)
Apache Corp.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	18,015	Monthly	149,974	(25,853)
Avnet, Inc.	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	341	Monthly	8,411	(1,017)
Baxter International, Inc.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	1,756	Monthly	136,201	(5,235)
CME Group, Inc., Class A	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	81	Monthly	12,208	(29)
Diamondback Energy, Inc.	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	6,182	Monthly	160,472	(18,376)
Ebay, Inc.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	3,311	Monthly	157,688	(23,074)
EQT Corp.	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	3,326	Monthly	50,335	1,749
Halliburton Co.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	18,818	Monthly	226,930	(9,148)
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	1,530	Monthly	186,236	(20,598)
L Brands, Inc.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	9,264	Monthly	296,514	(14,675)
Laboratory Corporation of America Holdings	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	1,039	Monthly	207,539	4,943
Lennar Corp.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	149	Monthly	10,580	(1,356)
LIncoln National Corp.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	3,240	Monthly	115,092	4,861
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	1,231	Monthly	144,912	(8,815)
NRG Energy, Inc.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	1,704	Monthly	54,390	(1,745)
Xerox Holdings Corp.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	9,213	Monthly	162,327	(19,352)
Allstate Corp.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	1,335	Monthly	118,470	(3,962)
American Express Co.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	1,162	Monthly	106,750	(7,361)
Boston Properties, Inc.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	833	Monthly	61,670	(1,425)
Caterpillar, Inc.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	170	Monthly	26,871	(1,186)
CenturyLink, Inc.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	18,198	Monthly	156,850	(23,678)
Eli Lilly	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	593	Monthly	77,357	(7,277)
Home Depot (The), Inc.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	856	Monthly	228,278	(17,856)
HP, Inc.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	5,959	Monthly	107,015	(8,651)
Illinois Tool Works, Inc.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	539	Monthly	105,906	(2,529)
Masco Corp.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	3,708	Monthly	199,236	(13,255)
Nasdaq, Inc.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	1,429	Monthly	172,872	(5,181)
Oracle Corp.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	87	Monthly	4,882	32
Philip Morris International, Inc.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	1,749	Monthly	124,212	(4,166)
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	1,546	Monthly	189,719	5,764
Schlumberger Ltd.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	8,104	Monthly	121,062	(7,429)
Steel Dynamics, Inc.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	1,999	Monthly	63,420	(2,227)
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	161	Monthly	9,214	(156)
Western Union (The) Co.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	3,401	Monthly	66,106	(9,805)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

Whirlpool Corp.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	625	Monthly	$115,599	$ (4,948)
Eli Lilly	U.S. Fed Funds + 0.18%	6/17/2030	JPMorgan Chase	1,579	Monthly	205,990	(14,449)
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.09%	6/17/2030	Goldman Sachs	193	Monthly	132,779	986
Hudson Pacific Properties, Inc.	U.S. Fed Funds + 0.18%	6/18/2030	JPMorgan Chase	5,539	Monthly	106,674	(10,128)
Masco Corp.	U.S. Fed Funds + 0.09%	6/19/2030	Goldman Sachs	1,641	Monthly	88,174	(5,951)
Nasdaq, Inc.	U.S. Fed Funds + 0.09%	6/19/2030	Goldman Sachs	924	Monthly	111,785	(6,617)
American International Group, Inc.	U.S. Fed Funds + 0.09%	6/24/2030	Goldman Sachs	9,770	Monthly	307,631	14,922
Jabil, Inc.	U.S. Fed Funds + 0.18%	6/24/2030	JPMorgan Chase	1,532	Monthly	50,763	(5,001)
Jabil, Inc.	U.S. Fed Funds + 0.09%	6/24/2030	Goldman Sachs	102	Monthly	3,380	25
Kilroy Reality Corp.	U.S. Fed Funds + 0.18%	6/24/2030	JPMorgan Chase	531	Monthly	25,047	(2,055)
Laboratory Corporation of America Holdings	U.S. Fed Funds + 0.09%	6/24/2030	Goldman Sachs	397	Monthly	79,306	1,163
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.09%	6/24/2030	Goldman Sachs	201	Monthly	27,556	(625)
Verizon Communications, Inc.	U.S. Fed Funds + 0.09%	6/24/2030	Goldman Sachs	596	Monthly	33,962	(267)
S&P Global, Inc.	U.S. Fed Funds + 0.09%	6/25/2030	Goldman Sachs	289	Monthly	93,261	(6,565)
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + 0.18%	6/26/2030	JPMorgan Chase	1,516	Monthly	223,551	(3,303)
Moodys Corp.	U.S. Fed Funds + 0.18%	6/26/2030	JPMorgan Chase	451	Monthly	118,557	(8,550)
Howmet Aerospace Inc.	U.S. Fed Funds + 0.09%	6/28/2030	Goldman Sachs	18,217	Monthly	314,214	(22,570)
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + 0.09%	6/28/2030	Goldman Sachs	398	Monthly	58,692	(33)
AutoNation, Inc.	U.S. Fed Funds + 0.09%	7/1/2030	Goldman Sachs	1,406	Monthly	79,755	(8,056)
Avis Budget Group, Inc.	U.S. Fed Funds + 0.09%	7/8/2030	Goldman Sachs	427	Monthly	14,372	1,055
Hudson Pacific Properties, Inc.	U.S. Fed Funds + 0.09%	7/8/2030	Goldman Sachs	2,768	Monthly	53,308	(4,186)
Moodys Corp.	U.S. Fed Funds + 0.09%	7/8/2030	Goldman Sachs	300	Monthly	78,869	(1,168)
Regency Centers Corp.	U.S. Fed Funds + 0.09%	7/8/2030	Goldman Sachs	555	Monthly	19,751	(1,639)
Mylan N.V.	U.S. Fed Funds + 0.18%	7/16/2030	JPMorgan Chase	36	Monthly	523	(43)
Starwood Property Trust, Inc.	U.S. Fed Funds + 0.09%	7/16/2030	Goldman Sachs	2,140	Monthly	29,893	(3,170)
Ingredion, Inc.	U.S. Fed Funds + 0.18%	7/22/2030	JPMorgan Chase	15	Monthly	1,073	(81)
Leidos Holdings, Inc.	U.S. Fed Funds + 0.09%	7/22/2030	Goldman Sachs	1,998	Monthly	165,819	(8,935)
Leidos Holdings, Inc.	U.S. Fed Funds + 0.18%	7/22/2030	JPMorgan Chase	1,613	Monthly	133,863	(8,646)
Meritage Corp.	U.S. Fed Funds + 0.09%	7/22/2030	Goldman Sachs	558	Monthly	48,595	(5,238)
Meritage Corp.	U.S. Fed Funds + 0.18%	7/22/2030	JPMorgan Chase	468	Monthly	40,757	(4,298)
Scotts Miracle-Gro (The) Co.	U.S. Fed Funds + 0.18%	7/22/2030	JPMorgan Chase	1,323	Monthly	198,490	(9,482)
Cimarex Energy Co.	U.S. Fed Funds	7/24/2030	JPMorgan Chase	1,278	Monthly	32,423	858
Analog Devices, Inc.	U.S. Fed Funds + 0.09%	7/29/2030	Goldman Sachs	1,292	Monthly	153,124	(7,059)
KB Home	U.S. Fed Funds + 0.09%	7/29/2030	Goldman Sachs	125	Monthly	4,031	(1,150)
Michaels (The) Cos., Inc.	U.S. Fed Funds + 0.18%	7/29/2030	JPMorgan Chase	19,138	Monthly	155,191	(35,575)
Murphy Oil USA, Inc.	U.S. Fed Funds + 0.18%	7/29/2030	JPMorgan Chase	896	Monthly	109,557	(7,192)
SInclair Broadcast Group, Inc., Class A	U.S. Fed Funds + 0.09%	7/29/2030	Goldman Sachs	796	Monthly	14,788	230
UDR, Inc.	U.S. Fed Funds + 0.18%	7/29/2030	JPMorgan Chase	1,889	Monthly	60,222	(7,291)
UDR, Inc.	U.S. Fed Funds + 0.09%	7/30/2030	Goldman Sachs	2,141	Monthly	67,884	(4,504)
Eversource Energy	U.S. Fed Funds + 0.09%	7/31/2030	Goldman Sachs	12	Monthly	1,047	(45)
S&P Global, Inc.	U.S. Fed Funds + 0.18%	7/31/2030	JPMorgan Chase	250	Monthly	80,675	(6,407)
Sonoco Products Co.	U.S. Fed Funds + 0.18%	7/31/2030	JPMorgan Chase	977	Monthly	47,759	(4,051)
CBRE Group, Inc., Class A	U.S. Fed Funds + 0.18%	8/5/2030	JPMorgan Chase	27	Monthly	1,361	(16)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

Sonoco Products Co.	U.S. Fed Funds + 0.09%	8/5/2030	Goldman Sachs	848	Monthly	$ 41,454	$ (5,745)
General Dynamics Corp.	U.S. Fed Funds + 0.18%	8/6/2030	JPMorgan Chase	1,100	Monthly	145,653	(13,891)
Murphy Oil USA, Inc.	U.S. Fed Funds + 0.09%	8/12/2030	Goldman Sachs	94	Monthly	11,489	(437)
O’Reilly Automotive, Inc.	U.S. Fed Funds + 0.09%	8/12/2030	Goldman Sachs	229	Monthly	99,972	(7,544)
O’Reilly Automotive, Inc.	U.S. Fed Funds + 0.18%	8/12/2030	JPMorgan Chase	197	Monthly	85,999	(3,313)
Scotts Miracle-Gro (The) Co.	U.S. Fed Funds + 0.09%	8/12/2030	Goldman Sachs	207	Monthly	31,056	(3,083)
Michaels (The) Cos., Inc.	U.S. Fed Funds + 0.09%	8/14/2030	Goldman Sachs	14,528	Monthly	117,809	(34,554)
Intercontinental Exchange, Inc.	U.S. Fed Funds	8/19/2030	JPMorgan Chase	102	Monthly	9,629	(135)
Textron, Inc.	U.S. Fed Funds + 0.09%	8/19/2030	Goldman Sachs	2,961	Monthly	105,996	(79)
Textron, Inc.	U.S. Fed Funds + 0.18%	8/19/2030	JPMorgan Chase	2,490	Monthly	89,132	(1,936)
General Dynamics Corp.	U.S. Fed Funds + 0.09%	8/20/2030	Goldman Sachs	999	Monthly	132,285	(8,384)
Intercontinental Exchange, Inc.	U.S. Fed Funds + 0.09%	8/20/2030	Goldman Sachs	138	Monthly	13,027	(486)
NetApp, Inc.	U.S. Fed Funds + 0.09%	8/26/2030	Goldman Sachs	2,478	Monthly	109,701	(4,730)
NetApp, Inc.	U.S. Fed Funds + 0.18%	8/26/2030	JPMorgan Chase	1,900	Monthly	84,319	(3,575)
Perrigo Co. PLC	U.S. Fed Funds + 0.09%	8/26/2030	Goldman Sachs	2,556	Monthly	112,121	(7,244)
Pfizer, Inc.	U.S. Fed Funds + 0.09%	9/3/2030	Goldman Sachs	2,107	Monthly	74,749	(2,261)
KLA Corp.	U.S. Fed Funds + 0.09%	9/9/2030	Goldman Sachs	121	Monthly	23,854	(1,930)
Antero Midstream Corp.	U.S. Fed Funds + 0.18%	9/16/2030	JPMorgan Chase	43,791	Monthly	261,704	(16,013)
Dow, Inc.	U.S. Fed Funds + 0.09%	9/16/2030	Goldman Sachs	72	Monthly	3,275	9
Energy, Inc.	U.S. Fed Funds + 0.09%	9/16/2030	Goldman Sachs	5,366	Monthly	296,177	4,160
Otis Worldwide Corp.	U.S. Fed Funds + 0.09%	9/16/2030	Goldman Sachs	504	Monthly	30,883	(1,439)
Red Rocks Resorts, Inc., Class A	U.S. Fed Funds + 0.18%	9/16/2030	JPMorgan Chase	10,398	Monthly	198,788	11,861
Red Rocks Resorts, Inc., Class A	U.S. Fed Funds + 0.09%	9/16/2030	Goldman Sachs	4,131	Monthly	78,978	3,071
Otis Worldwide Corp.	U.S. Fed Funds + 0.18%	9/18/2030	JPMorgan Chase	1,351	Monthly	82,781	(3,189)
Apple, Inc.	U.S. Fed Funds + 0.09%	9/23/2030	Goldman Sachs	1,711	Monthly	186,242	(19,807)
Apple, Inc.	U.S. Fed Funds + 0.18%	9/23/2030	JPMorgan Chase	865	Monthly	94,151	(5,295)
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.18%	9/23/2030	JPMorgan Chase	8,001	Monthly	455,044	(17,234)
Energy, Inc.	U.S. Fed Funds + 0.18%	9/23/2030	JPMorgan Chase	102	Monthly	5,630	187
Reliance Steel & Aluminum Co.	U.S. Fed Funds + 0.18%	9/30/2030	JPMorgan Chase	433	Monthly	47,190	(342)
Trane Technologies PLC	U.S. Fed Funds + 0.09%	9/30/2030	Goldman Sachs	2,494	Monthly	331,050	5,233
Trane Technologies PLC	U.S. Fed Funds + 0.18%	9/30/2030	JPMorgan Chase	790	Monthly	104,862	2,744
Wyndham Hotels & Resorts, Inc.	U.S. Fed Funds + 0.09%	9/30/2030	Goldman Sachs	3,027	Monthly	140,774	(9,860)
DTE Energy Co.	U.S. Fed Funds + 0.09%	10/7/2030	Goldman Sachs	700	Monthly	86,389	1,941
Wyndham Hotels & Resorts, Inc.	U.S. Fed Funds + 0.18%	10/7/2030	JPMorgan Chase	3,072	Monthly	142,862	(15,312)
DTE Energy Co.	U.S. Fed Funds + 0.18%	10/8/2030	JPMorgan Chase	1,474	Monthly	181,910	4,595
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.09%	10/14/2030	Goldman Sachs	433	Monthly	24,627	(1,066)
Pinnacle West Capital Corp.	U.S. Fed Funds + 0.09%	10/15/2030	Goldman Sachs	636	Monthly	52,404	(317)
Emerson Electric Co.	U.S. Fed Funds + 0.09%	10/16/2030	Goldman Sachs	38	Monthly	2,462	(221)
National Retail Properties, Inc.	U.S. Fed Funds + 0.18%	10/16/2030	JPMorgan Chase	520	Monthly	16,915	(568)
Nike, Inc., Class B	U.S. Fed Funds + 0.18%	10/16/2030	JPMorgan Chase	56	Monthly	6,724	(452)
Pinnacle West Capital Corp.	U.S. Fed Funds + 0.18%	10/16/2030	JPMorgan Chase	476	Monthly	39,220	96
Equitable Holdings, Inc.	U.S. Fed Funds + 0.18%	10/21/2030	JPMorgan Chase	2,727	Monthly	58,603	5,368

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

National Retail Properties, Inc.	U.S. Fed Funds + 0.09%	10/21/2030	Goldman Sachs	568	Monthly	$18,378	$(669)
Kimberly-Clarke Corp.	U.S. Fed Funds + 0.09%	10/28/2030	Goldman Sachs	267	Monthly	35,401	(647)
Kimberly-Clarke Corp.	U.S. Fed Funds + 0.18%	10/28/2030	JPMorgan Chase	247	Monthly	32,750	(102)
Nutrien ltd.	U.S. Fed Funds + 0.09%	10/28/2030	Goldman Sachs	244	Monthly	9,926	50
Reliance Steel & Aluminum Co.	U.S. Fed Funds + 0.09%	10/29/2030	Goldman Sachs	79	Monthly	8,610	22
Synchrony Financial	U.S. Fed Funds	10/29/2030	JPMorgan Chase	335	Monthly	8,455	(35)

Total (Cost $48,804,571)				1,338,110		$46,043,058	$(2,761,513)

Short Contracts for Difference at October 31, 2020:

Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,990)	Monthly	$(149,832)	$16,091
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(3,326)	Monthly	(250,422)	23,195
AECOM	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(4,190)	Monthly	(187,886)	5,273
AES (The) Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(7,785)	Monthly	(152,838)	2,988
AES (The) Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(8,288)	Monthly	(162,806)	4,222
Ally Financial, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(3,906)	Monthly	(104,957)	4,117
Ally Financial, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(11,381)	Monthly	(305,744)	11,004
American Electric Power Co., Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(5,057)	Monthly	(454,797)	(2,658)
Anthem, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(24)	Monthly	(6,547)	148
Aptiv PLC	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,496)	Monthly	(144,354)	1,775
Aramark Services, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(12,042)	Monthly	(334,061)	6,364
Aramark Services, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(12,995)	Monthly	(360,493)	2,732
Archer-Daniels-Midland Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(2,773)	Monthly	(128,227)	10,848
Archer-Daniels-Midland Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(3,012)	Monthly	(139,281)	8,535
AT&T, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(4,735)	Monthly	(130,046)	13
AT&T, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(10,490)	Monthly	(287,904)	9,162
Baker Hughes Co., Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(14,117)	Monthly	(208,517)	(19,632)
Ball Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,714)	Monthly	(152,550)	2,972
Ball Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(6,093)	Monthly	(542,301)	866
Bausch Health Cos., Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(2,921)	Monthly	(48,207)	4,487
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,050)	Monthly	(212,004)	12,244
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,441)	Monthly	(290,948)	14,039
Boeing (The) Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,429)	Monthly	(206,344)	30,409
Boston Scientific Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(5,697)	Monthly	(195,243)	23,067
Boston Scientific Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(6,429)	Monthly	(220,333)	35,485
Broadcom, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(501)	Monthly	(175,173)	11,865

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

Brookfield Asset Management Inc., Class A	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(2,221)	Monthly	$ (66,144)	$8,707
Brookfield Asset Management Inc., Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(7,237)	Monthly	(215,529)	38,142
Bunge Ltd.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,178)	Monthly	(66,828)	427
Bunge Ltd.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,599)	Monthly	(90,712)	(764)
Campbell Soup	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(116)	Monthly	(4,827)	809
Campbell Soup	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(895)	Monthly	(40,759)	1,451
Canadian Natural Resources Ltd.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(8,662)	Monthly	(138,164)	17,191
Canadian Natural Resources Ltd.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(12,505)	Monthly	(199,465)	24,502
Capital One Financial Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(3,781)	Monthly	(276,329)	25,932
Cardinal Health, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(3,474)	Monthly	(159,080)	10,747
Carnival Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(7,103)	Monthly	(97,390)	2,194
Centene Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(3,202)	Monthly	(189,247)	18,263
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(530)	Monthly	(320,038)	9,907
Chemours (The) Co.	U.S. Fed Funds	6/10/2030	JPMorgan Chase	(265)	Monthly	(5,337)	(26)
Cleveland Cliffs, Inc.	U.S. Fed Funds + 0.46%	6/10/2030	JPMorgan Chase	(9,092)	Monthly	(75,299)	(5,109)
Comcast Corp., Class A	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(975)	Monthly	(42,004)	1,978
Comcast Corp., Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(5,531)	Monthly	(236,010)	14,544
ConocoPhillips	U.S. Fed Funds	6/10/2030	JPMorgan Chase	(3,287)	Monthly	(95,328)	13,230
Consolidated Edison, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(500)	Monthly	(39,248)	1,825
Continental Resources (OK), Inc.	U.S. Fed Funds + 0.96%	6/10/2030	JPMorgan Chase	(22,251)	Monthly	(267,881)	41,460
Credit Acceptance Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(4)	Monthly	(1,193)	182
CVS Health Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(474)	Monthly	(26,587)	1,444
D.R. Horton, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,106)	Monthly	(73,894)	9,291
D.R. Horton, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(4,029)	Monthly	(269,190)	39,886
Darden Restaurants, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,398)	Monthly	(129,271)	14,378
Darden Restaurants, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(4,422)	Monthly	(407,771)	32,389
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(8,689)	Monthly	(523,634)	70,728
Delta Air Lines, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,912)	Monthly	(58,584)	(367)
Digital Realty Trust, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(258)	Monthly	(37,231)	3,190
Digital Realty Trust, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(299)	Monthly	(43,148)	3,750
DISH Network Corp.,
Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(27,919)	Monthly	(711,688)	53,469
Dominion Energy, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,232)	Monthly	(98,982)	576
Dominion Energy, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(2,846)	Monthly	(228,659)	4,885
Eastman Chemical Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(159)	Monthly	(12,854)	841
Eastman Chemical Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,497)	Monthly	(121,023)	6,946
Ecolab, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(467)	Monthly	(85,740)	8,333
Edison International	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(4,447)	Monthly	(252,122)	512
Enbridge, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,561)	Monthly	(43,022)	2,569
Enbridge, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(12,086)	Monthly	(333,107)	31,828
EPR Properties	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(6,345)	Monthly	(151,269)	5,570
Essential Utilities, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,592)	Monthly	(65,593)	428

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

Essential Utilities, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(5,354)	Monthly	$(220,595)	$ 2,720
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(247)	Monthly	(54,258)	546
Expedia Group, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(2,633)	Monthly	(247,909)	3,951
Expedia Group, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(4,765)	Monthly	(448,639)	(18,360)
FirstEnergy Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(3,425)	Monthly	(101,796)	5,480
FirstEnergy Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(12,222)	Monthly	(363,250)	23,551
Fiserv, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(353)	Monthly	(33,702)	2,264
Fiserv, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(892)	Monthly	(85,162)	5,652
Flex Ltd.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(539)	Monthly	(7,627)	282
Flex Ltd.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(3,112)	Monthly	(44,035)	(1,008)
Fluor Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(22,614)	Monthly	(256,677)	(13,124)
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(22,596)	Monthly	(391,832)	(11,730)
Gap (The), Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(16,085)	Monthly	(312,864)	6,584
General Electric Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(32,652)	Monthly	(242,600)	(18,280)
General Electric Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(61,371)	Monthly	(455,972)	(47,855)
General Motors Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(411)	Monthly	(14,192)	975
General Motors Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(5,954)	Monthly	(205,599)	(9,778)
Hasbro, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(2,248)	Monthly	(187,492)	10,182
HCA Healthcare, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,509)	Monthly	(187,032)	19,549
Hess Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(8,542)	Monthly	(317,944)	16,409
Hess Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(10,241)	Monthly	(381,186)	12,587
Honeywell International, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,238)	Monthly	(204,218)	10,123
Honeywell International, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,282)	Monthly	(211,473)	9,122
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(10,887)	Monthly	(114,101)	10,956
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(43,514)	Monthly	(456,042)	23,498
Huntsman Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(3,511)	Monthly	(85,285)	1,472
Hyatt Hotels Corp., Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,473)	Monthly	(81,224)	453
International Business Machines Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,078)	Monthly	(120,374)	13,116
International Business Machines Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,638)	Monthly	(182,909)	31,264
Johnson & Johnson	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(515)	Monthly	(70,613)	2,810
Johnson & Johnson	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,139)	Monthly	(156,175)	12,762
Keysight Technologies, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,625)	Monthly	(170,417)	1,507
Kohls Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(6,036)	Monthly	(128,508)	3,469
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,492)	Monthly	(45,642)	938
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(3,890)	Monthly	(246,832)	37,750
Las Vegas Sands Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,746)	Monthly	(83,913)	906
Leggett & Platt, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(3,546)	Monthly	(147,980)	13,930
LIncoln National Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(901)	Monthly	(32,729)	40
Live Nation Entertainment, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(3,296)	Monthly	(160,851)	18,353
Loews Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(5,430)	Monthly	(188,322)	12,534
Macys, Inc.	U.S. Fed Funds + 1.33%	6/10/2030	JPMorgan Chase	(30,139)	Monthly	(187,275)	2,299
Marriott International, Inc., Class A	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(2,031)	Monthly	(188,648)	8,501

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

Martin Marietta Materials, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(265)	Monthly	$(70,586)	$ 2,120
Mattel, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(4,474)	Monthly	(61,609)	(6,176)
Mattel, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(23,025)	Monthly	(317,068)	(26,964)
MDC Holdings, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,211)	Monthly	(52,705)	10,001
MDC Holdings, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(5,443)	Monthly	(236,892)	37,925
Medical Properties Trust, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(12,227)	Monthly	(217,896)	10,615
MGM Resorts International	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,205)	Monthly	(24,787)	(370)
MGM Resorts International	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(2,273)	Monthly	(46,756)	1,099
Micron Technology, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(2,040)	Monthly	(102,697)	2,975
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(4,221)	Monthly	(225,437)	14,403
Motorola Solutions, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(933)	Monthly	(147,475)	12,618
Motorola Solutions, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(2,146)	Monthly	(341,154)	8,151
Murphy Oil Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(9,881)	Monthly	(76,281)	1,085
Navient Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(19,924)	Monthly	(159,600)	28,482
Nordstrom, Inc.	U.S. Fed Funds + 3.71%	6/10/2030	JPMorgan Chase	(38,275)	Monthly	(463,404)	62,903
Occidental Petroleum Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(9,472)	Monthly	(86,521)	(474)
Occidental Petroleum Corp.	U.S. Fed Funds	6/10/2030	JPMorgan Chase	(19,485)	Monthly	(177,852)	9,524
Olin Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(8,280)	Monthly	(137,041)	(6,713)
Oneok, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(768)	Monthly	(22,990)	(379)
Oneok, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,165)	Monthly	(34,874)	(285)
PDC Energy, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(10,680)	Monthly	(127,310)	8,344
Phillips 66	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(157)	Monthly	(7,326)	(10)
Pioneer Natural Resources Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(416)	Monthly	(33,533)	3,416
Post Holdings, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(2,199)	Monthly	(188,901)	13,121
Prologis, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(862)	Monthly	(85,513)	4,455
Prologis, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(2,076)	Monthly	(205,948)	14,241
Public Storage	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(271)	Monthly	(62,078)	829
Radian Group, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(37,691)	Monthly	(676,585)	(11,716)
Realty Income Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,098)	Monthly	(63,789)	2,541
Realty Income Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(3,756)	Monthly	(219,086)	20,359
Rite Aid Corp.	U.S. Fed Funds + 0.58%	6/10/2030	JPMorgan Chase	(289)	Monthly	(2,642)	329
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(2,315)	Monthly	(130,622)	28,892
Sabra Health Care REIT, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,755)	Monthly	(23,099)	3,051
Sempra Energy	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,044)	Monthly	(130,879)	3,588
Sempra Energy	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(2,833)	Monthly	(357,466)	1,541
Sensta Technologies Holding PLC	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,217)	Monthly	(53,197)	4,708
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(42)	Monthly	(28,906)	2
Simon Property Group, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(3,032)	Monthly	(193,776)	3,780
Simon Property Group, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(3,312)	Monthly	(211,663)	16,218
Southern (The) Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(3,155)	Monthly	(181,261)	1,792
Southern (The) Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(3,777)	Monthly	(216,998)	3,977
Southwest Airlines Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(232)	Monthly	(9,171)	(215)
Southwest Airlines Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(2,458)	Monthly	(97,167)	810

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(60)	Monthly	$(1,091)	$ 98
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(341)	Monthly	(56,677)	2,535
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(635)	Monthly	(105,542)	4,941
Suncor Energy, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(10,589)	Monthly	(119,556)	17,254
Suncor Energy, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(10,869)	Monthly	(122,715)	9,234
Sysco Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(9)	Monthly	(588)	11
Sysco Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(4,278)	Monthly	(238,555)	51,664
Tapestry, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(447)	Monthly	(9,937)	(266)
Tapestry, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(1,324)	Monthly	(29,433)	97
Teck Resources Ltd., Class B	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(9,500)	Monthly	(124,834)	4,779
Teck Resources Ltd., Class B	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(34,587)	Monthly	(454,494)	23,777
Tesla, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(285)	Monthly	(110,597)	10,830
Tesla, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(715)	Monthly	(277,459)	41,827
Thomson Reuters Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(156)	Monthly	(12,145)	615
Thomson Reuters Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(225)	Monthly	(17,517)	1,073
T-Mobile US, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,096)	Monthly	(120,093)	5,796
T-Mobile US, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(2,603)	Monthly	(285,215)	15,277
TransDigm, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(246)	Monthly	(117,446)	2,240
TransDigm, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(645)	Monthly	(307,944)	8,648
Trimble, Inc.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(3,286)	Monthly	(158,162)	13,663
Under Armour, Inc., Class A	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(20,846)	Monthly	(288,521)	(25,862)
Union Pacific Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(590)	Monthly	(104,546)	18,651
United Airlines Holdings, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(6,017)	Monthly	(203,759)	10,951
United States Steel Corp.	U.S. Fed Funds + 0.46%	6/10/2030	JPMorgan Chase	(1,859)	Monthly	(17,964)	(1,011)
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(166)	Monthly	(18,186)	552
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(269)	Monthly	(29,470)	849
Valero Energy Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(6,312)	Monthly	(243,709)	1,499
Valero Energy Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(6,783)	Monthly	(261,897)	11,827
ViacomCBS, Inc., Class B	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(6,157)	Monthly	(175,914)	4,945
ViacomCBS, Inc., Class B	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(8,636)	Monthly	(246,739)	(6,399)
Vornado Realty Trust	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(2,535)	Monthly	(77,906)	8,689
Vulcan Materials Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(91)	Monthly	(13,181)	5
Vulcan Materials Co.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(104)	Monthly	(15,063)	(376)
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(2,464)	Monthly	(83,879)	6,338
Walt Disney (The) Co.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(483)	Monthly	(58,572)	2,641
Walt Disney (The) Co.	U.S. Fed Funds	6/10/2030	JPMorgan Chase	(1,399)	Monthly	(169,638)	2,565
Western Digital Corp.	U.S. Fed Funds + 0.18%	6/10/2030	JPMorgan Chase	(2,719)	Monthly	(102,589)	7,171
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.09%	6/10/2030	Goldman Sachs	(1,229)	Monthly	(89,019)	329
Boeing (The) Co.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(2,559)	Monthly	(369,507)	47,269
Camden Property Trust REIT	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	(123)	Monthly	(11,336)	(336)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

Charter Communications, Inc., Class A	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(670)	Monthly	$ (404,569)	$ 10,081
Delta Air Lines, Inc.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(1,610)	Monthly	(49,332)	(22)
Duke Energy Corp.	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	(856)	Monthly	(78,846)	276
Encompass Health Corp.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(2,516)	Monthly	(154,262)	17,102
Fluor Corp.	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	(3,766)	Monthly	(42,745)	(1,256)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(579)	Monthly	(31,927)	212
Macys, Inc.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(67)	Monthly	(432)	(11)
Mastercard, Inc., Class A	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(3)	Monthly	(936)	79
MGIC Investment Corp.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(137)	Monthly	(1,378)	(7)
Murphy Oil Corp.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(2,011)	Monthly	(15,525)	1,321
Nordstrom, Inc.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(17,204)	Monthly	(208,400)	23,166
PDC Energy, Inc.	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	(1,551)	Monthly	(18,488)	914
Ryder System, Inc.	U.S. Fed Funds + 0.09%	6/11/2030	Goldman Sachs	(1,842)	Monthly	(90,740)	2,240
Ryman Hospitality Properties, Inc.	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	(6,201)	Monthly	(247,122)	13,766
SBA Communications Corp.	U.S. Fed Funds + 0.18%	6/11/2030	JPMorgan Chase	(368)	Monthly	(106,858)	4,124
Centene Corp.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	(1,710)	Monthly	(101,064)	8,610
ConocoPhillips	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	(2,558)	Monthly	(77,478)	12,845
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	(1,067)	Monthly	(234,389)	4,843
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	(11)	Monthly	(1,371)	242
Hasbro, Inc.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	(568)	Monthly	(47,702)	1,606
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	(2,444)	Monthly	(155,077)	22,061
Leggett & Platt, Inc.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	(3,147)	Monthly	(131,325)	7,867
Loews Corp.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	(3,297)	Monthly	(114,344)	3,161
Mohawk Industries, Inc.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	(20)	Monthly	(2,064)	(109)
Netflix, Inc.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	(134)	Monthly	(63,749)	1,838
NextEra Energy, Inc.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	(1,290)	Monthly	(94,444)	2,868
Post Holdings, Inc.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	(1,107)	Monthly	(95,096)	6,139
Six Flags Entertainment Corp.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	(3,605)	Monthly	(77,944)	(129)
Trimble, Inc.	U.S. Fed Funds + 0.18%	6/12/2030	JPMorgan Chase	(1,144)	Monthly	(55,064)	3,395
Western Digital Corp.	U.S. Fed Funds + 0.09%	6/12/2030	Goldman Sachs	(413)	Monthly	(15,583)	728
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds	6/12/2030	JPMorgan Chase	(119)	Monthly	(8,619)	(20)
Aptiv PLC	U.S. Fed Funds	6/17/2030	JPMorgan Chase	(35)	Monthly	(3,377)	82
Ecolab, Inc.	U.S. Fed Funds + 0.18%	6/17/2030	JPMorgan Chase	(1,079)	Monthly	(198,445)	17,779
Encompass Health Corp.	U.S. Fed Funds + 0.18%	6/17/2030	JPMorgan Chase	(1,124)	Monthly	(69,156)	5,984
Ryman Hospitality Properties, Inc.	U.S. Fed Funds + 0.09%	6/17/2030	Goldman Sachs	(1,256)	Monthly	(50,053)	1,076
Six Flags Entertainment Corp.	U.S. Fed Funds + 0.09%	6/17/2030	Goldman Sachs	(8,541)	Monthly	(184,660)	(12,459)
Medical Properties Trust, Inc.	U.S. Fed Funds + 0.09%	6/19/2030	Goldman Sachs	(4,439)	Monthly	(79,106)	2,217
TJX (The) Cos., Inc.	U.S. Fed Funds + 0.09%	6/19/2030	Goldman Sachs	(36)	Monthly	(1,830)	237
Vornado Realty Trust	U.S. Fed Funds + 0.18%	6/19/2030	JPMorgan Chase	(4,341)	Monthly	(133,407)	25,777

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

American Electric Power Co., Inc.	U.S. Fed Funds + 0.09%	6/24/2030	Goldman Sachs	(1,809)	Monthly	$(162,689)	$ (711)
Baker Hughes Co., Class A	U.S. Fed Funds + 0.09%	6/24/2030	Goldman Sachs	(7,018)	Monthly	(103,659)	(9,267)
Broadcom, Inc.	U.S. Fed Funds + 0.09%	6/24/2030	Goldman Sachs	(36)	Monthly	(12,590)	1,088
Edison International	U.S. Fed Funds + 0.18%	6/24/2030	JPMorgan Chase	(667)	Monthly	(38,181)	(762)
Huntsman Corp.	U.S. Fed Funds	6/24/2030	JPMorgan Chase	(223)	Monthly	(5,417)	(14)
Live Nation Entertainment, Inc.	U.S. Fed Funds + 0.18%	6/24/2030	JPMorgan Chase	(1,799)	Monthly	(87,796)	13,434
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.09%	6/24/2030	Goldman Sachs	(3,421)	Monthly	(181,729)	15,649
Navient Corp.	U.S. Fed Funds + 0.09%	6/24/2030	Goldman Sachs	(15,610)	Monthly	(125,041)	30,903
Sensta Technologies Holding PLC	U.S. Fed Funds + 0.18%	6/24/2030	JPMorgan Chase	(3,272)	Monthly	(143,026)	9,457
Allegheny Technologies, Inc.	U.S. Fed Funds + 0.18%	6/25/2030	JPMorgan Chase	(2,164)	Monthly	(19,931)	751
Fox Corp., Class A	U.S. Fed Funds + 0.18%	6/26/2030	JPMorgan Chase	(535)	Monthly	(14,191)	1,623
VF Corp.	U.S. Fed Funds + 0.18%	6/26/2030	JPMorgan Chase	(2,051)	Monthly	(137,835)	22,820
Allegheny Technologies, Inc.	U.S. Fed Funds + 0.09%	6/28/2030	Goldman Sachs	(1,979)	Monthly	(18,227)	88
PTC Therapeutics, Inc.	U.S. Fed Funds + 0.09%	6/28/2030	Goldman Sachs	(455)	Monthly	(38,167)	1,778
VF Corp.	U.S. Fed Funds + 0.09%	6/28/2030	Goldman Sachs	(1,236)	Monthly	(83,065)	13,022
Becton Dickinson and Company	U.S. Fed Funds + 0.18%	7/2/2030	JPMorgan Chase	(850)	Monthly	(196,466)	4,740
Becton Dickinson and Company	U.S. Fed Funds + 0.09%	7/8/2030	Goldman Sachs	(382)	Monthly	(88,294)	2,551
Micron Technology, Inc.	U.S. Fed Funds + 0.18%	7/8/2030	JPMorgan Chase	(3,690)	Monthly	(185,763)	(188)
TC Energy Corp.	U.S. Fed Funds + 0.18%	7/8/2030	JPMorgan Chase	(6,189)	Monthly	(247,750)	23,613
United States Steel Corp.	U.S. Fed Funds + 0.09%	7/8/2030	Goldman Sachs	(154)	Monthly	(1,490)	(156)
Unum Group Corp.	U.S. Fed Funds + 0.18%	7/8/2030	JPMorgan Chase	(901)	Monthly	(16,169)	950
PBF Energy, Inc., Class A	U.S. Fed Funds + 0.18%	7/15/2030	JPMorgan Chase	(1,768)	Monthly	(8,257)	3,253
TC Energy Corp.	U.S. Fed Funds + 0.09%	7/15/2030	Goldman Sachs	(1,033)	Monthly	(41,197)	3,189
AECOM	U.S. Fed Funds + 0.18%	7/16/2030	JPMorgan Chase	(2,504)	Monthly	(112,284)	2,654
CMS Energy Corp.	U.S. Fed Funds + 0.09%	7/22/2030	Goldman Sachs	(18)	Monthly	(1,140)	26
CMS Energy Corp.	U.S. Fed Funds + 0.18%	7/22/2030	JPMorgan Chase	(360)	Monthly	(22,799)	578
Hecla Mining Co.	U.S. Fed Funds + 0.09%	7/22/2030	Goldman Sachs	(24,378)	Monthly	(111,654)	15,035
National Fuel Gas Co.	U.S. Fed Funds + 0.09%	7/22/2030	Goldman Sachs	(2,030)	Monthly	(81,122)	4,898
National Fuel Gas Co.	U.S. Fed Funds + 0.18%	7/22/2030	JPMorgan Chase	(3,830)	Monthly	(154,875)	6,062
NextEra Energy, Inc.	U.S. Fed Funds + 0.18%	7/22/2030	JPMorgan Chase	(1,572)	Monthly	(115,089)	3,688
Martin Marietta Materials, Inc.	U.S. Fed Funds + 0.09%	7/23/2030	Goldman Sachs	(893)	Monthly	(237,858)	(8,210)
Seagate Technology PLC	U.S. Fed Funds + 0.18%	7/23/2030	JPMorgan Chase	(1,897)	Monthly	(90,718)	6,363
Seagate Technology PLC	U.S. Fed Funds + 0.09%	7/24/2030	Goldman Sachs	(2,714)	Monthly	(129,789)	10,272
American Campus Communities, Inc.	U.S. Fed Funds + 0.09%	7/29/2030	Goldman Sachs	(1,812)	Monthly	(67,879)	(1,116)
American Campus Communities, Inc.	U.S. Fed Funds + 0.18%	7/29/2030	JPMorgan Chase	(4,031)	Monthly	(151,005)	(1,811)
Las Vegas Sands Corp.	U.S. Fed Funds + 0.18%	7/29/2030	JPMorgan Chase	(835)	Monthly	(40,131)	(1,049)
NVDIA Corp.	U.S. Fed Funds + 0.18%	8/5/2030	JPMorgan Chase	(136)	Monthly	(68,185)	3,584
Unum Group Corp.	U.S. Fed Funds + 0.09%	8/5/2030	Goldman Sachs	(91)	Monthly	(1,633)	79

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)

American Airlines Group, Inc.	U.S. Fed Funds + 1.33%	8/12/2030	JPMorgan Chase	(270)	Monthly	$ (3,046)	$ 506
Keysight Technologies, Inc.	U.S. Fed Funds + 0.09%	8/19/2030	Goldman Sachs	(525)	Monthly	(55,058)	179
Assurant, Inc.	U.S. Fed Funds + 0.09%	8/26/2030	Goldman Sachs	(1,018)	Monthly	(126,613)	(1,302)
Assurant, Inc.	U.S. Fed Funds + 0.18%	8/26/2030	JPMorgan Chase	(1,335)	Monthly	(166,041)	1,339
Dentsply Sirona, Inc.	U.S. Fed Funds + 0.09%	8/26/2030	Goldman Sachs	(1,740)	Monthly	(82,113)	(3,249)
Federal Realty Investment Trust	U.S. Fed Funds + 0.18%	8/26/2030	JPMorgan Chase	(817)	Monthly	(57,094)	8,037
Visa, Inc., Class A	U.S. Fed Funds + 0.09%	8/26/2030	Goldman Sachs	(13)	Monthly	(2,362)	46
Dentsply Sirona, Inc.	U.S. Fed Funds + 0.18%	8/27/2030	JPMorgan Chase	(4,649)	Monthly	(219,397)	(5,264)
Southern Copper Corp.	U.S. Fed Funds + 0.09%	9/3/2030	Goldman Sachs	(354)	Monthly	(18,529)	(1,304)
PG&E Corp.	U.S. Fed Funds + 0.18%	9/4/2030	JPMorgan Chase	(20,361)	Monthly	(194,661)	20,548
Ross Stores, Inc.	U.S. Fed Funds + 0.09%	9/4/2030	Goldman Sachs	(1,431)	Monthly	(121,883)	15,765
Gartner, Inc.	U.S. Fed Funds + 0.18%	9/9/2030	JPMorgan Chase	(8)	Monthly	(961)	54
Ross Stores, Inc.	U.S. Fed Funds + 0.18%	9/9/2030	JPMorgan Chase	(1,719)	Monthly	(146,415)	21,654
Southern Copper Corp.	U.S. Fed Funds + 0.18%	9/11/2030	JPMorgan Chase	(131)	Monthly	(6,857)	(65)
Elanco Animal Health, Inc.	U.S. Fed Funds + 0.09%	9/16/2030	Goldman Sachs	(9,044)	Monthly	(280,464)	7,406
Global Payments, Inc.	U.S. Fed Funds + 0.09%	9/16/2030	Goldman Sachs	(671)	Monthly	(105,850)	12,259
Global Payments, Inc.	U.S. Fed Funds + 0.18%	9/16/2030	JPMorgan Chase	(691)	Monthly	(109,004)	16,447
Match Group, Inc.	U.S. Fed Funds + 0.18%	9/16/2030	JPMorgan Chase	(2,033)	Monthly	(237,425)	(6,781)
STORE Capital Corp.	U.S. Fed Funds + 0.18%	9/16/2030	JPMorgan Chase	(5,438)	Monthly	(141,940)	12,554
Twitter, Inc.	U.S. Fed Funds + 0.18%	9/16/2030	JPMorgan Chase	(2,692)	Monthly	(111,347)	12,512
Twitter, Inc.	U.S. Fed Funds + 0.09%	9/16/2030	Goldman Sachs	(3,137)	Monthly	(129,752)	14,644
VICI Properties, Inc.	U.S. Fed Funds + 0.18%	9/16/2030	JPMorgan Chase	(6,111)	Monthly	(140,255)	6,531
Raytheon Technologies Corp.	U.S. Fed Funds + 0.18%	9/17/2030	JPMorgan Chase	(2,180)	Monthly	(118,420)	11,404
Match Group, Inc.	U.S. Fed Funds + 0.09%	9/18/2030	Goldman Sachs	(397)	Monthly	(46,364)	(2,229)
PVH Corp.	U.S. Fed Funds + 0.09%	9/18/2030	Goldman Sachs	(127)	Monthly	(7,403)	463
Raytheon Technologies Corp.	U.S. Fed Funds + 0.09%	9/18/2030	Goldman Sachs	(1,027)	Monthly	(55,787)	4,109
PVH Corp.	U.S. Fed Funds + 0.18%	9/23/2030	JPMorgan Chase	(297)	Monthly	(17,312)	1,009
Uber Technologies, Inc.	U.S. Fed Funds + 0.18%	9/23/2030	JPMorgan Chase	(4,235)	Monthly	(141,495)	11,690
Uber Technologies, Inc.	U.S. Fed Funds + 0.09%	9/23/2030	Goldman Sachs	(4,279)	Monthly	(142,964)	8,088
Elanco Animal Health, Inc.	U.S. Fed Funds + 0.18%	9/25/2030	JPMorgan Chase	(377)	Monthly	(11,691)	51
Avantor, Inc.	U.S. Fed Funds + 0.18%	9/30/2030	JPMorgan Chase	(12,457)	Monthly	(289,888)	12,298
Emergent BioSolutions, Inc.	U.S. Fed Funds + 0.18%	9/30/2030	JPMorgan Chase	(331)	Monthly	(29,781)	5,254
Emergent BioSolutions, Inc.	U.S. Fed Funds + 0.09%	9/30/2030	Goldman Sachs	(899)	Monthly	(80,886)	8,609
Public Storage	U.S. Fed Funds + 0.09%	9/30/2030	Goldman Sachs	(141)	Monthly	(32,299)	842
UGI Corp.	U.S. Fed Funds + 0.18%	9/30/2030	JPMorgan Chase	(2,712)	Monthly	(87,709)	5,324
Univar Solutions, Inc.	U.S. Fed Funds + 0.09%	9/30/2030	Goldman Sachs	(530)	Monthly	(8,793)	343
Waste Connections, Inc.	U.S. Fed Funds + 0.18%	9/30/2030	JPMorgan Chase	(190)	Monthly	(18,871)	557
UGI Corp.	U.S. Fed Funds + 0.09%	10/1/2030	Goldman Sachs	(3,589)	Monthly	(116,070)	5,946
Waste Connections, Inc.	U.S. Fed Funds + 0.09%	10/14/2030	Goldman Sachs	(193)	Monthly	(19,169)	848
Xilinx, Inc.	U.S. Fed Funds + 0.18%	10/14/2030	JPMorgan Chase	(281)	Monthly	(33,360)	93
Avery Dennison Corp.	U.S. Fed Funds + 0.18%	10/22/2030	JPMorgan Chase	(219)	Monthly	(30,308)	442
Sirus XM Holdings, Inc.	U.S. Fed Funds + 0.09%	10/28/2030	Goldman Sachs	(11,168)	Monthly	(63,993)	784

Total (Cost $43,944,614)				(1,357,843)		$(41,837,454)	$2,107,160

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Interest Rate Swap Contracts outstanding at October 31, 2020: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

28-Day MXN-TIIE-BANXICO (Monthly)	5.25% (Monthly)	3/11/2026	MXN	1,910,000	$(91)	$ —	$ (91)
28-Day MXN-TIIE-BANXICO (Monthly)	5.14% (Monthly)	3/11/2026	MXN	2,470,000	(695)	—	(695)
28-Day MXN-TIIE-BANXICO (Monthly)	5.17% (Monthly)	3/11/2026	MXN	2,300,000	(499)	—	(499)
28-Day MXN-TIIE-BANXICO (Monthly)	5.00% (Monthly)	3/11/2026	MXN	1,820,000	(1,052)	—	(1,052)
(0.43)% (Annually)	6M EUR EURIBOR (Semi-Annually)	3/17/2026	EUR	150,000	(341)	(33)	(308)
0.22% (Semi-Annually)	6M USD LIBOR (Semi-Annually)	3/17/2026	USD	230,000	476	(90)	566
0.24% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	100,000	86	—	86
0.27% (Semi-Annually)	6M GBP LIBOR (Semi-Annually)	3/17/2026	GBP	110,000	(132)	(25)	(107)
0.29% (Semi-Annually)	6M ASX BBSW (Semi-Annually)	3/17/2026	AUD	160,000	136	—	136
0.36% (Semi-Annually)	3M USD LIBOR (Quarterly)	3/17/2026	USD	110,000	766	—	766
0.37% (Semi-Annually)	3M USD LIBOR (Quarterly)	3/17/2026	USD	200,000	1,280	—	1,280
0.38% (Semi-Annually)	3M USD LIBOR (Quarterly)	3/17/2026	USD	20,000	124	—	124
0.46% (Semi-Annually)	3M USD LIBOR (Quarterly)	3/17/2026	USD	130,000	236	—	236
0.53% (Semi-Annually)	6M SGD SIBOR (Semi-Annually)	3/17/2026	SGD	95,000	43	—	43
0.54% (Annually)	6M PLN WIBOR (Semi-Annually)	3/17/2026	PLN	690,000	49	—	49
0.54% (Semi-Annually)	6M SGD SIBOR (Semi-Annually)	3/17/2026	SGD	95,000	(2)	—	(2)
0.56% (Semi-Annually)	6M SGD SIBOR (Semi-Annually)	3/17/2026	SGD	100,000	(72)	—	(72)
0.59% (Annually)	6M PLN WIBOR (Semi-Annually)	3/17/2026	PLN	340,000	(182)	—	(182)
0.60% (Semi-Annually)	6M SGD SIBOR (Semi-Annually)	3/17/2026	SGD	1,020,000	(2,687)	—	(2,687)
0.61% (Annually)	6M PLN WIBOR (Semi-Annually)	3/17/2026	PLN	360,000	(309)	48	(357)
0.65% (Annually)	6M PLN WIBOR (Semi-Annually)	3/17/2026	PLN	340,000	(460)	—	(460)
0.68% (Annually)	6M PLN WIBOR (Semi-Annually)	3/17/2026	PLN	310,000	(526)	—	(526)
3M CAD CIDOR (Quarterly)	0.82% (Semi-Annually)	3/17/2026	CAD	190,000	(98)	—	(98)
3M CAD CIDOR (Quarterly)	0.84% (Semi-Annually)	3/17/2026	CAD	160,000	19	—	19
3M HKD HIBOR (Quarterly)	0.57% (Quarterly)	3/17/2026	HKD	770,000	(114)	—	(114)
3M HKD HIBOR (Quarterly)	0.56% (Quarterly)	3/17/2026	HKD	510,000	(124)	—	(124)
3M ZAR JIBAR (Quarterly)	5.36% (Quarterly)	3/17/2026	ZAR	5,160,000	1,795	—	1,795
3M ZAR JIBAR (Quarterly)	5.45% (Quarterly)	3/17/2026	ZAR	1,800,000	1,072	—	1,072

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

3M ZAR JIBAR (Quarterly)	5.46% (Quarterly)	3/17/2026	ZAR	1,470,000	$ 925	$ —	$ 925

Total				23,120,000	$ (377)	$(100)	$ (277)

Interest Rate Swap Contracts outstanding at October 31, 2020:

Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

3M KRW KWCDC (Quarterly)	1.00% (Quarterly)	Citibank	3/17/2026	KRW	1,526,800,000	$(465)	$—	$(465)
3M KRW KWCDC (Quarterly)	1.01% (Quarterly)	Bank of America	3/17/2026	KRW	210,710,000	(17)	—	(17)
3M KRW KWCDC (Quarterly)	0.99% (Quarterly)	Bank of America	3/17/2026	KRW	89,900,000	(100)	—	(100)
3M KRW KWCDC (Quarterly)	0.99% (Quarterly)	Citibank	3/17/2026	KRW	62,800,000	(50)	—	(50)
3M KRW KWCDC (Quarterly)	0.92% (Quarterly)	Bank of America	3/17/2026	KRW	50,670,000	(197)	—	(197)

Total					1,940,880,000	$(829)	$—	$(829)

Credit Default Swap Contracts outstanding - Buy Protection as of October 31, 2020:

Exchange Traded

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America High Yield Investment Grade Index Series 34 (Pay Quarterly)	5.00%	6/20/2025	USD	3,114,407	$(150,394)	$(140,608)	$(9,786)

Total				3,114,407	$(150,394)	$(140,608)	$(9,786)

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Credit Default Swap Contracts outstanding - Sell Protection as of October 31, 2020:

Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America High Yield Investment Grade Index Series 34 (Receive Quarterly)	3.96%	5.00%	6/20/2025	USD	7,567	$367	$424	$(57)

Total					7,567	$367	$424	$(57)

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Valuation Hierarchy

The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund’s investments carried at fair value:

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals

Investments
Assets:
Asset-Backed Securities	$ —	$ 19,671,983	$ —	$ 19,671,983
Common Stocks	47,195,601	3,727,226	—	50,922,827
Convertible Preferred Stocks	2,719,745	1,660,610	—	4,380,355
Convertible Bonds	—	58,018,880	—	58,018,880
Corporate Bonds	—	35,237,879	—	35,237,879
Foreign Issuer Bonds	—	5,431,853	—	5,431,853
Mortgage-Backed Securities	—	37,620,812	—	37,620,812
Short-Term Investments	34,108,277	—	—	34,108,277
Rights	—	— *	10,915	10,915
Purchased Options	58,847	—	—	58,847

Total Assets – Investments at value	$ 84,082,470	$161,369,243	$10,915	$245,462,628

Liabilities:
Common Stocks	$(33,469,468)	$ (2,697,921)	$ —	$(36,167,389)
Investment Companies	(414,184)	—	—	(414,184)

Total Liabilities – Investments at value	$(33,883,652)	$ (2,697,921)	$ —	$(36,581,573)

Net Investments	$ 50,198,818	$158,671,322	$10,915	$208,881,055

*Amount rounds to less than one dollar.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals

Derivative Financial Instruments
Assets:
Futures contracts	$ 40,969	$ —	$—	$ 40,969
Forward foreign currency exchange contracts	—	74,809	—	74,809
Contracts for difference	—	46,043,058	—	46,043,058
Swap agreements at fair value	—	7,374	—	7,374

Total Assets - Derivative Financial Instruments	$ 40,969	$ 46,125,241	$—	$ 46,166,210

Liabilities:
Futures contracts	$(101,612)	$ —	$—	$ (101,612)
Forward foreign currency exchange contracts	—	(26,027)	—	(26,027)
Written Options	(178,868)	—	—	(178,868)
Contracts for difference	—	(41,837,454)	—	(41,837,454)
Swap agreements at fair value	—	(158,607)	—	(158,607)

Total Liabilities - Derivative Financial Instruments	$(280,480)	$(42,022,088)	$—	$(42,302,568)

Net Derivative Financial Instruments	$(239,511)	$ 4,103,153	$—	$ 3,863,642

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Schedule of Investments (continued)

Morningstar Alternatives Fund

Investments classified within Level 3 of the fair value hierarchy are valued by the Morningstar Investment Management LLC (“MIM”) in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Assets and Liabilities

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Assets
Investments in non-affiliates, at value	$1,254,839,481	$812,006,854	$241,935,861	$667,742,916	$351,354,316
Foreign currencies, at value	1,845	607,869	1,064	835,925	—
Due from broker	—	—	—	5,548,539	—
Receivable from adviser	85,244	141,781	—	101,977	28,022
Receivable for:
Dividends and interest	736,530	472,418	289,766	2,944,422	3,809,063
Foreign tax reclaims	69,205	294,570	130,028	13,270	—
Investments sold	3,674,945	3,712,073	1,136,003	131,019,854	—
Fund shares sold	278,586	219,446	85,614	450,696	260,116
Variation margin on futures contracts	—	—	—	74,462	—
Variation margin on exchange traded swap agreements	—	—	—	55,537	—
Unrealized appreciation on OTC swap agreements	—	—	—	2,739	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	469,962	—
Upfront premiums paid on swap agreements	—	—	—	891,676	—
Prepaid expenses and other assets	64,768	73,049	35,783	47,708	35,073
Total assets	1,259,750,604	817,528,060	243,614,119	810,199,683	355,486,590
Liabilities
Investments sold short, at value	—	—	—	41,564,519	—
Written options, at value	—	—	—	218,672	—
Due to broker	—	—	—	2,286,737	—
Unrealized depreciation on OTC swap agreements	—	—	—	43,709	—
Unrealized depreciation onforward foreign currency exchange contracts	—	75,202	—	387,146	—
Payable for:
Investments purchased on a delayed-delivery basis	—	—	—	142,968,162	1,590,316
Investments purchased	3,352,088	1,988,537	117,966	14,036,251	—
Variation margin on futures contracts	—	—	—	132,279	—
Variation margin on exchange traded swap agreements	—	—	—	59,323	—
Fund shares redeemed	761,330	493,729	350,586	335,158	243,304
Distributions	—	—	1,168	8,085	187
Dividends on short sales	—	—	—	76,609	—
Deferred capital gains tax	—	306,180	—	—	—
Upfront premiums received from swap agreements	—	—	—	24,900	—
Accrued management fees	751,192	605,351	76,103	228,050	132,670
Accrued trustee fees	12,745	8,195	2,159	6,196	4,123

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Assets and Liabilities (continued)

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund
Accrued expenses	205,743	188,486	80,254	236,129	63,953
Total liabilities	5,083,098	3,665,680	628,236	202,611,925	2,034,553
Net assets	$1,254,667,506	$813,862,380	$242,985,883	$607,587,758	$353,452,037

Analysis of net assets:
Paid in capital	$1,154,095,272	$808,399,469	$246,788,766	$571,857,182	$347,814,302
Distributable earnings (loss)	100,572,234	5,462,911	(3,802,883)	35,730,576	5,637,735
Net assets	$1,254,667,506	$813,862,380	$242,985,883	$607,587,758	$353,452,037
Shares outstanding:	121,478,397	83,385,854	24,523,481	54,255,108	33,425,465
Net asset value, offering price and redemption price per share:	$10.33	$9.76	$9.91	$11.20	$10.57
Investments in non-affiliates, at cost	$1,156,088,081	$808,755,186	$241,903,739	$651,837,259	$345,766,778
Foreign currencies, at cost	$1,754	$610,512	$1,070	$837,795	$ —
Investments sold short proceeds	$—	$—	$—	$41,707,801	$ —
Written option premiums	$—	$—	$—	$253,812	$ —

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Assets and Liabilities (continued)

	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund
Assets
Investments in non-affiliates, at value	$226,805,146	$252,800,425	$159,975,087	$245,462,628
Cash	—	—	—	35,681,067
Foreign currencies, at value	—	42,775	91,673	131,207
Due from broker	—	560,000	151,166	1,502,417
Receivable from adviser	26,439	25,045	5,516	41,357
Receivable for:
Dividends and interest	317,912	3,163,403	245,593	1,046,866
Foreign tax reclaims	—	22,888	5,439	2,407
Investments sold	—	278,325	423,387	11,197,299
Fund shares sold	493,358	215,362	43,860	165,148
Variation margin on futures contracts	—	—	3,719	74,058
Variation margin on exchange traded swap agreements	—	—	—	3,269
Unrealized appreciation on OTC swap agreements	—	—	—	2,543,611
Unrealized appreciation on forward foreign currency exchange contracts	—	451,118	116,231	74,809
Upfront premiums paid on swap agreements	—	—	—	485
Prepaid expenses and other assets	45,177	38,647	51,589	45,477
Total assets	227,688,032	257,597,988	161,113,260	297,972,105
Liabilities
Investments sold short, at value	—	—	—	36,581,573
Written options, at value	—	—	—	178,868
Due to broker	—	435,259	—	1,079,881
Unrealized depreciation on OTC swap agreements	—	—	—	3,198,793
Unrealized depreciation on forward foreign currency exchange contracts	—	674,089	367,833	26,027
Payable for:
Investments purchased on a delayed-delivery basis	1,243,000	951,470	—	26,966,409
Investments purchased	914,415	969,617	846,552	4,888,409
Variation margin on futures contracts	—	—	466	—
Variation margin on exchange traded swap agreements	—	—	—	1,681
Fund shares redeemed	143,885	289,520	95,726	131,560
Distributions	4,065	3,269	—	—
Dividends on short sales	—	—	—	23,481
Deferred capital gains tax	—	2,898	—	—
Upfront premiums received from swap agreements	—	—	—	140,769
Accrued management fees	68,070	132,810	66,112	162,763
Accrued trustee fees	2,696	1,652	2,699	2,585
Accrued expenses	46,149	93,692	31,648	63,888
Total liabilities	2,422,280	3,554,276	1,411,036	73,446,687
Net assets	$225,265,752	$254,043,712	$159,702,224	$224,525,418

Analysis of net assets:
Paid in capital	$220,950,880	$259,834,002	$148,130,959	$216,868,579
Distributable earnings (loss)	4,314,872	(5,790,290)	11,571,265	7,656,839
Net assets	$225,265,752	$254,043,712	$159,702,224	$224,525,418
Shares outstanding:	21,840,300	25,264,402	16,078,824	21,239,425

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Assets and Liabilities (continued)

	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund
Net asset value, offering price and redemption price per share:	$10.31	$10.06	$9.93	$ 10.57
Investments in non-affiliates, at cost	$224,011,312	$250,773,533	$149,248,197	$239,680,152
Foreign currencies, at cost	$—	$43,255	$92,087	$ 131,707
Investments sold short proceeds	$—	$—	$—	$ 34,584,661
Written option premiums	$—	$—	$—	$ 186,328

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Operations

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund

Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$14,354,187	$8,509,657	$5,022,684	$151,489	$221,492
Interest income (net of foreign withholding taxes)	1,646	—	67,909	5,942,832	4,539,469
Other income	—	—	—	4,241	—

Total investment income	14,355,833	8,509,657	5,090,593	6,098,562	4,760,961

Expenses
Management fees (Note 5)	4,311,256	3,531,672	440,725	1,279,819	789,876
Administration and custody fees	360,518	362,416	74,331	424,307	99,360
Transfer agent fees	3,335	3,209	3,207	3,212	3,196
Sub-accounting fees	590,904	392,697	120,872	281,493	169,950
Audit and tax fees	30,398	60,805	54,779	22,792	22,798
Legal fees	83,302	55,398	16,748	38,261	23,194
Trustees’ fees	95,559	63,794	19,456	44,032	26,111
Registration and filing fees	37,884	30,781	18,121	29,987	19,581
Printing and postage fees	36,154	34,117	11,156	16,811	7,813
Dividend and interest on securities sold short	—	—	—	9,272	—
Other expenses	47,494	33,054	13,142	44,237	16,992

Total Expenses	5,596,804	4,567,943	772,537	2,194,223	1,178,871

Less waiver of management fees (Note 5)	(399,194)	(751,367)	(6,788)	(668,449)	(135,647)
Net expenses	5,197,610	3,816,576	765,749	1,525,774	1,043,224

Net investment income	9,158,223	4,693,081	4,324,844	4,572,788	3,717,737

Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	19,376,562	3,067,289	(2,638,345)	8,948,937	1,025,502
Investments sold short	—	—	—	(496,427)	—
Swap agreements	—	—	—	(2,418,553)	—
Futures contracts	—	—	—	1,083,353	—
Written options contracts	—	—	—	1,045,863	—
Forward foreign currency exchange contracts	—	(38,149)	—	218,552	—
Foreign currency transactions	(2,100)	9,836	(50,334)	79,487	—

Net realized gains (losses)	19,374,462	3,038,976	(2,688,679)	8,461,212	1,025,502

Net change in unrealized appreciation (depreciation) on:
Investments	105,951,644	81,109,433 [1]	11,666,752 [1]	5,557,003	13,467,555
Investments sold short	—	—	—	241,639	—
Swap agreements	—	—	—	3,774,402	—
Futures contracts	—	—	—	(1,171,203)	—
Written options contracts	—	—	—	(172,698)	—
Forward foreign currency exchange contracts	—	(61,889)	—	(177,873)	—

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Operations (continued)

	Morningstar U.S. Equity Fund	Morningstar International Equity Fund	Morningstar Global Income Fund	Morningstar Total Return Bond Fund	Morningstar Municipal Bond Fund

Foreign currency transactions	1,960	1,814	4,552	13,660	—

Net change in unrealized appreciation	105,953,604	81,049,358	11,671,304	8,064,930	13,467,555

Net realized and unrealized gains	125,328,066	84,088,334	8,982,625	16,526,142	14,493,057

Net increase in net assets resulting from operations	$134,486,289	$88,781,415	$13,307,469	$21,098,930	$18,210,794

Foreign withholding taxes on dividend income	$22,836	$806,383	$192,703	$—	$—
Foreign withholding taxes on interest income	$—	$—	$—	$24,138	$—

1 Net of change in deferred foreign capital gains tax expense of $(306,180) and $12,184, respectively.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Operations (continued)

	Morningstar Defensive Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund

Investment income
Dividend income from non-affiliates (net of foreign withholding taxes)	$442,486	$126,229	$1,044,659	$426,228
Interest income (net of foreign withholding taxes)	1,910,121	6,328,240	338,489	1,923,837

Total investment income	2,352,607	6,454,469	1,383,148	2,350,065

Expenses
Management fees (Note 5)	372,647	761,380	374,479	911,003
Administration and custody fees	64,977	125,379	71,621	160,782
Transfer agent fees	3,216	3,218	3,206	3,216
Sub-accounting fees	98,584	116,800	70,871	101,932
Audit and tax fees	23,210	44,203	21,143	25,021
Legal fees	13,284	16,444	9,990	13,859
Trustees’ fees	15,176	19,096	11,058	15,842
Registration and filing fees	19,709	20,003	19,509	19,516
Printing and postage fees	15,776	12,560	9,076	12,566
Dividend and interest on securities sold short	—	—	—	185,879
Other expenses	11,747	12,988	9,504	13,541

Total Expenses	638,326	1,132,071	600,457	1,463,157

Less waiver of management fees (Note 5)	(141,464)	(151,187)	(17,371)	(104,734)

Net expenses	496,862	980,884	583,086	1,358,423

Net investment income	1,855,745	5,473,585	800,062	991,642

Realized and unrealized gains (losses)
Net realized gains (losses) on:
Investments	901,779	(205,235)	186,446	7,330,356
Investments sold short	—	—	—	(5,365,770)
Swap agreements	—	106,034	—	(960,605)
Futures contracts	—	—	293,684	11,620
Written options contracts	—	—	—	340,278
Forward foreign currency exchange contracts	—	(166,532)	560,753	(72,432)
Foreign currency transactions	—	(206,034)	47,353	(31,736)

Net realized gains (losses)	901,779	(471,767)	1,088,236	1,251,711

Net change in unrealized appreciation (depreciation) on:
Investments	1,682,434	18,126,920 [1]	8,087,356	9,576,354
Investments sold short	—	—	—	(2,080,127)
Swap agreements	—	(11,346)	—	(665,302)
Futures contracts	—	—	42,462	(60,643)
Written options contracts	—	—	—	3,509
Forward foreign currency exchange contracts	—	(1,707,919)	(283,520)	(81,318)
Foreign currency transactions	—	72,563	5,785	1,278

Net change in unrealized appreciation	1,682,434	16,480,218	7,852,083	6,693,751

Net realized and unrealized gains	2,584,213	16,008,451	8,940,319	7,945,462

Net increase in net assets resulting from operations	$4,439,958	$21,482,036	$9,740,381	$8,937,104

Foreign withholding taxes on dividend income	$—	$—	$5,695	$3,091
Foreign withholding taxes on interest income	$1,705	$72,341	$2,359	$—

[1]	Net of change in deferred foreign capital gains tax expense of $(2,898).

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Changes in Net Assets

	Morningstar U.S. Equity Fund		Morningstar International Equity Fund

	Six Months Ended October 31, 2020 (unaudited)	Year Ended April 30, 2020	Six Months Ended October 31, 2020 (unaudited)	Year Ended April 30, 2020

Operations:
Net investment income	$ 9,158,223	$ 10,046,092	$ 4,693,081	$ 11,623,211
Net realized gains (losses)	19,374,462	(21,652,852)	3,038,976	(1,755,597)
Net change in unrealized appreciation (depreciation)	105,953,604	(49,639,266)	81,049,358	(103,421,605)

Net increase (decrease) in net assets resulting from operations	134,486,289	(61,246,026)	88,781,415	(93,553,991)

Distributions paid from:
Distributable earnings	—	(18,634,524)	—	(17,321,023)

Total distributions paid	—	(18,634,524)	—	(17,321,023)

Capital share transactions:
Proceeds from shares sold	189,415,225	794,376,814	132,826,626	550,873,414
Reinvestment of dividends	—	18,624,492	—	17,311,550
Payments for shares redeemed	(248,600,400)	(231,681,035)	(172,144,866)	(161,539,278)

Net increase (decrease) in net assets from capital share transactions	(59,185,175)	581,320,271	(39,318,240)	406,645,686

Total increase (decrease) in net assets	75,301,114	501,439,721	49,463,175	295,770,672

Net assets:
Beginning of period	1,179,366,392	677,926,671	764,399,205	468,628,533

End of period	$1,254,667,506	$1,179,366,392	$813,862,380	$764,399,205

Capital share transactions
Shares sold	18,902,675	85,340,677	13,825,446	58,658,336
Shares from reinvested dividends	—	1,684,010	—	1,537,824
Shares redeemed	(24,709,450)	(23,209,115)	(17,678,915)	(16,399,510)

Net increase (decrease)	(5,806,775)	63,815,572	(3,853,469)	43,796,650

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Global Income Fund		Morningstar Total Return Bond Fund

	Six Months Ended October 31, 2020 (unaudited)	Year Ended April 30, 2020	Six Months Ended October 31, 2020 (unaudited)	Year Ended April 30, 2020

Operations:
Net investment income	$ 4,324,844	$ 7,345,318	$ 4,572,788	$ 12,025,769
Net realized gains (losses)	(2,688,679)	108,701	8,461,212	24,846,825
Net change in unrealized appreciation (depreciation)	11,671,304	(19,219,391)	8,064,930	1,511,874

Net increase (decrease) in net assets resulting from operations	13,307,469	(11,765,372)	21,098,930	38,384,468

Distributions paid from:
Distributable earnings	(4,325,528)	(9,352,472)	(6,081,374)	(25,988,634)

Total distributions paid	(4,325,528)	(9,352,472)	(6,081,374)	(25,988,634)

Capital share transactions:
Proceeds from shares sold	38,486,254	123,726,471	154,252,384	306,942,888
Reinvestment of dividends	4,318,023	9,348,867	6,043,205	25,965,152
Payments for shares redeemed	(43,860,514)	(62,428,760)	(87,187,265)	(240,473,091)

Net increase (decrease) in net assets from capital share transactions	(1,056,237)	70,646,578	73,108,324	92,434,949

Total increase (decrease) in net assets	7,925,704	49,528,734	88,125,880	104,830,783

Net assets:
Beginning of period	235,060,179	185,531,445	519,461,878	414,631,095

End of period	$242,985,883	$235,060,179	$607,587,758	$519,461,878

Capital share transactions
Shares sold	3,824,678	12,277,449	13,807,051	28,515,303
Shares from reinvested dividends	428,858	886,549	538,794	2,427,437
Shares redeemed	(4,368,987)	(6,062,138)	(7,819,622)	(22,776,526)

Net increase (decrease)	(115,451)	7,101,860	6,526,223	8,166,214

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Municipal Bond Fund		Morningstar Defensive Bond Fund

	Six Months Ended October 31, 2020 (unaudited)	Year Ended April 30, 2020	Six Months Ended October 31, 2020 (unaudited)	Year Ended April 30, 2020

Operations:
Net investment income	$ 3,717,737	$ 3,824,021	$ 1,855,745	$ 3,612,738
Net realized gains (losses)	1,025,502	(789,489)	901,779	1,485,475
Net change in unrealized appreciation (depreciation)	13,467,555	(9,703,593)	1,682,434	448,825

Net increase (decrease) in net assets resulting from operations	18,210,794	(6,669,061)	4,439,958	5,547,038

Distributions paid from:
Distributable earnings	(3,715,331)	(4,399,566)	(1,837,698)	(4,723,523)

Total distributions paid	(3,715,331)	(4,399,566)	(1,837,698)	(4,723,523)

Capital share transactions:
Proceeds from shares sold	53,587,156	332,149,054	69,222,154	122,856,335
Reinvestment of dividends	3,714,257	4,398,578	1,822,006	4,716,027
Payments for shares redeemed	(58,531,600)	(89,965,230)	(31,855,316)	(101,009,890)

Net increase (decrease) in net assets from capital share transactions	(1,230,187)	246,582,402	39,188,844	26,562,472

Total increase (decrease) in net assets	13,265,276	235,513,775	41,791,104	27,385,987

Net assets:
Beginning of period	340,186,761	104,672,986	183,474,648	156,088,661

End of period	$353,452,037	$340,186,761	$225,265,752	$183,474,648

Capital share transactions
Shares sold	5,094,311	31,722,432	6,729,509	12,118,403
Shares from reinvested dividends	351,218	418,670	176,897	465,247
Shares redeemed	(5,564,022)	(8,682,679)	(3,099,157)	(10,006,072)

Net increase (decrease)	(118,493)	23,458,423	3,807,249	2,577,578

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Multisector Bond Fund		Morningstar Unconstrained Allocation Fund

	Six Months Ended October 31, 2020 (unaudited)	Year Ended April 30, 2020	Six Months Ended October 31, 2020 (unaudited)	Year Ended April 30, 2020

Operations:
Net investment income	$ 5,473,585	$ 8,960,185	$ 800,062	$ 1,566,620
Net realized gains (losses)	(471,767)	(6,929,032)	1,088,236	(193,118)
Net change in unrealized appreciation (depreciation)	16,480,218	(15,844,228)	7,852,083	1,675,146

Net increase (decrease) in net assets resulting from operations	21,482,036	(13,813,075)	9,740,381	3,048,648

Distributions paid from:
Distributable earnings	(5,372,724)	(10,125,732)	—	(2,836,649)

Total distributions paid	(5,372,724)	(10,125,732)	—	(2,836,649)

Capital share transactions:
Proceeds from shares sold	81,405,703	154,111,386	37,833,512	104,191,817
Reinvestment of dividends	5,355,937	10,121,184	—	2,835,207
Payments for shares redeemed	(40,598,641)	(109,891,533)	(26,065,335)	(25,340,078)

Net increase (decrease) in net assets from capital share transactions	46,162,999	54,341,037	11,768,177	81,686,946

Total increase (decrease) in net assets	62,272,311	30,402,230	21,508,558	81,898,945

Net assets:
Beginning of period	191,771,401	161,369,171	138,193,666	56,294,721

End of period	$254,043,712	$191,771,401	$159,702,224	$138,193,666

Capital share transactions
Shares sold	8,342,617	15,221,049	3,816,345	11,774,435
Shares from reinvested dividends	532,762	979,145	—	263,569
Shares redeemed	(4,043,126)	(11,459,813)	(2,621,857)	(2,577,253)

Net increase (decrease)	4,832,253	4,740,381	1,194,488	9,460,751

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Statements of Changes in Net Assets (continued)

	Morningstar Alternatives Fund

	Six Months Ended October 31, 2020 (unaudited)	Year Ended April 30, 2020

Operations:
Net investment income	$ 991,642	$ 3,681,039
Net realized gains (losses)	1,251,711	1,494,561
Net change in unrealized appreciation (depreciation)	6,693,751	(3,843,312)

Net increase (decrease) in net assets resulting from operations	8,937,104	1,332,288

Distributions paid from:
Distributable earnings	—	(3,242,453)

Total distributions paid	—	(3,242,453)

Capital share transactions:
Proceeds from shares sold	58,468,580	126,616,742
Reinvestment of dividends	—	3,239,760
Payments for shares redeemed	(28,999,932)	(53,683,970)

Net increase (decrease) in net assets from capital share transactions	29,468,648	76,172,532

Total increase (decrease) in net assets	38,405,752	74,262,367

Net assets:
Beginning of period	186,119,666	111,857,299

End of period	$224,525,418	$186,119,666

Capital share transactions
Shares sold	5,626,066	12,285,126
Shares from reinvested dividends	—	311,889
Shares redeemed	(2,774,911)	(5,279,184)

Net increase (decrease)	2,851,155	7,317,831

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Financial Highlights

Morningstar U.S. Equity Fund

	Six Months Ended October 31	Year Ended April 30	Since Inception[1]

Selected per share data	2020 (unaudited)	2020	2019

Net asset value, beginning of period	$9.27	$10.68	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.07	0.13	0.05
Net realized and unrealized gains (losses)	0.99	(1.31)	0.64

Total income (loss) from investment operations	1.06	(1.18)	0.69

Less distributions paid:
From net investment income	—	(0.09)	(0.01)
From realized gains	—	(0.14)	—

Total distributions paid	—	(0.23)	(0.01)

Net asset value, end of period	$10.33	$9.27	$10.68

Total return[3]	11.43%	(11.42% )	6.98%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,255	$1,179	$678

Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	0.87%	0.93%	1.08%

Total expenses after waivers/reimbursements	0.81%	0.81%	0.82%

Net investment income, net of waivers/reimbursements	1.42%	1.25%	0.98%[6]

Net investment income, before waivers/reimbursements	1.36%	1.13%	0.72%[6]

Portfolio turnover rate[7]	31%	58%	20%

[1]	Commencement of operations was November 2, 2018.

[2]	Calculated using the average shares outstanding method.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.

[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.

[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[7]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Financial Highlights (continued)

Morningstar International Equity Fund

	Six Months Ended October 31	Year Ended April 30	Since Inception[1]

Selected per share data	2020 (unaudited)	2020	2019

Net asset value, beginning of period	$8.76	$10.79	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.05	0.21	0.08
Net realized and unrealized gains (losses)	0.95	(1.94)	0.74

Total income (loss) from investment operations	1.00	(1.73)	0.82

Less distributions paid:
From net investment income	—	(0.19)	(0.03)
From realized gains	—	(0.11)	—

Total distributions paid	—	(0.30)	(0.03)

Net asset value, end of period	$9.76	$8.76	$10.79

Total return[3]	11.42%	(16.65% )	8.19%
Supplemental data and ratios:
Net assets, end of period (millions)	$814	$764	$469

Ratio to average net assets of:[4,5]
Total expenses before waivers/reimbursements	1.08%	1.14%	1.29%

Total expenses after waivers/reimbursements	0.90%	0.92%	0.94%

Net investment income, net of waivers/reimbursements	1.11%	2.08%	1.66%[6]

Net investment income, before waivers/reimbursements	0.93%	1.86%	1.31%[6]

Portfolio turnover rate[7]	18%	36%	19%

[1]	Commencement of operations was November 2, 2018.

[2]	Calculated using the average shares outstanding method.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.

[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.

[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[7]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Financial Highlights (continued)

Morningstar Global Income Fund

	Six Months Ended October 31	Year Ended April 30	Since Inception[1]

Selected per share data	2020 (unaudited)	2020	2019

Net asset value, beginning of period	$9.54	$10.58	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.17	0.37	0.16
Net realized and unrealized gains (losses)	0.38	(0.94)	0.52

Total income (loss) from investment operations	0.55	(0.57)	0.68

Less distributions paid:
From net investment income	(0.18)	(0.42)	(0.10)
From realized gains	—	(0.05)	—

Total distributions paid	(0.18)	(0.47)	(0.10)

Net asset value, end of period	$9.91	$9.54	$10.58

Total return[3]	5.70%	(5.73%)	6.85%
Supplemental data and ratios:
Net assets, end of period (millions)	$243	$235	$186

Ratio to average net assets of:4, [5]
Total expenses before waivers/reimbursements	0.62%	0.64%	0.90%

Total expenses after waivers/reimbursements	0.61%	0.58%	0.58%

Net investment income, net of waivers/reimbursements	3.44%	3.52%	3.15%[6]

Net investment income, before waivers/reimbursements	3.43%	3.46%	2.83%[6]

Portfolio turnover rate[7]	36%	62%	27%

[1]	Commencement of operations was November 2, 2018.

[2]	Calculated using the average shares outstanding method.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.

[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.

[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[7]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Financial Highlights (continued)

Morningstar Total Return Bond Fund

	Six Months Ended October 31	Year Ended April 30	Since Inception[1]

Selected per share data	2020 (unaudited)	2020	2019

Net asset value, beginning of period	$10.88	$10.48	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.09	0.26	0.15
Net realized and unrealized gains	0.35	0.68	0.45

Total income from investment operations	0.44	0.94	0.60

Less distributions paid:
From net investment income	(0.12)	(0.28)	(0.12)
From realized gains	—	(0.26)	—

Total distributions paid	(0.12)	(0.54)	(0.12)

Net asset value, end of period	$11.20	$10.88	$10.48

Total return[3]	4.03%	9.13%	6.01%
Supplemental data and ratios:
Net assets, end of period (millions)	$608	$519	$415

Ratio to average net assets of:4, [5]
Total expenses before waivers/reimbursements	0.75%	0.81%	0.88%

Total expenses after waivers/reimbursements	0.52%	0.53%	0.53%

Net investment income, net of waivers/reimbursements	1.57%	2.43%	2.89%[6]

Net investment income, before waivers/reimbursements	1.34%	2.15%	2.54%[6]

Portfolio turnover rate[7]	226%	612%	318%

[1]	Commencement of operations was November 2, 2018.

[2]	Calculated using the average shares outstanding method.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.

[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.

[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[7]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Financial Highlights (continued)

Morningstar Municipal Bond Fund

	Six Months Ended October 31	Year Ended April 30	Since Inception[1]

Selected per share data	2020 (unaudited)	2020	2019

Net asset value, beginning of period	$10.14	$10.38	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.11	0.23	0.12
Net realized and unrealized gains (losses)	0.43	(0.21)	0.36

Total income from investment operations	0.54	0.02	0.48

Less distributions paid:
From net investment income	(0.11)	(0.23)	(0.10)
From realized gains	—	(0.03)	—

Total distributions paid	(0.11)	(0.26)	(0.10)

Net asset value, end of period	$10.57	$10.14	$10.38

Total return[3]	5.33%	0.11%	4.79%
Supplemental data and ratios:
Net assets, end of period (millions)	$353	$340	$105

Ratio to average net assets of:4, [5]
Total expenses before waivers/reimbursements	0.66%	0.77%	1.05%

Total expenses after waivers/reimbursements	0.58%	0.58%	0.58%

Net investment income, net of waivers/reimbursements	2.07%	2.17%	2.48%[6]

Net investment income, before waivers/reimbursements	1.99%	1.98%	2.01%[6]

Portfolio turnover rate[7]	36%	127%	115%

[1]	Commencement of operations was November 2, 2018.

[2]	Calculated using the average shares outstanding method.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.

[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.

[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[7]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Financial Highlights (continued)

Morningstar Defensive Bond Fund

	Six Months Ended October 31	Year Ended April 30	Since Inception[1]

Selected per share data	2020 (unaudited)	2020	2019

Net asset value, beginning of period	$10.17	$10.10	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.09	0.20	0.11
Net realized and unrealized gains	0.14	0.13	0.08

Total income from investment operations	0.23	0.33	0.19

Less distributions paid:
From net investment income	(0.09)	(0.23)	(0.09)
From realized gains	—	(0.03)	—

Total distributions paid	(0.09)	(0.26)	(0.09)

Net asset value, end of period	$10.31	$10.17	$10.10

Total return[3]	2.27%	3.36%	1.87%
Supplemental data and ratios:
Net assets, end of period (millions)	$225	$183	$156

Ratio to average net assets of:4, [5]
Total expenses before waivers/reimbursements	0.62%	0.66%	0.93%

Total expenses after waivers/reimbursements	0.48%	0.48%	0.48%

Net investment income, net of waivers/reimbursements	1.80%	2.02%	2.28%[6]

Net investment income, before waivers/reimbursements	1.66%	1.84%	1.83%[6]

Portfolio turnover rate[7]	22%	88%	4%

[1]	Commencement of operations was November 2, 2018.

[2]	Calculated using the average shares outstanding method.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.

[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.

[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[7]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Financial Highlights (continued)

Morningstar Multisector Bond Fund

	Six Months Ended October 31	Year Ended April 30	Since Inception[1]

Selected per share data	2020 (unaudited)	2020	2019

Net asset value, beginning of period	$9.39	$10.28	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.22	0.46	0.27
Net realized and unrealized gains (losses)	0.67	(0.83)	0.21

Total income (loss) from investment operations	0.89	(0.37)	0.48

Less distributions paid:
From net investment income	(0.22)	(0.43)	(0.20)
From realized gains	—	(0.09)	—

Total distributions paid	(0.22)	(0.52)	(0.20)

Net asset value, end of period	$10.06	$9.39	$10.28

Total return[3]	9.34%	(3.97%)	4.86%
Supplemental data and ratios:
Net assets, end of period (millions)	$254	$192	$161

Ratio to average net assets of:4, [5]
Total expenses before waivers/reimbursements	0.91%	0.98%	1.18%

Total expenses after waivers/reimbursements	0.79%	0.79%	0.80%

Net investment income, net of waivers/reimbursements	4.38%	4.52%	5.41%[6]

Net investment income, before waivers/reimbursements	4.26%	4.33%	5.03%[6]

Portfolio turnover rate[7]	54%	138%	53%

[1]	Commencement of operations was November 2, 2018.

[2]	Calculated using the average shares outstanding method.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.

[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.

[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[7]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Financial Highlights (continued)

Morningstar Unconstrained Allocation Fund

	Six Months Ended October 31	Year Ended April 30	Since Inception[1]

Selected per share data	2020 (unaudited)	2020	2019

Net asset value, beginning of period	$9.28	$10.38	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.05	0.23	0.12
Net realized and unrealized gains (losses)	0.60	(0.91)	0.37

Total income (loss) from investment operations	0.65	(0.68)	0.49

Less distributions paid:
From net investment income	—	(0.21)	(0.11)
From realized gains	—	(0.21)	—

Total distributions paid	—	(0.42)	(0.11)

Net asset value, end of period	$9.93	$9.28	$10.38

Total return[3]	7.00%	(7.07%)	4.97%
Supplemental data and ratios:
Net assets, end of period (millions)	$160	$138	$56

Ratio to average net assets of:4, [5]
Total expenses before waivers/reimbursements	0.75%	0.94%	1.48%

Total expenses after waivers/reimbursements	0.73%	0.73%	0.64%

Net investment income, net of waivers/reimbursements	1.00%	2.29%	2.38%[6]

Net investment income, before waivers/reimbursements	0.98%	2.08%	1.54%[6]

Portfolio turnover rate[7]	25%	66%	76%

[1]	Commencement of operations was November 2, 2018.

[2]	Calculated using the average shares outstanding method.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.

[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.

[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[7]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Financial Highlights (continued)

Morningstar Alternatives Fund

	Six Months Ended October 31	Year Ended April 30	Since Inception[1]

Selected per share data	2020 (unaudited)	2020	2019

Net asset value, beginning of period	$10.12	$10.10	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.05	0.25	0.05
Net realized and unrealized gains (losses)	0.40	(0.05)	0.08

Total income from investment operations	0.45	0.20	0.13

Less distributions paid:
From net investment income	—	(0.14)	(0.03)
From realized gains	—	(0.04)	—

Total distributions paid	—	(0.18)	(0.03)

Net asset value, end of period	$10.57	$10.12	$10.10

Total return[3]	4.45%	1.94%	1.26%
Supplemental data and ratios:
Net assets, end of period (millions)	$225	$186	$112

Ratio to average net assets of:4, [5]
Total expenses before waivers/reimbursements	1.37%	1.48%	1.91%

Total expenses after waivers/reimbursements	1.27%	1.13%	0.96%

Total expenses after waivers/reimbursements and excluding dividend and interest expense	1.09%	0.87%	0.77%

Net investment income, net of waivers/reimbursements	0.93%	2.45%	1.08%[6]

Net investment income, before waivers/reimbursements	0.83%	2.10%	0.13%[6]

Portfolio turnover rate[7]	179%	154%	103%

[1]	Commencement of operations was November 2, 2018.

[2]	Calculated using the average shares outstanding method.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Ratios are annualized for periods less than one year.

[5]	Ratios do not include impact of the expenses of the underlying funds in which the fund invests.

[6]	As the Fund commenced investment operations on November 2, 2018, annualized net investment income ratios may not be reflective of actual amounts the Fund might obtain in a full year of operation.

[7]	Portfolio turnover rate is not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements

1. Organization

Morningstar Funds Trust (the “Trust”) was organized as a Delaware statutory trust on March 1, 2017. The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.

The Trust is currently authorized to offer shares in nine separate series (each a “Fund” and collectively, the “Funds”):

Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Unconstrained Allocation Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund

Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund, except for the Morningstar Multisector Bond Fund, is classified and operates as a diversified fund under the 1940 Act. The Morningstar Multisector Bond Fund is classified as nondiversified. Morningstar Investment Management LLC (“MIM”) serves as the investment adviser of each Fund.

The investment objective of each Fund is as follows:

Fund	Investment Objective

Morningstar U.S. Equity Fund	Long-term capital appreciation
Morningstar International Equity Fund	Long-term capital appreciation
Morningstar Global Income Fund	Current income and long-term capital appreciation
Morningstar Total Return Bond Fund	Total return maximization, income and capital preservation
Morningstar Municipal Bond Fund	Federal tax-exempt income and capital preservation
Morningstar Defensive Bond Fund	Capital preservation
Morningstar Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Morningstar Unconstrained Allocation Fund	Long-term capital appreciation over a full market cycle
Morningstar Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 4.

Cash and Foreign Currencies: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits.

Due to/from Brokers: Due to/from brokers represents cash balances and securities on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Investment Income: Investment transactions are accounted as of trade date. Realized gains and losses on investment transactions are recorded on a specifically identified cost basis. Interest income is recorded on an accrual basis and includes the accretion of discounts and amortization of premiums using the effective yield method. In the case of the defaulted debt obligation, the accrual of interest

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

income is halted when management becomes aware that the interest income is not collectible. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the ex-date dividend notification.

Expenses: Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

Federal Income Taxes: Each Fund’s policy is to comply with all sections of Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”), necessary to qualify for federal income tax purposes as a regulated investment company and to distribute substantially all of its taxable income and capital gains to shareholders as required. No provision for federal income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Funds may be subject to taxes imposed by countries on securities sold or held in certain foreign jurisdictions. Such taxes are generally based on income and/or capital gains earned or repatriated. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended October 31, 2020, the International Equity Fund and the Multisector Bond Fund accrued non-U.S. taxes of $306,180 and $2,898, respectively, which is included in net of change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

Management has analyzed each Fund’s tax positions for the period from 2019, including all positions expected to be taken upon filing the 2020 tax return, in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid as follows:

Fund	Frequency

Morningstar U.S. Equity Fund	Annually
Morningstar International Equity Fund	Annually
Morningstar Global Income Fund	Monthly
Morningstar Total Return Bond Fund	Monthly
Morningstar Municipal Bond Fund	Monthly
Morningstar Defensive Bond Fund	Monthly
Morningstar Multisector Bond Fund	Monthly
Morningstar Unconstrained Allocation Fund	Annually
Morningstar Alternatives Fund	Annually

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Distributions of net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under U.S. GAAP.

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.

Recently Adopted Accounting Pronouncement: On March 30, 2017, the FASB issued Accounting Standard Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on callable debt security within its scope to the earliest call date. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.

3. Investment Types

The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Funds’ investment policies.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a Fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a Fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a Fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A Fund may also experience delays in gaining access to the collateral.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Collateralized Bond Obligations (CBOs), Collateralized Loan Obligations (CLOs), and Other Collateralized Debt Obligations (CDOs): A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed-income securities, such as high-yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging-market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as “the collateral.” CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience substantial losses due to defaults, deterioration of protecting tranches, market participants’ perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which a Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed-income securities (e.g., interest-rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches, as well as risks related to the complexity of the security and its structure.

Convertible Securities: Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities also include corporate bonds, notes, and preferred stock. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock. However, any reduction in risk depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risks associated with equity securities, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. The premiums attributable to the conversion feature are not amortized, but they are capitalized into the cost basis.

Equity-Linked Investments: Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Forward Commitments and Dollar Rolls: A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (forward commitments) if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced (TBA) mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. TBA mortgages shall not exceed 20% of a Fund’s net assets. For these obligations, a Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines before the settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment before settlement if a subadviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

A Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, a Fund foregoes principal and interest paid on the security that is sold but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. A Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase a Fund’s risk and volatility.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.

Inflation-Protected Securities: A Fund may invest in U.S. Treasury Inflation Protected Securities (U.S. TIPS), which are fixed-income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. A Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, to satisfy its distribution requirements as a Registered Investment Company (RIC) and to eliminate any fund-level income tax liability under the Code.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate a Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded commitments are marked to market daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Mortgage Dollar Rolls: A Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.

Private Placement and Restricted Securities: A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a subadviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value (“NAV”).

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act of 1993, as amended (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a subadviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.

Restricted securities held by each Fund at October 31, 2020 are disclosed in the Schedules of Investments.

Securities Sold Short: Certain Funds may sell securities they do not own (a short sale) as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as net change in unrealized appreciation (depreciation) on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

When-Issued and Delayed Delivery Securities: Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

Zero Coupon and Payment In-Kind Bonds: A Fund may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment, if any, from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The NAV of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made.

Generally, investments for which market quotations are readily available will be valued at a current market price or, in the absence of a market price, at fair value as determined in good faith by MIM’s Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees (“the Board”) of Morningstar Funds Trust. Pursuant to those procedures, the Pricing Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over the Counter (“OTC”) securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. To reflect their fair value, short-term securities with 60 days or less remaining to maturity may, unless conditions indicate otherwise, utilize amortized cost to maturity based on their cost to a Fund.

The securities in a Fund, which are traded on a securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

Each Fund may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above. Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated as such on the Funds’ Schedule of Investments.

All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, exchange traded funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the asked price) and is therefore classified Level 2.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Investments classified within Level 3, if any, have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions/multiples, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by MIM in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts, forward contracts, and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.

OTC derivatives, including options on forward contracts, put and call options, and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV.

Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

●	Level 1 – quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open-end investment companies)

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

●

Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs

●	Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments)

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

5. Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish certain portfolio management services to the Funds.

Pursuant to the Agreement, the Funds have contractually agreed to pay the Adviser a management fee calculated on the average daily net assets for each Fund, in the annual ratios below.

Fund	Ratio

Morningstar U.S. Equity Fund	0.67%
Morningstar International Equity Fund	0.83%
Morningstar Global Income Fund	0.35%
Morningstar Total Return Bond Fund	0.44%
Morningstar Municipal Bond Fund	0.44%
Morningstar Defensive Bond Fund	0.36%
Morningstar Multisector Bond Fund	0.61%
Morningstar Unconstrained Allocation Fund	0.47%
Morningstar Alternatives Fund	0.85%

Pursuant to the Agreement, the Adviser is responsible for performing and overseeing portfolio management services to the Funds. In addition to selecting the overall investment strategies of the Funds, the Adviser oversees and monitors the selection and performance of the subadvisers and allocates assets among the subadvisers. The subadvisers manage each Fund’s investment portfolio pursuant to sub-advisory agreements with the Adviser. The Adviser manages the cash portion of each Fund which may include ETFs, mutual funds and money market fund investments.

The Trust and the Adviser have entered into a contractual expense limitation agreement (Base Expense Limitation Agreement) whereby the Adviser agreed to waive all or a portion of its fees or assume certain other expenses of each Fund at least through August 31, 2021, to the extent necessary to ensure that the total annual fund operating expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, litigation, dividend and interest expense related to short sales and extraordinary expenses) do

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

not exceed the following rates, based on each Fund’s average daily net assets. The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statements of Assets and Liabilities. The Adviser reimburses the Funds on a monthly basis. This management fee waiver and/or expense reimbursement will not be subject to future recoupment. For the six months ended October 31, 2020, the Funds’ Adviser contractually waived fees and/or reimbursed expenses for each of the Funds as follows:

Fund	Base Expense Cap	Management Fees Waived

Morningstar U.S. Equity Fund	0.85%	$127,297
Morningstar International Equity Fund	1.00%	312,918
Morningstar Global Income Fund	0.89%	—
Morningstar Total Return Bond Fund	0.53%	643,533
Morningstar Municipal Bond Fund	0.59%	119,722
Morningstar Defensive Bond Fund	0.48%	141,464
Morningstar Multisector Bond Fund	0.80%	133,542
Morningstar Unconstrained Allocation Fund	1.00%	—
Morningstar Alternatives Fund	1.29%	—

The Trust and the Adviser have entered into a supplemental expense limitation agreement (Supplemental Expense Limitation Agreement) whereby the Adviser has agreed to waive all or a portion of its fees or assume certain other expenses of each Fund at least through August 31, 2021, to the extent necessary to ensure that the total annual fund operating expenses (excluding the above listed expenses other than acquired fund fees and expenses) do not exceed the following rates, based on each Fund’s average daily net assets. The amount the Adviser owes a Fund as of the reporting date is recorded as a Receivable from Adviser in the Statement of Assets and Liabilities. The Adviser reimburses the Funds on a monthly basis. This management fee waiver and/or expense reimbursement will not be subject to future recoupment. For the six months ended October 31, 2020, the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

Fund	Supplemental Expense Cap	Management Fees Waived

Morningstar U.S. Equity Fund	0.85%	$271,897
Morningstar International Equity Fund	1.00%	438,449
Morningstar Global Income Fund	0.75%	6,788
Morningstar Total Return Bond Fund	0.54%	24,916
Morningstar Municipal Bond Fund	0.59%	15,925
Morningstar Defensive Bond Fund	0.55%	—
Morningstar Multisector Bond Fund	0.80%	17,645
Morningstar Unconstrained Allocation Fund	0.93%	17,371
Morningstar Alternatives Fund	1.20%	104,734

As of October 31, 2020, the Trust has entered into sub-advisory agreements with the following entities by Fund:

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Fund	Subadvisers

Morningstar U.S. Equity Fund	ClearBridge Investments, LLC
Diamond Hill Capital Management, Inc.
Levin Easterly Partners LLC
Massachusetts Financial Services Company, d/b/a
MFS Investment Management
Wasatch Advisors, Inc.
Westwood Management Corp.
Morningstar International Equity Fund	Harding Loevner LP
Harris Associates L.P.
Lazard Asset Management LLC
T. Rowe Price Associates, Inc.
Morningstar Global Income Fund	Schafer Cullen Capital Management, Inc.
Morningstar Total Return Bond Fund	BlackRock Financial Management, Inc.
Western Asset Management Company
Morningstar Municipal Bond Fund	T. Rowe Price Associates, Inc.
Wells Capital Management, Inc.
Morningstar Defensive Bond Fund	First Pacific Advisors, LLC
Morningstar Multisector Bond Fund	Franklin Advisers, Inc.
Loomis, Sayles & Company, L.P.
TCW Investment Management Company LLC
Morningstar Unconstrained Allocation Fund	Brandywine Global Investment Management, LLC
Lazard Asset Management LLC
Morningstar Alternatives Fund	BlackRock Financial Management, Inc.
SSI Investment Management, LLC
Water Island Capital, LLC

Pursuant to the sub-advisory agreements between the subadvisers, the Adviser and the Trust, the Adviser will pay the subadvisers out of the management fees from the Funds.

The Trust has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Northern Trust also serves as custodian of each Fund’s securities and cash, transfer agent and dividend disbursing agent. Northern Trust voluntarily agreed to waive a portion of their administration and custody fees for the Funds for a period of twelve months from the commencement of operations of each Fund (through October 31, 2019). The amounts waived are captioned as “Less waiver of administration and custody fees” on the Statements of Operations.

Foreside Fund Services, LLC (the “Distributor”), a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), serves as the principal underwriter and distributor of the Trust’s shares. Foreside Management Services, LLC (“FMS”) provides a Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

The Trust, on behalf of the Funds, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain account maintenance, record keeping and transactional and other shareholder services (collectively, “Sub-accounting fees”).

6. Investment Transactions

During the six months ended October 31, 2020, the cost of purchases and the proceeds from sales of investments (excluding in-kind, swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

		Purchases		Sales
Fund	U.S. Government	Other	U.S. Government	Other	Securities Sold Short	Covers on Securities Sold Short

Morningstar U.S. Equity Fund	$ —	$379,767,634	$ —	$427,932,543	$—	$—
Morningstar International Equity Fund	—	144,751,229	—	165,757,097	—	—
Morningstar Global Income Fund	—	86,871,830	—	90,362,576	—	—
Morningstar Total Return Bond Fund	85,861,551	1,109,903,575	19,793,144	1,091,333,436	271,561,050	240,329,563
Morningstar Municipal Bond Fund	—	124,674,992	—	127,818,659	—	—
Morningstar Defensive Bond Fund	—	81,126,096	—	40,107,789	—	—
Morningstar Multisector Bond Fund	11,512,179	150,145,886	21,725,985	93,200,492	—	—
Morningstar Unconstrained Allocation Fund	672,443	51,746,951	574,939	36,441,046	—	—
Morningstar Alternatives Fund	—	386,683,778	—	348,870,929	49,005,251	45,929,888

7. Financial Derivative Instruments

Certain Funds may invest in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective. The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. Dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency exchange contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.

At the maturity of a forward foreign currency exchange contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency exchange contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contract are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

The successful use of these transactions will usually depend on MIM’s or a subadviser’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency exchange contract entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. Each Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

changes in prevailing interest rates or to manage its duration or effective maturity. If MIM or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant (“FCM”) an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, if MIM’s or a subadviser’s judgment about the general direction of interest rates or markets is wrong, a Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.

Each Fund will incur brokerage fees in connection with its futures transactions. In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that a Fund will be able to enter into closing transactions.

Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. At October 31, 2020, the Morningstar Total Return Bond Fund, the Morningstar Unconstrained Allocation Fund and the Morningstar Alternatives Fund pledged cash to cover margin requirements for open futures positions in an amount of $1,866,205, $128,029 and $375,962, respectively, which is included in Due from Broker on the Statements of Assets and Liabilities.

Interest rate caps and floors: Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by difference between the interest rate index current value at the time the cap was entered into.

Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Options involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the investment manager is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the investment manager did not employ such strategies.

Swaptions: An option on an interest-rate swap (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap. Options on swap agreements involve the risks associated with derivative instruments generally, as well as the additional risks associated with both options and swaps generally. A pay fixed option on an interest-rate swap gives the buyer the right to establish a position in an interest-rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term.

Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest-rate swap and therefore also the value of the option on the interest-rate swap will change. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. However, if a Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.

Options on swap agreements are considered to be swaps for purposes of Commodity Futures Trading Commission (“CFTC”) regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

When a Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Schedules of Investments, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, a Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses.

Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swaps. A Fund may use interest-rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swaps to manage exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value. A Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

value will equal unrealized appreciation(depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts on the Fund’s Statement of Assets and Liabilities.

Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: A Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.

Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.

A protection buyer may lose its investment and recover nothing should an event of default not occur. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.

The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If a Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if a Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Changes in market value are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statements of Operations.

Each Fund’s risk of loss associated with these instruments may exceed their fair value, as recorded in the Schedules of Investments. Credit default contracts outstanding, including their respective notional amounts at year end, if any, are listed after each Fund’s Schedule of Investments.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of year end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Contracts for Differences: The Morningstar Alternatives Fund may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in a Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by a Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in non-affiliates, at value (securities) or in Due from broker (cash). Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in each Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to broker in the Statements of Assets and Liabilities.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the six months ended October 31, 2020 are as follows:

	Assets					Liabilities

	Unrealized Appreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value	Total

Morningstar International Equity Fund
Foreign exchange rate risk	$—	$—	$—	$—	$—	$—	$—	$75,202	$—	$75,202

Total	—	—	—	—	—	—	—	75,202	—	75,202

Net Fair Value of Derivative Contracts	$—	$—	$—	$—	$—	$—	$—	$75,202	$—	$75,202

Morningstar Total Return Bond Fund
Credit risk	$—	$538,642	$—	$—	$538,642	$—	$8,184	$—	$—	$8,184
Equity risk	—	—	—	—	—	—	9,874	—	—	9,874
Foreign exchange rate risk	—	—	469,962	164,535	634,497	—	—	387,146	53,351	440,497
Inflation risk	—	55,474	—	—	55,474	—	31,478	—	—	31,478
Interest rate risk	369,778	1,245,970	—	449,062	2,064,810	1,607,060	100,260	—	165,321	1,872,641

Total	369,778	1,840,086	469,962	613,597	3,293,423	1,607,060	149,796	387,146	218,672	2,362,674
Netting positions (369,778)		(149,796)	(387,146)	(218,672)	(1,125,392)	(369,778)	(149,796)	(387,146)	(218,672)	(1,125,392)

Net Fair Value of Derivative Contracts	$—	$1,690,290	$82,816	$394,925	$2,168,031	$1,237,282	$—	$—	$—	$1,237,282

Morningstar Multisector Bond Fund
Foreign exchange rate risk	$—	$—	$451,118	$5,328	$456,446	$—	$—	$674,089	$—	$674,089

Total	—	—	451,118	5,328	456,446	—	—	674,089	—	674,089

Netting positions	—	—	(451,118)	—	(451,118)	—	—	(451,118)	—	(451,118)

Net Fair Value of Derivative Contracts	$—	$—	$—	$5,328	$5,328	$—	$—	$222,971	$—	$222,971

Morningstar Unconstrained Allocation Fund
Foreign exchange rate risk	$—	$—	$116,231	$—	$116,231	$—	$—	$367,833	$—	$367,833

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

	Assets					Liabilities

	Unrealized Appreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Appreciation on Forward Currency Exchange Contracts	Purchased Options and Swaptions at Fair Market Value	Total	Unrealized Depreciation on Futures Contracts(1)	Swaps and Contracts for Difference at Fair Value(2)	Unrealized Depreciation on Forward Currency Exchange Contracts	Written Options and Swaptions at Fair Market Value	Total

Morningstar Unconstrained Allocation Fund (continued)

Interest rate risk	$73,247	$—	$—	$—	$73,247	$—	$—	$—	$—	$—

Total	73,247	—	116,231	—	189,478	—	—	367,833	—	367,833
Netting positions	—	—	(116,231)	—	(116,231)	—	—	(116,231)	—	(116,231)

Net Fair Value of Derivative Contracts	$73,247	$—	$—	$—	$73,247	$—	$—	$251,602	$—	$251,602

Morningstar Alternatives Fund
Credit risk	$—	$367	$—	$—	$367	$—	$150,394	$—	$—	$150,394
Equity risk	—	46,043,058	—	58,847	46,101,905	—	41,837,454	—	178,868	42,016,322
Foreign exchange rate risk	—	—	74,809	—	74,809	—	—	26,027	—	26,027
Interest rate risk	40,969	7,007	—	—	47,976	101,612	8,213	—	—	109,825

Total	40,969	46,050,432	74,809	58,847	46,225,057	101,612	41,996,061	26,027	178,868	42,302,568
Netting positions	(40,969)	(41,996,061)	(26,027)	(58,847)	(42,121,904)	(40,969)	(41,996,061)	(26,027)	(58,847)	(42,121,904)

Net Fair Value of Derivative Contracts	$—	$4,054,371	$48,782	$—	$4,103,153	$60,643	$—	$—	$120,021	$180,664

[1]

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]

Includes cumulative appreciation/depreciation on centrally-cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the six months ended October 31, 2020:

	Net Realized Gain (Loss) on Derivatives Recognized as a Result from Operations					Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations

	Futures Contracts	Swaps and Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total	Futures Contracts	Swaps Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total

Morningstar International Equity Fund
Foreign exchange rate risk	$—	$—	$(38,149)	$—	$(38,149)	$—	$—	$(61,889)	$—	$(61,889)

Total	$—	$—	$(38,149)	$—	$(38,149)	$—	$—	$(61,889)	$—	$(61,889)

Morningstar Total Return Bond Fund
Credit risk	$—	$467,603	$—	$—	$467,603	$—	$(729,014)	$—	$7,526	$(721,488)
Equity risk	—	(287)	—	—	(287)	—	(9,298)	—	—	(9,298)
Foreign exchange rate risk	—	—	218,552	(97,944)	120,608	—	—	(177,873)	(21,318)	(199,191)

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

	Net Realized Gain (Loss) on Derivatives Recognized as a Result from Operations						Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations

	Futures Contracts	Swaps and Contracts for Difference		Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total	Futures Contracts	Swaps Contracts for Difference	Forward Currency Exchange Contracts	Purchased/ Written Options and Swaptions	Total

Inflation risk	$—	$64,924		$—	$—	$64,924	$—	$18,590	$—	$—	$18,590
Interest rate risk	1,083,353	(2,950,793)		—	478,397	(1,389,043)	(1,171,203)	4,494,124	—	(78,008)	3,244,913

Total	$1,083,353	$(2,418,553)		$218,552	$380,453	$(736,195)	$(1,171,203)	$3,774,402	$(177,873)	$(91,800)	$2,333,526

Morningstar Multisector Bond Fund
Credit risk	$—	$106,034		$—	$—	$106,034	$—	$(11,346)	$—	$—	$(11,346)
Foreign exchange rate risk	—	—	(166,532)		—	(166,532)	—	—	(1,707,919)	—	(1,707,919)

Total	$—	$106,034		$(166,532)	$—	$(60,498)	$—	$(11,346)	$(1,707,919)	$—	$(1,719,265)

Morningstar Unconstrained Allocation Fund
Foreign exchange rate risk	$—	$—		$560,753	$—	$560,753	$—	$—	$(283,520)	$—	$(283,520)
Interest rate risk	293,684	—		—	—	293,684	42,462	—	—	—	42,462

Total	$293,684	$—		$560,753	$—	$854,437	$42,462	$—	$(283,520)	$—	$(241,058)

Morningstar Alternatives Fund
Credit risk	$—	$(4,725)		$—	$—	$(4,725)	$—	$(9,843)	$—	$—	$(9,843)
Equity risk	—	(938,604)		—	333,212	(605,392)	—	(654,353)	—	(3,525)	(657,878)
Foreign exchange rate risk	—	—	(72,432)		—	(72,432)	—	—	(81,318)	—	(81,318)
Interest rate risk	11,620	(17,276)		—	—	(5,656)	(60,643)	(1,106)	—	—	(61,749)

Total	$11,620	$(960,605)		$(72,432)	$333,212	$(688,205)	$(60,643)	$(665,302)	$(81,318)	$(3,525)	$(810,788)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of October 31, 2020.

Morningstar International Equity Fund

Derivative Financial Instruments:	Assets	Liabilities

Forward foreign currency exchange contracts	$—	$75,202

Total gross amount of derivatives in the Statement of Assets and Liabilities	$—	$75,202

Less: Derivatives not subject to MNA or similar agreements	—	—

Total gross amount of derivatives subject to MNA or similar agreement	$—	$75,202

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Northern Trust	$(75,202)	$—	$(75,202)	$—	$(75,202)

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Morningstar Total Return Bond Fund

Derivative Financial Instruments:	Assets	Liabilities

Forward foreign currency exchange contracts	$469,962	$387,146

Futures contracts	369,778	1,607,060

Purchased options	439,129	—

Written options	—	161,961

Total return swaps*	—	9,874

Interest rate swap contracts*	1,245,970	100,260

Credit default swap contracts*	538,642	8,184

Inflation swap contracts*	55,474	31,478

Purchased swaptions	174,468	—

Written swaptions	—	56,711

Total gross amount of derivatives in the Statement of Assets and Liabilities	$3,293,423	$2,362,674

Less: Derivatives not subject to MNA or similar agreements	(2,336,067)	(1,841,743)

Total gross amount of derivatives subject to MNA or similar agreement	$957,356	$520,931

*	The values of swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Bank of America(a)	$166,267	$(87,276)	$78,991	$ (70,871)	$ 8,120
Barclays(b)	55,842	(47,224)	8,618	(8,618)	—
BNP	165,683	(99,858)	65,825	—	65,825
Citibank(b)	133,286	(118,621)	14,665	(14,665)	—
Deutsche Bank(b)	29,987	(25,479)	4,508	(4,508)	—
Goldman Sachs(a)	90,263	(29,138)	61,125	(50,000)	11,125
HSBC(b)	42,507	(17,873)	24,634	(24,634)	—
JPMorgan Chase(a)	78,423	(29,187)	49,236	(10,000)	39,236
Morgan Stanley(b)	140,718	(39,725)	100,993	(100,993)	—
Standard Chartered Bank	5,915	(5,915)	—	—	—
State Street	1,719	(1,719)	—	—	—
UBS(a)	46,746	(6,133)	40,613	(10,000)	30,613

Total	$957,356	$(508,148)	$449,208	$(294,289)	$154,919

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$(87,276)	$87,276	$—	$—	$—
Barclays	(47,224)	47,224	—	—	—
BNP	(99,858)	99,858	—	—	—
Citibank	(118,621)	118,621	—	—	—
Deutsche Bank	(25,479)	25,479	—	—	—
Goldman Sachs	(29,138)	29,138	—	—	—
HSBC	(17,873)	17,873	—	—	—

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Morningstar Total Return Bond Fund (continued)

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

JPMorgan Chase	(29,187)	29,187	—	—	—

Morgan Stanley	(39,725)	39,725	—	—	—

RBS	(4,636)	—	(4,636)	—	(4,636)

Standard Chartered Bank	(13,041)	5,915	(7,126)	—	(7,126)

State Street	(2,740)	1,719	(1,021)	—	(1,021)

UBS	(6,133)	6,133	—	—	—

Total	$(520,931)	$508,148	$(12,783)	$—	$(12,783)

(a)	Actual amount of collateral received from Bank of America, Goldman Sachs, JPMorgan Chase, and UBS is included in “Due from broker” in the Statements of Assets and Liabilities.
(b)

Actual amount of collateral received from Barclays, Citibank, Deutsche Bank, HSBC, and Morgan Stanley exceeded the net amount before collateral and is included in “Due from broker” in the Statements of Assets and Liabilities.

Morningstar Multisector Bond Fund

Derivative Financial Instruments:	Assets	Liabilities

Forward foreign currency exchange contracts	$451,118	$674,089

Purchased options	5,328	—

Total gross amount of derivatives in the Statement of Assets and Liabilities	$456,446	$674,089

Less: Derivatives not subject to MNA or similar agreements	—	—

Total gross amount of derivatives subject to MNA or similar agreement	$456,446	$674,089

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America(a)	$39,851	$(25,544)	$14,307	$(10,000)	$4,307
Barclays	545	(545)	—	—	—
BNP	46,519	(46,519)	—	—	—
Citibank	68,041	(68,041)	—	—	—
Deutsche Bank	9,911	(9,911)	—	—	—
Goldman Sachs	7,355	—	7,355	—	7,355
HSBC	96,941	(90,732)	6,209	—	6,209
JPMorgan Chase(b)	178,027	(81,632)	96,395	(96,395)	—
Morgan Stanley	1,704	—	1,704	—	1,704
Standard Chartered Bank	7,552	(7,552)	—	—	—

Total	$456,446	$(330,476)	$125,970	$(106,395)	$19,575

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure
Bank of America	$(25,544)	$25,544	$—	$—	$—

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Morningstar Multisector Bond Fund (continued)

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Barclays	(10,787)	545	(10,242)	—	(10,242)
BNP	(51,235)	46,519	(4,716)	—	(4,716)
Citibank(b)	(104,256)	68,041	(36,215)	36,215	—
Deutsche Bank(a)	(195,636)	9,911	(185,725)	185,275	(450)
HSBC	(90,732)	90,732	—	—	—
JPMorgan Chase	(81,632)	81,632	—	—	—
Standard Chartered Bank	(108,677)	7,552	(101,125)	—	(101,125)

Total	$(674,089)	$330,476	$(343,613)	$221,490	$(122,123)

(a)

Actual amount of collateral received from Bank of America and pledged by the Fund to Deutsche Bank is included in “Due from broker” and “Due to broker” respectively, in the Statements of Assets and Liabilities.

(b)

Actual amount of collateral received from JPMorgan Chase and pledged by the Fund to Citibank exceeded the net amount before collateral and is included in “Due from broker” and “Due to broker” respectively, in the Statements of Assets and Liabilities.

Morningstar Unconstrained Allocation Fund

Derivative Financial Instruments:	Assets	Liabilities

Forward foreign currency exchange contracts	$116,231	$367,833
Futures contracts	73,247	—

Total gross amount of derivatives in the Statement of Assets and Liabilities	$189,478	$367,833
Less: Derivatives not subject to MNA or similar agreements	(73,247)	—

Total gross amount of derivatives subject to MNA or similar agreement	$116,231	$367,833

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Citibank	$75,978	$(75,978)	$—	$—	$—
HSBC	23,257	(23,257)	—	—	—
JPMorgan Chase	16,896	(16,896)	—	—	—

Total	$116,231	$(116,231)	$—	$—	$—

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Citibank	$(203,075)	$75,978	$(127,097)	$—	$(127,097)
HSBC	(133,234)	23,357	(109,877)	—	(109,877)
JP Morgan Chase	(31,524)	16,896	(14,628)	—	(14,628)

Total	$(367,833)	$116,231	$(251,602)	$—	$(251,602)

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

Morningstar Alternatives Fund

Derivative Financial Instruments:	Assets	Liabilities

Forward foreign currency exchange contracts	$74,809	$26,027

Futures contracts	40,969	101,612

Purchased options	58,847	—

Written options	—	178,868

Contracts for difference*	46,043,058	41,837,454

Interest rate swap contracts*	7,007	8,213
Credit default swap contracts*	367	150,394

Total gross amount of derivatives in the Statement of Assets and Liabilities	$46,225,057	$42,302,568

Less: Derivatives not subject to MNA or similar agreements	(107,190)	(438,258)

Total gross amount of derivatives subject to MNA or similar agreement	$46,117,867	$41,864,310

*	The values of contracts for differences and swap agreements are the market values listed on the Schedules of Investments.

Counterparty	Gross Assets	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Bank of America	$ 1,132	$ (315)	$ 817	$ —	$ 817
Goldman Sachs(a)	18,078,004	(16,425,508)	1,652,496	(370,000)	1,282,496
JPMorgan Chase(a)	27,965,054	(25,411,949)	2,553,105	(219,981)	2,333,124
Morgan Stanley	73,677	(25,984)	47,693	—	47,693

Total	$46,117,867	$(41,863,756)	$4,254,111	$(589,981)	$3,664,130

Counterparty	Gross Liabilities	Offset	Net Amount Before Collateral	Collateral (Received) Pledged	Net Exposure

Bank of America	$ (315)	$ 315	$ —	$—	$ —
Barclays	(40)	—	(40)	—	(40)
Citibank	(514)	—	(514)	—	(514)
Goldman Sachs	(16,425,508)	16,425,508	—	—	—
JPMorgan Chase	(25,411,949)	25,411,949	—	—	—
Morgan Stanley	(25,984)	25,984	—	—	—

Total	$(41,864,310)	$41,863,756	$(554)	$—	$(554)

(a)	Actual amount of collateral received from Goldman Sachs and JPMorgan Chase is included in _Due from broker_ in the Statements of Assets and Liabilities.

For the six months ended October 31, 2020, the quarterly average notional values were as follows and are representative of the trading volume of the derivatives held by the Funds.

	Morningstar International Equity Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund

Futures Contracts:
Average Notional Balance - Long	$—	$137,648,284	$—	$1,665,050	$8,629,644

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

	Morningstar International Equity Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund
Futures Contracts: (continued)
Average Notional Balance - Short	$—	$176,649,067	$—	$376,250	$4,366,030
Ending Notional Balance - Long	—	99,879,193	—	1,742,200	26,050,180
Ending Notional Balance - Short	—	281,616,523	—	1,505,000	10,830,667
Forward Foreign Currency Exchange Contracts:
Average Settlement Value -Purchased	2,033,140	13,866,588	39,004,299	4,709,908	7,302,745
Average Settlement Value - Sold	13,874	10,945,290	22,238,313	12,474,368	3,266,679
Ending Settlement Value -Purchased	2,455,466	31,476,732	21,454,543	4,705,336	6,378,726
Ending Settlement Value - Sold	—	24,879,684	5,698,345	14,361,566	2,368,856
Contracts for Difference:
Average Notional Balance - Long	—	—	—	—	1,362,337
Average Notional Balance - Short	—	—	—	—	1,448,810
Ending Notional Balance - Long	—	—	—	—	1,338,110
Ending Notional Balance - Short	—	—	—	—	1,357,843
Total Return Swaps:
Average Notional Balance - Long	—	552,500	—	—	—
Ending Notional Balance - Long	—	2,210,000	—	—	—
Inflation Swaps:
Average Notional Balance - Pays Fixed Rate	—	9,575,218	—	—	—
Ending Notional Balance - Pays Fixed Rate	—	14,141,316	—	—	—
Interest Rate Swaps:
Average Notional Balance - Pays Fixed Rate	—	192,408,189	3,550,000	—	7,845,396
Ending Notional Balance - Pays Fixed Rate	—	260,651,131	—	—	5,848,584
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	3,494,116	12,250	—	1,630,000
Average Notional Balance - Sell Protection	—	34,317,174	6,956,945	—	7,567
Ending Notional Balance - Buy Protection	—	4,457,121	—	—	3,114,407
Ending Notional Balance - Sell Protection	—	42,404,944	—	—	7,567
Options:
Average Notional Balance - Purchased	—	140,077,916	671,043	—	822,641
Average Notional Balance - Written	—	83,544,918	—	—	1,432,025

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

	Morningstar International Equity Fund	Morningstar Total Return Bond Fund	Morningstar Multisector Bond Fund	Morningstar Unconstrained Allocation Fund	Morningstar Alternatives Fund
Options (continued):
Ending Notional Balance - Purchased	$—	$ 381,724,919	$ 590,000	$—	$ 2,341,635
Ending Notional Balance - Written	—	116,842,009	—	—	1,857,889
Swaptions:
Average Notional Balance - Purchased	—	15,537,067	—	—	—
Average Notional Balance - Written	—	21,690,317	—	—	—
Ending Notional Balance - Purchased	—	44,199,690	—	—	—
Ending Notional Balance - Written	—	44,199,690	—	—	—

8. Federal Income Tax Matters

As of October 31, 2020, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Morningstar U.S. Equity Fund	$1,180,248,571	$140,795,773	$(66,204,863)	$74,590,910
Morningstar International Equity Fund	827,566,829	61,097,065	(76,732,242)	(15,635,177)
Morningstar Global Income Fund	243,016,665	12,935,103	(14,015,907)	(1,080,804)
Morningstar Total Return Bond Fund	611,392,294	22,171,512	(7,068,257)	15,103,255
Morningstar Municipal Bond Fund	345,796,960	7,594,069	(2,036,713)	5,557,356
Morningstar Defensive Bond Fund	224,383,876	3,359,116	(937,846)	2,421,270
Morningstar Multisector Bond Fund	252,113,902	7,471,930	(7,008,378)	463,552
Morningstar Unconstrained Allocation Fund	151,968,044	10,541,862	(2,713,174)	7,828,688
Morningstar Alternatives Fund	206,719,725	11,177,783	(10,012,768)	1,165,015

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on credit default swaps, futures contracts, foreign exchange contracts and passive foreign investment companies (“PFICs”), straddle loss deferrals, investment in interest only (“IO”) securities and contingent payment debt instruments (“CPDIs”), and timing of income recognition from Real Estate Investment Trusts (“REITs”).

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

As of April 30, 2020, the components of distributable earnings (loss) (excluding paid in capital) on a tax basis were as follows:

Fund	Currenct Distributable Tax-Exempt Income	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or Tax Basis Capital Loss Carryforwards	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total Accumulated Earnings

Morningstar U.S. Equity Fund	$—	$3,730,855	$—	$(21,176,420)	$(16,468,490)	$(33,914,055)
Morningstar International Equity
Fund	—	1,555,832	6,576,850	(91,451,186)	—	(83,318,504)
Morningstar Global Income Fund	—	225,849	—	(13,009,933)	(740)	(12,784,824)
Morningstar Total Return
Bond Fund	—	9,974,630	4,270,224	6,472,493	(4,327)	20,713,020
Morningstar Municipal Bond Fund	81,113	—	—	(7,974,819)	(964,022)	(8,857,728)
Morningstar Defensive Bond Fund	—	675,650	298,566	739,840	(1,444)	1,712,612
Morningstar Multisector
Bond Fund	—	989,103	—	(17,450,788)	(5,437,917)	(21,899,602)
Morningstar Unconstrained
Allocation Fund	—	2,019,128	33,566	(221,810)	—	1,830,884
Morningstar Alternatives Fund	—	4,325,758	—	(5,440,609)	(165,414)	(1,280,265)

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At April 30, 2020, the following reclassification was recorded:

Fund	Accumulated Distributable Earnings (Losses)	Paid-in Capital
Morningstar Total Return Bond Fund	$ 1,852	$ (1,852)
Morningstar Multisector Bond Fund	394	(394)
Morningstar Alternatives Fund	16,869	(16,869)

The tax character of distributions paid during the fiscal year-ended April 30, 2020 were as follows:

	Fiscal Year Ended April 30, 2020

Fund	Tax-Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
Morningstar U.S. Equity Fund	$ —	$18,559,105	$ 75,419	$ 18,634,524
Morningstar International Equity Fund	—	17,320,965	58	17,321,023
Morningstar Global Income Fund	—	9,337,742	13,989	9,351,731
Morningstar Total Return Bond Fund	—	25,566,475	417,832	25,984,307

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

	Fiscal Year Ended April 30, 2020

Fund	Tax-Exempt Income	Ordinary Income	Capital Gains	Total Distributions Paid
Morningstar Municipal Bond Fund	$ 3,722,036	$ 677,440	$ 17	$ 4,399,493
Morningstar Defensive Bond Fund	—	4,722,041	38	4,722,079
Morningstar Multisector Bond Fund	—	10,125,655	77	10,125,732
Morningstar Unconstrained Allocation Fund	—	2,836,649	—	2,836,649
Morningstar Alternatives Fund	—	3,235,052	7,401	3,242,453

The tax character of distributions paid during the fiscal period-ended April 30, 2019 were as follows:

	Fiscal Period Ended April 30, 2019

Fund	Tax Exempt Income	Ordinary Income	Total Distributions Paid

Morningstar U.S. Equity Fund	$ —	$ 422,538	$ 422,538
Morningstar International Equity Fund	—	550,924	550,924
Morningstar Global Income Fund	—	959,797	959,797
Morningstar Total Return Bond Fund	—	2,817,061	2,817,061
Morningstar Municipal Bond Fund	743,422	44,375	787,797
Morningstar Defensive Bond Fund	—	665,904	665,904
Morningstar Multisector Bond Fund	—	2,273,735	2,273,735
Morningstar Unconstrained Allocation Fund	—	257,198	257,198
Morningstar Alternatives Fund	—	86,515	86,515

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carry forwards with no expiration will retain their character as either short-term or long-term capital losses.

At April 30, 2020, the Funds had no capital loss carryforwards to offset future capital gains.

For the period subsequent to October 31, 2019, through the fiscal year ended April 30, 2020, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Fund
Morningstar U.S. Equity Fund	$16,468,490
Morningstar Municipal Bond Fund	963,948
Morningstar Multisector Bond Fund	5,437,917
Morningstar Alternatives Fund	165,414

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

9. Principal Risks and Concentrations

Multimanager and Subadviser Selection Risk: To a significant extent, the Funds’ performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.

Foreign Securities Risk: Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic and regulatory risks, and market instability.

Emerging-Markets Risk: Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Geographic Concentration Risk: To the extent that a Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified equity fund.

Currency Risk: Because some of the Funds invest in foreign securities, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.

Interest-Rate Risk: The value of fixed-income securities will typically decline when interest rates rise.

Credit Risk: Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that a Fund was attempting to hedge or the investment opportunity it was trying to pursue.

Market Risk: The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Notes to Financial Statements (continued)

10. Principal Ownership

As of October 31, 2020, the Funds had omnibus accounts owning more than 5% of the total shares outstanding of each Fund as follows:

Fund	Number of Shareholders	% Ownership[1]

Morningstar U.S. Equity Fund	5	98%
Morningstar International Equity Fund	5	98%
Morningstar Global Income Fund	5	97%
Morningstar Total Return Bond Fund	5	96%
Morningstar Municipal Bond Fund	5	99%
Morningstar Defensive Bond Fund	4	90%
Morningstar Multisector Bond Fund	5	96%
Morningstar Unconstrained Allocation Fund	5	97%
Morningstar Alternatives Fund	3	89%

1Includes omnibus positions of broker-dealers representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Funds.

11. Line of Credit

The Funds have a $50 million line of credit agreement with Northern Trust. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Funds participate and collateral requirements apply, there is no assurance that an individual Fund will have access to the entire $50 million at any particular time. Interest is charged to each Fund based on its borrowings at an amount above the Federal Funds rate. In addition, an administration fee of $10,000 is payable annually and allocated among the Funds based on net assets.

For the six months ended October 31, 2020, the Funds made no borrowings against the line of credit.

12. Subsequent Events

Management has evaluated subsequent events for the Funds through the date this report was issued and has concluded that no subsequent events occurred which required recognition or disclosure.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Expenses

As a shareholder of a series within Morningstar Funds Trust, you incur ongoing costs, including management fees, administration, custody, sub-accounting, trustees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of a six month period and held for the entire period, May 1, 2020 through October 31, 2020.

Actual Expenses

The three columns for each Fund in the table under the “Actual” heading provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the second column for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The last three columns for each Fund in the table under the “Hypothetical (5% return)” heading provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the last three columns for each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

		Actual			Hypothetical (5% return)
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Beginning Account Value	Ending Account Value	Expenses Paid During Period

Morningstar U.S. Equity Fund	0.81%	$1,000.00	$1,114.30	$4.30	$1,000.00	$1,021.06	$4.12

Morningstar International Equity Fund	0.90	1,000.00	1,114.20	4.78	1,000.00	1,020.61	4.57

Morningstar Global Income Fund	0.61	1,000.00	1,057.00	3.15	1,000.00	1,022.07	3.10

Morningstar Total Return Bond Fund	0.52	1,000.00	1,040.30	2.67	1,000.00	1,022.52	2.64

Morningstar Municipal Bond Fund	0.58	1,000.00	1,053.30	2.99	1,000.00	1,022.22	2.95

Morningstar Funds Trust    October 31, 2020 (unaudited)

Fund Expenses (continued)

		Actual			Hypothetical (5% return)
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Beginning Account Value	Ending Account Value	Expenses Paid During Period

Morningstar Defensive Bond Fund	0.48%	$1,000.00	$1,022.70	$2.44	$1,000.00	$1,022.72	$2.44

Morningstar Multisector Bond Fund	0.79	1,000.00	1,093.40	4.16	1,000.00	1,021.17	4.01

Morningstar Unconstrained Allocation Fund	0.73	1,000.00	1,070.00	3.80	1,000.00	1,021.47	3.71

Morningstar Alternatives Fund	1.27	1,000.00	1,044.50	6.53	1,000.00	1,018.75	6.44

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All financial companies need to share clients’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons, Trust chooses to share; and whether you can limit this sharing.

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What we do		How does Morningstar Funds Trust protect your personal information?

Security measures are in place to protect against unauthorized access to, or unauthorized alteration, disclosure or destruction of personal information. Secure data networks are protected by industry standard firewall and password protection systems.

How does Morningstar Funds Trust collect your personal information?

We would collect your personal information if you open an account directly with us or if you gave us your personal information; however, please read the “Other Important Information” section below.

Why can’t you limit sharing?

Federal law gives you the right to limit only:

	▶	sharing for affiliates’ everyday business purposes—information about your creditworthiness;

	▶	affiliates from using your information to market to you;

	▶	sharing for nonaffiliates to market to you.
State laws and individual companies’ policies may give you additional rights to limit sharing.

Definitions		Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

	▶	Morningstar Funds Trust’s investment adviser is Morningstar Investment Management LLC, a wholly-owned subsidiary of Morningstar, Inc. Morningstar Investment Services, LLC, a wholly-owned subsidiary of Morningstar Investment Management LLC, is the sponsor of the Morningstar Managed Portfolios advisory service.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	▶	The Trust does not share your personal information with nonaffiliates for marketing their services to you.

Joint marketing
A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	▶	The Trust does not have such an agreement in place.

Other Important Information

Morningstar Funds Trust (“Morningstar Funds”) is only available through model portfolios designed and maintained by Morningstar Investment Management LLC (“Model Portfolios”).

Model Portfolios are made available to nonaffiliated financial institutions (e.g., financial advisers, retirement plan, recordkeepers) who may use the Model Portfolios as part of an investment advisory solution offered to their clients. The financial institution’s client’s assets are held at a nonaffiliated custodian (“Custodian”). Custodians report buy/sells of Morningstar Funds shares to the Trust’s transfer agent at an aggregate level (e.g., omnibus). Because of this structure, under normal circumstances, the Trust does not have personal information of the shareholders of the Morningstar Funds.

From time-to-time, Morningstar Funds Trust may seek shareholder’s personal information to fulfill regulatory requirements and/or obligations. In those instances, Morningstar Funds Trust will not make your personal information available to anyone other than the above-mentioned affiliates. Morningstar Funds reserves the right to change this policy at any time by distributing and/or posting a new privacy policy without notice.

Questions?		Your privacy is very important to us. If you have further questions, please contact us at (877) 626-3224.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Board Approval of New Subadvisory Agreements

Morningstar Funds Trust

At a meeting of the Board of Trustees of the Trust (the “Board”) on June 25, 2020, the Board unanimously approved new subadvisory agreements (each, a “New Subadvisory Agreement,” and collectively, the “New Subadvisory Agreements”) with each of three existing subadvisers to the Funds that are subsidiaries of Legg Mason, Inc. (“Legg Mason”): 1) Brandywine Global Investment Management, LLC (“Brandywine”), subadviser to the Unconstrained Allocation Fund; 2) ClearBridge Investments, LLC (“ClearBridge”), subadviser to the U.S. Equity Fund; and 3) Western Asset Management Company, LLC (“Western”), subadviser to the Total Return Bond Fund (each, a “Legg Mason Subadviser,” and collectively, the “Legg Mason Subadvisers”). The New Subadvisory Agreements were approved in anticipation of the acquisition of Legg Mason, Inc. (“Legg Mason”) by Franklin Resources, Inc. (“Franklin Resources”), which was expected to close on or near July 31, 2020 (the “Transaction”).

It was anticipated that the Transaction would result in a “change in control” of each Legg Mason Subadviser, and therefore, would constitute an “assignment,” as such term is defined in the 1940 Act, of the existing subadvisory agreements between MIM, the Trust and each of the Legg Mason Subadvisers, on behalf of the applicable Funds (each, an “Original Subadvisory Agreement,” and collectively, the “Original Subadvisory Agreements”). The terms of the proposed New Subadvisory Agreements, other than their respective dates, were identical in all respects to the Original Subadvisory Agreements that had been considered and approved by the Board at the meeting held on March 11, 2020 (the “March Meeting”). In order to permit each Legg Mason Subadviser to continue to provide investment advisory services to the applicable Funds, the Board considered and approved the New Subadvisory Agreements, to become effective following the Transaction.

The material factors considered and the conclusions that formed the bases of the Board’s approval of the New Subadvisory Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. The Board did not quantify or assign relative weights to the factors. Each member of the Board may have assigned different weights to the factors.

In considering the approval of the New Subadvisory Agreements, the Board was able to draw on its knowledge of the Trust, the Funds, MIM, and each Legg Mason Subadviser. The Board considered the approval of the Original Subadvisory Agreements, and considered the nature, extent and quality of services provided by the Legg Mason Subadvisers, their investment performance with regard to the management of their allocated portion of their respective Funds, and the relevant subadvisory fees.

The Board reviewed memoranda and supporting documentation provided by MIM and Franklin Resources regarding the Transaction, as well as copies of each proposed New Subadvisory Agreement. The Board noted that each New Subadvisory Agreement provided for the same services and fees as the Original Subadvisory Agreements and that the New Subadvisory Agreements were in all respects identical to the Original Subadvisory Agreements, except for the effective date. Given that the services and fees provided under the New Subadvisory Agreements were identical to the services and fees under the Original Subadvisory Agreements, the Board’s deliberations at the March Meeting remained relevant.

At the March Meeting, the Board considered multiple factors that they deemed relevant, including, but not limited to:

Morningstar Funds Trust    October 31, 2020 (unaudited)

Board Approval of New Subadvisory Agreements (continued)

●	The form of the Original Subadvisory Agreements with each Legg Mason Subadviser.

●	The investment performance of each Fund and the performance of each Legg Mason Subadviser in achieving this performance.

●	Whether each Fund had operated in accordance with its investment objective.

●	The fairness of the compensation under the Funds’ investment advisory agreement and the Original Subadvisory Agreements.

●	The expense ratio to be borne by shareholders, considering the combined effect of the pricing structure of each Fund and existing fee waivers and expense reimbursements.

●	MIM’s investment principles.

●	The nature, extent and quality of services that MIM and each Legg Mason Subadviser provided and would be expected to provide to each Fund.

●

The background, experience, personnel, operations, technology, policies, procedures and compliance functions of MIM and each Legg Mason Subadviser, including their experience as managers of other funds and accounts, their investment management approaches and resources, their financial condition and their reputation in the industry.

●	The compatibility of each Legg Mason Subadviser’s operations, policies, procedures and compliance functions with those of MIM and other service providers to the Funds.

●

The Chief Compliance Officer’s review of the compliance programs and capabilities of MIM and each Legg Mason Subadviser, including the policies and procedures in place to address actual and potential conflicts of interest.

●	MIM’s risk management program, especially those aspects of the program related to selecting and overseeing the Legg Mason Subadvisers.

●	The use of derivatives and other complex instruments to carry out each Fund’s investment goals.

●	Each Legg Mason Subadviser’s risk management program.

●	Profitability matters and economies of scale.

MIM recommended the approval of the New Subadvisory Agreements, pursuant to which each Legg Mason Subadviser would continue to serve as a subadviser of its respective Fund following the Transaction. The approval of the New Subadvisory Agreements was recommended by MIM because, among other factors, (i) the Transaction was not expected to have a material effect on the nature, extent or quality of the services provided by the Legg Mason Subadvisers to their respective Funds; (ii) each Legg Mason Subadviser’s personnel who have been responsible for managing the allocated portion of their respective Funds would continue to serve in their respective capacities following the Transaction; (iii) the terms of the New Subadvisory Agreements were similar, in all material respects other than the effective date, to the Original Subadvisory Agreements that were approved by the Board at the March Meeting; and (iv) each Legg Mason Subadviser’s historical investment performance with respect to its management of their respective Funds had been acceptable.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Board Approval of New Subadvisory Agreements (continued)

Significant factors considered by the Board included the following:

Services Provided

The Board considered their analysis at the March Meeting of the nature, quality and extent of the services provided by each Legg Mason Subadviser to its respective Fund. At the March Meeting, the Board considered each relevant Fund’s investment goal, MIM’s and each Legg Mason Subadviser’s investment strategy to achieve that goal, and MIM’s and each Legg Mason Subadviser’s success in achieving, and ability to continue to achieve, that investment strategy. The Board also took note of the responsibilities that each Legg Mason Subadviser has with respect to the portion of a Fund’s assets allocated to the Legg Mason Subadviser by MIM. The Board noted their consideration at the March Meeting of the other investment advisory services offered by each Legg Mason Subadviser, and reviewed the allocation of assets and expenses among those services, as well as their fees, the reasons for differences in fees and any potential conflicts in connection with providing these services. The Board considered MIM’s rationale for recommending the continued retention of each Legg Mason Subadviser, and that the Transaction was not expected to have a material effect on the nature, extent or quality of the services provided by the Legg Mason Subadvisers to their respective Funds.

Based on their consideration and review of the foregoing factors, the Board concluded that they were satisfied with the nature, quality and extent of the overall services provided and to be provided by each Legg Mason Subadviser. The Board was confident in the abilities of each Legg Mason Subadviser to continue to implement the respective investment strategy of its relevant Fund and to continue to provide quality services to such Fund.

Investment Performance

The Board considered their analysis at the March Meeting regarding each Legg Mason Subadviser’s investment performance. The Board considered their prior comparison of this performance to peer groups and relevant benchmarks. The Board concluded that their prior consideration of the performance record for each Legg Mason Subadviser in managing their respective Funds supported a decision to approve the New Subadvisory Agreements.

The Cost of Services and Fund Expenses

The Board considered their analysis at the March Meeting regarding the cost of services provided and to be provided by MIM and the Legg Mason Subadvisers and the losses realized by MIM and each Legg Mason Subadviser from a relationship with the relevant Funds. At the March Meeting the Board had considered profitability information, expenses absorbed by MIM through fee waivers and reimbursements, comparative fee data, and actual and potential benefits (often called “fall-out benefits”) that accrue to MIM and the Legg Mason Subadvisers from managing their respective Funds. The Board noted that the subadvisory fees are paid to each Legg Mason Subadviser by MIM and are not additional fees borne by each Fund, and that these fees were the product of arms-length negotiations between MIM and each Legg Mason Subadviser. The Board considered that the subadvisory fees set forth under the proposed New Subadvisory Agreements would be the same as those set forth under the Original Subadvisory Agreements approved by the Board at the March Meeting, and that the investment advisory fees paid by the Funds would similarly remain unaffected by the

Morningstar Funds Trust    October 31, 2020 (unaudited)

Board Approval of New Subadvisory Agreements (continued)

Transaction. The Board also considered their analysis at the March Meeting regarding fund expenses. The Board concluded that their prior consideration of the cost of services and fund expenses as relevant to the Legg Mason Subadvisers and their relevant Funds supported a decision to approve the New Subadvisory Agreements.

Economies of Scale

The Board considered their analysis at the March Meeting of the economies of scale that may be realized by MIM and each Legg Mason Subadviser as each relevant Fund grows larger and the extent to which these economies would be shared with the Funds’ shareholders. For the reasons discussed at the March Meeting, the Board concluded that economies of scale continued to not be a significant factor with regard to the management fees paid by the Funds at this time given the current assets in the Funds and the limited operating history of the Funds and the expense limitation arrangements that are in effect.

Conclusion

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Board—including a majority of the Independent Trustees with the assistance of counsel—approved the New Subadvisory Agreements and concluded that the subadvisory fee structure provided for in the agreements continued to be fair and reasonable.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (as amended), Morningstar Funds Trust (the “Trust”) has established a written liquidity risk management program (“Program”) to govern the approach in managing liquidity risk within each series of the Trust (each a “Fund” and collectively the “Funds”). For purposes of the Program, liquidity risk means the risk that a Fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the Fund.

The Program is overseen by the Liquidity Committee which is comprised of representatives of the Funds’ investment adviser, Morningstar Investment Management LLC (“MIM”) and certain officers of the Trust (e.g., the Trust’s Principal Financial Officer). The Funds’ Board of Trustees (“Board”) has approved the Program on behalf of the Trust as well as the designation of the Liquidity Committee to oversee the Program. In administering the Program, the Liquidity Committee seeks input from MIM’s portfolio managers and/or subadviser(s) when such input is deemed necessary or appropriate by the Liquidity Committee.

In general, liquidity risk is managed taking into account the investment strategy, liquidity profile, and redemption policy and history of a Fund, with the objective of maintaining a level of liquidity that is appropriate considering the Fund’s obligations to current and future shareholders. Liquidity management for each Fund is based on an assessment of the liquidity of each portfolio asset, considering the time required to liquidate an asset and the price or value at which those assets can be liquidated, in accordance with the requirements of Rule 22e-4.

At a meeting of the Board held on September 23rd, 2020, a written report from the Liquidity Committee was provided to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation (the “Report”) for the annual period from June 1, 2019 through June 30, 2020 (the “Reporting Period”).

During the Reporting Period, each Fund maintained a high level of liquidity and was deemed to primarily hold assets that are defined as highly liquid investments. As a result, no Fund was required to establish or adopted a Highly Liquid Investment Minimum during the Reporting Period.

The Report did not identify any significant liquidity events that materially affected the performance of any Fund or its ability to timely meet redemptions without dilution to existing shareholders during the Reporting Period. In addition, all Funds complied with the 15% limitation on illiquid investments during the Reporting Period, consistent with the Program and the relevant requirements of Rule 22e-4.

The Liquidity Committee has determined that the Program operated adequately and effectively to manage each Fund’s liquidity risk during the Reporting Period and is reasonably designed to manage each Fund’s liquidity risk. However, please note, there can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Morningstar Funds Trust    October 31, 2020 (unaudited)

Additional Information

Proxy Voting Policies and Proxy Voting Record

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser, which, in turn, has delegated such responsibility to the subadvisers. Each subadviser will vote such proxies in accordance with its proxy policies and procedures, which are available, free of charge, by calling 877-626-3224. Information about how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (1) without charge, upon request, by call 877-626-3224 and (2) on the SEC’s website at http://sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT (and its predecessor form, Form N-Q) filings are available on the SEC’s website at http://www.sec.gov.

Morningstar Funds Trust is only available to citizens or legal residents of the United States or its territories through model portfolios designed and maintained by the Adviser.

Adviser

Morningstar Investment Management LLC

22 West Washington Street

Chicago, Illinois 60602

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Prospectus

Please go to http://connect.rightprospectus.com/Morningstar to access the Morningstar Funds Trust prospectus.

Shareholder Rights

When you buy shares in a fund of the Morningstar Funds Trust, you become a shareholder of that fund. As a shareholder, you have certain rights and protections, chief among them an independent board of trustees, whose main role is to represent your interests. The Board of Trustees for the Morningstar Funds Trust is committed to representing your interests as well as implementing and maintaining sound fund governance principles. To learn more about the Board of Trustees please go to https://www.morningstar.com/company/morningstar-funds-governance.

This report is for the general information of the shareholders of the Morningstar Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Views, opinions, portfolio holdings and other information expressed or noted herein are as of the end of the reporting period and are subject to change. Such views and opinions are not to be viewed as investment advice.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

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Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morningstar Funds Trust

By	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: January 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel E. Needham
Daniel E. Needham, President
(Principal Executive Officer)

Date: January 5, 2021

By	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer)

Date: January 5, 2021

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